UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06440

Fidelity Aberdeen Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2025

Item 1.

Reports to Stockholders

This report on Form N-CSR relates solely to the Registrant’s Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend 2040 Fund, Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund, Fidelity Freedom Blend 2060 Fund, Fidelity Freedom Blend 2065 Fund, Fidelity Freedom Blend 2070 Fund, and Fidelity Freedom Blend Income Fund, (the “Funds”):

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2055 Fund Fidelity Freedom® Blend 2055 Fund Premier Class : FFBZX

This annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 26	0.25%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 6, 2021 through March 31, 2025.
Initial investment of $1,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier Class	5.62%	4.88%
Fidelity Freedom 2055 Composite Index℠	6.55%	5.19%
S&P 500® Index	8.25%	10.01%
A   From April 6, 2021
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,877,036,172
Number of Holdings	46
Total Advisory Fee	$4,580,666
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.3
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.2
Fidelity Series Blue Chip Growth Fund	12.3
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
82.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912993.100    6373-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2010 Fund Fidelity Freedom® Blend 2010 Fund : FHAYX

This annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2010 Fund	$ 43	0.42%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Freedom® Blend 2010 Fund	5.28%	5.06%	3.94%
Fidelity Freedom 2010 Composite Index℠	5.64%	5.00%	4.23%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.60%
A   From August 31, 2018
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$153,037,514
Number of Holdings	43
Total Advisory Fee	$228,285
Portfolio Turnover	35%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 63.3
Domestic Equity Funds - 14.5
International Equity Funds - 13.4
Short-Term Funds - 8.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.2
Fidelity Series Government Bond Index Fund	11.2
Fidelity Series Investment Grade Bond Fund	10.7
Fidelity Series Corporate Bond Fund	6.9
Fidelity Series Investment Grade Securitized Fund	6.7
Fidelity Series Treasury Bill Index Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Large Cap Value Index Fund	4.1
Fidelity Series Emerging Markets Opportunities Fund	3.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.4
73.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2010 Fund℠ merged into Fidelity Freedom® Blend 2010 Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913074.100    3193-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2070 Fund Fidelity Advisor Freedom® Blend 2070 Fund Class A : FRCHX

This annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period June 28, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 57	0.74%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$8,728,243
Number of Holdings	22
Total Advisory Fee	$5,431
Portfolio Turnover	58%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.6
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.4
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series International Growth Fund	7.2
Fidelity Series Overseas Fund	7.1
Fidelity Series International Value Fund	7.1
Fidelity Series Large Cap Stock Fund	7.1
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Value Discovery Fund	5.3
85.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918280.100    7657-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2065 Fund Fidelity Advisor Freedom® Blend 2065 Fund Class I : FAXFX

This annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 50	0.49%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2019 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class I	5.37%	13.77%	9.12%
Fidelity Freedom 2065 Composite Index℠	6.55%	13.39%	9.06%
S&P 500® Index	8.25%	18.59%	13.70%
A   From June 28, 2019
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$322,329,695
Number of Holdings	42
Total Advisory Fee	$736,284
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.3
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.2
Fidelity Series Blue Chip Growth Fund	12.3
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
82.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913118.100    3422-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2065 Fund Fidelity Freedom® Blend 2065 Fund Premier Class : FFCHX

This annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 26	0.25%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 6, 2021 through March 31, 2025.
Initial investment of $1,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier Class	5.71%	4.88%
Fidelity Freedom 2065 Composite Index℠	6.55%	5.19%
S&P 500® Index	8.25%	10.01%
A   From April 6, 2021
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$322,329,695
Number of Holdings	42
Total Advisory Fee	$736,284
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.3
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.2
Fidelity Series Blue Chip Growth Fund	12.3
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
82.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913123.100    6375-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2025 Fund Fidelity Freedom® Blend 2025 Fund Class K : FHBEX

This annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 36	0.35%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	5.26%	8.44%	5.70%
Fidelity Freedom 2025 Composite Index℠	5.81%	8.11%	5.73%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,345,441,806
Number of Holdings	46
Total Advisory Fee	$4,808,548
Portfolio Turnover	24%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 45.2
Domestic Equity Funds - 30.2
International Equity Funds - 24.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	10.0
Fidelity Series Large Cap Value Index Fund	8.6
Fidelity Series Government Bond Index Fund	7.8
Fidelity Series Investment Grade Bond Fund	7.4
Fidelity Series Blue Chip Growth Fund	6.9
Fidelity Series Emerging Markets Opportunities Fund	6.3
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Corporate Bond Fund	4.8
Fidelity Series Investment Grade Securitized Fund	4.6
Fidelity Series Large Cap Growth Index Fund	4.4
65.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2025 Fund℠ merged into Fidelity Freedom® Blend 2025 Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913051.100    3172-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2030 Fund Fidelity Advisor Freedom® Blend 2030 Fund Class I : FJEFX

This annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 47	0.46%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class I	5.18%	9.65%	6.21%
Fidelity Freedom 2030 Composite Index℠	5.91%	9.38%	6.30%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,496,122,634
Number of Holdings	48
Total Advisory Fee	$7,299,908
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 38.7
Domestic Equity Funds - 34.1
International Equity Funds - 26.7
Short-Term Funds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	9.8
Fidelity Series Blue Chip Growth Fund	7.9
Fidelity Series Emerging Markets Opportunities Fund	7.0
Fidelity Series Government Bond Index Fund	6.9
Fidelity Series Investment Grade Bond Fund	6.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.7
Fidelity Series Large Cap Growth Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series International Value Fund	4.8
63.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2030 Fund℠ merged into Fidelity Freedom® Blend 2030 Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913038.100    3160-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2010 Fund Fidelity Advisor Freedom® Blend 2010 Fund Class C : FJAYX

This annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 144	1.41%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	3.17%	4.01%	2.91%
Class C	4.17%	4.01%	2.91%
Fidelity Freedom 2010 Composite Index℠	5.64%	5.00%	4.23%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.60%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$153,037,514
Number of Holdings	43
Total Advisory Fee	$228,285
Portfolio Turnover	35%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 63.3
Domestic Equity Funds - 14.5
International Equity Funds - 13.4
Short-Term Funds - 8.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.2
Fidelity Series Government Bond Index Fund	11.2
Fidelity Series Investment Grade Bond Fund	10.7
Fidelity Series Corporate Bond Fund	6.9
Fidelity Series Investment Grade Securitized Fund	6.7
Fidelity Series Treasury Bill Index Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Large Cap Value Index Fund	4.1
Fidelity Series Emerging Markets Opportunities Fund	3.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.4
73.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2010 Fund℠ merged into Fidelity Freedom® Blend 2010 Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913076.100    3195-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2045 Fund Fidelity Advisor Freedom® Blend 2045 Fund Class M : FHEFX

This annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 101	0.99%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	1.23%	12.41%	7.15%
Class M (without 3.50% sales charge)	4.90%	13.21%	7.73%
Fidelity Freedom 2045 Composite Index℠	6.55%	13.39%	8.28%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,121,512,026
Number of Holdings	47
Total Advisory Fee	$7,494,708
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.3
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.2
Fidelity Series Blue Chip Growth Fund	12.3
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
82.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913007.100    3132-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2025 Fund Fidelity Freedom® Blend 2025 Fund Class K6 : FHLDX

This annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 26	0.25%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	5.38%	8.53%	5.80%
Fidelity Freedom 2025 Composite Index℠	5.81%	8.11%	5.73%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,345,441,806
Number of Holdings	46
Total Advisory Fee	$4,808,548
Portfolio Turnover	24%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 45.2
Domestic Equity Funds - 30.2
International Equity Funds - 24.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	10.0
Fidelity Series Large Cap Value Index Fund	8.6
Fidelity Series Government Bond Index Fund	7.8
Fidelity Series Investment Grade Bond Fund	7.4
Fidelity Series Blue Chip Growth Fund	6.9
Fidelity Series Emerging Markets Opportunities Fund	6.3
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Corporate Bond Fund	4.8
Fidelity Series Investment Grade Securitized Fund	4.6
Fidelity Series Large Cap Growth Index Fund	4.4
65.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Fidelity Simplicity RMD 2025 Fund℠ merged into Fidelity Freedom® Blend 2025 Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913052.100    3173-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2060 Fund Fidelity Advisor Freedom® Blend 2060 Fund Class C : FHLEX

This annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 152	1.49%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	3.31%	12.63%	7.19%
Class C	4.31%	12.63%	7.19%
Fidelity Freedom 2060 Composite Index℠	6.55%	13.39%	8.28%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$981,029,703
Number of Holdings	46
Total Advisory Fee	$2,357,154
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.3
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.2
Fidelity Series Blue Chip Growth Fund	12.3
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
82.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912976.100    3097-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2030 Fund Fidelity Freedom® Blend 2030 Fund Class K : FHAEX

This annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 37	0.36%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	5.31%	9.75%	6.32%
Fidelity Freedom 2030 Composite Index℠	5.91%	9.38%	6.30%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,496,122,634
Number of Holdings	48
Total Advisory Fee	$7,299,908
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 38.7
Domestic Equity Funds - 34.1
International Equity Funds - 26.7
Short-Term Funds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	9.8
Fidelity Series Blue Chip Growth Fund	7.9
Fidelity Series Emerging Markets Opportunities Fund	7.0
Fidelity Series Government Bond Index Fund	6.9
Fidelity Series Investment Grade Bond Fund	6.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.7
Fidelity Series Large Cap Growth Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series International Value Fund	4.8
63.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2030 Fund℠ merged into Fidelity Freedom® Blend 2030 Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913041.100    3163-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2030 Fund Fidelity Freedom® Blend 2030 Fund Class K6 : FHKDX

This annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 27	0.26%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	5.30%	9.85%	6.42%
Fidelity Freedom 2030 Composite Index℠	5.91%	9.38%	6.30%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,496,122,634
Number of Holdings	48
Total Advisory Fee	$7,299,908
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 38.7
Domestic Equity Funds - 34.1
International Equity Funds - 26.7
Short-Term Funds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	9.8
Fidelity Series Blue Chip Growth Fund	7.9
Fidelity Series Emerging Markets Opportunities Fund	7.0
Fidelity Series Government Bond Index Fund	6.9
Fidelity Series Investment Grade Bond Fund	6.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.7
Fidelity Series Large Cap Growth Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series International Value Fund	4.8
63.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Fidelity Simplicity RMD 2030 Fund℠ merged into Fidelity Freedom® Blend 2030 Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913042.100    3164-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2055 Fund Fidelity Advisor Freedom® Blend 2055 Fund Class A : FHUEX

This annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 76	0.74%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	-0.93%	12.16%	7.04%
Class A (without 5.75% sales charge)	5.11%	13.50%	8.01%
Fidelity Freedom 2055 Composite Index℠	6.55%	13.39%	8.28%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,877,036,172
Number of Holdings	46
Total Advisory Fee	$4,580,666
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.3
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.2
Fidelity Series Blue Chip Growth Fund	12.3
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
82.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912985.100    3109-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2060 Fund Fidelity Freedom® Blend 2060 Fund Premier Class : FFCBX

This annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 26	0.25%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 6, 2021 through March 31, 2025.
Initial investment of $1,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier Class	5.67%	4.88%
Fidelity Freedom 2060 Composite Index℠	6.55%	5.19%
S&P 500® Index	8.25%	10.01%
A   From April 6, 2021
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$981,029,703
Number of Holdings	46
Total Advisory Fee	$2,357,154
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.3
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.2
Fidelity Series Blue Chip Growth Fund	12.3
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
82.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912983.100    6374-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2010 Fund Fidelity Freedom® Blend 2010 Fund Class K : FHFEX

This annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 32	0.31%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	5.38%	5.16%	4.05%
Fidelity Freedom 2010 Composite Index℠	5.64%	5.00%	4.23%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.60%
A   From August 31, 2018
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$153,037,514
Number of Holdings	43
Total Advisory Fee	$228,285
Portfolio Turnover	35%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 63.3
Domestic Equity Funds - 14.5
International Equity Funds - 13.4
Short-Term Funds - 8.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.2
Fidelity Series Government Bond Index Fund	11.2
Fidelity Series Investment Grade Bond Fund	10.7
Fidelity Series Corporate Bond Fund	6.9
Fidelity Series Investment Grade Securitized Fund	6.7
Fidelity Series Treasury Bill Index Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Large Cap Value Index Fund	4.1
Fidelity Series Emerging Markets Opportunities Fund	3.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.4
73.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2010 Fund℠ merged into Fidelity Freedom® Blend 2010 Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913081.100    3200-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2055 Fund Fidelity Freedom® Blend 2055 Fund Class K6 : FHDDX

This annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 30	0.29%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	5.55%	14.00%	8.49%
Fidelity Freedom 2055 Composite Index℠	6.55%	13.39%	8.28%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,877,036,172
Number of Holdings	46
Total Advisory Fee	$4,580,666
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.3
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.2
Fidelity Series Blue Chip Growth Fund	12.3
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
82.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912992.100    3118-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2015 Fund Fidelity Freedom® Blend 2015 Fund Class K6 : FHODX

This annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 23	0.22%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	5.43%	6.45%	4.74%
Fidelity Freedom 2015 Composite Index℠	5.70%	6.12%	4.76%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.60%
A   From August 31, 2018
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$329,457,908
Number of Holdings	45
Total Advisory Fee	$575,071
Portfolio Turnover	30%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 57.1
Domestic Equity Funds - 19.9
International Equity Funds - 17.1
Short-Term Funds - 5.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.6
Fidelity Series Government Bond Index Fund	10.1
Fidelity Series Investment Grade Bond Fund	9.6
Fidelity Series Corporate Bond Fund	6.3
Fidelity Series Investment Grade Securitized Fund	6.0
Fidelity Series Large Cap Value Index Fund	5.7
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Emerging Markets Opportunities Fund	4.7
Fidelity Series Blue Chip Growth Fund	4.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.5
67.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Fidelity Simplicity RMD 2015 Fund℠ merged into Fidelity Freedom® Blend 2015 Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913072.100    3192-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2050 Fund Fidelity Freedom® Blend 2050 Fund Class K6 : FHEDX

This annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 30	0.29%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	5.59%	14.00%	8.48%
Fidelity Freedom 2050 Composite Index℠	6.55%	13.39%	8.28%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,738,305,346
Number of Holdings	46
Total Advisory Fee	$6,720,479
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.3
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.2
Fidelity Series Blue Chip Growth Fund	12.3
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
82.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913002.100    3127-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2065 Fund Fidelity Freedom® Blend 2065 Fund Class K6 : FFBQX

This annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 30	0.29%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2019 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	5.63%	14.00%	9.34%
Fidelity Freedom 2065 Composite Index℠	6.55%	13.39%	9.06%
S&P 500® Index	8.25%	18.59%	13.70%
A   From June 28, 2019
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$322,329,695
Number of Holdings	42
Total Advisory Fee	$736,284
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.3
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.2
Fidelity Series Blue Chip Growth Fund	12.3
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
82.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913122.100    3426-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2010 Fund Fidelity Advisor Freedom® Blend 2010 Fund Class A : FHABX

This annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 68	0.66%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	-1.02%	3.55%	2.75%
Class A (without 5.75% sales charge)	5.01%	4.79%	3.68%
Fidelity Freedom 2010 Composite Index℠	5.64%	5.00%	4.23%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.60%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$153,037,514
Number of Holdings	43
Total Advisory Fee	$228,285
Portfolio Turnover	35%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 63.3
Domestic Equity Funds - 14.5
International Equity Funds - 13.4
Short-Term Funds - 8.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.2
Fidelity Series Government Bond Index Fund	11.2
Fidelity Series Investment Grade Bond Fund	10.7
Fidelity Series Corporate Bond Fund	6.9
Fidelity Series Investment Grade Securitized Fund	6.7
Fidelity Series Treasury Bill Index Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Large Cap Value Index Fund	4.1
Fidelity Series Emerging Markets Opportunities Fund	3.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.4
73.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2010 Fund℠ merged into Fidelity Freedom® Blend 2010 Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913075.100    3194-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2040 Fund Fidelity Advisor Freedom® Blend 2040 Fund Class Z : FHHFX

This annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 39	0.38%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	5.56%	13.68%	8.25%
Fidelity Freedom 2040 Composite Index℠	6.46%	13.19%	8.13%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,500,264,753
Number of Holdings	47
Total Advisory Fee	$8,219,731
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.7
International Equity Funds - 36.5
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.0
Fidelity Series Blue Chip Growth Fund	11.2
Fidelity Series Emerging Markets Opportunities Fund	9.2
Fidelity Series Large Cap Growth Index Fund	7.1
Fidelity Series Large Cap Stock Fund	6.6
Fidelity Series International Value Fund	6.5
Fidelity Series Overseas Fund	6.1
Fidelity Series International Growth Fund	6.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
Fidelity Series Value Discovery Fund	5.0
77.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913019.100    3143-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2015 Fund Fidelity Advisor Freedom® Blend 2015 Fund Class Z : FJAPX

This annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 33	0.32%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	5.23%	6.33%	4.62%
Fidelity Freedom 2015 Composite Index℠	5.70%	6.12%	4.76%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.60%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$329,457,908
Number of Holdings	45
Total Advisory Fee	$575,071
Portfolio Turnover	30%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 57.1
Domestic Equity Funds - 19.9
International Equity Funds - 17.1
Short-Term Funds - 5.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.6
Fidelity Series Government Bond Index Fund	10.1
Fidelity Series Investment Grade Bond Fund	9.6
Fidelity Series Corporate Bond Fund	6.3
Fidelity Series Investment Grade Securitized Fund	6.0
Fidelity Series Large Cap Value Index Fund	5.7
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Emerging Markets Opportunities Fund	4.7
Fidelity Series Blue Chip Growth Fund	4.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.5
67.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2015 Fund℠ merged into Fidelity Freedom® Blend 2015 Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913069.100    3189-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2055 Fund Fidelity Freedom® Blend 2055 Fund : FHAOX

This annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2055 Fund	$ 51	0.49%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Freedom® Blend 2055 Fund	5.34%	13.77%	8.28%
Fidelity Freedom 2055 Composite Index℠	6.55%	13.39%	8.28%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,877,036,172
Number of Holdings	46
Total Advisory Fee	$4,580,666
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.3
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.2
Fidelity Series Blue Chip Growth Fund	12.3
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
82.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912984.100    3108-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2035 Fund Fidelity Freedom® Blend 2035 Fund Class K : FHZDX

This annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 38	0.37%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	5.40%	12.02%	7.37%
Fidelity Freedom 2035 Composite Index℠	6.16%	11.54%	7.25%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,730,150,738
Number of Holdings	47
Total Advisory Fee	$8,215,386
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.8
International Equity Funds - 30.5
Bond Funds - 29.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	11.4
Fidelity Series Blue Chip Growth Fund	9.2
Fidelity Series Emerging Markets Opportunities Fund	7.7
Fidelity Series Large Cap Growth Index Fund	5.8
Fidelity Series International Value Fund	5.5
Fidelity Series Large Cap Stock Fund	5.3
Fidelity Series Government Bond Index Fund	5.3
Fidelity Series Long-Term Treasury Bond Index Fund	5.2
Fidelity Series Investment Grade Bond Fund	5.0
Fidelity Series Overseas Fund	5.0
65.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913031.100    3154-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2030 Fund Fidelity Advisor Freedom® Blend 2030 Fund Class A : FJAMX

This annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 73	0.71%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	-1.12%	8.07%	4.99%
Class A (without 5.75% sales charge)	4.91%	9.36%	5.94%
Fidelity Freedom 2030 Composite Index℠	5.91%	9.38%	6.30%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,496,122,634
Number of Holdings	48
Total Advisory Fee	$7,299,908
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 38.7
Domestic Equity Funds - 34.1
International Equity Funds - 26.7
Short-Term Funds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	9.8
Fidelity Series Blue Chip Growth Fund	7.9
Fidelity Series Emerging Markets Opportunities Fund	7.0
Fidelity Series Government Bond Index Fund	6.9
Fidelity Series Investment Grade Bond Fund	6.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.7
Fidelity Series Large Cap Growth Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series International Value Fund	4.8
63.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2030 Fund℠ merged into Fidelity Freedom® Blend 2030 Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913035.100    3157-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2045 Fund Fidelity Freedom® Blend 2045 Fund Class K6 : FHFDX

This annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 30	0.29%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	5.59%	14.00%	8.49%
Fidelity Freedom 2045 Composite Index℠	6.55%	13.39%	8.28%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,121,512,026
Number of Holdings	47
Total Advisory Fee	$7,494,708
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.3
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.2
Fidelity Series Blue Chip Growth Fund	12.3
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
82.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913012.100    3137-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2045 Fund Fidelity Advisor Freedom® Blend 2045 Fund Class A : FHGFX

This annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 76	0.74%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	-0.90%	12.14%	7.03%
Class A (without 5.75% sales charge)	5.15%	13.47%	8.00%
Fidelity Freedom 2045 Composite Index℠	6.55%	13.39%	8.28%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,121,512,026
Number of Holdings	47
Total Advisory Fee	$7,494,708
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.3
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.2
Fidelity Series Blue Chip Growth Fund	12.3
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
82.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913005.100    3129-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2030 Fund Fidelity Advisor Freedom® Blend 2030 Fund Class Z : FJLMX

This annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.36%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	5.20%	9.74%	6.31%
Fidelity Freedom 2030 Composite Index℠	5.91%	9.38%	6.30%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,496,122,634
Number of Holdings	48
Total Advisory Fee	$7,299,908
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 38.7
Domestic Equity Funds - 34.1
International Equity Funds - 26.7
Short-Term Funds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	9.8
Fidelity Series Blue Chip Growth Fund	7.9
Fidelity Series Emerging Markets Opportunities Fund	7.0
Fidelity Series Government Bond Index Fund	6.9
Fidelity Series Investment Grade Bond Fund	6.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.7
Fidelity Series Large Cap Growth Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series International Value Fund	4.8
63.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2030 Fund℠ merged into Fidelity Freedom® Blend 2030 Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913039.100    3161-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2060 Fund Fidelity Advisor Freedom® Blend 2060 Fund Class A : FHNEX

This annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 76	0.74%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	-0.90%	12.17%	7.04%
Class A (without 5.75% sales charge)	5.14%	13.50%	8.00%
Fidelity Freedom 2060 Composite Index℠	6.55%	13.39%	8.28%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$981,029,703
Number of Holdings	46
Total Advisory Fee	$2,357,154
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.3
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.2
Fidelity Series Blue Chip Growth Fund	12.3
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
82.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912975.100    3096-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2020 Fund Fidelity Freedom® Blend 2020 Fund : FHAVX

This annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2020 Fund	$ 45	0.44%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Freedom® Blend 2020 Fund	5.20%	7.35%	5.08%
Fidelity Freedom 2020 Composite Index℠	5.76%	7.17%	5.26%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.60%
A   From August 31, 2018
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,119,385,662
Number of Holdings	48
Total Advisory Fee	$2,100,429
Portfolio Turnover	29%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 50.8
Domestic Equity Funds - 25.4
International Equity Funds - 20.8
Short-Term Funds - 2.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.0
Fidelity Series Investment Grade Bond Fund	8.6
Fidelity Series Large Cap Value Index Fund	7.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.2
Fidelity Series Blue Chip Growth Fund	5.9
Fidelity Series Corporate Bond Fund	5.6
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series Investment Grade Securitized Fund	5.4
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4.9
64.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2020 Fund℠ merged into Fidelity Freedom® Blend 2020 Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913054.100    3174-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2045 Fund Fidelity Freedom® Blend 2045 Fund Class K : FHXDX

This annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 40	0.39%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	5.49%	13.90%	8.39%
Fidelity Freedom 2045 Composite Index℠	6.55%	13.39%	8.28%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,121,512,026
Number of Holdings	47
Total Advisory Fee	$7,494,708
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.3
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.2
Fidelity Series Blue Chip Growth Fund	12.3
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
82.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913011.100    3136-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2070 Fund Fidelity Freedom® Blend 2070 Fund Class K : FRBZX

This annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period June 28, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K A	$ 30	0.39%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2025.
Initial investment of $10,000.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$8,728,243
Number of Holdings	22
Total Advisory Fee	$5,431
Portfolio Turnover	58%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.6
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.4
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series International Growth Fund	7.2
Fidelity Series Overseas Fund	7.1
Fidelity Series International Value Fund	7.1
Fidelity Series Large Cap Stock Fund	7.1
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Value Discovery Fund	5.3
85.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918276.100    7655-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2040 Fund Fidelity Advisor Freedom® Blend 2040 Fund Class A : FHDEX

This annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 75	0.73%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	-0.86%	11.97%	6.90%
Class A (without 5.75% sales charge)	5.19%	13.30%	7.87%
Fidelity Freedom 2040 Composite Index℠	6.46%	13.19%	8.13%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,500,264,753
Number of Holdings	47
Total Advisory Fee	$8,219,731
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.7
International Equity Funds - 36.5
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.0
Fidelity Series Blue Chip Growth Fund	11.2
Fidelity Series Emerging Markets Opportunities Fund	9.2
Fidelity Series Large Cap Growth Index Fund	7.1
Fidelity Series Large Cap Stock Fund	6.6
Fidelity Series International Value Fund	6.5
Fidelity Series Overseas Fund	6.1
Fidelity Series International Growth Fund	6.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
Fidelity Series Value Discovery Fund	5.0
77.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913015.100    3139-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2025 Fund Fidelity Freedom® Blend 2025 Fund : FHAUX

This annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2025 Fund	$ 47	0.46%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Freedom® Blend 2025 Fund	5.09%	8.32%	5.59%
Fidelity Freedom 2025 Composite Index℠	5.81%	8.11%	5.73%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,345,441,806
Number of Holdings	46
Total Advisory Fee	$4,808,548
Portfolio Turnover	24%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 45.2
Domestic Equity Funds - 30.2
International Equity Funds - 24.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	10.0
Fidelity Series Large Cap Value Index Fund	8.6
Fidelity Series Government Bond Index Fund	7.8
Fidelity Series Investment Grade Bond Fund	7.4
Fidelity Series Blue Chip Growth Fund	6.9
Fidelity Series Emerging Markets Opportunities Fund	6.3
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Corporate Bond Fund	4.8
Fidelity Series Investment Grade Securitized Fund	4.6
Fidelity Series Large Cap Growth Index Fund	4.4
65.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2025 Fund℠ merged into Fidelity Freedom® Blend 2025 Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913044.100    3165-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2060 Fund Fidelity Advisor Freedom® Blend 2060 Fund Class I : FHKEX

This annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 50	0.49%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class I	5.44%	13.79%	8.28%
Fidelity Freedom 2060 Composite Index℠	6.55%	13.39%	8.28%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$981,029,703
Number of Holdings	46
Total Advisory Fee	$2,357,154
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.3
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.2
Fidelity Series Blue Chip Growth Fund	12.3
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
82.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912978.100    3099-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2025 Fund Fidelity Advisor Freedom® Blend 2025 Fund Class A : FJAHX

This annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 72	0.70%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	-1.15%	6.78%	4.38%
Class A (without 5.75% sales charge)	4.88%	8.05%	5.32%
Fidelity Freedom 2025 Composite Index℠	5.81%	8.11%	5.73%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,345,441,806
Number of Holdings	46
Total Advisory Fee	$4,808,548
Portfolio Turnover	24%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 45.2
Domestic Equity Funds - 30.2
International Equity Funds - 24.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	10.0
Fidelity Series Large Cap Value Index Fund	8.6
Fidelity Series Government Bond Index Fund	7.8
Fidelity Series Investment Grade Bond Fund	7.4
Fidelity Series Blue Chip Growth Fund	6.9
Fidelity Series Emerging Markets Opportunities Fund	6.3
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Corporate Bond Fund	4.8
Fidelity Series Investment Grade Securitized Fund	4.6
Fidelity Series Large Cap Growth Index Fund	4.4
65.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2025 Fund℠ merged into Fidelity Freedom® Blend 2025 Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913045.100    3166-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2040 Fund Fidelity Freedom® Blend 2040 Fund Premier Class : FFBTX

This annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 25	0.24%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 6, 2021 through March 31, 2025.
Initial investment of $1,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier Class	5.72%	4.65%
Fidelity Freedom 2040 Composite Index℠	6.46%	4.95%
S&P 500® Index	8.25%	10.01%
A   From April 6, 2021
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,500,264,753
Number of Holdings	47
Total Advisory Fee	$8,219,731
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.7
International Equity Funds - 36.5
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.0
Fidelity Series Blue Chip Growth Fund	11.2
Fidelity Series Emerging Markets Opportunities Fund	9.2
Fidelity Series Large Cap Growth Index Fund	7.1
Fidelity Series Large Cap Stock Fund	6.6
Fidelity Series International Value Fund	6.5
Fidelity Series Overseas Fund	6.1
Fidelity Series International Growth Fund	6.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
Fidelity Series Value Discovery Fund	5.0
77.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913023.100    6370-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2070 Fund Fidelity Freedom® Blend 2070 Fund : FRBYX

This annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period June 28, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2070 Fund A	$ 38	0.50%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2025.
Initial investment of $10,000.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$8,728,243
Number of Holdings	22
Total Advisory Fee	$5,431
Portfolio Turnover	58%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.6
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.4
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series International Growth Fund	7.2
Fidelity Series Overseas Fund	7.1
Fidelity Series International Value Fund	7.1
Fidelity Series Large Cap Stock Fund	7.1
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Value Discovery Fund	5.3
85.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918274.100    7654-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend Income Fund Fidelity Freedom® Blend Income Fund Premier Class : FFBCX

This annual shareholder report contains information about Fidelity Freedom® Blend Income Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 20	0.19%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 6, 2021 through March 31, 2025.
Initial investment of $1,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier Class	5.47%	1.30%
Fidelity Freedom Income Composite Index℠	5.54%	1.63%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.79%
A   From April 6, 2021
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$179,063,821
Number of Holdings	47
Total Advisory Fee	$302,680
Portfolio Turnover	39%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 67.6
Domestic Equity Funds - 11.0
International Equity Funds - 10.8
Short-Term Funds - 10.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Government Bond Index Fund	12.0
Fidelity Series Investment Grade Bond Fund	11.4
Fidelity Series Corporate Bond Fund	7.4
Fidelity Series Investment Grade Securitized Fund	7.2
Fidelity Series Treasury Bill Index Fund	6.1
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Emerging Markets Opportunities Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series Large Cap Value Index Fund	3.1
78.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Freedom® Blend 2005 Fund merged into Fidelity Freedom® Blend Income Fund on June 14, 2024.

Fidelity Simplicity RMD Income Fund℠ merged into Fidelity Freedom® Blend Income Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913103.100    6362-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2050 Fund Fidelity Freedom® Blend 2050 Fund Premier Class : FFBWX

This annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 26	0.25%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 6, 2021 through March 31, 2025.
Initial investment of $1,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier Class	5.66%	4.87%
Fidelity Freedom 2050 Composite Index℠	6.55%	5.19%
S&P 500® Index	8.25%	10.01%
A   From April 6, 2021
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,738,305,346
Number of Holdings	46
Total Advisory Fee	$6,720,479
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.3
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.2
Fidelity Series Blue Chip Growth Fund	12.3
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
82.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913003.100    6372-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2035 Fund Fidelity Advisor Freedom® Blend 2035 Fund Class Z : FHSDX

This annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 38	0.37%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	5.40%	12.01%	7.37%
Fidelity Freedom 2035 Composite Index℠	6.16%	11.54%	7.25%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,730,150,738
Number of Holdings	47
Total Advisory Fee	$8,215,386
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.8
International Equity Funds - 30.5
Bond Funds - 29.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	11.4
Fidelity Series Blue Chip Growth Fund	9.2
Fidelity Series Emerging Markets Opportunities Fund	7.7
Fidelity Series Large Cap Growth Index Fund	5.8
Fidelity Series International Value Fund	5.5
Fidelity Series Large Cap Stock Fund	5.3
Fidelity Series Government Bond Index Fund	5.3
Fidelity Series Long-Term Treasury Bond Index Fund	5.2
Fidelity Series Investment Grade Bond Fund	5.0
Fidelity Series Overseas Fund	5.0
65.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913029.100    3152-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2010 Fund Fidelity Advisor Freedom® Blend 2010 Fund Class Z : FJAVX

This annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 32	0.31%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	5.36%	5.15%	4.04%
Fidelity Freedom 2010 Composite Index℠	5.64%	5.00%	4.23%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.60%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$153,037,514
Number of Holdings	43
Total Advisory Fee	$228,285
Portfolio Turnover	35%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 63.3
Domestic Equity Funds - 14.5
International Equity Funds - 13.4
Short-Term Funds - 8.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.2
Fidelity Series Government Bond Index Fund	11.2
Fidelity Series Investment Grade Bond Fund	10.7
Fidelity Series Corporate Bond Fund	6.9
Fidelity Series Investment Grade Securitized Fund	6.7
Fidelity Series Treasury Bill Index Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Large Cap Value Index Fund	4.1
Fidelity Series Emerging Markets Opportunities Fund	3.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.4
73.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2010 Fund℠ merged into Fidelity Freedom® Blend 2010 Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913079.100    3198-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2060 Fund Fidelity Advisor Freedom® Blend 2060 Fund Class Z : FHJEX

This annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 40	0.39%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	5.50%	13.88%	8.38%
Fidelity Freedom 2060 Composite Index℠	6.55%	13.39%	8.28%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$981,029,703
Number of Holdings	46
Total Advisory Fee	$2,357,154
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.3
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.2
Fidelity Series Blue Chip Growth Fund	12.3
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
82.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912979.100    3101-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2060 Fund Fidelity Freedom® Blend 2060 Fund Class K : FHTDX

This annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 40	0.39%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	5.54%	13.90%	8.38%
Fidelity Freedom 2060 Composite Index℠	6.55%	13.39%	8.28%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$981,029,703
Number of Holdings	46
Total Advisory Fee	$2,357,154
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.3
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.2
Fidelity Series Blue Chip Growth Fund	12.3
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
82.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912981.100    3105-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2010 Fund Fidelity Freedom® Blend 2010 Fund Premier Class : FFBHX

This annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 20	0.19%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 6, 2021 through March 31, 2025.
Initial investment of $1,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier Class	5.51%	1.54%
Fidelity Freedom 2010 Composite Index℠	5.64%	1.87%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.79%
A   From April 6, 2021
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$153,037,514
Number of Holdings	43
Total Advisory Fee	$228,285
Portfolio Turnover	35%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 63.3
Domestic Equity Funds - 14.5
International Equity Funds - 13.4
Short-Term Funds - 8.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.2
Fidelity Series Government Bond Index Fund	11.2
Fidelity Series Investment Grade Bond Fund	10.7
Fidelity Series Corporate Bond Fund	6.9
Fidelity Series Investment Grade Securitized Fund	6.7
Fidelity Series Treasury Bill Index Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Large Cap Value Index Fund	4.1
Fidelity Series Emerging Markets Opportunities Fund	3.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.4
73.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2010 Fund℠ merged into Fidelity Freedom® Blend 2010 Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913083.100    6364-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2050 Fund Fidelity Freedom® Blend 2050 Fund : FHAPX

This annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2050 Fund	$ 51	0.49%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Freedom® Blend 2050 Fund	5.37%	13.78%	8.27%
Fidelity Freedom 2050 Composite Index℠	6.55%	13.39%	8.28%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,738,305,346
Number of Holdings	46
Total Advisory Fee	$6,720,479
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.3
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.2
Fidelity Series Blue Chip Growth Fund	12.3
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
82.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912994.100    3119-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2035 Fund Fidelity Freedom® Blend 2035 Fund : FHASX

This annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2035 Fund	$ 49	0.47%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Freedom® Blend 2035 Fund	5.22%	11.90%	7.26%
Fidelity Freedom 2035 Composite Index℠	6.16%	11.54%	7.25%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,730,150,738
Number of Holdings	47
Total Advisory Fee	$8,215,386
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.8
International Equity Funds - 30.5
Bond Funds - 29.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	11.4
Fidelity Series Blue Chip Growth Fund	9.2
Fidelity Series Emerging Markets Opportunities Fund	7.7
Fidelity Series Large Cap Growth Index Fund	5.8
Fidelity Series International Value Fund	5.5
Fidelity Series Large Cap Stock Fund	5.3
Fidelity Series Government Bond Index Fund	5.3
Fidelity Series Long-Term Treasury Bond Index Fund	5.2
Fidelity Series Investment Grade Bond Fund	5.0
Fidelity Series Overseas Fund	5.0
65.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913024.100    3147-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2040 Fund Fidelity Freedom® Blend 2040 Fund Class K6 : FHHDX

This annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 29	0.28%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	5.67%	13.79%	8.36%
Fidelity Freedom 2040 Composite Index℠	6.46%	13.19%	8.13%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,500,264,753
Number of Holdings	47
Total Advisory Fee	$8,219,731
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.7
International Equity Funds - 36.5
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.0
Fidelity Series Blue Chip Growth Fund	11.2
Fidelity Series Emerging Markets Opportunities Fund	9.2
Fidelity Series Large Cap Growth Index Fund	7.1
Fidelity Series Large Cap Stock Fund	6.6
Fidelity Series International Value Fund	6.5
Fidelity Series Overseas Fund	6.1
Fidelity Series International Growth Fund	6.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
Fidelity Series Value Discovery Fund	5.0
77.1
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913022.100    3146-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2040 Fund Fidelity Advisor Freedom® Blend 2040 Fund Class I : FHJFX

This annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 49	0.48%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class I	5.47%	13.56%	8.14%
Fidelity Freedom 2040 Composite Index℠	6.46%	13.19%	8.13%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,500,264,753
Number of Holdings	47
Total Advisory Fee	$8,219,731
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.7
International Equity Funds - 36.5
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.0
Fidelity Series Blue Chip Growth Fund	11.2
Fidelity Series Emerging Markets Opportunities Fund	9.2
Fidelity Series Large Cap Growth Index Fund	7.1
Fidelity Series Large Cap Stock Fund	6.6
Fidelity Series International Value Fund	6.5
Fidelity Series Overseas Fund	6.1
Fidelity Series International Growth Fund	6.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
Fidelity Series Value Discovery Fund	5.0
77.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913018.100    3142-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2010 Fund Fidelity Freedom® Blend 2010 Fund Class K6 : FHPDX

This annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 22	0.21%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	5.49%	5.28%	4.15%
Fidelity Freedom 2010 Composite Index℠	5.64%	5.00%	4.23%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.60%
A   From August 31, 2018
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$153,037,514
Number of Holdings	43
Total Advisory Fee	$228,285
Portfolio Turnover	35%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 63.3
Domestic Equity Funds - 14.5
International Equity Funds - 13.4
Short-Term Funds - 8.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.2
Fidelity Series Government Bond Index Fund	11.2
Fidelity Series Investment Grade Bond Fund	10.7
Fidelity Series Corporate Bond Fund	6.9
Fidelity Series Investment Grade Securitized Fund	6.7
Fidelity Series Treasury Bill Index Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Large Cap Value Index Fund	4.1
Fidelity Series Emerging Markets Opportunities Fund	3.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.4
73.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Fidelity Simplicity RMD 2010 Fund℠ merged into Fidelity Freedom® Blend 2010 Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913082.100    3201-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2030 Fund Fidelity Advisor Freedom® Blend 2030 Fund Class M : FTYJX

This annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 98	0.96%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	1.00%	8.33%	5.11%
Class M (without 3.50% sales charge)	4.66%	9.11%	5.68%
Fidelity Freedom 2030 Composite Index℠	5.91%	9.38%	6.30%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,496,122,634
Number of Holdings	48
Total Advisory Fee	$7,299,908
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 38.7
Domestic Equity Funds - 34.1
International Equity Funds - 26.7
Short-Term Funds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	9.8
Fidelity Series Blue Chip Growth Fund	7.9
Fidelity Series Emerging Markets Opportunities Fund	7.0
Fidelity Series Government Bond Index Fund	6.9
Fidelity Series Investment Grade Bond Fund	6.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.7
Fidelity Series Large Cap Growth Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series International Value Fund	4.8
63.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2030 Fund℠ merged into Fidelity Freedom® Blend 2030 Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913037.100    3159-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2020 Fund Fidelity Advisor Freedom® Blend 2020 Fund Class C : FJALX

This annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 146	1.43%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	3.11%	6.28%	4.03%
Class C	4.11%	6.28%	4.03%
Fidelity Freedom 2020 Composite Index℠	5.76%	7.17%	5.26%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.60%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,119,385,662
Number of Holdings	48
Total Advisory Fee	$2,100,429
Portfolio Turnover	29%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 50.8
Domestic Equity Funds - 25.4
International Equity Funds - 20.8
Short-Term Funds - 2.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.0
Fidelity Series Investment Grade Bond Fund	8.6
Fidelity Series Large Cap Value Index Fund	7.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.2
Fidelity Series Blue Chip Growth Fund	5.9
Fidelity Series Corporate Bond Fund	5.6
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series Investment Grade Securitized Fund	5.4
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4.9
64.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2020 Fund℠ merged into Fidelity Freedom® Blend 2020 Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913056.100    3177-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2035 Fund Fidelity Freedom® Blend 2035 Fund Premier Class : FFBRX

This annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 24	0.23%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 6, 2021 through March 31, 2025.
Initial investment of $1,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier Class	5.54%	3.79%
Fidelity Freedom 2035 Composite Index℠	6.16%	4.07%
S&P 500® Index	8.25%	10.01%
A   From April 6, 2021
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,730,150,738
Number of Holdings	47
Total Advisory Fee	$8,215,386
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.8
International Equity Funds - 30.5
Bond Funds - 29.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	11.4
Fidelity Series Blue Chip Growth Fund	9.2
Fidelity Series Emerging Markets Opportunities Fund	7.7
Fidelity Series Large Cap Growth Index Fund	5.8
Fidelity Series International Value Fund	5.5
Fidelity Series Large Cap Stock Fund	5.3
Fidelity Series Government Bond Index Fund	5.3
Fidelity Series Long-Term Treasury Bond Index Fund	5.2
Fidelity Series Investment Grade Bond Fund	5.0
Fidelity Series Overseas Fund	5.0
65.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913033.100    6369-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2070 Fund Fidelity Freedom® Blend 2070 Fund Premier Class : FRCPX

This annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period June 28, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class A	$ 20	0.26%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2025.
Initial investment of $1,000,000,000.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$8,728,243
Number of Holdings	22
Total Advisory Fee	$5,431
Portfolio Turnover	58%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.6
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.4
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series International Growth Fund	7.2
Fidelity Series Overseas Fund	7.1
Fidelity Series International Value Fund	7.1
Fidelity Series Large Cap Stock Fund	7.1
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Value Discovery Fund	5.3
85.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918290.100    7662-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2060 Fund Fidelity Freedom® Blend 2060 Fund : FHANX

This annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2060 Fund	$ 51	0.49%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Freedom® Blend 2060 Fund	5.37%	13.77%	8.27%
Fidelity Freedom 2060 Composite Index℠	6.55%	13.39%	8.28%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$981,029,703
Number of Holdings	46
Total Advisory Fee	$2,357,154
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.3
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.2
Fidelity Series Blue Chip Growth Fund	12.3
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
82.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912974.100    3095-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2015 Fund Fidelity Advisor Freedom® Blend 2015 Fund Class A : FJAUX

This annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 69	0.67%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	-1.04%	4.74%	3.33%
Class A (without 5.75% sales charge)	4.99%	5.98%	4.27%
Fidelity Freedom 2015 Composite Index℠	5.70%	6.12%	4.76%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.60%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$329,457,908
Number of Holdings	45
Total Advisory Fee	$575,071
Portfolio Turnover	30%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 57.1
Domestic Equity Funds - 19.9
International Equity Funds - 17.1
Short-Term Funds - 5.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.6
Fidelity Series Government Bond Index Fund	10.1
Fidelity Series Investment Grade Bond Fund	9.6
Fidelity Series Corporate Bond Fund	6.3
Fidelity Series Investment Grade Securitized Fund	6.0
Fidelity Series Large Cap Value Index Fund	5.7
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Emerging Markets Opportunities Fund	4.7
Fidelity Series Blue Chip Growth Fund	4.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.5
67.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2015 Fund℠ merged into Fidelity Freedom® Blend 2015 Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913065.100    3185-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2015 Fund Fidelity Freedom® Blend 2015 Fund Class K : FHEEX

This annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 33	0.32%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	5.32%	6.35%	4.63%
Fidelity Freedom 2015 Composite Index℠	5.70%	6.12%	4.76%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.60%
A   From August 31, 2018
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$329,457,908
Number of Holdings	45
Total Advisory Fee	$575,071
Portfolio Turnover	30%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 57.1
Domestic Equity Funds - 19.9
International Equity Funds - 17.1
Short-Term Funds - 5.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.6
Fidelity Series Government Bond Index Fund	10.1
Fidelity Series Investment Grade Bond Fund	9.6
Fidelity Series Corporate Bond Fund	6.3
Fidelity Series Investment Grade Securitized Fund	6.0
Fidelity Series Large Cap Value Index Fund	5.7
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Emerging Markets Opportunities Fund	4.7
Fidelity Series Blue Chip Growth Fund	4.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.5
67.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2015 Fund℠ merged into Fidelity Freedom® Blend 2015 Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913071.100    3191-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2065 Fund Fidelity Advisor Freedom® Blend 2065 Fund Class Z : FAXGX

This annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 40	0.39%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2019 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	5.48%	13.86%	9.22%
Fidelity Freedom 2065 Composite Index℠	6.55%	13.39%	9.06%
S&P 500® Index	8.25%	18.59%	13.70%
A   From June 28, 2019
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$322,329,695
Number of Holdings	42
Total Advisory Fee	$736,284
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.3
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.2
Fidelity Series Blue Chip Growth Fund	12.3
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
82.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913119.100    3423-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2010 Fund Fidelity Advisor Freedom® Blend 2010 Fund Class M : FJAZX

This annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 93	0.91%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	1.01%	3.79%	2.86%
Class M (without 3.50% sales charge)	4.67%	4.53%	3.42%
Fidelity Freedom 2010 Composite Index℠	5.64%	5.00%	4.23%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.60%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$153,037,514
Number of Holdings	43
Total Advisory Fee	$228,285
Portfolio Turnover	35%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 63.3
Domestic Equity Funds - 14.5
International Equity Funds - 13.4
Short-Term Funds - 8.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.2
Fidelity Series Government Bond Index Fund	11.2
Fidelity Series Investment Grade Bond Fund	10.7
Fidelity Series Corporate Bond Fund	6.9
Fidelity Series Investment Grade Securitized Fund	6.7
Fidelity Series Treasury Bill Index Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Large Cap Value Index Fund	4.1
Fidelity Series Emerging Markets Opportunities Fund	3.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.4
73.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2010 Fund℠ merged into Fidelity Freedom® Blend 2010 Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913077.100    3196-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2050 Fund Fidelity Advisor Freedom® Blend 2050 Fund Class C : FHXEX

This annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 152	1.49%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	3.40%	12.64%	7.19%
Class C	4.40%	12.64%	7.19%
Fidelity Freedom 2050 Composite Index℠	6.55%	13.39%	8.28%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,738,305,346
Number of Holdings	46
Total Advisory Fee	$6,720,479
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.3
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.2
Fidelity Series Blue Chip Growth Fund	12.3
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
82.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912996.100    3121-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2065 Fund Fidelity Advisor Freedom® Blend 2065 Fund Class C : FAXDX

This annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 153	1.49%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2019 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	3.29%	12.62%	8.03%
Class C	4.29%	12.62%	8.03%
Fidelity Freedom 2065 Composite Index℠	6.55%	13.39%	9.06%
S&P 500® Index	8.25%	18.59%	13.70%
A   From June 28, 2019
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$322,329,695
Number of Holdings	42
Total Advisory Fee	$736,284
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.3
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.2
Fidelity Series Blue Chip Growth Fund	12.3
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
82.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913116.100    3420-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2055 Fund Fidelity Advisor Freedom® Blend 2055 Fund Class I : FHQEX

This annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 50	0.49%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class I	5.41%	13.78%	8.28%
Fidelity Freedom 2055 Composite Index℠	6.55%	13.39%	8.28%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,877,036,172
Number of Holdings	46
Total Advisory Fee	$4,580,666
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.3
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.2
Fidelity Series Blue Chip Growth Fund	12.3
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
82.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912988.100    3114-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2025 Fund Fidelity Advisor Freedom® Blend 2025 Fund Class I : FJADX

This annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 46	0.45%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class I	5.16%	8.32%	5.60%
Fidelity Freedom 2025 Composite Index℠	5.81%	8.11%	5.73%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,345,441,806
Number of Holdings	46
Total Advisory Fee	$4,808,548
Portfolio Turnover	24%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 45.2
Domestic Equity Funds - 30.2
International Equity Funds - 24.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	10.0
Fidelity Series Large Cap Value Index Fund	8.6
Fidelity Series Government Bond Index Fund	7.8
Fidelity Series Investment Grade Bond Fund	7.4
Fidelity Series Blue Chip Growth Fund	6.9
Fidelity Series Emerging Markets Opportunities Fund	6.3
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Corporate Bond Fund	4.8
Fidelity Series Investment Grade Securitized Fund	4.6
Fidelity Series Large Cap Growth Index Fund	4.4
65.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2025 Fund℠ merged into Fidelity Freedom® Blend 2025 Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913048.100    3169-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2070 Fund Fidelity Advisor Freedom® Blend 2070 Fund Class I : FRCLX

This annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period June 28, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 38	0.49%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2025.
Initial investment of $10,000.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$8,728,243
Number of Holdings	22
Total Advisory Fee	$5,431
Portfolio Turnover	58%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.6
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.4
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series International Growth Fund	7.2
Fidelity Series Overseas Fund	7.1
Fidelity Series International Value Fund	7.1
Fidelity Series Large Cap Stock Fund	7.1
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Value Discovery Fund	5.3
85.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918286.100    7660-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2050 Fund Fidelity Advisor Freedom® Blend 2050 Fund Class Z : FHVEX

This annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 40	0.39%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	5.56%	13.90%	8.38%
Fidelity Freedom 2050 Composite Index℠	6.55%	13.39%	8.28%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,738,305,346
Number of Holdings	46
Total Advisory Fee	$6,720,479
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.3
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.2
Fidelity Series Blue Chip Growth Fund	12.3
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
82.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912999.100    3124-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend Income Fund Fidelity Advisor Freedom® Blend Income Fund Class M : FHALX

This annual shareholder report contains information about Fidelity Freedom® Blend Income Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 93	0.91%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	1.02%	2.11%	2.08%
Class M (without 3.50% sales charge)	4.68%	2.84%	2.63%
Fidelity Freedom Income Composite Index℠	5.54%	3.40%	3.52%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.60%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$179,063,821
Number of Holdings	47
Total Advisory Fee	$302,680
Portfolio Turnover	39%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 67.6
Domestic Equity Funds - 11.0
International Equity Funds - 10.8
Short-Term Funds - 10.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Government Bond Index Fund	12.0
Fidelity Series Investment Grade Bond Fund	11.4
Fidelity Series Corporate Bond Fund	7.4
Fidelity Series Investment Grade Securitized Fund	7.2
Fidelity Series Treasury Bill Index Fund	6.1
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Emerging Markets Opportunities Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series Large Cap Value Index Fund	3.1
78.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Freedom® Blend 2005 Fund merged into Fidelity Freedom® Blend Income Fund on June 14, 2024.

Fidelity Simplicity RMD Income Fund℠ merged into Fidelity Freedom® Blend Income Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913097.100    3214-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2065 Fund Fidelity Freedom® Blend 2065 Fund Class K : FFBKX

This annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 40	0.39%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2019 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	5.48%	13.88%	9.22%
Fidelity Freedom 2065 Composite Index℠	6.55%	13.39%	9.06%
S&P 500® Index	8.25%	18.59%	13.70%
A   From June 28, 2019
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$322,329,695
Number of Holdings	42
Total Advisory Fee	$736,284
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.3
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.2
Fidelity Series Blue Chip Growth Fund	12.3
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
82.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913121.100    3425-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2025 Fund Fidelity Advisor Freedom® Blend 2025 Fund Class Z : FJABX

This annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 36	0.35%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	5.18%	8.41%	5.69%
Fidelity Freedom 2025 Composite Index℠	5.81%	8.11%	5.73%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,345,441,806
Number of Holdings	46
Total Advisory Fee	$4,808,548
Portfolio Turnover	24%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 45.2
Domestic Equity Funds - 30.2
International Equity Funds - 24.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	10.0
Fidelity Series Large Cap Value Index Fund	8.6
Fidelity Series Government Bond Index Fund	7.8
Fidelity Series Investment Grade Bond Fund	7.4
Fidelity Series Blue Chip Growth Fund	6.9
Fidelity Series Emerging Markets Opportunities Fund	6.3
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Corporate Bond Fund	4.8
Fidelity Series Investment Grade Securitized Fund	4.6
Fidelity Series Large Cap Growth Index Fund	4.4
65.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2025 Fund℠ merged into Fidelity Freedom® Blend 2025 Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913049.100    3170-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2070 Fund Fidelity Advisor Freedom® Blend 2070 Fund Class M : FRCJX

This annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period June 28, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 76	0.99%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$8,728,243
Number of Holdings	22
Total Advisory Fee	$5,431
Portfolio Turnover	58%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.6
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.4
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series International Growth Fund	7.2
Fidelity Series Overseas Fund	7.1
Fidelity Series International Value Fund	7.1
Fidelity Series Large Cap Stock Fund	7.1
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Value Discovery Fund	5.3
85.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918282.100    7658-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2020 Fund Fidelity Freedom® Blend 2020 Fund Premier Class : FFBLX

This annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 22	0.21%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 6, 2021 through March 31, 2025.
Initial investment of $1,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier Class	5.41%	2.07%
Fidelity Freedom 2020 Composite Index℠	5.76%	2.39%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.79%
A   From April 6, 2021
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,119,385,662
Number of Holdings	48
Total Advisory Fee	$2,100,429
Portfolio Turnover	29%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 50.8
Domestic Equity Funds - 25.4
International Equity Funds - 20.8
Short-Term Funds - 2.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.0
Fidelity Series Investment Grade Bond Fund	8.6
Fidelity Series Large Cap Value Index Fund	7.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.2
Fidelity Series Blue Chip Growth Fund	5.9
Fidelity Series Corporate Bond Fund	5.6
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series Investment Grade Securitized Fund	5.4
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4.9
64.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2020 Fund℠ merged into Fidelity Freedom® Blend 2020 Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913063.100    6366-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2025 Fund Fidelity Freedom® Blend 2025 Fund Premier Class : FFBNX

This annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 23	0.22%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 6, 2021 through March 31, 2025.
Initial investment of $1,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier Class	5.32%	2.43%
Fidelity Freedom 2025 Composite Index℠	5.81%	2.74%
S&P 500® Index	8.25%	10.01%
A   From April 6, 2021
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,345,441,806
Number of Holdings	46
Total Advisory Fee	$4,808,548
Portfolio Turnover	24%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 45.2
Domestic Equity Funds - 30.2
International Equity Funds - 24.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	10.0
Fidelity Series Large Cap Value Index Fund	8.6
Fidelity Series Government Bond Index Fund	7.8
Fidelity Series Investment Grade Bond Fund	7.4
Fidelity Series Blue Chip Growth Fund	6.9
Fidelity Series Emerging Markets Opportunities Fund	6.3
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Corporate Bond Fund	4.8
Fidelity Series Investment Grade Securitized Fund	4.6
Fidelity Series Large Cap Growth Index Fund	4.4
65.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2025 Fund℠ merged into Fidelity Freedom® Blend 2025 Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913053.100    6367-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2015 Fund Fidelity Advisor Freedom® Blend 2015 Fund Class C : FJASX

This annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 145	1.42%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	3.22%	5.18%	3.49%
Class C	4.22%	5.18%	3.49%
Fidelity Freedom 2015 Composite Index℠	5.70%	6.12%	4.76%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.60%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$329,457,908
Number of Holdings	45
Total Advisory Fee	$575,071
Portfolio Turnover	30%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 57.1
Domestic Equity Funds - 19.9
International Equity Funds - 17.1
Short-Term Funds - 5.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.6
Fidelity Series Government Bond Index Fund	10.1
Fidelity Series Investment Grade Bond Fund	9.6
Fidelity Series Corporate Bond Fund	6.3
Fidelity Series Investment Grade Securitized Fund	6.0
Fidelity Series Large Cap Value Index Fund	5.7
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Emerging Markets Opportunities Fund	4.7
Fidelity Series Blue Chip Growth Fund	4.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.5
67.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2015 Fund℠ merged into Fidelity Freedom® Blend 2015 Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913066.100    3186-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2055 Fund Fidelity Advisor Freedom® Blend 2055 Fund Class Z : FHPEX

This annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 40	0.39%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	5.54%	13.90%	8.39%
Fidelity Freedom 2055 Composite Index℠	6.55%	13.39%	8.28%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,877,036,172
Number of Holdings	46
Total Advisory Fee	$4,580,666
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.3
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.2
Fidelity Series Blue Chip Growth Fund	12.3
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
82.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912989.100    3115-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2065 Fund Fidelity Freedom® Blend 2065 Fund : FFBSX

This annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2065 Fund	$ 51	0.49%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2019 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Freedom® Blend 2065 Fund	5.41%	13.76%	9.13%
Fidelity Freedom 2065 Composite Index℠	6.55%	13.39%	9.06%
S&P 500® Index	8.25%	18.59%	13.70%
A   From June 28, 2019
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$322,329,695
Number of Holdings	42
Total Advisory Fee	$736,284
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.3
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.2
Fidelity Series Blue Chip Growth Fund	12.3
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
82.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913114.100    3418-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2055 Fund Fidelity Advisor Freedom® Blend 2055 Fund Class M : FHTEX

This annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 102	0.99%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	1.12%	12.37%	7.14%
Class M (without 3.50% sales charge)	4.79%	13.18%	7.72%
Fidelity Freedom 2055 Composite Index℠	6.55%	13.39%	8.28%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,877,036,172
Number of Holdings	46
Total Advisory Fee	$4,580,666
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.3
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.2
Fidelity Series Blue Chip Growth Fund	12.3
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
82.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912987.100    3113-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2060 Fund Fidelity Freedom® Blend 2060 Fund Class K6 : FHCDX

This annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 30	0.29%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	5.60%	14.01%	8.49%
Fidelity Freedom 2060 Composite Index℠	6.55%	13.39%	8.28%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$981,029,703
Number of Holdings	46
Total Advisory Fee	$2,357,154
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.3
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.2
Fidelity Series Blue Chip Growth Fund	12.3
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
82.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912982.100    3107-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend Income Fund Fidelity Advisor Freedom® Blend Income Fund Class C : FHAKX

This annual shareholder report contains information about Fidelity Freedom® Blend Income Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 144	1.41%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	3.17%	2.33%	2.12%
Class C	4.17%	2.33%	2.12%
Fidelity Freedom Income Composite Index℠	5.54%	3.40%	3.52%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.60%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$179,063,821
Number of Holdings	47
Total Advisory Fee	$302,680
Portfolio Turnover	39%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 67.6
Domestic Equity Funds - 11.0
International Equity Funds - 10.8
Short-Term Funds - 10.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Government Bond Index Fund	12.0
Fidelity Series Investment Grade Bond Fund	11.4
Fidelity Series Corporate Bond Fund	7.4
Fidelity Series Investment Grade Securitized Fund	7.2
Fidelity Series Treasury Bill Index Fund	6.1
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Emerging Markets Opportunities Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series Large Cap Value Index Fund	3.1
78.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Freedom® Blend 2005 Fund merged into Fidelity Freedom® Blend Income Fund on June 14, 2024.

Fidelity Simplicity RMD Income Fund℠ merged into Fidelity Freedom® Blend Income Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913096.100    3213-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2025 Fund Fidelity Advisor Freedom® Blend 2025 Fund Class C : FJAEX

This annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 148	1.45%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	3.08%	7.25%	4.55%
Class C	4.08%	7.25%	4.55%
Fidelity Freedom 2025 Composite Index℠	5.81%	8.11%	5.73%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,345,441,806
Number of Holdings	46
Total Advisory Fee	$4,808,548
Portfolio Turnover	24%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 45.2
Domestic Equity Funds - 30.2
International Equity Funds - 24.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	10.0
Fidelity Series Large Cap Value Index Fund	8.6
Fidelity Series Government Bond Index Fund	7.8
Fidelity Series Investment Grade Bond Fund	7.4
Fidelity Series Blue Chip Growth Fund	6.9
Fidelity Series Emerging Markets Opportunities Fund	6.3
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Corporate Bond Fund	4.8
Fidelity Series Investment Grade Securitized Fund	4.6
Fidelity Series Large Cap Growth Index Fund	4.4
65.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2025 Fund℠ merged into Fidelity Freedom® Blend 2025 Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913046.100    3167-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2035 Fund Fidelity Advisor Freedom® Blend 2035 Fund Class A : FHJGX

This annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 74	0.72%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	-1.02%	10.32%	6.04%
Class A (without 5.75% sales charge)	5.02%	11.63%	7.00%
Fidelity Freedom 2035 Composite Index℠	6.16%	11.54%	7.25%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,730,150,738
Number of Holdings	47
Total Advisory Fee	$8,215,386
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.8
International Equity Funds - 30.5
Bond Funds - 29.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	11.4
Fidelity Series Blue Chip Growth Fund	9.2
Fidelity Series Emerging Markets Opportunities Fund	7.7
Fidelity Series Large Cap Growth Index Fund	5.8
Fidelity Series International Value Fund	5.5
Fidelity Series Large Cap Stock Fund	5.3
Fidelity Series Government Bond Index Fund	5.3
Fidelity Series Long-Term Treasury Bond Index Fund	5.2
Fidelity Series Investment Grade Bond Fund	5.0
Fidelity Series Overseas Fund	5.0
65.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913025.100    3148-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2045 Fund Fidelity Advisor Freedom® Blend 2045 Fund Class Z : FHBFX

This annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 40	0.39%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	5.51%	13.89%	8.39%
Fidelity Freedom 2045 Composite Index℠	6.55%	13.39%	8.28%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,121,512,026
Number of Holdings	47
Total Advisory Fee	$7,494,708
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.3
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.2
Fidelity Series Blue Chip Growth Fund	12.3
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
82.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913009.100    3134-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2020 Fund Fidelity Freedom® Blend 2020 Fund Class K6 : FHNDX

This annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 24	0.23%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	5.37%	7.56%	5.29%
Fidelity Freedom 2020 Composite Index℠	5.76%	7.17%	5.26%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.60%
A   From August 31, 2018
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,119,385,662
Number of Holdings	48
Total Advisory Fee	$2,100,429
Portfolio Turnover	29%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 50.8
Domestic Equity Funds - 25.4
International Equity Funds - 20.8
Short-Term Funds - 2.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.0
Fidelity Series Investment Grade Bond Fund	8.6
Fidelity Series Large Cap Value Index Fund	7.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.2
Fidelity Series Blue Chip Growth Fund	5.9
Fidelity Series Corporate Bond Fund	5.6
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series Investment Grade Securitized Fund	5.4
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4.9
64.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Fidelity Simplicity RMD 2020 Fund℠ merged into Fidelity Freedom® Blend 2020 Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913062.100    3183-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2015 Fund Fidelity Advisor Freedom® Blend 2015 Fund Class I : FJAQX

This annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 43	0.42%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class I	5.24%	6.24%	4.53%
Fidelity Freedom 2015 Composite Index℠	5.70%	6.12%	4.76%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.60%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$329,457,908
Number of Holdings	45
Total Advisory Fee	$575,071
Portfolio Turnover	30%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 57.1
Domestic Equity Funds - 19.9
International Equity Funds - 17.1
Short-Term Funds - 5.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.6
Fidelity Series Government Bond Index Fund	10.1
Fidelity Series Investment Grade Bond Fund	9.6
Fidelity Series Corporate Bond Fund	6.3
Fidelity Series Investment Grade Securitized Fund	6.0
Fidelity Series Large Cap Value Index Fund	5.7
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Emerging Markets Opportunities Fund	4.7
Fidelity Series Blue Chip Growth Fund	4.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.5
67.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2015 Fund℠ merged into Fidelity Freedom® Blend 2015 Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913068.100    3188-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend Income Fund Fidelity Freedom® Blend Income Fund : FHBZX

This annual shareholder report contains information about Fidelity Freedom® Blend Income Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend Income Fund	$ 43	0.42%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Freedom® Blend Income Fund	5.14%	3.35%	3.13%
Fidelity Freedom Income Composite Index℠	5.54%	3.40%	3.52%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.60%
A   From August 31, 2018
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$179,063,821
Number of Holdings	47
Total Advisory Fee	$302,680
Portfolio Turnover	39%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 67.6
Domestic Equity Funds - 11.0
International Equity Funds - 10.8
Short-Term Funds - 10.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Government Bond Index Fund	12.0
Fidelity Series Investment Grade Bond Fund	11.4
Fidelity Series Corporate Bond Fund	7.4
Fidelity Series Investment Grade Securitized Fund	7.2
Fidelity Series Treasury Bill Index Fund	6.1
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Emerging Markets Opportunities Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series Large Cap Value Index Fund	3.1
78.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Freedom® Blend 2005 Fund merged into Fidelity Freedom® Blend Income Fund on June 14, 2024.

Fidelity Simplicity RMD Income Fund℠ merged into Fidelity Freedom® Blend Income Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913094.100    3211-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2015 Fund Fidelity Freedom® Blend 2015 Fund Premier Class : FFBJX

This annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 21	0.20%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 6, 2021 through March 31, 2025.
Initial investment of $1,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier Class	5.46%	1.83%
Fidelity Freedom 2015 Composite Index℠	5.70%	2.14%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.79%
A   From April 6, 2021
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$329,457,908
Number of Holdings	45
Total Advisory Fee	$575,071
Portfolio Turnover	30%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 57.1
Domestic Equity Funds - 19.9
International Equity Funds - 17.1
Short-Term Funds - 5.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.6
Fidelity Series Government Bond Index Fund	10.1
Fidelity Series Investment Grade Bond Fund	9.6
Fidelity Series Corporate Bond Fund	6.3
Fidelity Series Investment Grade Securitized Fund	6.0
Fidelity Series Large Cap Value Index Fund	5.7
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Emerging Markets Opportunities Fund	4.7
Fidelity Series Blue Chip Growth Fund	4.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.5
67.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2015 Fund℠ merged into Fidelity Freedom® Blend 2015 Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913073.100    6365-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2020 Fund Fidelity Advisor Freedom® Blend 2020 Fund Class A : FJAOX

This annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 70	0.68%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	-1.12%	5.81%	3.88%
Class A (without 5.75% sales charge)	4.91%	7.07%	4.82%
Fidelity Freedom 2020 Composite Index℠	5.76%	7.17%	5.26%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.60%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,119,385,662
Number of Holdings	48
Total Advisory Fee	$2,100,429
Portfolio Turnover	29%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 50.8
Domestic Equity Funds - 25.4
International Equity Funds - 20.8
Short-Term Funds - 2.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.0
Fidelity Series Investment Grade Bond Fund	8.6
Fidelity Series Large Cap Value Index Fund	7.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.2
Fidelity Series Blue Chip Growth Fund	5.9
Fidelity Series Corporate Bond Fund	5.6
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series Investment Grade Securitized Fund	5.4
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4.9
64.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2020 Fund℠ merged into Fidelity Freedom® Blend 2020 Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913055.100    3176-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend Income Fund Fidelity Advisor Freedom® Blend Income Fund Class A : FHAMX

This annual shareholder report contains information about Fidelity Freedom® Blend Income Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 68	0.66%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	-1.10%	1.89%	1.97%
Class A (without 5.75% sales charge)	4.94%	3.11%	2.89%
Fidelity Freedom Income Composite Index℠	5.54%	3.40%	3.52%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.60%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$179,063,821
Number of Holdings	47
Total Advisory Fee	$302,680
Portfolio Turnover	39%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 67.6
Domestic Equity Funds - 11.0
International Equity Funds - 10.8
Short-Term Funds - 10.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Government Bond Index Fund	12.0
Fidelity Series Investment Grade Bond Fund	11.4
Fidelity Series Corporate Bond Fund	7.4
Fidelity Series Investment Grade Securitized Fund	7.2
Fidelity Series Treasury Bill Index Fund	6.1
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Emerging Markets Opportunities Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series Large Cap Value Index Fund	3.1
78.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Freedom® Blend 2005 Fund merged into Fidelity Freedom® Blend Income Fund on June 14, 2024.

Fidelity Simplicity RMD Income Fund℠ merged into Fidelity Freedom® Blend Income Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913095.100    3212-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2050 Fund Fidelity Advisor Freedom® Blend 2050 Fund Class M : FHYEX

This annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 102	0.99%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	1.22%	12.40%	7.14%
Class M (without 3.50% sales charge)	4.90%	13.20%	7.72%
Fidelity Freedom 2050 Composite Index℠	6.55%	13.39%	8.28%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,738,305,346
Number of Holdings	46
Total Advisory Fee	$6,720,479
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.3
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.2
Fidelity Series Blue Chip Growth Fund	12.3
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
82.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912997.100    3122-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2040 Fund Fidelity Advisor Freedom® Blend 2040 Fund Class C : FHZEX

This annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 151	1.48%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	3.37%	12.43%	7.06%
Class C	4.37%	12.43%	7.06%
Fidelity Freedom 2040 Composite Index℠	6.46%	13.19%	8.13%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,500,264,753
Number of Holdings	47
Total Advisory Fee	$8,219,731
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.7
International Equity Funds - 36.5
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.0
Fidelity Series Blue Chip Growth Fund	11.2
Fidelity Series Emerging Markets Opportunities Fund	9.2
Fidelity Series Large Cap Growth Index Fund	7.1
Fidelity Series Large Cap Stock Fund	6.6
Fidelity Series International Value Fund	6.5
Fidelity Series Overseas Fund	6.1
Fidelity Series International Growth Fund	6.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
Fidelity Series Value Discovery Fund	5.0
77.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913016.100    3140-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2060 Fund Fidelity Advisor Freedom® Blend 2060 Fund Class M : FHMEX

This annual shareholder report contains information about Fidelity Freedom® Blend 2060 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 101	0.99%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	1.16%	12.40%	7.14%
Class M (without 3.50% sales charge)	4.83%	13.20%	7.72%
Fidelity Freedom 2060 Composite Index℠	6.55%	13.39%	8.28%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$981,029,703
Number of Holdings	46
Total Advisory Fee	$2,357,154
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.3
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.2
Fidelity Series Blue Chip Growth Fund	12.3
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
82.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912977.100    3098-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2050 Fund Fidelity Advisor Freedom® Blend 2050 Fund Class A : FHJKX

This annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 76	0.74%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	-0.91%	12.15%	7.03%
Class A (without 5.75% sales charge)	5.14%	13.48%	8.00%
Fidelity Freedom 2050 Composite Index℠	6.55%	13.39%	8.28%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,738,305,346
Number of Holdings	46
Total Advisory Fee	$6,720,479
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.3
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.2
Fidelity Series Blue Chip Growth Fund	12.3
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
82.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912995.100    3120-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2070 Fund Fidelity Advisor Freedom® Blend 2070 Fund Class Z : FRCNX

This annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period June 28, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 30	0.39%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2025.
Initial investment of $10,000.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$8,728,243
Number of Holdings	22
Total Advisory Fee	$5,431
Portfolio Turnover	58%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.6
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.4
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series International Growth Fund	7.2
Fidelity Series Overseas Fund	7.1
Fidelity Series International Value Fund	7.1
Fidelity Series Large Cap Stock Fund	7.1
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Value Discovery Fund	5.3
85.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918288.100    7661-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2015 Fund Fidelity Advisor Freedom® Blend 2015 Fund Class M : FJATX

This annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 94	0.92%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	1.03%	4.95%	3.44%
Class M (without 3.50% sales charge)	4.69%	5.70%	4.01%
Fidelity Freedom 2015 Composite Index℠	5.70%	6.12%	4.76%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.60%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$329,457,908
Number of Holdings	45
Total Advisory Fee	$575,071
Portfolio Turnover	30%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 57.1
Domestic Equity Funds - 19.9
International Equity Funds - 17.1
Short-Term Funds - 5.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.6
Fidelity Series Government Bond Index Fund	10.1
Fidelity Series Investment Grade Bond Fund	9.6
Fidelity Series Corporate Bond Fund	6.3
Fidelity Series Investment Grade Securitized Fund	6.0
Fidelity Series Large Cap Value Index Fund	5.7
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Emerging Markets Opportunities Fund	4.7
Fidelity Series Blue Chip Growth Fund	4.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.5
67.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2015 Fund℠ merged into Fidelity Freedom® Blend 2015 Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913067.100    3187-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2065 Fund Fidelity Advisor Freedom® Blend 2065 Fund Class M : FAXEX

This annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 102	0.99%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2019 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	1.22%	12.38%	7.90%
Class M (without 3.50% sales charge)	4.89%	13.18%	8.57%
Fidelity Freedom 2065 Composite Index℠	6.55%	13.39%	9.06%
S&P 500® Index	8.25%	18.59%	13.70%
A   From June 28, 2019
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$322,329,695
Number of Holdings	42
Total Advisory Fee	$736,284
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.3
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.2
Fidelity Series Blue Chip Growth Fund	12.3
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
82.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913117.100    3421-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2010 Fund Fidelity Advisor Freedom® Blend 2010 Fund Class I : FJAWX

This annual shareholder report contains information about Fidelity Freedom® Blend 2010 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 42	0.41%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class I	5.29%	5.06%	3.95%
Fidelity Freedom 2010 Composite Index℠	5.64%	5.00%	4.23%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.60%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$153,037,514
Number of Holdings	43
Total Advisory Fee	$228,285
Portfolio Turnover	35%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 63.3
Domestic Equity Funds - 14.5
International Equity Funds - 13.4
Short-Term Funds - 8.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	16.2
Fidelity Series Government Bond Index Fund	11.2
Fidelity Series Investment Grade Bond Fund	10.7
Fidelity Series Corporate Bond Fund	6.9
Fidelity Series Investment Grade Securitized Fund	6.7
Fidelity Series Treasury Bill Index Fund	5.1
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Large Cap Value Index Fund	4.1
Fidelity Series Emerging Markets Opportunities Fund	3.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.4
73.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2010 Fund℠ merged into Fidelity Freedom® Blend 2010 Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913078.100    3197-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2020 Fund Fidelity Advisor Freedom® Blend 2020 Fund Class Z : FJAIX

This annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 34	0.33%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	5.25%	7.45%	5.18%
Fidelity Freedom 2020 Composite Index℠	5.76%	7.17%	5.26%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.60%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,119,385,662
Number of Holdings	48
Total Advisory Fee	$2,100,429
Portfolio Turnover	29%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 50.8
Domestic Equity Funds - 25.4
International Equity Funds - 20.8
Short-Term Funds - 2.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.0
Fidelity Series Investment Grade Bond Fund	8.6
Fidelity Series Large Cap Value Index Fund	7.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.2
Fidelity Series Blue Chip Growth Fund	5.9
Fidelity Series Corporate Bond Fund	5.6
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series Investment Grade Securitized Fund	5.4
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4.9
64.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2020 Fund℠ merged into Fidelity Freedom® Blend 2020 Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913059.100    3180-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2045 Fund Fidelity Advisor Freedom® Blend 2045 Fund Class I : FHCFX

This annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 50	0.49%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class I	5.36%	13.76%	8.27%
Fidelity Freedom 2045 Composite Index℠	6.55%	13.39%	8.28%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,121,512,026
Number of Holdings	47
Total Advisory Fee	$7,494,708
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.3
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.2
Fidelity Series Blue Chip Growth Fund	12.3
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
82.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913008.100    3133-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2045 Fund Fidelity Freedom® Blend 2045 Fund : FHAQX

This annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2045 Fund	$ 51	0.49%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Freedom® Blend 2045 Fund	5.38%	13.76%	8.27%
Fidelity Freedom 2045 Composite Index℠	6.55%	13.39%	8.28%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,121,512,026
Number of Holdings	47
Total Advisory Fee	$7,494,708
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.3
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.2
Fidelity Series Blue Chip Growth Fund	12.3
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
82.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913004.100    3128-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend Income Fund Fidelity Advisor Freedom® Blend Income Fund Class I : FHAJX

This annual shareholder report contains information about Fidelity Freedom® Blend Income Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 42	0.41%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class I	5.21%	3.36%	3.14%
Fidelity Freedom Income Composite Index℠	5.54%	3.40%	3.52%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.60%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$179,063,821
Number of Holdings	47
Total Advisory Fee	$302,680
Portfolio Turnover	39%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 67.6
Domestic Equity Funds - 11.0
International Equity Funds - 10.8
Short-Term Funds - 10.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Government Bond Index Fund	12.0
Fidelity Series Investment Grade Bond Fund	11.4
Fidelity Series Corporate Bond Fund	7.4
Fidelity Series Investment Grade Securitized Fund	7.2
Fidelity Series Treasury Bill Index Fund	6.1
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Emerging Markets Opportunities Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series Large Cap Value Index Fund	3.1
78.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Freedom® Blend 2005 Fund merged into Fidelity Freedom® Blend Income Fund on June 14, 2024.

Fidelity Simplicity RMD Income Fund℠ merged into Fidelity Freedom® Blend Income Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913098.100    3215-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2070 Fund Fidelity Advisor Freedom® Blend 2070 Fund Class C : FRCKX

This annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period June 28, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 115	1.49%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2025.
Initial investment of $10,000. Share class performance includes contingent deferred sales charges in the past one year.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$8,728,243
Number of Holdings	22
Total Advisory Fee	$5,431
Portfolio Turnover	58%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.6
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.4
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series International Growth Fund	7.2
Fidelity Series Overseas Fund	7.1
Fidelity Series International Value Fund	7.1
Fidelity Series Large Cap Stock Fund	7.1
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Value Discovery Fund	5.3
85.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918284.100    7659-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2040 Fund Fidelity Freedom® Blend 2040 Fund : FHARX

This annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2040 Fund	$ 50	0.48%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Freedom® Blend 2040 Fund	5.44%	13.58%	8.14%
Fidelity Freedom 2040 Composite Index℠	6.46%	13.19%	8.13%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,500,264,753
Number of Holdings	47
Total Advisory Fee	$8,219,731
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.7
International Equity Funds - 36.5
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.0
Fidelity Series Blue Chip Growth Fund	11.2
Fidelity Series Emerging Markets Opportunities Fund	9.2
Fidelity Series Large Cap Growth Index Fund	7.1
Fidelity Series Large Cap Stock Fund	6.6
Fidelity Series International Value Fund	6.5
Fidelity Series Overseas Fund	6.1
Fidelity Series International Growth Fund	6.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
Fidelity Series Value Discovery Fund	5.0
77.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913014.100    3138-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2030 Fund Fidelity Advisor Freedom® Blend 2030 Fund Class C : FJTMX

This annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 149	1.46%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	3.05%	8.55%	5.15%
Class C	4.05%	8.55%	5.15%
Fidelity Freedom 2030 Composite Index℠	5.91%	9.38%	6.30%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,496,122,634
Number of Holdings	48
Total Advisory Fee	$7,299,908
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 38.7
Domestic Equity Funds - 34.1
International Equity Funds - 26.7
Short-Term Funds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	9.8
Fidelity Series Blue Chip Growth Fund	7.9
Fidelity Series Emerging Markets Opportunities Fund	7.0
Fidelity Series Government Bond Index Fund	6.9
Fidelity Series Investment Grade Bond Fund	6.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.7
Fidelity Series Large Cap Growth Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series International Value Fund	4.8
63.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2030 Fund℠ merged into Fidelity Freedom® Blend 2030 Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913036.100    3158-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2020 Fund Fidelity Advisor Freedom® Blend 2020 Fund Class I : FJAJX

This annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 44	0.43%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class I	5.18%	7.35%	5.07%
Fidelity Freedom 2020 Composite Index℠	5.76%	7.17%	5.26%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.60%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,119,385,662
Number of Holdings	48
Total Advisory Fee	$2,100,429
Portfolio Turnover	29%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 50.8
Domestic Equity Funds - 25.4
International Equity Funds - 20.8
Short-Term Funds - 2.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.0
Fidelity Series Investment Grade Bond Fund	8.6
Fidelity Series Large Cap Value Index Fund	7.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.2
Fidelity Series Blue Chip Growth Fund	5.9
Fidelity Series Corporate Bond Fund	5.6
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series Investment Grade Securitized Fund	5.4
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4.9
64.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2020 Fund℠ merged into Fidelity Freedom® Blend 2020 Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913058.100    3179-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2020 Fund Fidelity Advisor Freedom® Blend 2020 Fund Class M : FJANX

This annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 95	0.93%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	1.05%	6.07%	3.99%
Class M (without 3.50% sales charge)	4.72%	6.83%	4.56%
Fidelity Freedom 2020 Composite Index℠	5.76%	7.17%	5.26%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.60%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,119,385,662
Number of Holdings	48
Total Advisory Fee	$2,100,429
Portfolio Turnover	29%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 50.8
Domestic Equity Funds - 25.4
International Equity Funds - 20.8
Short-Term Funds - 2.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.0
Fidelity Series Investment Grade Bond Fund	8.6
Fidelity Series Large Cap Value Index Fund	7.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.2
Fidelity Series Blue Chip Growth Fund	5.9
Fidelity Series Corporate Bond Fund	5.6
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series Investment Grade Securitized Fund	5.4
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4.9
64.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2020 Fund℠ merged into Fidelity Freedom® Blend 2020 Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913057.100    3178-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2040 Fund Fidelity Freedom® Blend 2040 Fund Class K : FHYDX

This annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 39	0.38%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	5.50%	13.68%	8.24%
Fidelity Freedom 2040 Composite Index℠	6.46%	13.19%	8.13%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,500,264,753
Number of Holdings	47
Total Advisory Fee	$8,219,731
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.7
International Equity Funds - 36.5
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.0
Fidelity Series Blue Chip Growth Fund	11.2
Fidelity Series Emerging Markets Opportunities Fund	9.2
Fidelity Series Large Cap Growth Index Fund	7.1
Fidelity Series Large Cap Stock Fund	6.6
Fidelity Series International Value Fund	6.5
Fidelity Series Overseas Fund	6.1
Fidelity Series International Growth Fund	6.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
Fidelity Series Value Discovery Fund	5.0
77.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913021.100    3145-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2025 Fund Fidelity Advisor Freedom® Blend 2025 Fund Class M : FJAGX

This annual shareholder report contains information about Fidelity Freedom® Blend 2025 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 97	0.95%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	0.92%	7.01%	4.50%
Class M (without 3.50% sales charge)	4.58%	7.77%	5.06%
Fidelity Freedom 2025 Composite Index℠	5.81%	8.11%	5.73%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,345,441,806
Number of Holdings	46
Total Advisory Fee	$4,808,548
Portfolio Turnover	24%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 45.2
Domestic Equity Funds - 30.2
International Equity Funds - 24.1
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	10.0
Fidelity Series Large Cap Value Index Fund	8.6
Fidelity Series Government Bond Index Fund	7.8
Fidelity Series Investment Grade Bond Fund	7.4
Fidelity Series Blue Chip Growth Fund	6.9
Fidelity Series Emerging Markets Opportunities Fund	6.3
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Corporate Bond Fund	4.8
Fidelity Series Investment Grade Securitized Fund	4.6
Fidelity Series Large Cap Growth Index Fund	4.4
65.7
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2025 Fund℠ merged into Fidelity Freedom® Blend 2025 Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913047.100    3168-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2050 Fund Fidelity Advisor Freedom® Blend 2050 Fund Class I : FHWEX

This annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 50	0.49%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class I	5.36%	13.77%	8.26%
Fidelity Freedom 2050 Composite Index℠	6.55%	13.39%	8.28%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,738,305,346
Number of Holdings	46
Total Advisory Fee	$6,720,479
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.3
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.2
Fidelity Series Blue Chip Growth Fund	12.3
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
82.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912998.100    3123-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2035 Fund Fidelity Advisor Freedom® Blend 2035 Fund Class I : FHGDX

This annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 48	0.47%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class I	5.21%	11.88%	7.26%
Fidelity Freedom 2035 Composite Index℠	6.16%	11.54%	7.25%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,730,150,738
Number of Holdings	47
Total Advisory Fee	$8,215,386
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.8
International Equity Funds - 30.5
Bond Funds - 29.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	11.4
Fidelity Series Blue Chip Growth Fund	9.2
Fidelity Series Emerging Markets Opportunities Fund	7.7
Fidelity Series Large Cap Growth Index Fund	5.8
Fidelity Series International Value Fund	5.5
Fidelity Series Large Cap Stock Fund	5.3
Fidelity Series Government Bond Index Fund	5.3
Fidelity Series Long-Term Treasury Bond Index Fund	5.2
Fidelity Series Investment Grade Bond Fund	5.0
Fidelity Series Overseas Fund	5.0
65.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913028.100    3151-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2030 Fund Fidelity Freedom® Blend 2030 Fund Premier Class : FFBPX

This annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 24	0.23%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 6, 2021 through March 31, 2025.
Initial investment of $1,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier Class	5.44%	2.95%
Fidelity Freedom 2030 Composite Index℠	5.91%	3.24%
S&P 500® Index	8.25%	10.01%
A   From April 6, 2021
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,496,122,634
Number of Holdings	48
Total Advisory Fee	$7,299,908
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 38.7
Domestic Equity Funds - 34.1
International Equity Funds - 26.7
Short-Term Funds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	9.8
Fidelity Series Blue Chip Growth Fund	7.9
Fidelity Series Emerging Markets Opportunities Fund	7.0
Fidelity Series Government Bond Index Fund	6.9
Fidelity Series Investment Grade Bond Fund	6.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.7
Fidelity Series Large Cap Growth Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series International Value Fund	4.8
63.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2030 Fund℠ merged into Fidelity Freedom® Blend 2030 Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913043.100    6368-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2035 Fund Fidelity Advisor Freedom® Blend 2035 Fund Class C : FHVCX

This annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 150	1.47%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	3.17%	10.77%	6.19%
Class C	4.17%	10.77%	6.19%
Fidelity Freedom 2035 Composite Index℠	6.16%	11.54%	7.25%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,730,150,738
Number of Holdings	47
Total Advisory Fee	$8,215,386
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.8
International Equity Funds - 30.5
Bond Funds - 29.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	11.4
Fidelity Series Blue Chip Growth Fund	9.2
Fidelity Series Emerging Markets Opportunities Fund	7.7
Fidelity Series Large Cap Growth Index Fund	5.8
Fidelity Series International Value Fund	5.5
Fidelity Series Large Cap Stock Fund	5.3
Fidelity Series Government Bond Index Fund	5.3
Fidelity Series Long-Term Treasury Bond Index Fund	5.2
Fidelity Series Investment Grade Bond Fund	5.0
Fidelity Series Overseas Fund	5.0
65.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913026.100    3149-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2070 Fund Fidelity Freedom® Blend 2070 Fund Class K6 : FRCFX

This annual shareholder report contains information about Fidelity Freedom® Blend 2070 Fund for the period June 28, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6 A	$ 23	0.30%
AExpenses for the full reporting period would be higher.

What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2024 through March 31, 2025.
Initial investment of $10,000.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$8,728,243
Number of Holdings	22
Total Advisory Fee	$5,431
Portfolio Turnover	58%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 51.5
International Equity Funds - 41.5
Bond Funds - 7.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.0

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.6
Fidelity Series Blue Chip Growth Fund	12.0
Fidelity Series Emerging Markets Opportunities Fund	10.4
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series International Growth Fund	7.2
Fidelity Series Overseas Fund	7.1
Fidelity Series International Value Fund	7.1
Fidelity Series Large Cap Stock Fund	7.1
Fidelity Series Long-Term Treasury Bond Index Fund	7.0
Fidelity Series Value Discovery Fund	5.3
85.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918278.100    7656-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2030 Fund Fidelity Freedom® Blend 2030 Fund : FHATX

This annual shareholder report contains information about Fidelity Freedom® Blend 2030 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2030 Fund	$ 48	0.47%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Freedom® Blend 2030 Fund	5.13%	9.63%	6.20%
Fidelity Freedom 2030 Composite Index℠	5.91%	9.38%	6.30%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,496,122,634
Number of Holdings	48
Total Advisory Fee	$7,299,908
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 38.7
Domestic Equity Funds - 34.1
International Equity Funds - 26.7
Short-Term Funds - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	9.8
Fidelity Series Blue Chip Growth Fund	7.9
Fidelity Series Emerging Markets Opportunities Fund	7.0
Fidelity Series Government Bond Index Fund	6.9
Fidelity Series Investment Grade Bond Fund	6.5
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5.7
Fidelity Series Large Cap Growth Index Fund	5.0
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	4.8
Fidelity Series International Value Fund	4.8
63.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2030 Fund℠ merged into Fidelity Freedom® Blend 2030 Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913034.100    3156-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2040 Fund Fidelity Advisor Freedom® Blend 2040 Fund Class M : FHOEX

This annual shareholder report contains information about Fidelity Freedom® Blend 2040 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 101	0.98%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	1.25%	12.20%	7.01%
Class M (without 3.50% sales charge)	4.92%	13.01%	7.59%
Fidelity Freedom 2040 Composite Index℠	6.46%	13.19%	8.13%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,500,264,753
Number of Holdings	47
Total Advisory Fee	$8,219,731
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 48.7
International Equity Funds - 36.5
Bond Funds - 14.3
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	14.0
Fidelity Series Blue Chip Growth Fund	11.2
Fidelity Series Emerging Markets Opportunities Fund	9.2
Fidelity Series Large Cap Growth Index Fund	7.1
Fidelity Series Large Cap Stock Fund	6.6
Fidelity Series International Value Fund	6.5
Fidelity Series Overseas Fund	6.1
Fidelity Series International Growth Fund	6.1
Fidelity Series Long-Term Treasury Bond Index Fund	5.3
Fidelity Series Value Discovery Fund	5.0
77.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913017.100    3141-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2020 Fund Fidelity Freedom® Blend 2020 Fund Class K : FHCEX

This annual shareholder report contains information about Fidelity Freedom® Blend 2020 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 34	0.33%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	5.28%	7.46%	5.18%
Fidelity Freedom 2020 Composite Index℠	5.76%	7.17%	5.26%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.60%
A   From August 31, 2018
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,119,385,662
Number of Holdings	48
Total Advisory Fee	$2,100,429
Portfolio Turnover	29%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 50.8
Domestic Equity Funds - 25.4
International Equity Funds - 20.8
Short-Term Funds - 2.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Government Bond Index Fund	9.0
Fidelity Series Investment Grade Bond Fund	8.6
Fidelity Series Large Cap Value Index Fund	7.2
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	7.2
Fidelity Series Blue Chip Growth Fund	5.9
Fidelity Series Corporate Bond Fund	5.6
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series Investment Grade Securitized Fund	5.4
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	4.9
64.3
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2020 Fund℠ merged into Fidelity Freedom® Blend 2020 Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913061.100    3182-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2065 Fund Fidelity Advisor Freedom® Blend 2065 Fund Class A : FAZAX

This annual shareholder report contains information about Fidelity Freedom® Blend 2065 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 76	0.74%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
June 28, 2019 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class A (incl. 5.75% sales charge)	-0.93%	12.14%	7.73%
Class A (without 5.75% sales charge)	5.12%	13.48%	8.85%
Fidelity Freedom 2065 Composite Index℠	6.55%	13.39%	9.06%
S&P 500® Index	8.25%	18.59%	13.70%
A   From June 28, 2019
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$322,329,695
Number of Holdings	42
Total Advisory Fee	$736,284
Portfolio Turnover	16%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.3
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.2
Fidelity Series Blue Chip Growth Fund	12.3
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
82.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913115.100    3419-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2055 Fund Fidelity Advisor Freedom® Blend 2055 Fund Class C : FHREX

This annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 152	1.49%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	3.39%	12.64%	7.20%
Class C	4.39%	12.64%	7.20%
Fidelity Freedom 2055 Composite Index℠	6.55%	13.39%	8.28%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,877,036,172
Number of Holdings	46
Total Advisory Fee	$4,580,666
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.3
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.2
Fidelity Series Blue Chip Growth Fund	12.3
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
82.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912986.100    3111-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2035 Fund Fidelity Advisor Freedom® Blend 2035 Fund Class M : FHBCX

This annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 99	0.97%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class M (incl. 3.50% sales charge)	1.08%	10.55%	6.16%
Class M (without 3.50% sales charge)	4.74%	11.34%	6.73%
Fidelity Freedom 2035 Composite Index℠	6.16%	11.54%	7.25%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,730,150,738
Number of Holdings	47
Total Advisory Fee	$8,215,386
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.8
International Equity Funds - 30.5
Bond Funds - 29.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	11.4
Fidelity Series Blue Chip Growth Fund	9.2
Fidelity Series Emerging Markets Opportunities Fund	7.7
Fidelity Series Large Cap Growth Index Fund	5.8
Fidelity Series International Value Fund	5.5
Fidelity Series Large Cap Stock Fund	5.3
Fidelity Series Government Bond Index Fund	5.3
Fidelity Series Long-Term Treasury Bond Index Fund	5.2
Fidelity Series Investment Grade Bond Fund	5.0
Fidelity Series Overseas Fund	5.0
65.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913027.100    3150-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2035 Fund Fidelity Freedom® Blend 2035 Fund Class K6 : FHJDX

This annual shareholder report contains information about Fidelity Freedom® Blend 2035 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 28	0.27%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	5.49%	12.11%	7.48%
Fidelity Freedom 2035 Composite Index℠	6.16%	11.54%	7.25%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,730,150,738
Number of Holdings	47
Total Advisory Fee	$8,215,386
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 39.8
International Equity Funds - 30.5
Bond Funds - 29.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	11.4
Fidelity Series Blue Chip Growth Fund	9.2
Fidelity Series Emerging Markets Opportunities Fund	7.7
Fidelity Series Large Cap Growth Index Fund	5.8
Fidelity Series International Value Fund	5.5
Fidelity Series Large Cap Stock Fund	5.3
Fidelity Series Government Bond Index Fund	5.3
Fidelity Series Long-Term Treasury Bond Index Fund	5.2
Fidelity Series Investment Grade Bond Fund	5.0
Fidelity Series Overseas Fund	5.0
65.4
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913032.100    3155-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend 2015 Fund Fidelity Freedom® Blend 2015 Fund : FHAWX

This annual shareholder report contains information about Fidelity Freedom® Blend 2015 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Freedom® Blend 2015 Fund	$ 44	0.43%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity Freedom® Blend 2015 Fund	5.23%	6.24%	4.53%
Fidelity Freedom 2015 Composite Index℠	5.70%	6.12%	4.76%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.60%
A   From August 31, 2018
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$329,457,908
Number of Holdings	45
Total Advisory Fee	$575,071
Portfolio Turnover	30%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 57.1
Domestic Equity Funds - 19.9
International Equity Funds - 17.1
Short-Term Funds - 5.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.5

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	10.6
Fidelity Series Government Bond Index Fund	10.1
Fidelity Series Investment Grade Bond Fund	9.6
Fidelity Series Corporate Bond Fund	6.3
Fidelity Series Investment Grade Securitized Fund	6.0
Fidelity Series Large Cap Value Index Fund	5.7
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Emerging Markets Opportunities Fund	4.7
Fidelity Series Blue Chip Growth Fund	4.6
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	4.5
67.0
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Simplicity RMD 2015 Fund℠ merged into Fidelity Freedom® Blend 2015 Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913064.100    3184-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend Income Fund Fidelity Freedom® Blend Income Fund Class K6 : FHRDX

This annual shareholder report contains information about Fidelity Freedom® Blend Income Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 22	0.21%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K6	5.43%	3.57%	3.35%
Fidelity Freedom Income Composite Index℠	5.54%	3.40%	3.52%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.60%
A   From August 31, 2018
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$179,063,821
Number of Holdings	47
Total Advisory Fee	$302,680
Portfolio Turnover	39%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 67.6
Domestic Equity Funds - 11.0
International Equity Funds - 10.8
Short-Term Funds - 10.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Government Bond Index Fund	12.0
Fidelity Series Investment Grade Bond Fund	11.4
Fidelity Series Corporate Bond Fund	7.4
Fidelity Series Investment Grade Securitized Fund	7.2
Fidelity Series Treasury Bill Index Fund	6.1
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Emerging Markets Opportunities Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series Large Cap Value Index Fund	3.1
78.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Fidelity Freedom® Blend 2005 Fund merged into Fidelity Freedom® Blend Income Fund on June 14, 2024.

Fidelity Simplicity RMD Income Fund℠ merged into Fidelity Freedom® Blend Income Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913102.100    3219-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2055 Fund Fidelity Freedom® Blend 2055 Fund Class K : FHVDX

This annual shareholder report contains information about Fidelity Freedom® Blend 2055 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 40	0.39%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	5.48%	13.87%	8.38%
Fidelity Freedom 2055 Composite Index℠	6.55%	13.39%	8.28%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$1,877,036,172
Number of Holdings	46
Total Advisory Fee	$4,580,666
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.3
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.2
Fidelity Series Blue Chip Growth Fund	12.3
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
82.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912991.100    3117-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend Income Fund Fidelity Freedom® Blend Income Fund Class K : FHHEX

This annual shareholder report contains information about Fidelity Freedom® Blend Income Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 32	0.31%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	5.33%	3.45%	3.25%
Fidelity Freedom Income Composite Index℠	5.54%	3.40%	3.52%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.60%
A   From August 31, 2018
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$179,063,821
Number of Holdings	47
Total Advisory Fee	$302,680
Portfolio Turnover	39%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 67.6
Domestic Equity Funds - 11.0
International Equity Funds - 10.8
Short-Term Funds - 10.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Government Bond Index Fund	12.0
Fidelity Series Investment Grade Bond Fund	11.4
Fidelity Series Corporate Bond Fund	7.4
Fidelity Series Investment Grade Securitized Fund	7.2
Fidelity Series Treasury Bill Index Fund	6.1
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Emerging Markets Opportunities Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series Large Cap Value Index Fund	3.1
78.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Freedom® Blend 2005 Fund merged into Fidelity Freedom® Blend Income Fund on June 14, 2024.

Fidelity Simplicity RMD Income Fund℠ merged into Fidelity Freedom® Blend Income Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913101.100    3218-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2045 Fund Fidelity Advisor Freedom® Blend 2045 Fund Class C : FHDFX

This annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 152	1.49%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	3.39%	12.63%	7.19%
Class C	4.39%	12.63%	7.19%
Fidelity Freedom 2045 Composite Index℠	6.55%	13.39%	8.28%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,121,512,026
Number of Holdings	47
Total Advisory Fee	$7,494,708
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.3
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.2
Fidelity Series Blue Chip Growth Fund	12.3
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
82.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913006.100    3131-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Freedom® Blend Income Fund Fidelity Advisor Freedom® Blend Income Fund Class Z : FHAHX

This annual shareholder report contains information about Fidelity Freedom® Blend Income Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 32	0.31%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	5.33%	3.47%	3.25%
Fidelity Freedom Income Composite Index℠	5.54%	3.40%	3.52%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.60%
A   From August 31, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$179,063,821
Number of Holdings	47
Total Advisory Fee	$302,680
Portfolio Turnover	39%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Bond Funds - 67.6
Domestic Equity Funds - 11.0
International Equity Funds - 10.8
Short-Term Funds - 10.0
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	20.0
Fidelity Series Government Bond Index Fund	12.0
Fidelity Series Investment Grade Bond Fund	11.4
Fidelity Series Corporate Bond Fund	7.4
Fidelity Series Investment Grade Securitized Fund	7.2
Fidelity Series Treasury Bill Index Fund	6.1
Fidelity Series International Developed Markets Bond Index Fund	4.9
Fidelity Series Emerging Markets Opportunities Fund	3.3
Fidelity Series Long-Term Treasury Bond Index Fund	3.2
Fidelity Series Large Cap Value Index Fund	3.1
78.6
How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Freedom® Blend 2005 Fund merged into Fidelity Freedom® Blend Income Fund on June 14, 2024.

Fidelity Simplicity RMD Income Fund℠ merged into Fidelity Freedom® Blend Income Fund on January 10, 2025.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913099.100    3216-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2045 Fund Fidelity Freedom® Blend 2045 Fund Premier Class : FFBUX

This annual shareholder report contains information about Fidelity Freedom® Blend 2045 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$ 26	0.25%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
April 6, 2021 through March 31, 2025.
Initial investment of $1,000,000,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Premier Class	5.65%	4.87%
Fidelity Freedom 2045 Composite Index℠	6.55%	5.19%
S&P 500® Index	8.25%	10.01%
A   From April 6, 2021
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$3,121,512,026
Number of Holdings	47
Total Advisory Fee	$7,494,708
Portfolio Turnover	17%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.3
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.2
Fidelity Series Blue Chip Growth Fund	12.3
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
82.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913013.100    6371-TSRA-0525

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity Freedom® Blend 2050 Fund Fidelity Freedom® Blend 2050 Fund Class K : FHWDX

This annual shareholder report contains information about Fidelity Freedom® Blend 2050 Fund for the period April 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 40	0.39%
What affected the Fund's performance this period?

•Global risk assets largely achieved positive results for the 12 months ending March 31, 2025, influenced by an expanding global economy, a slowing in the pace of inflation in certain markets and a pivot by some central banks toward monetary easing, despite ongoing geopolitical risk.
•Against this backdrop, an underweight in U.S. equities and investment performance among the underlying U.S. equity portfolios notably detracted from the fund's performance versus the composite index for the fiscal year.
•Within non-U.S. equities, investment returns among the underlying developed-markets portfolios also detracted on a relative basis. A modest underweight in U.S. investment-grade bond funds also hurt.
•From an underlying portfolio standpoint, the largest individual relative detractor this period was an investment in Fidelity® Series Blue Chip Growth Fund (+4.78%), which trailed its benchmark, the Russell 1000® Growth Index (+7.76%) for the 12 months.
•Also detracting was Fidelity® Series Value Discovery Fund (+4.20%), which lagged the Russell 3000® Value Index (+6.66%). Within non-U.S. equities, an allocation to Fidelity® Series Overseas Fund (+4.07%) also hurt, as this fund underperformed the MSCI EAFE Index (+5.14%).
•In contrast, the biggest contributor versus the composite index was the performance of the underlying U.S. investment-grade bond investments. Here, Fidelity® Series Investment Grade Bond Fund gained 5.71% for the period, topping the 4.88% advance of the Bloomberg U.S. Aggregate Bond Index.
•Within U.S. equities, Fidelity® Series Large Cap Stock Fund (+11.14%) stood out, given its outperformance of its benchmark (+8.25%). Also helping on a relative basis was an overweight allocation to non-U.S. equities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2018 through March 31, 2025.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class K	5.54%	13.88%	8.38%
Fidelity Freedom 2050 Composite Index℠	6.55%	13.39%	8.28%
S&P 500® Index	8.25%	18.59%	12.38%
A   From August 31, 2018
Visit www.401k.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$2,738,305,346
Number of Holdings	46
Total Advisory Fee	$6,720,479
Portfolio Turnover	18%
What did the Fund invest in?
(as of March 31, 2025)

ASSET ALLOCATION (% of Fund's net assets)

Domestic Equity Funds - 53.3
International Equity Funds - 39.3
Bond Funds - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

TOP HOLDINGS (% of Fund's net assets)
Fidelity Series Large Cap Value Index Fund	15.2
Fidelity Series Blue Chip Growth Fund	12.3
Fidelity Series Emerging Markets Opportunities Fund	9.8
Fidelity Series Large Cap Growth Index Fund	7.8
Fidelity Series Large Cap Stock Fund	7.2
Fidelity Series International Value Fund	7.0
Fidelity Series Overseas Fund	6.7
Fidelity Series International Growth Fund	6.7
Fidelity Series Value Discovery Fund	5.5
Fidelity Series Long-Term Treasury Bond Index Fund	4.4
82.6
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9913001.100    3126-TSRA-0525

Item 2.

Code of Ethics

As of the end of the period, March 31, 2025, Fidelity Aberdeen Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend 2040 Fund, Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund, Fidelity Freedom Blend 2060 Fund, Fidelity Freedom Blend 2065 Fund, Fidelity Freedom Blend 2070 Fund, and Fidelity Freedom Blend Income Fund (the “Funds”):

Services Billed by PwC

March 31, 2025 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Freedom Blend 2010 Fund	$20,600	$1,900	$2,700	$800
Fidelity Freedom Blend 2015 Fund	$20,600	$1,900	$5,000	$800
Fidelity Freedom Blend 2020 Fund	$20,600	$1,900	$2,700	$800
Fidelity Freedom Blend 2025 Fund	$20,700	$1,900	$2,700	$800
Fidelity Freedom Blend 2030 Fund	$23,900	$1,900	$2,700	$800
Fidelity Freedom Blend 2035 Fund	$20,200	$1,900	$5,000	$800
Fidelity Freedom Blend 2040 Fund	$20,200	$1,900	$5,000	$800
Fidelity Freedom Blend 2045 Fund	$20,200	$1,900	$5,000	$800
Fidelity Freedom Blend 2050 Fund	$20,200	$1,900	$5,000	$800
Fidelity Freedom Blend 2055 Fund	$20,200	$1,900	$5,000	$800
Fidelity Freedom Blend 2060 Fund	$20,100	$1,900	$7,200	$800
Fidelity Freedom Blend 2065 Fund	$20,100	$1,900	$5,000	$800
Fidelity Freedom Blend 2070 Fund	$18,900	$1,400	$6,300	$600
Fidelity Freedom Blend Income Fund	$20,600	$1,900	$2,700	$800
March 31, 2024 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Freedom Blend 2010 Fund	$25,300	$2,000	$6,000	$800
Fidelity Freedom Blend 2015 Fund	$25,300	$2,000	$6,100	$800
Fidelity Freedom Blend 2020 Fund	$25,300	$2,000	$6,100	$800
Fidelity Freedom Blend 2025 Fund	$25,300	$2,000	$6,100	$800
Fidelity Freedom Blend 2030 Fund	$25,300	$2,000	$6,100	$800
Fidelity Freedom Blend 2035 Fund	$21,200	$2,000	$6,100	$800
Fidelity Freedom Blend 2040 Fund	$21,200	$2,000	$6,100	$800
Fidelity Freedom Blend 2045 Fund	$21,200	$2,000	$6,100	$800
Fidelity Freedom Blend 2050 Fund	$21,200	$2,000	$6,100	$800
Fidelity Freedom Blend 2055 Fund	$21,100	$2,000	$6,100	$800
Fidelity Freedom Blend 2060 Fund	$21,100	$2,000	$6,100	$800
Fidelity Freedom Blend 2065 Fund	$21,100	$2,000	$6,000	$800
Fidelity Freedom Blend 2070 Fund	$-	$-	$-	$-
Fidelity Freedom Blend Income Fund	$25,300	$2,000	$6,000	$800

A Amounts may reflect rounding.
B Fidelity Freedom Blend 2070 Fund commenced operations on June 28, 2024.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	March 31, 2025A,B	March 31, 2024A,B
Audit-Related Fees	$9,765,100	$9,452,800
Tax Fees	$1,000	$61,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.
B May include amounts billed prior to Fidelity Freedom Blend 2070 Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	March 31, 2025A,B	March 31, 2024A,B
PwC	$14,831,700	$15,113,900

A Amounts may reflect rounding.
B May include amounts billed prior to Fidelity Freedom Blend 2070 Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity Freedom® Blend Funds

Fidelity Freedom® Blend Income Fund
Fidelity Freedom® Blend 2010 Fund
Fidelity Freedom® Blend 2015 Fund
Fidelity Freedom® Blend 2020 Fund
Fidelity Freedom® Blend 2025 Fund
Fidelity Freedom® Blend 2030 Fund
Fidelity Freedom® Blend 2035 Fund
Fidelity Freedom® Blend 2040 Fund
Fidelity Freedom® Blend 2045 Fund
Fidelity Freedom® Blend 2050 Fund
Fidelity Freedom® Blend 2055 Fund
Fidelity Freedom® Blend 2060 Fund
Fidelity Freedom® Blend 2065 Fund
Fidelity Freedom® Blend 2070 Fund

Annual Report
March 31, 2025
Includes Fidelity and Fidelity Advisor share classes

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Freedom® Blend Income Fund
Fidelity Freedom® Blend 2010 Fund
Fidelity Freedom® Blend 2015 Fund
Fidelity Freedom® Blend 2020 Fund
Fidelity Freedom® Blend 2025 Fund
Fidelity Freedom® Blend 2030 Fund
Fidelity Freedom® Blend 2035 Fund
Fidelity Freedom® Blend 2040 Fund
Fidelity Freedom® Blend 2045 Fund
Fidelity Freedom® Blend 2050 Fund
Fidelity Freedom® Blend 2055 Fund
Fidelity Freedom® Blend 2060 Fund
Fidelity Freedom® Blend 2065 Fund
Fidelity Freedom® Blend 2070 Fund
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Freedom® Blend Income Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 67.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	3,604,359	35,863,370
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	12,040	93,307
Fidelity Series Corporate Bond Fund (b)	1,427,271	13,302,169
Fidelity Series Emerging Markets Debt Fund (b)	120,516	960,512
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	30,609	273,335
Fidelity Series Floating Rate High Income Fund (b)	19,750	174,594
Fidelity Series Government Bond Index Fund (b)	2,345,980	21,559,555
Fidelity Series High Income Fund (b)	100,739	861,317
Fidelity Series International Developed Markets Bond Index Fund (b)	1,013,142	8,723,154
Fidelity Series Investment Grade Bond Fund (b)	2,032,252	20,464,779
Fidelity Series Investment Grade Securitized Fund (b)	1,434,851	12,870,611
Fidelity Series Long-Term Treasury Bond Index Fund (b)	1,043,415	5,759,652
Fidelity Series Real Estate Income Fund (b)	17,805	177,696
TOTAL BOND FUNDS (Cost $126,665,747)		121,084,051

Domestic Equity Funds - 11.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	261,208	4,498,001
Fidelity Series Commodity Strategy Fund (b)	3,837	359,989
Fidelity Series Large Cap Growth Index Fund (b)	125,197	2,863,250
Fidelity Series Large Cap Stock Fund (b)	117,510	2,636,920
Fidelity Series Large Cap Value Index Fund (b)	331,803	5,514,562
Fidelity Series Small Cap Core Fund (b)	117,004	1,267,151
Fidelity Series Small Cap Opportunities Fund (b)	42,262	563,349
Fidelity Series Value Discovery Fund (b)	126,260	1,981,013
TOTAL DOMESTIC EQUITY FUNDS (Cost $17,095,765)		19,684,235

International Equity Funds - 10.8%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	67,094	1,072,167
Fidelity Series Emerging Markets Fund (b)	157,479	1,437,780
Fidelity Series Emerging Markets Opportunities Fund (b)	300,609	5,738,631
Fidelity Series International Growth Fund (b)	138,942	2,475,945
Fidelity Series International Index Fund (b)	76,392	977,052
Fidelity Series International Small Cap Fund (b)	142,088	2,371,445
Fidelity Series International Value Fund (b)	201,034	2,732,053
Fidelity Series Overseas Fund (b)	179,596	2,573,617
Fidelity Series Select International Small Cap Fund (b)	2,809	32,579
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $16,009,105)		19,411,269

Short-Term Funds - 7.9%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b)	312,433	3,136,825
Fidelity Series Treasury Bill Index Fund (b)	1,102,052	10,965,420
TOTAL SHORT-TERM FUNDS (Cost $14,066,615)		14,102,245

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/10/2025 (d)	4.25	40,000	39,958
US Treasury Bills 0% 4/17/2025 (d)	4.26	60,000	59,886
US Treasury Bills 0% 4/24/2025 (d)	4.26	120,000	119,675
US Treasury Bills 0% 5/1/2025 (d)	4.23	120,000	119,577
US Treasury Bills 0% 5/29/2025 (d)	4.24	40,000	39,727
US Treasury Bills 0% 6/20/2025 (d)	4.23	40,000	39,627
US Treasury Bills 0% 6/26/2025 (d)	4.24	30,000	29,699
US Treasury Bills 0% 6/5/2025 (d)	4.25	20,000	19,848
TOTAL U.S. TREASURY OBLIGATIONS (Cost $468,009)			467,997

Money Market Funds - 2.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.32	671,420	671,554
Fidelity Series Government Money Market Fund (b)(f)	4.43	3,770,392	3,770,392
TOTAL MONEY MARKET FUNDS (Cost $4,441,946)			4,441,946

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $178,747,187)	179,191,743
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(127,922)
NET ASSETS - 100.0%	179,063,821

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	20	Jun 2025	2,416,300	(85,782)	(85,782)
ICE MSCI Emerging Markets Index Contracts (United States)	28	Jun 2025	1,555,120	(52,019)	(52,019)

TOTAL EQUITY CONTRACTS					(137,801)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	51	Jun 2025	5,672,156	113,995	113,995
CBOT Long Term US Treasury Bond Contracts (United States)	14	Jun 2025	1,641,938	35,743	35,743

TOTAL INTEREST RATE CONTRACTS					149,738

TOTAL PURCHASED					11,937

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	11	Jun 2025	3,109,288	22,195	22,195

TOTAL FUTURES CONTRACTS					34,132
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $467,997.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	62,790	3,097,473	2,488,705	8,723	(4)	-	671,554	671,420	0.0%
Total	62,790	3,097,473	2,488,705	8,723	(4)	-	671,554

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	18,765,444	14,833,138	8,628,407	740,869	20,151	1,201,087	35,863,370	3,604,359
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	46,848	36,596	382,132	2,213	(25,852)	29,130	93,307	12,040
Fidelity Series Blue Chip Growth Fund	1,929,679	2,957,839	1,096,977	264,585	4,163	(338,607)	4,498,001	261,208
Fidelity Series Canada Fund	622,769	507,929	444,871	24,066	14,548	36,900	1,072,167	67,094
Fidelity Series Commodity Strategy Fund	629,103	485,561	981,715	31,070	(432,795)	405,304	359,989	3,837
Fidelity Series Corporate Bond Fund	7,370,586	5,297,918	3,639,447	454,789	(17,451)	154,178	13,302,169	1,427,271
Fidelity Series Emerging Markets Debt Fund	495,381	392,354	194,238	40,386	95	9,539	960,512	120,516
Fidelity Series Emerging Markets Debt Local Currency Fund	160,024	96,219	61,791	9,409	(68)	2,090	273,335	30,609
Fidelity Series Emerging Markets Fund	1,024,969	634,780	805,100	29,291	8,993	59,706	1,437,780	157,479
Fidelity Series Emerging Markets Opportunities Fund	4,114,042	2,617,412	3,449,317	86,735	3,384	383,443	5,738,631	300,609
Fidelity Series Floating Rate High Income Fund	91,564	75,354	37,320	11,447	(102)	(3,449)	174,594	19,750
Fidelity Series Government Bond Index Fund	10,801,984	8,783,318	4,715,604	540,896	(5,435)	254,740	21,559,555	2,345,980
Fidelity Series Government Money Market Fund	1,971,648	2,261,970	976,565	134,746	-	-	3,770,392	3,770,392
Fidelity Series High Income Fund	511,648	412,350	211,750	46,259	549	5,114	861,317	100,739
Fidelity Series International Developed Markets Bond Index Fund	3,681,113	4,489,733	1,546,117	190,931	(4,890)	(92,818)	8,723,154	1,013,142
Fidelity Series International Growth Fund	1,562,685	1,302,584	1,115,743	75,467	15,646	(89,491)	2,475,945	138,942
Fidelity Series International Index Fund	591,628	448,883	395,871	20,652	(1,404)	32,801	977,052	76,392
Fidelity Series International Small Cap Fund	1,411,183	1,079,350	741,877	169,289	2,866	(55,868)	2,371,445	142,088
Fidelity Series International Value Fund	1,570,116	1,212,206	1,063,233	82,731	13,817	206,933	2,732,053	201,034
Fidelity Series Investment Grade Bond Fund	10,871,915	8,169,934	5,080,143	677,795	(15,893)	271,148	20,464,779	2,032,252
Fidelity Series Investment Grade Securitized Fund	7,194,047	5,121,741	3,630,192	437,081	(23,023)	202,441	12,870,611	1,434,851
Fidelity Series Large Cap Growth Index Fund	1,212,706	1,643,685	690,037	12,262	7,759	22,456	2,863,250	125,197
Fidelity Series Large Cap Stock Fund	1,288,376	1,484,133	785,963	140,748	8,940	3,002	2,636,920	117,510
Fidelity Series Large Cap Value Index Fund	2,320,463	3,291,301	1,492,548	134,579	16,830	155,116	5,514,562	331,803
Fidelity Series Long-Term Treasury Bond Index Fund	3,145,065	3,240,748	1,792,306	132,148	(291,105)	266,611	5,759,652	1,043,415
Fidelity Series Overseas Fund	1,566,331	1,212,370	1,063,522	40,697	6,534	54,567	2,573,617	179,596
Fidelity Series Real Estate Income Fund	92,115	71,360	38,097	7,721	(24)	4,071	177,696	17,805
Fidelity Series Select International Small Cap Fund	-	32,579	-	-	-	-	32,579	2,809
Fidelity Series Short-Term Credit Fund	1,941,997	1,379,937	777,443	102,124	1,826	44,295	3,136,825	312,433
Fidelity Series Small Cap Core Fund	13,433	1,428,094	245,253	11,728	(2,750)	(123,435)	1,267,151	117,004
Fidelity Series Small Cap Opportunities Fund	557,368	368,710	510,399	42,361	35,151	(87,682)	563,349	42,262
Fidelity Series Treasury Bill Index Fund	5,945,101	6,191,569	2,740,479	385,238	(1,135)	16,790	10,965,420	1,102,052
Fidelity Series Value Discovery Fund	838,987	1,179,719	477,083	77,281	9,560	(7,358)	1,981,013	126,260
	94,340,318	82,741,374	49,811,540	5,157,594	(651,115)	3,022,754	178,052,192

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	121,084,051	121,084,051	-	-

Domestic Equity Funds	19,684,235	19,684,235	-	-

International Equity Funds	19,411,269	19,411,269	-	-

Short-Term Funds	14,102,245	14,102,245	-	-

U.S. Treasury Obligations	467,997	-	467,997	-

Money Market Funds	4,441,946	4,441,946	-	-
Total Investments in Securities:	179,191,743	178,723,746	467,997	-
Derivative Instruments:

Assets
Futures Contracts	171,933	171,933	-	-
Total Assets	171,933	171,933	-	-

Liabilities
Futures Contracts	(137,801)	(137,801)	-	-
Total Liabilities	(137,801)	(137,801)	-	-
Total Derivative Instruments:	34,132	34,132	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	22,195	(137,801)
Total Equity Risk	22,195	(137,801)
Interest Rate Risk
Futures Contracts (a)	149,738	0
Total Interest Rate Risk	149,738	0
Total Value of Derivatives	171,933	(137,801)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend Income Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $468,009)	$467,997
Fidelity Central Funds (cost $671,554)	671,554
Other affiliated issuers (cost $177,607,624)	178,052,192

Total Investment in Securities (cost $178,747,187)		$179,191,743
Receivable for investments sold		1,013,721
Receivable for fund shares sold		109,672
Distributions receivable from Fidelity Central Funds		2,231
Receivable from investment adviser for expense reductions		10,167
Total assets		180,327,534
Liabilities
Payable for investments purchased	$691,719
Payable for fund shares redeemed	486,703
Accrued management fee	39,865
Distribution and service plan fees payable	969
Payable for daily variation margin on futures contracts	44,457
Total liabilities		1,263,713
Net Assets		$179,063,821
Net Assets consist of:
Paid in capital		$186,236,775
Total accumulated earnings (loss)		(7,172,954)
Net Assets		$179,063,821

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($3,031,293 ÷ 305,074 shares)(a)		$9.94
Maximum offering price per share (100/94.25 of $9.94)		$10.55
Class M :
Net Asset Value and redemption price per share ($180,652 ÷ 18,192 shares)(a)		$9.93
Maximum offering price per share (100/96.50 of $9.93)		$10.29
Class C :
Net Asset Value and offering price per share ($321,779 ÷ 32,793 shares)(a)		$9.81
Fidelity Freedom Blend Income Fund :
Net Asset Value, offering price and redemption price per share ($46,824,649 ÷ 4,710,058 shares)		$9.94
Class K :
Net Asset Value, offering price and redemption price per share ($3,232,103 ÷ 324,853 shares)		$9.95
Class K6 :
Net Asset Value, offering price and redemption price per share ($84,663,229 ÷ 8,503,995 shares)		$9.96
Class I :
Net Asset Value, offering price and redemption price per share ($1,496,561 ÷ 150,390 shares)		$9.95
Class Z :
Net Asset Value, offering price and redemption price per share ($1,595,581 ÷ 160,387 shares)		$9.95
Premier Class :
Net Asset Value, offering price and redemption price per share ($37,717,974 ÷ 3,791,819 shares)		$9.95
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$4,515,410
Interest		13,272
Income from Fidelity Central Funds		8,723
Total income		4,537,405
Expenses
Management fee	$312,847
Distribution and service plan fees	12,021
Independent trustees' fees and expenses	340
Miscellaneous	10,168
Total expenses before reductions	335,376
Expense reductions	(10,805)
Total expenses after reductions		324,571
Net Investment income (loss)		4,212,834
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(98)
Fidelity Central Funds	(4)
Other affiliated issuers	(651,115)
Futures contracts	8,128
Capital gain distributions from underlying funds:
Affiliated issuers	642,184
Total net realized gain (loss)		(905)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(7)
Affiliated issuers	3,022,754
Futures contracts	8,334
Total change in net unrealized appreciation (depreciation)		3,031,081
Net gain (loss)		3,030,176
Net increase (decrease) in net assets resulting from operations		$7,243,010
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,212,834	$2,928,569
Net realized gain (loss)	(905)	(1,657,743)
Change in net unrealized appreciation (depreciation)	3,031,081	4,052,212
Net increase (decrease) in net assets resulting from operations	7,243,010	5,323,038
Distributions to shareholders	(4,055,070)	(2,913,520)

Share transactions - net increase (decrease)	81,286,431	(1,800,257)
Total increase (decrease) in net assets	84,474,371	609,261

Net Assets
Beginning of period	94,589,450	93,980,189
End of period	$179,063,821	$94,589,450

Financial Highlights
Fidelity Advisor Freedom® Blend Income Fund Class A

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.73	$9.49	$10.39	$10.92	$9.98
Income from Investment Operations
Net investment income (loss) A,B	.26	.26	.30	.20	.07
Net realized and unrealized gain (loss)	.21	.24	(.79)	(.33)	1.12
Total from investment operations	.47	.50	(.49)	(.13)	1.19
Distributions from net investment income	(.26)	(.26)	(.29)	(.21)	(.08)
Distributions from net realized gain	-	-	(.13)	(.19)	(.17)
Total distributions	(.26)	(.26)	(.41) C	(.40)	(.25)
Net asset value, end of period	$9.94	$9.73	$9.49	$10.39	$10.92
Total Return D,E	4.94%	5.34%	(4.59)%	(1.30)%	11.94%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.67%	.66%	.66%	.71%	.71%
Expenses net of fee waivers, if any	.66%	.66%	.66%	.71%	.71%
Expenses net of all reductions	.66%	.66%	.66%	.71%	.71%
Net investment income (loss)	2.64%	2.72%	3.17%	1.79%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$3,031	$2,893	$2,927	$2,623	$1,423
Portfolio turnover rate H	39 % I	40%	42%	62%	49%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend Income Fund Class M

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.72	$9.48	$10.38	$10.92	$9.98
Income from Investment Operations
Net investment income (loss) A,B	.24	.23	.28	.17	.05
Net realized and unrealized gain (loss)	.21	.24	(.79)	(.32)	1.11
Total from investment operations	.45	.47	(.51)	(.15)	1.16
Distributions from net investment income	(.24)	(.23)	(.26)	(.20)	(.05)
Distributions from net realized gain	-	-	(.13)	(.19)	(.17)
Total distributions	(.24)	(.23)	(.39)	(.39)	(.22)
Net asset value, end of period	$9.93	$9.72	$9.48	$10.38	$10.92
Total Return C,D	4.68%	5.05%	(4.86)%	(1.51)%	11.65%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.92%	.91%	.91%	.96%	.96%
Expenses net of fee waivers, if any	.91%	.91%	.91%	.96%	.96%
Expenses net of all reductions	.91%	.91%	.91%	.96%	.96%
Net investment income (loss)	2.39%	2.47%	2.92%	1.54%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$181	$138	$118	$139	$195
Portfolio turnover rate G	39 % H	40%	42%	62%	49%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend Income Fund Class C

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.60	$9.37	$10.27	$10.85	$9.95
Income from Investment Operations
Net investment income (loss) A,B	.18	.18	.23	.11	(.01)
Net realized and unrealized gain (loss)	.22	.23	(.78)	(.31)	1.11
Total from investment operations	.40	.41	(.55)	(.20)	1.10
Distributions from net investment income	(.19)	(.18)	(.22)	(.18)	(.03)
Distributions from net realized gain	-	-	(.13)	(.19)	(.17)
Total distributions	(.19)	(.18)	(.35)	(.38) C	(.20)
Net asset value, end of period	$9.81	$9.60	$9.37	$10.27	$10.85
Total Return D,E	4.17%	4.46%	(5.28)%	(2.04)%	11.10%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.42%	1.41%	1.41%	1.46%	1.46%
Expenses net of fee waivers, if any	1.41%	1.41%	1.41%	1.46%	1.46%
Expenses net of all reductions	1.41%	1.41%	1.41%	1.46%	1.46%
Net investment income (loss)	1.89%	1.97%	2.42%	1.04%	(.09)%
Supplemental Data
Net assets, end of period (000 omitted)	$322	$326	$357	$518	$711
Portfolio turnover rate H	39 % I	40%	42%	62%	49%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend Income Fund

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.74	$9.51	$10.41	$10.93	$9.98
Income from Investment Operations
Net investment income (loss) A,B	.28	.28	.33	.22	.10
Net realized and unrealized gain (loss)	.21	.23	(.79)	(.31)	1.12
Total from investment operations	.49	.51	(.46)	(.09)	1.22
Distributions from net investment income	(.29)	(.28)	(.31)	(.23)	(.10)
Distributions from net realized gain	-	-	(.13)	(.19)	(.17)
Total distributions	(.29)	(.28)	(.44)	(.43) C	(.27)
Net asset value, end of period	$9.94	$9.74	$9.51	$10.41	$10.93
Total Return D	5.14%	5.49%	(4.35)%	(1.01)%	12.29%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.43% G	.41%	.41%	.46%	.46%
Expenses net of fee waivers, if any	.42 % G	.41%	.41%	.46%	.46%
Expenses net of all reductions	.42% G	.41%	.41%	.46%	.46%
Net investment income (loss)	2.88%	2.97%	3.42%	2.04%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$46,825	$3,788	$4,705	$5,424	$5,977
Portfolio turnover rate H	39 % I	40%	42%	62%	49%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend Income Fund Class K

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.74	$9.51	$10.41	$10.94	$9.99
Income from Investment Operations
Net investment income (loss) A,B	.30	.29	.33	.23	.11
Net realized and unrealized gain (loss)	.21	.23	(.78)	(.32)	1.12
Total from investment operations	.51	.52	(.45)	(.09)	1.23
Distributions from net investment income	(.30)	(.29)	(.32)	(.25)	(.11)
Distributions from net realized gain	-	-	(.13)	(.19)	(.17)
Total distributions	(.30)	(.29)	(.45)	(.44)	(.28)
Net asset value, end of period	$9.95	$9.74	$9.51	$10.41	$10.94
Total Return C	5.33%	5.60%	(4.23)%	(.99)%	12.37%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.32%	.31%	.31%	.36%	.36%
Expenses net of fee waivers, if any	.31%	.31%	.31%	.36%	.36%
Expenses net of all reductions	.31%	.31%	.31%	.36%	.36%
Net investment income (loss)	2.99%	3.07%	3.52%	2.14%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$3,232	$2,773	$2,739	$1,069	$564
Portfolio turnover rate F	39 % G	40%	42%	62%	49%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend Income Fund Class K6

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.75	$9.51	$10.42	$10.94	$9.99
Income from Investment Operations
Net investment income (loss) A,B	.32	.30	.35	.25	.12
Net realized and unrealized gain (loss)	.20	.24	(.80)	(.32)	1.12
Total from investment operations	.52	.54	(.45)	(.07)	1.24
Distributions from net investment income	(.31)	(.30)	(.33)	(.26)	(.12)
Distributions from net realized gain	-	-	(.13)	(.19)	(.17)
Total distributions	(.31)	(.30)	(.46)	(.45)	(.29)
Net asset value, end of period	$9.96	$9.75	$9.51	$10.42	$10.94
Total Return C	5.43%	5.81%	(4.25)%	(.81)%	12.50%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.22%	.21%	.21%	.26%	.26%
Expenses net of fee waivers, if any	.21%	.21%	.21%	.26%	.26%
Expenses net of all reductions	.21%	.21%	.21%	.26%	.26%
Net investment income (loss)	3.28%	3.17%	3.62%	2.24%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$84,663	$46,688	$38,656	$35,899	$51,220
Portfolio turnover rate F	39 % G	40%	42%	62%	49%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend Income Fund Class I

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.74	$9.50	$10.41	$10.94	$9.99
Income from Investment Operations
Net investment income (loss) A,B	.29	.28	.33	.22	.10
Net realized and unrealized gain (loss)	.21	.24	(.80)	(.32)	1.13
Total from investment operations	.50	.52	(.47)	(.10)	1.23
Distributions from net investment income	(.29)	(.28)	(.31)	(.24)	(.11)
Distributions from net realized gain	-	-	(.13)	(.19)	(.17)
Total distributions	(.29)	(.28)	(.44)	(.43)	(.28)
Net asset value, end of period	$9.95	$9.74	$9.50	$10.41	$10.94
Total Return C	5.21%	5.56%	(4.43)%	(1.06)%	12.32%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.42%	.41%	.41%	.46%	.46%
Expenses net of fee waivers, if any	.41%	.41%	.41%	.46%	.46%
Expenses net of all reductions	.41%	.41%	.41%	.46%	.46%
Net investment income (loss)	2.89%	2.97%	3.42%	2.04%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$1,497	$1,323	$2,296	$2,512	$749
Portfolio turnover rate F	39 % G	40%	42%	62%	49%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend Income Fund Class Z

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.74	$9.51	$10.41	$10.94	$9.99
Income from Investment Operations
Net investment income (loss) A,B	.30	.29	.34	.23	.11
Net realized and unrealized gain (loss)	.21	.23	(.79)	(.32)	1.12
Total from investment operations	.51	.52	(.45)	(.09)	1.23
Distributions from net investment income	(.30)	(.29)	(.32)	(.25)	(.11)
Distributions from net realized gain	-	-	(.13)	(.19)	(.17)
Total distributions	(.30)	(.29)	(.45)	(.44)	(.28)
Net asset value, end of period	$9.95	$9.74	$9.51	$10.41	$10.94
Total Return C	5.33%	5.60%	(4.23)%	(.97)%	12.41%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.32%	.31%	.31%	.36%	.36%
Expenses net of fee waivers, if any	.31%	.31%	.31%	.36%	.36%
Expenses net of all reductions	.31%	.31%	.31%	.36%	.36%
Net investment income (loss)	2.99%	3.07%	3.52%	2.14%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$1,596	$1,413	$989	$1,180	$1,026
Portfolio turnover rate F	39 % G	40%	42%	62%	49%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend Income Fund Premier Class

Years ended March 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.74	$9.51	$10.41	$11.01
Income from Investment Operations
Net investment income (loss) B,C	.31	.30	.35	.37
Net realized and unrealized gain (loss)	.21	.24	(.79)	(.52)
Total from investment operations	.52	.54	(.44)	(.15)
Distributions from net investment income	(.31)	(.31)	(.33)	(.26)
Distributions from net realized gain	-	-	(.13)	(.19)
Total distributions	(.31)	(.31)	(.46)	(.45)
Net asset value, end of period	$9.95	$9.74	$9.51	$10.41
Total Return D,E	5.47%	5.75%	(4.14)%	(1.52)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.20%	.19%	.19%	.24% H
Expenses net of fee waivers, if any	.19%	.19%	.19%	.24% H
Expenses net of all reductions	.19%	.19%	.19%	.24% H
Net investment income (loss)	3.11%	3.19%	3.64%	3.43% H
Supplemental Data
Net assets, end of period (000 omitted)	$37,718	$23,171	$21,456	$23,501
Portfolio turnover rate I	39 % J	40%	42%	62%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2010 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 63.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	2,477,328	24,649,409
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	376,427	2,917,313
Fidelity Series Corporate Bond Fund (b)	1,140,387	10,628,404
Fidelity Series Emerging Markets Debt Fund (b)	103,399	824,089
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	25,855	230,881
Fidelity Series Floating Rate High Income Fund (b)	16,989	150,178
Fidelity Series Government Bond Index Fund (b)	1,874,451	17,226,202
Fidelity Series High Income Fund (b)	91,016	778,184
Fidelity Series International Developed Markets Bond Index Fund (b)	871,639	7,504,810
Fidelity Series Investment Grade Bond Fund (b)	1,623,773	16,351,395
Fidelity Series Investment Grade Securitized Fund (b)	1,146,446	10,283,617
Fidelity Series Long-Term Treasury Bond Index Fund (b)	941,957	5,199,605
Fidelity Series Real Estate Income Fund (b)	15,315	152,840
TOTAL BOND FUNDS (Cost $101,562,231)		96,896,927

Domestic Equity Funds - 14.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	295,196	5,083,276
Fidelity Series Commodity Strategy Fund (b)	3,280	307,762
Fidelity Series Large Cap Growth Index Fund (b)	140,912	3,222,659
Fidelity Series Large Cap Stock Fund (b)	132,136	2,965,129
Fidelity Series Large Cap Value Index Fund (b)	375,840	6,246,457
Fidelity Series Small Cap Core Fund (b)	133,882	1,449,939
Fidelity Series Small Cap Opportunities Fund (b)	48,617	648,065
Fidelity Series Value Discovery Fund (b)	144,778	2,271,568
TOTAL DOMESTIC EQUITY FUNDS (Cost $19,406,539)		22,194,855

International Equity Funds - 13.4%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	77,449	1,237,637
Fidelity Series Emerging Markets Fund (b)	159,563	1,456,809
Fidelity Series Emerging Markets Opportunities Fund (b)	305,436	5,830,766
Fidelity Series International Growth Fund (b)	157,385	2,804,595
Fidelity Series International Index Fund (b)	86,042	1,100,479
Fidelity Series International Small Cap Fund (b)	124,217	2,073,178
Fidelity Series International Value Fund (b)	227,100	3,086,290
Fidelity Series Overseas Fund (b)	201,730	2,890,785
Fidelity Series Select International Small Cap Fund (b)	2,402	27,867
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $17,663,308)		20,508,406

Short-Term Funds - 6.5%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b)	221,372	2,222,574
Fidelity Series Treasury Bill Index Fund (b)	783,837	7,799,177
TOTAL SHORT-TERM FUNDS (Cost $10,010,971)		10,021,751

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/24/2025 (d)	4.26	140,000	139,621
US Treasury Bills 0% 5/1/2025 (d)	4.23	90,000	89,683
US Treasury Bills 0% 5/29/2025 (d)	4.24	130,000	129,113
US Treasury Bills 0% 6/26/2025 (d)	4.24	50,000	49,498
TOTAL U.S. TREASURY OBLIGATIONS (Cost $407,929)			407,915

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.32	394,590	394,669
Fidelity Series Government Money Market Fund (b)(f)	4.43	2,684,951	2,684,951
TOTAL MONEY MARKET FUNDS (Cost $3,079,620)			3,079,620

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $152,130,598)	153,109,474
NET OTHER ASSETS (LIABILITIES) - 0.0%	(71,960)
NET ASSETS - 100.0%	153,037,514

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	18	Jun 2025	2,174,670	(77,562)	(77,562)
ICE MSCI Emerging Markets Index Contracts (United States)	24	Jun 2025	1,332,960	(44,760)	(44,760)

TOTAL EQUITY CONTRACTS					(122,322)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	44	Jun 2025	4,893,625	76,320	76,320
CBOT Long Term US Treasury Bond Contracts (United States)	12	Jun 2025	1,407,375	22,815	22,815

TOTAL INTEREST RATE CONTRACTS					99,135

TOTAL PURCHASED					(23,187)

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	8	Jun 2025	2,261,300	17,517	17,517

TOTAL FUTURES CONTRACTS					(5,670)
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $407,915.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	87,490	1,813,179	1,505,997	6,697	(3)	-	394,669	394,590	0.0%
Total	87,490	1,813,179	1,505,997	6,697	(3)	-	394,669

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	12,636,702	14,832,843	4,953,942	404,622	4,510	707,898	24,649,409	2,477,328
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,052,204	1,537,128	1,033,983	67,314	(99,644)	151,934	2,917,313	376,427
Fidelity Series Blue Chip Growth Fund	2,701,524	3,782,164	1,349,559	279,185	15,482	(376,292)	5,083,276	295,196
Fidelity Series Canada Fund	766,957	737,899	395,981	22,907	10,341	28,178	1,237,637	77,449
Fidelity Series Commodity Strategy Fund	560,425	422,070	685,252	22,338	(278,411)	266,393	307,762	3,280
Fidelity Series Corporate Bond Fund	6,103,233	5,772,299	2,033,296	315,714	(36,940)	94,792	10,628,404	1,140,387
Fidelity Series Emerging Markets Debt Fund	446,861	459,794	136,402	30,173	(1,496)	4,600	824,089	103,399
Fidelity Series Emerging Markets Debt Local Currency Fund	142,799	113,899	41,061	6,727	(1,091)	2,008	230,881	25,855
Fidelity Series Emerging Markets Fund	1,073,130	835,105	624,904	24,691	(2,880)	61,563	1,456,809	159,563
Fidelity Series Emerging Markets Opportunities Fund	4,307,401	3,332,752	2,602,429	73,114	6,420	326,810	5,830,766	305,436
Fidelity Series Floating Rate High Income Fund	81,657	86,596	24,801	8,484	(118)	(2,683)	150,178	16,989
Fidelity Series Government Bond Index Fund	8,942,171	9,663,766	2,671,801	374,596	(31,898)	161,840	17,226,202	1,874,451
Fidelity Series Government Money Market Fund	1,400,474	1,738,384	518,132	82,466	-	-	2,684,951	2,684,951
Fidelity Series High Income Fund	458,541	456,798	147,359	34,981	(1,350)	2,012	778,184	91,016
Fidelity Series International Developed Markets Bond Index Fund	3,325,760	4,897,907	1,083,037	143,223	(8,645)	(93,632)	7,504,810	871,639
Fidelity Series International Growth Fund	1,924,230	1,790,797	1,006,525	71,852	15,229	(124,341)	2,804,595	157,385
Fidelity Series International Index Fund	728,501	647,387	377,174	19,656	392	23,342	1,100,479	86,042
Fidelity Series International Small Cap Fund	1,273,477	1,210,684	485,403	119,117	(466)	(51,995)	2,073,178	124,217
Fidelity Series International Value Fund	1,933,447	1,697,542	953,275	78,712	29,488	174,730	3,086,290	227,100
Fidelity Series Investment Grade Bond Fund	8,999,786	8,868,565	2,757,604	454,386	(35,157)	161,339	16,351,395	1,623,773
Fidelity Series Investment Grade Securitized Fund	5,927,542	5,544,916	1,983,566	302,482	(76,135)	168,023	10,283,617	1,146,446
Fidelity Series Large Cap Growth Index Fund	1,684,398	2,160,689	845,217	11,889	21,767	2,741	3,222,659	140,912
Fidelity Series Large Cap Stock Fund	1,823,737	1,903,847	950,337	143,140	23,169	(17,690)	2,965,129	132,136
Fidelity Series Large Cap Value Index Fund	3,260,775	4,111,512	1,624,107	130,286	23,066	98,680	6,246,457	375,840
Fidelity Series Long-Term Treasury Bond Index Fund	3,017,534	3,403,543	1,394,468	105,861	(376,668)	323,634	5,199,605	941,957
Fidelity Series Overseas Fund	1,928,751	1,695,450	974,602	38,745	25,451	11,188	2,890,785	201,730
Fidelity Series Real Estate Income Fund	83,128	83,667	26,026	5,814	(262)	2,865	152,840	15,315
Fidelity Series Select International Small Cap Fund	-	27,867	-	-	-	-	27,867	2,402
Fidelity Series Short-Term Credit Fund	1,202,728	1,341,114	402,400	58,669	(200)	24,772	2,222,574	221,372
Fidelity Series Small Cap Core Fund	22,875	1,745,348	287,358	10,822	3,838	(131,766)	1,449,939	133,882
Fidelity Series Small Cap Opportunities Fund	802,097	402,872	526,945	43,933	57,791	(130,059)	648,065	48,617
Fidelity Series Treasury Bill Index Fund	4,315,741	5,027,711	1,738,292	233,928	(1,785)	10,681	7,799,177	783,837
Fidelity Series Value Discovery Fund	1,197,575	1,501,680	545,461	77,358	2,629	(16,438)	2,271,568	144,778
	85,126,161	91,834,595	35,180,699	3,797,185	(713,573)	1,865,127	152,306,890

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	96,896,927	96,896,927	-	-

Domestic Equity Funds	22,194,855	22,194,855	-	-

International Equity Funds	20,508,406	20,508,406	-	-

Short-Term Funds	10,021,751	10,021,751	-	-

U.S. Treasury Obligations	407,915	-	407,915	-

Money Market Funds	3,079,620	3,079,620	-	-
Total Investments in Securities:	153,109,474	152,701,559	407,915	-
Derivative Instruments:

Assets
Futures Contracts	116,652	116,652	-	-
Total Assets	116,652	116,652	-	-

Liabilities
Futures Contracts	(122,322)	(122,322)	-	-
Total Liabilities	(122,322)	(122,322)	-	-
Total Derivative Instruments:	(5,670)	(5,670)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	17,517	(122,322)
Total Equity Risk	17,517	(122,322)
Interest Rate Risk
Futures Contracts (a)	99,135	0
Total Interest Rate Risk	99,135	0
Total Value of Derivatives	116,652	(122,322)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2010 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $407,929)	$407,915
Fidelity Central Funds (cost $394,669)	394,669
Other affiliated issuers (cost $151,328,000)	152,306,890

Total Investment in Securities (cost $152,130,598)		$153,109,474
Receivable for investments sold		994,694
Receivable for fund shares sold		15,828
Distributions receivable from Fidelity Central Funds		1,317
Receivable from investment adviser for expense reductions		3,224
Total assets		154,124,537
Liabilities
Payable for investments purchased	$476,101
Payable for fund shares redeemed	534,421
Accrued management fee	37,045
Distribution and service plan fees payable	376
Payable for daily variation margin on futures contracts	39,076
Other payables and accrued expenses	4
Total liabilities		1,087,023
Net Assets		$153,037,514
Net Assets consist of:
Paid in capital		$155,313,984
Total accumulated earnings (loss)		(2,276,470)
Net Assets		$153,037,514

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($473,443 ÷ 46,727 shares)(a)		$10.13
Maximum offering price per share (100/94.25 of $10.13)		$10.75
Class M :
Net Asset Value and redemption price per share ($314,867 ÷ 31,068 shares)(a)		$10.13
Maximum offering price per share (100/96.50 of $10.13)		$10.50
Class C :
Net Asset Value and offering price per share ($214,240 ÷ 21,378 shares)(a)		$10.02
Fidelity Freedom Blend 2010 Fund :
Net Asset Value, offering price and redemption price per share ($59,543,240 ÷ 5,872,705 shares)		$10.14
Class K :
Net Asset Value, offering price and redemption price per share ($3,285,574 ÷ 322,747 shares)		$10.18
Class K6 :
Net Asset Value, offering price and redemption price per share ($54,568,886 ÷ 5,351,066 shares)		$10.20
Class I :
Net Asset Value, offering price and redemption price per share ($791,425 ÷ 77,913 shares)		$10.16
Class Z :
Net Asset Value, offering price and redemption price per share ($106,383 ÷ 10,405 shares)		$10.22
Premier Class :
Net Asset Value, offering price and redemption price per share ($33,739,456 ÷ 3,314,484 shares)		$10.18
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$3,173,255
Interest		10,175
Income from Fidelity Central Funds		6,697
Total income		3,190,127
Expenses
Management fee	$231,509
Distribution and service plan fees	4,754
Independent trustees' fees and expenses	244
Miscellaneous	3,224
Total expenses before reductions	239,731
Expense reductions	(4,022)
Total expenses after reductions		235,709
Net Investment income (loss)		2,954,418
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1)
Fidelity Central Funds	(3)
Other affiliated issuers	(713,573)
Futures contracts	65,877
Capital gain distributions from underlying funds:
Affiliated issuers	623,930
Total net realized gain (loss)		(23,770)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(10)
Affiliated issuers	1,865,127
Futures contracts	(25,327)
Total change in net unrealized appreciation (depreciation)		1,839,790
Net gain (loss)		1,816,020
Net increase (decrease) in net assets resulting from operations		$4,770,438
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,954,418	$2,317,944
Net realized gain (loss)	(23,770)	(378,192)
Change in net unrealized appreciation (depreciation)	1,839,790	3,629,877
Net increase (decrease) in net assets resulting from operations	4,770,438	5,569,629
Distributions to shareholders	(2,692,971)	(2,131,742)

Share transactions - net increase (decrease)	65,605,828	2,795,297
Total increase (decrease) in net assets	67,683,295	6,233,184

Net Assets
Beginning of period	85,354,219	79,121,035
End of period	$153,037,514	$85,354,219

Financial Highlights
Fidelity Advisor Freedom® Blend 2010 Fund Class A

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.88	$9.46	$10.50	$11.19	$9.65
Income from Investment Operations
Net investment income (loss) A,B	.25	.24	.28	.18	.08
Net realized and unrealized gain (loss)	.24	.41	(.87)	(.23)	1.83
Total from investment operations	.49	.65	(.59)	(.05)	1.91
Distributions from net investment income	(.24)	(.23)	(.28)	(.22)	(.11)
Distributions from net realized gain	-	- C	(.17)	(.42)	(.26)
Total distributions	(.24)	(.23)	(.45)	(.64)	(.37)
Net asset value, end of period	$10.13	$9.88	$9.46	$10.50	$11.19
Total Return D,E	5.01%	6.90%	(5.52)%	(.71)%	19.96%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.66%	.66%	.66%	.72%	.72%
Expenses net of fee waivers, if any	.66%	.66%	.66%	.72%	.72%
Expenses net of all reductions	.66%	.66%	.66%	.72%	.72%
Net investment income (loss)	2.47%	2.55%	2.98%	1.57%	.74%
Supplemental Data
Net assets, end of period (000 omitted)	$473	$606	$601	$694	$931
Portfolio turnover rate H	35 % I	28%	41%	51%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2010 Fund Class M

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.90	$9.48	$10.51	$11.19	$9.63
Income from Investment Operations
Net investment income (loss) A,B	.22	.22	.26	.15	.05
Net realized and unrealized gain (loss)	.24	.41	(.88)	(.23)	1.84
Total from investment operations	.46	.63	(.62)	(.08)	1.89
Distributions from net investment income	(.23)	(.21)	(.24)	(.19)	(.07)
Distributions from net realized gain	-	- C	(.17)	(.41)	(.26)
Total distributions	(.23)	(.21)	(.41)	(.60)	(.33)
Net asset value, end of period	$10.13	$9.90	$9.48	$10.51	$11.19
Total Return D,E	4.67%	6.69%	(5.79)%	(.93)%	19.76%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.91%	.91%	.91%	.97%	.97%
Expenses net of fee waivers, if any	.91%	.91%	.91%	.97%	.97%
Expenses net of all reductions	.91%	.91%	.91%	.97%	.97%
Net investment income (loss)	2.22%	2.31%	2.73%	1.32%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$315	$305	$278	$359	$379
Portfolio turnover rate H	35 % I	28%	41%	51%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2010 Fund Class C

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.78	$9.38	$10.41	$11.13	$9.61
Income from Investment Operations
Net investment income (loss) A,B	.17	.17	.21	.09	- C
Net realized and unrealized gain (loss)	.24	.40	(.86)	(.22)	1.82
Total from investment operations	.41	.57	(.65)	(.13)	1.82
Distributions from net investment income	(.17)	(.17)	(.21)	(.18)	(.05)
Distributions from net realized gain	-	- C	(.17)	(.41)	(.25)
Total distributions	(.17)	(.17)	(.38)	(.59)	(.30)
Net asset value, end of period	$10.02	$9.78	$9.38	$10.41	$11.13
Total Return D,E	4.17%	6.09%	(6.20)%	(1.39)%	19.05%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.41%	1.41%	1.41%	1.47%	1.47%
Expenses net of fee waivers, if any	1.41%	1.41%	1.41%	1.47%	1.47%
Expenses net of all reductions	1.41%	1.41%	1.41%	1.47%	1.47%
Net investment income (loss)	1.72%	1.80%	2.23%	.82%	(.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$214	$222	$225	$288	$240
Portfolio turnover rate H	35 % I	28%	41%	51%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2010 Fund

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.90	$9.48	$10.52	$11.21	$9.65
Income from Investment Operations
Net investment income (loss) A,B	.26	.27	.31	.20	.11
Net realized and unrealized gain (loss)	.26	.41	(.88)	(.22)	1.83
Total from investment operations	.52	.68	(.57)	(.02)	1.94
Distributions from net investment income	(.28)	(.25)	(.30)	(.25)	(.12)
Distributions from net realized gain	-	- C	(.17)	(.42)	(.26)
Total distributions	(.28)	(.26) D	(.47)	(.67)	(.38)
Net asset value, end of period	$10.14	$9.90	$9.48	$10.52	$11.21
Total Return E	5.28%	7.19%	(5.31)%	(.42)%	20.28%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.42% H	.41%	.41%	.47%	.47%
Expenses net of fee waivers, if any	.42 % H	.41%	.41%	.47%	.47%
Expenses net of all reductions	.42% H	.41%	.41%	.47%	.47%
Net investment income (loss)	2.71%	2.80%	3.23%	1.82%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$59,543	$5,193	$5,467	$5,344	$4,499
Portfolio turnover rate I	35 % J	28%	41%	51%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2010 Fund Class K

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.94	$9.52	$10.55	$11.23	$9.66
Income from Investment Operations
Net investment income (loss) A,B	.29	.28	.32	.22	.12
Net realized and unrealized gain (loss)	.24	.40	(.88)	(.22)	1.84
Total from investment operations	.53	.68	(.56)	-	1.96
Distributions from net investment income	(.29)	(.26)	(.30)	(.26)	(.13)
Distributions from net realized gain	-	- C	(.17)	(.42)	(.26)
Total distributions	(.29)	(.26)	(.47)	(.68)	(.39)
Net asset value, end of period	$10.18	$9.94	$9.52	$10.55	$11.23
Total Return D	5.38%	7.23%	(5.20)%	(.28)%	20.40%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.31%	.31%	.31%	.37%	.37%
Expenses net of fee waivers, if any	.31%	.31%	.31%	.37%	.37%
Expenses net of all reductions	.31%	.31%	.31%	.37%	.37%
Net investment income (loss)	2.82%	2.90%	3.33%	1.92%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$3,286	$3,361	$2,799	$6,843	$7,725
Portfolio turnover rate G	35 % H	28%	41%	51%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2010 Fund Class K6

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.96	$9.54	$10.57	$11.25	$9.67
Income from Investment Operations
Net investment income (loss) A,B	.32	.29	.33	.23	.13
Net realized and unrealized gain (loss)	.22	.40	(.87)	(.23)	1.85
Total from investment operations	.54	.69	(.54)	-	1.98
Distributions from net investment income	(.30)	(.27)	(.32)	(.26)	(.14)
Distributions from net realized gain	-	- C	(.17)	(.42)	(.26)
Total distributions	(.30)	(.27)	(.49)	(.68)	(.40)
Net asset value, end of period	$10.20	$9.96	$9.54	$10.57	$11.25
Total Return D	5.49%	7.33%	(5.01)%	(.27)%	20.60%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.21%	.21%	.21%	.27%	.27%
Expenses net of fee waivers, if any	.21%	.21%	.21%	.27%	.27%
Expenses net of all reductions	.21%	.21%	.21%	.27%	.27%
Net investment income (loss)	3.11%	3.00%	3.43%	2.02%	1.19%
Supplemental Data
Net assets, end of period (000 omitted)	$54,569	$35,537	$31,108	$35,745	$64,959
Portfolio turnover rate G	35 % H	28%	41%	51%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2010 Fund Class I

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.92	$9.50	$10.52	$11.22	$9.66
Income from Investment Operations
Net investment income (loss) A,B	.28	.27	.31	.20	.11
Net realized and unrealized gain (loss)	.24	.40	(.87)	(.22)	1.83
Total from investment operations	.52	.67	(.56)	(.02)	1.94
Distributions from net investment income	(.28)	(.25)	(.29)	(.26)	(.12)
Distributions from net realized gain	-	- C	(.17)	(.42)	(.26)
Total distributions	(.28)	(.25)	(.46)	(.68)	(.38)
Net asset value, end of period	$10.16	$9.92	$9.50	$10.52	$11.22
Total Return D	5.29%	7.15%	(5.24)%	(.45)%	20.25%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.41%	.41%	.41%	.47%	.47%
Expenses net of fee waivers, if any	.41%	.41%	.41%	.47%	.47%
Expenses net of all reductions	.41%	.41%	.41%	.47%	.47%
Net investment income (loss)	2.72%	2.80%	3.23%	1.82%	.99%
Supplemental Data
Net assets, end of period (000 omitted)	$791	$729	$705	$1,156	$914
Portfolio turnover rate G	35 % H	28%	41%	51%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2010 Fund Class Z

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.98	$9.51	$10.56	$11.25	$9.68
Income from Investment Operations
Net investment income (loss) A,B	.29	.28	.31	.22	.12
Net realized and unrealized gain (loss)	.24	.40	(.87)	(.23)	1.84
Total from investment operations	.53	.68	(.56)	(.01)	1.96
Distributions from net investment income	(.29)	(.21)	(.33)	(.26)	(.13)
Distributions from net realized gain	-	- C	(.17)	(.42)	(.26)
Total distributions	(.29)	(.21)	(.49) D	(.68)	(.39)
Net asset value, end of period	$10.22	$9.98	$9.51	$10.56	$11.25
Total Return E	5.36%	7.24%	(5.15)%	(.38)%	20.42%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.31%	.31%	.31%	.37%	.37%
Expenses net of fee waivers, if any	.31%	.31%	.31%	.37%	.37%
Expenses net of all reductions	.31%	.31%	.31%	.37%	.37%
Net investment income (loss)	2.82%	2.91%	3.33%	1.92%	1.09%
Supplemental Data
Net assets, end of period (000 omitted)	$106	$94	$730	$144	$247
Portfolio turnover rate H	35 % I	28%	41%	51%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2010 Fund Premier Class

Years ended March 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$9.94	$9.52	$10.55	$11.36
Income from Investment Operations
Net investment income (loss) B,C	.30	.29	.33	.39
Net realized and unrealized gain (loss)	.24	.40	(.87)	(.50)
Total from investment operations	.54	.69	(.54)	(.11)
Distributions from net investment income	(.30)	(.27)	(.32)	(.28)
Distributions from net realized gain	-	- D	(.17)	(.42)
Total distributions	(.30)	(.27)	(.49)	(.70)
Net asset value, end of period	$10.18	$9.94	$9.52	$10.55
Total Return E,F	5.51%	7.35%	(4.99)%	(1.23)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.19%	.19%	.19%	.25% I
Expenses net of fee waivers, if any	.19%	.19%	.19%	.25% I
Expenses net of all reductions	.19%	.19%	.19%	.25% I
Net investment income (loss)	2.94%	3.02%	3.45%	3.49% I
Supplemental Data
Net assets, end of period (000 omitted)	$33,739	$30,363	$31,366	$32,687
Portfolio turnover rate J	35 % K	28%	41%	51%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.005 per share.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2015 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 57.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	3,481,108	34,637,027
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	1,929,622	14,954,573
Fidelity Series Corporate Bond Fund (b)	2,207,921	20,577,822
Fidelity Series Emerging Markets Debt Fund (b)	221,390	1,764,480
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	57,088	509,792
Fidelity Series Floating Rate High Income Fund (b)	35,865	317,050
Fidelity Series Government Bond Index Fund (b)	3,629,134	33,351,744
Fidelity Series High Income Fund (b)	198,336	1,695,772
Fidelity Series International Developed Markets Bond Index Fund (b)	1,884,417	16,224,828
Fidelity Series Investment Grade Bond Fund (b)	3,143,814	31,658,212
Fidelity Series Investment Grade Securitized Fund (b)	2,219,663	19,910,375
Fidelity Series Long-Term Treasury Bond Index Fund (b)	2,187,729	12,076,264
Fidelity Series Real Estate Income Fund (b)	33,060	329,941
TOTAL BOND FUNDS (Cost $201,452,485)		188,007,880

Domestic Equity Funds - 19.9%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	877,179	15,105,017
Fidelity Series Commodity Strategy Fund (b)	7,063	662,679
Fidelity Series Large Cap Growth Index Fund (b)	419,548	9,595,068
Fidelity Series Large Cap Stock Fund (b)	393,601	8,832,404
Fidelity Series Large Cap Value Index Fund (b)	1,115,103	18,533,016
Fidelity Series Small Cap Core Fund (b)	397,553	4,305,499
Fidelity Series Small Cap Opportunities Fund (b)	143,224	1,909,172
Fidelity Series Value Discovery Fund (b)	427,201	6,702,781
TOTAL DOMESTIC EQUITY FUNDS (Cost $54,625,941)		65,645,636

International Equity Funds - 17.1%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	226,223	3,615,048
Fidelity Series Emerging Markets Fund (b)	419,426	3,829,361
Fidelity Series Emerging Markets Opportunities Fund (b)	802,870	15,326,786
Fidelity Series International Growth Fund (b)	456,481	8,134,489
Fidelity Series International Index Fund (b)	251,320	3,214,382
Fidelity Series International Small Cap Fund (b)	268,494	4,481,168
Fidelity Series International Value Fund (b)	668,450	9,084,241
Fidelity Series Overseas Fund (b)	589,286	8,444,469
Fidelity Series Select International Small Cap Fund (b)	5,169	59,959
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $47,153,451)		56,189,903

Short-Term Funds - 4.2%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b)	279,749	2,808,679
Fidelity Series Treasury Bill Index Fund (b)	1,121,391	11,157,845
TOTAL SHORT-TERM FUNDS (Cost $13,950,115)		13,966,524

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/17/2025 (d)	4.26	60,000	59,886
US Treasury Bills 0% 4/24/2025 (d)	4.26	330,000	329,107
US Treasury Bills 0% 5/1/2025 (d)	4.23	250,000	249,118
US Treasury Bills 0% 5/29/2025 (d)	4.24	200,000	198,635
US Treasury Bills 0% 6/20/2025 (d)	4.24	20,000	19,812
US Treasury Bills 0% 6/5/2025 (d)	4.25	20,000	19,849
TOTAL U.S. TREASURY OBLIGATIONS (Cost $876,435)			876,407

Money Market Funds - 1.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.32	993,477	993,675
Fidelity Series Government Money Market Fund (b)(f)	4.43	3,933,830	3,933,831
TOTAL MONEY MARKET FUNDS (Cost $4,927,506)			4,927,506

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $322,985,933)	329,613,856
NET OTHER ASSETS (LIABILITIES) - 0.0%	(155,948)
NET ASSETS - 100.0%	329,457,908

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	38	Jun 2025	4,590,970	(163,208)	(163,208)
ICE MSCI Emerging Markets Index Contracts (United States)	52	Jun 2025	2,888,080	(96,833)	(96,833)

TOTAL EQUITY CONTRACTS					(260,041)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	93	Jun 2025	10,343,344	185,553	185,553
CBOT Long Term US Treasury Bond Contracts (United States)	26	Jun 2025	3,049,313	55,846	55,846

TOTAL INTEREST RATE CONTRACTS					241,399

TOTAL PURCHASED					(18,642)

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	16	Jun 2025	4,522,600	35,034	35,034

TOTAL FUTURES CONTRACTS					16,392
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $876,407.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	238,427	5,962,340	5,207,090	17,711	(2)	-	993,675	993,477	0.0%
Total	238,427	5,962,340	5,207,090	17,711	(2)	-	993,675

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	19,855,649	18,563,672	6,438,257	656,136	30,358	1,032,014	34,637,027	3,481,108
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	10,670,718	6,092,179	3,052,000	372,954	(107,965)	361,675	14,954,573	1,929,622
Fidelity Series Blue Chip Growth Fund	9,648,890	9,625,311	3,998,441	939,724	183,064	(1,121,688)	15,105,017	877,179
Fidelity Series Canada Fund	2,535,902	1,728,440	972,151	78,573	18,581	92,958	3,615,048	226,223
Fidelity Series Commodity Strategy Fund	1,374,459	907,482	1,629,218	54,222	(679,238)	648,909	662,679	7,063
Fidelity Series Corporate Bond Fund	13,839,154	9,111,543	3,677,980	688,319	(22,054)	142,374	20,577,822	2,207,921
Fidelity Series Emerging Markets Debt Fund	1,121,730	800,309	257,187	72,705	(2,692)	11,659	1,764,480	221,390
Fidelity Series Emerging Markets Debt Local Currency Fund	356,253	202,367	74,136	17,155	(3,678)	3,361	509,792	57,088
Fidelity Series Emerging Markets Fund	3,141,819	1,739,491	1,443,486	76,779	(12,104)	162,452	3,829,361	419,426
Fidelity Series Emerging Markets Opportunities Fund	12,610,666	6,846,282	5,997,524	227,311	(73,482)	974,725	15,326,786	802,870
Fidelity Series Floating Rate High Income Fund	200,725	152,330	46,761	20,039	(119)	(6,155)	317,050	35,865
Fidelity Series Government Bond Index Fund	20,277,484	15,657,701	4,736,276	815,722	(1,781)	264,125	33,351,744	3,629,134
Fidelity Series Government Money Market Fund	2,358,144	2,310,026	752,144	134,182	-	-	3,933,831	3,933,830
Fidelity Series High Income Fund	1,129,048	815,932	269,644	84,056	(3,987)	7,367	1,695,772	198,336
Fidelity Series International Developed Markets Bond Index Fund	8,352,126	9,308,020	2,020,550	359,681	(13,062)	(235,430)	16,224,828	1,884,417
Fidelity Series International Growth Fund	6,362,083	4,185,692	2,567,420	246,436	47,499	(373,874)	8,134,489	456,481
Fidelity Series International Index Fund	2,408,706	1,472,331	922,388	67,390	3,375	69,927	3,214,382	251,320
Fidelity Series International Small Cap Fund	3,213,216	2,152,504	970,580	301,486	1,264	(143,664)	4,481,168	268,494
Fidelity Series International Value Fund	6,392,674	3,968,228	2,373,470	270,036	77,740	540,530	9,084,241	668,450
Fidelity Series Investment Grade Bond Fund	20,408,624	14,155,696	4,975,157	991,566	(4,563)	261,279	31,658,212	3,143,814
Fidelity Series Investment Grade Securitized Fund	13,429,737	8,748,787	3,599,461	661,307	(77,689)	265,661	19,910,375	2,219,663
Fidelity Series Large Cap Growth Index Fund	6,111,129	5,245,574	2,469,043	41,079	195,876	20,042	9,595,068	419,548
Fidelity Series Large Cap Stock Fund	6,476,908	4,636,390	2,820,294	482,253	324,459	(236,815)	8,832,404	393,601
Fidelity Series Large Cap Value Index Fund	11,576,134	10,165,246	4,555,263	441,305	66,066	351,555	18,533,016	1,115,103
Fidelity Series Long-Term Treasury Bond Index Fund	8,131,904	6,705,586	3,058,014	276,914	(855,472)	710,342	12,076,264	2,187,729
Fidelity Series Overseas Fund	6,377,093	3,896,088	2,427,819	132,854	87,846	32,293	8,444,469	589,286
Fidelity Series Real Estate Income Fund	209,754	145,773	48,805	14,108	434	5,863	329,941	33,060
Fidelity Series Select International Small Cap Fund	-	59,959	-	-	-	-	59,959	5,169
Fidelity Series Short-Term Credit Fund	1,729,330	1,528,364	487,449	82,430	(212)	34,510	2,808,679	279,749
Fidelity Series Small Cap Core Fund	102,684	5,135,067	775,971	37,223	4,584	(401,117)	4,305,499	397,553
Fidelity Series Small Cap Opportunities Fund	2,865,059	1,079,601	1,904,025	148,150	175,201	(411,455)	1,909,172	143,224
Fidelity Series Treasury Bill Index Fund	7,234,128	6,462,755	2,597,468	372,283	(6,684)	20,854	11,157,845	1,121,391
Fidelity Series Value Discovery Fund	4,276,865	3,745,009	1,589,678	254,987	14,392	(69,704)	6,702,781	427,201
	214,778,795	167,349,735	73,508,060	9,419,365	(634,043)	3,014,573	327,743,774

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	188,007,880	188,007,880	-	-

Domestic Equity Funds	65,645,636	65,645,636	-	-

International Equity Funds	56,189,903	56,189,903	-	-

Short-Term Funds	13,966,524	13,966,524	-	-

U.S. Treasury Obligations	876,407	-	876,407	-

Money Market Funds	4,927,506	4,927,506	-	-
Total Investments in Securities:	329,613,856	328,737,449	876,407	-
Derivative Instruments:

Assets
Futures Contracts	276,433	276,433	-	-
Total Assets	276,433	276,433	-	-

Liabilities
Futures Contracts	(260,041)	(260,041)	-	-
Total Liabilities	(260,041)	(260,041)	-	-
Total Derivative Instruments:	16,392	16,392	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	35,034	(260,041)
Total Equity Risk	35,034	(260,041)
Interest Rate Risk
Futures Contracts (a)	241,399	0
Total Interest Rate Risk	241,399	0
Total Value of Derivatives	276,433	(260,041)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2015 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $876,435)	$876,407
Fidelity Central Funds (cost $993,675)	993,675
Other affiliated issuers (cost $321,115,823)	327,743,774

Total Investment in Securities (cost $322,985,933)		$329,613,856
Receivable for investments sold		1,669,384
Receivable for fund shares sold		125,764
Distributions receivable from Fidelity Central Funds		3,391
Receivable from investment adviser for expense reductions		4,771
Other receivables		7
Total assets		331,417,173
Liabilities
Payable for investments purchased	$1,563,620
Payable for fund shares redeemed	231,526
Accrued management fee	78,625
Distribution and service plan fees payable	1,360
Payable for daily variation margin on futures contracts	84,131
Other payables and accrued expenses	3
Total liabilities		1,959,265
Net Assets		$329,457,908
Net Assets consist of:
Paid in capital		$329,306,010
Total accumulated earnings (loss)		151,898
Net Assets		$329,457,908

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($2,598,136 ÷ 252,776 shares)(a)		$10.28
Maximum offering price per share (100/94.25 of $10.28)		$10.91
Class M :
Net Asset Value and redemption price per share ($639,067 ÷ 62,111 shares)(a)		$10.29
Maximum offering price per share (100/96.50 of $10.29)		$10.66
Class C :
Net Asset Value and offering price per share ($656,313 ÷ 64,738 shares)(a)		$10.14
Fidelity Freedom Blend 2015 Fund :
Net Asset Value, offering price and redemption price per share ($102,890,099 ÷ 9,973,966 shares)		$10.32
Class K :
Net Asset Value, offering price and redemption price per share ($5,265,483 ÷ 509,168 shares)		$10.34
Class K6 :
Net Asset Value, offering price and redemption price per share ($121,501,931 ÷ 11,711,002 shares)		$10.38
Class I :
Net Asset Value, offering price and redemption price per share ($4,992,099 ÷ 483,886 shares)		$10.32
Class Z :
Net Asset Value, offering price and redemption price per share ($242,151 ÷ 23,386 shares)		$10.35
Premier Class :
Net Asset Value, offering price and redemption price per share ($90,672,629 ÷ 8,761,457 shares)		$10.35
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$7,388,492
Interest		24,172
Income from Fidelity Central Funds		17,711
Total income		7,430,375
Expenses
Management fee	$579,842
Distribution and service plan fees	16,442
Independent trustees' fees and expenses	603
Miscellaneous	4,772
Total expenses before reductions	601,659
Expense reductions	(5,254)
Total expenses after reductions		596,405
Net Investment income (loss)		6,833,970
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(6)
Fidelity Central Funds	(2)
Other affiliated issuers	(634,043)
Futures contracts	29,038
Capital gain distributions from underlying funds:
Affiliated issuers	2,030,873
Total net realized gain (loss)		1,425,860
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(16)
Affiliated issuers	3,014,573
Futures contracts	(29,293)
Total change in net unrealized appreciation (depreciation)		2,985,264
Net gain (loss)		4,411,124
Net increase (decrease) in net assets resulting from operations		$11,245,094
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,833,970	$6,292,404
Net realized gain (loss)	1,425,860	(1,625,778)
Change in net unrealized appreciation (depreciation)	2,985,264	14,436,089
Net increase (decrease) in net assets resulting from operations	11,245,094	19,102,715
Distributions to shareholders	(6,340,323)	(6,258,312)

Share transactions - net increase (decrease)	109,189,314	(22,428,251)
Total increase (decrease) in net assets	114,094,085	(9,583,848)

Net Assets
Beginning of period	215,363,823	224,947,671
End of period	$329,457,908	$215,363,823

Financial Highlights
Fidelity Advisor Freedom® Blend 2015 Fund Class A

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.03	$9.46	$10.61	$11.36	$9.43
Income from Investment Operations
Net investment income (loss) A,B	.24	.23	.27	.18	.08
Net realized and unrealized gain (loss)	.26	.58	(.93)	(.17)	2.28
Total from investment operations	.50	.81	(.66)	.01	2.36
Distributions from net investment income	(.25)	(.23)	(.26)	(.24)	(.11)
Distributions from net realized gain	-	(.01)	(.22)	(.52)	(.33)
Total distributions	(.25)	(.24)	(.49) C	(.76)	(.43) C
Net asset value, end of period	$10.28	$10.03	$9.46	$10.61	$11.36
Total Return D,E	4.99%	8.58%	(6.15)%	(.22)%	25.27%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.67%	.67%	.68%	.73%	.73%
Expenses net of fee waivers, if any	.67%	.67%	.68%	.73%	.73%
Expenses net of all reductions	.67%	.67%	.68%	.73%	.73%
Net investment income (loss)	2.35%	2.41%	2.85%	1.54%	.77%
Supplemental Data
Net assets, end of period (000 omitted)	$2,598	$1,983	$1,032	$701	$626
Portfolio turnover rate H	30 % I	24%	32%	47%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2015 Fund Class M

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.03	$9.44	$10.61	$11.35	$9.44
Income from Investment Operations
Net investment income (loss) A,B	.22	.21	.24	.15	.06
Net realized and unrealized gain (loss)	.25	.58	(.94)	(.16)	2.27
Total from investment operations	.47	.79	(.70)	(.01)	2.33
Distributions from net investment income	(.21)	(.19)	(.25)	(.21)	(.09)
Distributions from net realized gain	-	(.01)	(.22)	(.52)	(.33)
Total distributions	(.21)	(.20)	(.47)	(.73)	(.42)
Net asset value, end of period	$10.29	$10.03	$9.44	$10.61	$11.35
Total Return C,D	4.69%	8.38%	(6.49)%	(.40)%	24.86%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.92%	.92%	.93%	.98%	.98%
Expenses net of fee waivers, if any	.92%	.92%	.93%	.98%	.98%
Expenses net of all reductions	.92%	.92%	.93%	.98%	.98%
Net investment income (loss)	2.10%	2.16%	2.60%	1.29%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$639	$658	$808	$627	$696
Portfolio turnover rate G	30 % H	24%	32%	47%	43%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2015 Fund Class C

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$9.88	$9.35	$10.51	$11.28	$9.39
Income from Investment Operations
Net investment income (loss) A,B	.16	.16	.20	.09	- C
Net realized and unrealized gain (loss)	.26	.56	(.93)	(.16)	2.26
Total from investment operations	.42	.72	(.73)	(.07)	2.26
Distributions from net investment income	(.16)	(.18)	(.20)	(.18)	(.05)
Distributions from net realized gain	-	(.01)	(.22)	(.52)	(.33)
Total distributions	(.16)	(.19)	(.43) D	(.70)	(.37) D
Net asset value, end of period	$10.14	$9.88	$9.35	$10.51	$11.28
Total Return E,F	4.22%	7.75%	(6.91)%	(.94)%	24.28%
Ratios to Average Net Assets B,G,H
Expenses before reductions	1.42%	1.42%	1.43%	1.48%	1.48%
Expenses net of fee waivers, if any	1.42%	1.42%	1.43%	1.48%	1.48%
Expenses net of all reductions	1.42%	1.42%	1.43%	1.48%	1.48%
Net investment income (loss)	1.60%	1.66%	2.10%	.79%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$656	$834	$552	$606	$763
Portfolio turnover rate I	30 % J	24%	32%	47%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CAmount represents less than $.005 per share.
DTotal distributions per share do not sum due to rounding.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2015 Fund

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.06	$9.48	$10.63	$11.37	$9.44
Income from Investment Operations
Net investment income (loss) A,B	.26	.26	.29	.20	.11
Net realized and unrealized gain (loss)	.26	.58	(.93)	(.16)	2.27
Total from investment operations	.52	.84	(.64)	.04	2.38
Distributions from net investment income	(.26)	(.25)	(.29)	(.26)	(.13)
Distributions from net realized gain	-	(.01)	(.22)	(.52)	(.33)
Total distributions	(.26)	(.26)	(.51)	(.78)	(.45) C
Net asset value, end of period	$10.32	$10.06	$9.48	$10.63	$11.37
Total Return D	5.23%	8.90%	(5.91)%	.03%	25.50%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.43% G	.42%	.43%	.48%	.48%
Expenses net of fee waivers, if any	.43 % G	.42%	.43%	.48%	.48%
Expenses net of all reductions	.43% G	.42%	.43%	.48%	.48%
Net investment income (loss)	2.59%	2.66%	3.10%	1.79%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$102,890	$12,473	$13,357	$13,189	$11,995
Portfolio turnover rate H	30 % I	24%	32%	47%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2015 Fund Class K

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.08	$9.50	$10.66	$11.40	$9.45
Income from Investment Operations
Net investment income (loss) A,B	.28	.27	.31	.22	.12
Net realized and unrealized gain (loss)	.25	.58	(.95)	(.17)	2.29
Total from investment operations	.53	.85	(.64)	.05	2.41
Distributions from net investment income	(.27)	(.26)	(.29)	(.28)	(.13)
Distributions from net realized gain	-	(.01)	(.22)	(.52)	(.33)
Total distributions	(.27)	(.27)	(.52) C	(.79) C	(.46)
Net asset value, end of period	$10.34	$10.08	$9.50	$10.66	$11.40
Total Return D	5.32%	9.00%	(5.91)%	.16%	25.74%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.32%	.32%	.33%	.38%	.38%
Expenses net of fee waivers, if any	.32%	.32%	.33%	.38%	.38%
Expenses net of all reductions	.32%	.32%	.33%	.38%	.38%
Net investment income (loss)	2.70%	2.76%	3.20%	1.89%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$5,265	$5,910	$5,071	$7,338	$5,237
Portfolio turnover rate G	30 % H	24%	32%	47%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2015 Fund Class K6

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.12	$9.53	$10.69	$11.41	$9.47
Income from Investment Operations
Net investment income (loss) A,B	.31	.28	.32	.23	.13
Net realized and unrealized gain (loss)	.23	.59	(.95)	(.16)	2.28
Total from investment operations	.54	.87	(.63)	.07	2.41
Distributions from net investment income	(.28)	(.27)	(.31)	(.27)	(.14)
Distributions from net realized gain	-	(.01)	(.22)	(.52)	(.33)
Total distributions	(.28)	(.28)	(.53)	(.79)	(.47)
Net asset value, end of period	$10.38	$10.12	$9.53	$10.69	$11.41
Total Return C	5.43%	9.18%	(5.79)%	.28%	25.71%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.22%	.22%	.23%	.28%	.28%
Expenses net of fee waivers, if any	.22%	.22%	.23%	.28%	.28%
Expenses net of all reductions	.22%	.22%	.23%	.28%	.28%
Net investment income (loss)	2.96%	2.86%	3.30%	1.99%	1.22%
Supplemental Data
Net assets, end of period (000 omitted)	$121,502	$88,865	$79,892	$85,899	$208,674
Portfolio turnover rate F	30 % G	24%	32%	47%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2015 Fund Class I

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.06	$9.48	$10.63	$11.38	$9.44
Income from Investment Operations
Net investment income (loss) A,B	.27	.26	.29	.20	.11
Net realized and unrealized gain (loss)	.25	.58	(.93)	(.17)	2.28
Total from investment operations	.52	.84	(.64)	.03	2.39
Distributions from net investment income	(.26)	(.25)	(.28)	(.26)	(.12)
Distributions from net realized gain	-	(.01)	(.22)	(.52)	(.33)
Total distributions	(.26)	(.26)	(.51) C	(.78)	(.45)
Net asset value, end of period	$10.32	$10.06	$9.48	$10.63	$11.38
Total Return D	5.24%	8.90%	(5.93)%	(.03)%	25.55%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.42%	.42%	.43%	.48%	.48%
Expenses net of fee waivers, if any	.42%	.42%	.43%	.48%	.48%
Expenses net of all reductions	.42%	.42%	.43%	.48%	.48%
Net investment income (loss)	2.60%	2.66%	3.10%	1.79%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$4,992	$4,604	$4,891	$5,025	$5,420
Portfolio turnover rate G	30 % H	24%	32%	47%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2015 Fund Class Z

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.10	$9.52	$10.68	$11.42	$9.47
Income from Investment Operations
Net investment income (loss) A,B	.28	.27	.31	.22	.12
Net realized and unrealized gain (loss)	.24	.58	(.95)	(.17)	2.29
Total from investment operations	.52	.85	(.64)	.05	2.41
Distributions from net investment income	(.27)	(.27)	(.30)	(.27)	(.13)
Distributions from net realized gain	-	(.01)	(.22)	(.52)	(.33)
Total distributions	(.27)	(.27) C	(.52)	(.79)	(.46)
Net asset value, end of period	$10.35	$10.10	$9.52	$10.68	$11.42
Total Return D	5.23%	9.03%	(5.88)%	.13%	25.70%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.32%	.32%	.33%	.38%	.38%
Expenses net of fee waivers, if any	.32%	.32%	.33%	.38%	.38%
Expenses net of all reductions	.32%	.32%	.33%	.38%	.38%
Net investment income (loss)	2.70%	2.76%	3.20%	1.89%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$242	$219	$117	$125	$124
Portfolio turnover rate G	30 % H	24%	32%	47%	43%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2015 Fund Premier Class

Years ended March 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.09	$9.51	$10.67	$11.55
Income from Investment Operations
Net investment income (loss) B,C	.29	.28	.32	.40
Net realized and unrealized gain (loss)	.26	.58	(.95)	(.47)
Total from investment operations	.55	.86	(.63)	(.07)
Distributions from net investment income	(.29)	(.27)	(.31)	(.30)
Distributions from net realized gain	-	(.01)	(.22)	(.52)
Total distributions	(.29)	(.28)	(.53)	(.81) D
Net asset value, end of period	$10.35	$10.09	$9.51	$10.67
Total Return E,F	5.46%	9.11%	(5.77)%	(.88)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.20%	.20%	.20%	.25% I
Expenses net of fee waivers, if any	.20%	.20%	.20%	.25% I
Expenses net of all reductions	.20%	.20%	.20%	.25% I
Net investment income (loss)	2.82%	2.88%	3.33%	3.58% I
Supplemental Data
Net assets, end of period (000 omitted)	$90,673	$85,861	$87,785	$110,493
Portfolio turnover rate J	30 % K	24%	32%	47%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2020 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 50.8%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	5,474,386	54,470,142
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	10,361,937	80,305,010
Fidelity Series Corporate Bond Fund (b)	6,666,843	62,134,979
Fidelity Series Emerging Markets Debt Fund (b)	745,867	5,944,558
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	193,048	1,723,916
Fidelity Series Floating Rate High Income Fund (b)	120,485	1,065,089
Fidelity Series Government Bond Index Fund (b)	10,958,176	100,705,641
Fidelity Series High Income Fund (b)	683,415	5,843,201
Fidelity Series International Developed Markets Bond Index Fund (b)	6,434,860	55,404,141
Fidelity Series Investment Grade Bond Fund (b)	9,492,744	95,591,930
Fidelity Series Investment Grade Securitized Fund (b)	6,702,247	60,119,155
Fidelity Series Long-Term Treasury Bond Index Fund (b)	7,957,934	43,927,793
Fidelity Series Real Estate Income Fund (b)	112,357	1,121,323
TOTAL BOND FUNDS (Cost $615,544,352)		568,356,878

Domestic Equity Funds - 25.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	3,803,430	65,495,073
Fidelity Series Commodity Strategy Fund (b)	24,006	2,252,217
Fidelity Series Large Cap Growth Index Fund (b)	1,821,729	41,662,936
Fidelity Series Large Cap Stock Fund (b)	1,709,633	38,364,173
Fidelity Series Large Cap Value Index Fund (b)	4,834,263	80,345,458
Fidelity Series Small Cap Core Fund (b)	1,724,059	18,671,560
Fidelity Series Small Cap Opportunities Fund (b)	620,604	8,272,652
Fidelity Series Value Discovery Fund (b)	1,850,355	29,032,074
TOTAL DOMESTIC EQUITY FUNDS (Cost $233,804,681)		284,096,143

International Equity Funds - 20.8%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	971,021	15,516,908
Fidelity Series Emerging Markets Fund (b)	1,685,678	15,390,241
Fidelity Series Emerging Markets Opportunities Fund (b)	3,226,818	61,599,955
Fidelity Series International Growth Fund (b)	1,977,309	35,235,641
Fidelity Series International Index Fund (b)	1,078,691	13,796,452
Fidelity Series International Small Cap Fund (b)	917,624	15,315,150
Fidelity Series International Value Fund (b)	2,888,355	39,252,749
Fidelity Series Overseas Fund (b)	2,529,147	36,242,673
Fidelity Series Select International Small Cap Fund (b)	17,562	203,715
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $196,663,712)		232,553,484

Short-Term Funds - 2.0%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b)	380,734	3,822,565
Fidelity Series Treasury Bill Index Fund (b)	1,828,921	18,197,765
TOTAL SHORT-TERM FUNDS (Cost $21,965,205)		22,020,330

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/10/2025 (d)	4.25	50,000	49,947
US Treasury Bills 0% 4/17/2025 (d)	4.24 to 4.26	160,000	159,697
US Treasury Bills 0% 4/24/2025 (d)	4.26	1,060,000	1,057,133
US Treasury Bills 0% 5/1/2025 (d)	4.23	940,000	936,685
US Treasury Bills 0% 5/29/2025 (d)	4.24	580,000	576,040
US Treasury Bills 0% 5/8/2025 (d)	4.26	20,000	19,913
US Treasury Bills 0% 6/12/2025 (d)	4.25	20,000	19,832
US Treasury Bills 0% 6/20/2025 (d)	4.24	30,000	29,720
US Treasury Bills 0% 6/5/2025 (d)	4.21 to 4.25	80,000	79,394
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,928,452)			2,928,361

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.32	3,440,451	3,441,138
Fidelity Series Government Money Market Fund (b)(f)	4.43	6,533,374	6,533,374
TOTAL MONEY MARKET FUNDS (Cost $9,974,512)			9,974,512

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,080,880,914)	1,119,929,708
NET OTHER ASSETS (LIABILITIES) - 0.0%	(544,046)
NET ASSETS - 100.0%	1,119,385,662

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	122	Jun 2025	14,739,430	(519,899)	(519,899)
ICE MSCI Emerging Markets Index Contracts (United States)	174	Jun 2025	9,663,960	(322,797)	(322,797)

TOTAL EQUITY CONTRACTS					(842,696)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	318	Jun 2025	35,367,563	631,891	631,891
CBOT Long Term US Treasury Bond Contracts (United States)	88	Jun 2025	10,320,750	191,236	191,236

TOTAL INTEREST RATE CONTRACTS					823,127

TOTAL PURCHASED					(19,569)

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	52	Jun 2025	14,698,450	114,844	114,844

TOTAL FUTURES CONTRACTS					95,275
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,928,361.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	958,674	23,833,059	21,350,584	64,766	(10)	(1)	3,441,138	3,440,451	0.0%
Total	958,674	23,833,059	21,350,584	64,766	(10)	(1)	3,441,138

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	27,881,393	35,623,652	12,302,385	1,076,476	(77,268)	1,690,219	54,470,142	5,474,386
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	57,276,949	31,728,886	13,681,306	2,056,031	(236,537)	1,569,840	80,305,010	10,361,937
Fidelity Series Blue Chip Growth Fund	44,137,815	39,910,304	17,275,882	4,294,724	903,279	(4,692,858)	65,495,073	3,803,430
Fidelity Series Canada Fund	11,124,021	6,850,026	3,603,563	350,017	28,245	449,728	15,516,908	971,021
Fidelity Series Commodity Strategy Fund	4,813,932	3,095,343	5,641,993	192,612	(2,761,444)	2,643,371	2,252,217	24,006
Fidelity Series Corporate Bond Fund	43,612,327	26,092,670	10,290,444	2,160,571	(177,529)	549,230	62,134,979	6,666,843
Fidelity Series Emerging Markets Debt Fund	3,929,389	2,580,776	830,566	253,302	(2,165)	34,526	5,944,558	745,867
Fidelity Series Emerging Markets Debt Local Currency Fund	1,221,794	650,987	211,464	58,479	(4,027)	1,859	1,723,916	193,048
Fidelity Series Emerging Markets Fund	12,697,718	6,602,181	5,217,667	320,472	(163,977)	762,999	15,390,241	1,685,678
Fidelity Series Emerging Markets Opportunities Fund	50,965,903	25,811,764	21,653,281	948,828	(222,584)	3,858,337	61,599,955	3,226,818
Fidelity Series Floating Rate High Income Fund	701,001	492,893	151,011	69,718	(137)	(21,209)	1,065,089	120,485
Fidelity Series Government Bond Index Fund	63,890,168	46,082,045	13,783,160	2,556,290	(36,781)	805,775	100,705,641	10,958,176
Fidelity Series Government Money Market Fund	3,815,765	4,014,618	1,339,498	229,593	-	-	6,533,374	6,533,374
Fidelity Series High Income Fund	3,915,697	2,743,668	871,719	294,423	(5,973)	17,903	5,843,201	683,415
Fidelity Series International Developed Markets Bond Index Fund	29,583,931	31,025,367	6,454,995	1,287,560	(33,490)	(848,406)	55,404,141	6,434,860
Fidelity Series International Growth Fund	27,908,535	17,066,080	9,798,994	1,097,777	71,759	(1,531,446)	35,235,641	1,977,309
Fidelity Series International Index Fund	10,566,175	5,851,467	3,506,199	300,165	(1,564)	309,201	13,796,452	1,078,691
Fidelity Series International Small Cap Fund	11,396,277	6,989,816	3,131,603	1,072,340	(7,050)	(516,430)	15,315,150	917,624
Fidelity Series International Value Fund	28,042,558	16,111,232	9,056,858	1,202,607	242,217	2,399,950	39,252,749	2,888,355
Fidelity Series Investment Grade Bond Fund	64,303,178	40,814,707	13,886,566	3,110,418	(28,230)	791,862	95,591,930	9,492,744
Fidelity Series Investment Grade Securitized Fund	42,323,581	25,126,878	10,149,454	2,075,681	(149,736)	712,751	60,119,155	6,702,247
Fidelity Series Large Cap Growth Index Fund	27,957,248	21,056,328	10,189,490	185,410	757,424	472,737	41,662,936	1,821,729
Fidelity Series Large Cap Stock Fund	29,626,303	18,862,848	12,118,347	2,189,610	1,555,463	(1,040,338)	38,364,173	1,709,633
Fidelity Series Large Cap Value Index Fund	52,954,671	41,343,478	18,921,413	1,967,023	286,789	1,631,765	80,345,458	4,834,263
Fidelity Series Long-Term Treasury Bond Index Fund	30,601,144	22,714,276	10,777,786	1,053,062	(2,339,911)	1,782,398	43,927,793	7,957,934
Fidelity Series Overseas Fund	27,974,305	15,718,713	9,470,169	591,775	246,669	258,349	36,242,673	2,529,147
Fidelity Series Real Estate Income Fund	743,682	473,200	161,035	49,987	1,169	21,030	1,121,323	112,357
Fidelity Series Select International Small Cap Fund	-	203,715	-	-	-	-	203,715	17,562
Fidelity Series Short-Term Credit Fund	2,266,697	2,227,711	718,971	108,097	137	43,833	3,822,565	380,734
Fidelity Series Small Cap Core Fund	490,567	22,389,628	3,280,483	166,512	41,814	(1,755,894)	18,671,560	1,724,059
Fidelity Series Small Cap Opportunities Fund	13,102,980	4,495,759	8,614,803	676,201	782,397	(1,836,621)	8,272,652	620,604
Fidelity Series Treasury Bill Index Fund	12,464,359	11,083,348	5,473,877	597,069	(8,645)	30,432	18,197,765	1,828,921
Fidelity Series Value Discovery Fund	19,561,729	15,451,352	6,800,616	1,131,556	112,543	(359,094)	29,032,074	1,850,355
	761,851,792	551,285,716	249,365,598	33,724,386	(1,227,143)	8,235,799	1,113,560,209

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	568,356,878	568,356,878	-	-

Domestic Equity Funds	284,096,143	284,096,143	-	-

International Equity Funds	232,553,484	232,553,484	-	-

Short-Term Funds	22,020,330	22,020,330	-	-

U.S. Treasury Obligations	2,928,361	-	2,928,361	-

Money Market Funds	9,974,512	9,974,512	-	-
Total Investments in Securities:	1,119,929,708	1,117,001,347	2,928,361	-
Derivative Instruments:

Assets
Futures Contracts	937,971	937,971	-	-
Total Assets	937,971	937,971	-	-

Liabilities
Futures Contracts	(842,696)	(842,696)	-	-
Total Liabilities	(842,696)	(842,696)	-	-
Total Derivative Instruments:	95,275	95,275	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	114,844	(842,696)
Total Equity Risk	114,844	(842,696)
Interest Rate Risk
Futures Contracts (a)	823,127	0
Total Interest Rate Risk	823,127	0
Total Value of Derivatives	937,971	(842,696)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2020 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,928,452)	$2,928,361
Fidelity Central Funds (cost $3,441,139)	3,441,138
Other affiliated issuers (cost $1,074,511,323)	1,113,560,209

Total Investment in Securities (cost $1,080,880,914)		$1,119,929,708
Receivable for investments sold		9,137,173
Receivable for fund shares sold		520,337
Distributions receivable from Fidelity Central Funds		11,910
Receivable from investment adviser for expense reductions		10,077
Other receivables		23
Total assets		1,129,609,228
Liabilities
Payable for investments purchased	$6,599,537
Payable for fund shares redeemed	3,058,322
Accrued management fee	273,686
Distribution and service plan fees payable	2,838
Payable for daily variation margin on futures contracts	289,152
Other payables and accrued expenses	31
Total liabilities		10,223,566
Net Assets		$1,119,385,662
Net Assets consist of:
Paid in capital		$1,093,745,837
Total accumulated earnings (loss)		25,639,825
Net Assets		$1,119,385,662

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($6,273,557 ÷ 590,333 shares)(a)		$10.63
Maximum offering price per share (100/94.25 of $10.63)		$11.28
Class M :
Net Asset Value and redemption price per share ($877,869 ÷ 82,699 shares)(a)		$10.62
Maximum offering price per share (100/96.50 of $10.62)		$11.01
Class C :
Net Asset Value and offering price per share ($1,347,126 ÷ 128,432 shares)(a)		$10.49
Fidelity Freedom Blend 2020 Fund :
Net Asset Value, offering price and redemption price per share ($334,192,675 ÷ 31,364,497 shares)		$10.66
Class K :
Net Asset Value, offering price and redemption price per share ($24,969,065 ÷ 2,334,308 shares)		$10.70
Class K6 :
Net Asset Value, offering price and redemption price per share ($441,610,476 ÷ 41,134,922 shares)		$10.74
Class I :
Net Asset Value, offering price and redemption price per share ($5,010,671 ÷ 469,119 shares)		$10.68
Class Z :
Net Asset Value, offering price and redemption price per share ($1,323,016 ÷ 123,636 shares)		$10.70
Premier Class :
Net Asset Value, offering price and redemption price per share ($303,781,207 ÷ 28,355,507 shares)		$10.71
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$24,712,440
Interest		83,340
Income from Fidelity Central Funds		64,766
Total income		24,860,546
Expenses
Management fee	$2,110,506
Distribution and service plan fees	35,695
Independent trustees' fees and expenses	2,134
Miscellaneous	10,079
Total expenses before reductions	2,158,414
Expense reductions	(10,208)
Total expenses after reductions		2,148,206
Net Investment income (loss)		22,712,340
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(49)
Fidelity Central Funds	(10)
Other affiliated issuers	(1,227,143)
Futures contracts	(84,499)
Capital gain distributions from underlying funds:
Affiliated issuers	9,011,946
Total net realized gain (loss)		7,700,245
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(53)
Fidelity Central Funds	(1)
Other affiliated issuers	8,235,799
Futures contracts	(67,260)
Total change in net unrealized appreciation (depreciation)		8,168,485
Net gain (loss)		15,868,730
Net increase (decrease) in net assets resulting from operations		$38,581,070
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,712,340	$19,903,754
Net realized gain (loss)	7,700,245	(2,863,636)
Change in net unrealized appreciation (depreciation)	8,168,485	60,287,689
Net increase (decrease) in net assets resulting from operations	38,581,070	77,327,807
Distributions to shareholders	(21,147,161)	(19,922,482)

Share transactions - net increase (decrease)	338,160,413	(53,279,553)
Total increase (decrease) in net assets	355,594,322	4,125,772

Net Assets
Beginning of period	763,791,340	759,665,568
End of period	$1,119,385,662	$763,791,340

Financial Highlights
Fidelity Advisor Freedom® Blend 2020 Fund Class A

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.35	$9.59	$10.86	$11.61	$9.30
Income from Investment Operations
Net investment income (loss) A,B	.23	.22	.26	.18	.09
Net realized and unrealized gain (loss)	.28	.77	(1.02)	(.12)	2.70
Total from investment operations	.51	.99	(.76)	.06	2.79
Distributions from net investment income	(.23)	(.22)	(.26)	(.25)	(.11)
Distributions from net realized gain	-	(.01)	(.25)	(.56)	(.37)
Total distributions	(.23)	(.23)	(.51)	(.81)	(.48)
Net asset value, end of period	$10.63	$10.35	$9.59	$10.86	$11.61
Total Return C,D	4.91%	10.40%	(6.92)%	.19%	30.27%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.68%	.69%	.69%	.74%	.74%
Expenses net of fee waivers, if any	.68%	.69%	.69%	.74%	.74%
Expenses net of all reductions	.68%	.69%	.69%	.74%	.74%
Net investment income (loss)	2.18%	2.22%	2.67%	1.50%	.82%
Supplemental Data
Net assets, end of period (000 omitted)	$6,274	$6,917	$6,154	$5,800	$3,303
Portfolio turnover rate G	29 % H	24%	36%	44%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2020 Fund Class M

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.34	$9.59	$10.85	$11.60	$9.29
Income from Investment Operations
Net investment income (loss) A,B	.21	.19	.23	.15	.06
Net realized and unrealized gain (loss)	.28	.76	(1.01)	(.12)	2.71
Total from investment operations	.49	.95	(.78)	.03	2.77
Distributions from net investment income	(.21)	(.19)	(.23)	(.22)	(.10)
Distributions from net realized gain	-	(.01)	(.25)	(.56)	(.37)
Total distributions	(.21)	(.20)	(.48)	(.78)	(.46) C
Net asset value, end of period	$10.62	$10.34	$9.59	$10.85	$11.60
Total Return D,E	4.72%	10.00%	(7.13)%	(.07)%	30.14%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.93%	.94%	.94%	.99%	.99%
Expenses net of fee waivers, if any	.93%	.94%	.94%	.99%	.99%
Expenses net of all reductions	.93%	.94%	.94%	.99%	.99%
Net investment income (loss)	1.93%	1.97%	2.42%	1.25%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$878	$1,158	$1,257	$1,434	$1,433
Portfolio turnover rate H	29 % I	24%	36%	44%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2020 Fund Class C

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.23	$9.49	$10.77	$11.54	$9.26
Income from Investment Operations
Net investment income (loss) A,B	.15	.14	.18	.09	.01
Net realized and unrealized gain (loss)	.27	.76	(1.00)	(.11)	2.69
Total from investment operations	.42	.90	(.82)	(.02)	2.70
Distributions from net investment income	(.16)	(.15)	(.21)	(.19)	(.05)
Distributions from net realized gain	-	(.01)	(.25)	(.56)	(.36)
Total distributions	(.16)	(.16)	(.46)	(.75)	(.42) C
Net asset value, end of period	$10.49	$10.23	$9.49	$10.77	$11.54
Total Return D,E	4.11%	9.51%	(7.56)%	(.56)%	29.38%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.43%	1.44%	1.44%	1.49%	1.49%
Expenses net of fee waivers, if any	1.43%	1.44%	1.44%	1.49%	1.49%
Expenses net of all reductions	1.43%	1.44%	1.44%	1.49%	1.48%
Net investment income (loss)	1.43%	1.47%	1.92%	.75%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$1,347	$1,362	$1,287	$1,316	$1,027
Portfolio turnover rate H	29 % I	24%	36%	44%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2020 Fund

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.38	$9.62	$10.88	$11.63	$9.31
Income from Investment Operations
Net investment income (loss) A,B	.25	.24	.28	.20	.12
Net realized and unrealized gain (loss)	.29	.77	(1.01)	(.11)	2.70
Total from investment operations	.54	1.01	(.73)	.09	2.82
Distributions from net investment income	(.26)	(.24)	(.28)	(.28)	(.13)
Distributions from net realized gain	-	(.01)	(.25)	(.57)	(.37)
Total distributions	(.26)	(.25)	(.53)	(.84) C	(.50)
Net asset value, end of period	$10.66	$10.38	$9.62	$10.88	$11.63
Total Return D	5.20%	10.60%	(6.62)%	.45%	30.61%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.44% G	.44%	.44%	.49%	.49%
Expenses net of fee waivers, if any	.44 % G	.44%	.44%	.49%	.49%
Expenses net of all reductions	.44% G	.44%	.44%	.49%	.49%
Net investment income (loss)	2.42%	2.47%	2.92%	1.75%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$334,193	$48,385	$50,764	$60,070	$33,411
Portfolio turnover rate H	29 % I	24%	36%	44%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2020 Fund Class K

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.42	$9.65	$10.92	$11.66	$9.32
Income from Investment Operations
Net investment income (loss) A,B	.27	.25	.29	.22	.13
Net realized and unrealized gain (loss)	.28	.78	(1.03)	(.11)	2.71
Total from investment operations	.55	1.03	(.74)	.11	2.84
Distributions from net investment income	(.27)	(.25)	(.28)	(.28)	(.14)
Distributions from net realized gain	-	(.01)	(.25)	(.57)	(.37)
Total distributions	(.27)	(.26)	(.53)	(.85)	(.50) C
Net asset value, end of period	$10.70	$10.42	$9.65	$10.92	$11.66
Total Return D	5.28%	10.75%	(6.62)%	.57%	30.84%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.33%	.34%	.34%	.39%	.39%
Expenses net of fee waivers, if any	.33%	.34%	.34%	.39%	.39%
Expenses net of all reductions	.33%	.34%	.34%	.39%	.39%
Net investment income (loss)	2.53%	2.57%	3.02%	1.85%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$24,969	$22,022	$16,963	$23,621	$26,939
Portfolio turnover rate G	29 % H	24%	36%	44%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2020 Fund Class K6

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.46	$9.69	$10.96	$11.68	$9.34
Income from Investment Operations
Net investment income (loss) A,B	.30	.26	.30	.23	.14
Net realized and unrealized gain (loss)	.26	.78	(1.02)	(.11)	2.71
Total from investment operations	.56	1.04	(.72)	.12	2.85
Distributions from net investment income	(.28)	(.26)	(.30)	(.28)	(.15)
Distributions from net realized gain	-	(.01)	(.25)	(.57)	(.37)
Total distributions	(.28)	(.27)	(.55)	(.84) C	(.51) C
Net asset value, end of period	$10.74	$10.46	$9.69	$10.96	$11.68
Total Return D	5.37%	10.83%	(6.45)%	.68%	30.88%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.23%	.24%	.24%	.29%	.29%
Expenses net of fee waivers, if any	.23%	.24%	.24%	.29%	.29%
Expenses net of all reductions	.23%	.24%	.24%	.29%	.29%
Net investment income (loss)	2.76%	2.67%	3.12%	1.95%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$441,610	$348,467	$309,974	$296,601	$684,575
Portfolio turnover rate G	29 % H	24%	36%	44%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2020 Fund Class I

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.40	$9.63	$10.90	$11.64	$9.31
Income from Investment Operations
Net investment income (loss) A,B	.26	.24	.28	.21	.12
Net realized and unrealized gain (loss)	.27	.77	(1.03)	(.11)	2.71
Total from investment operations	.53	1.01	(.75)	.10	2.83
Distributions from net investment income	(.25)	(.23)	(.27)	(.28)	(.13)
Distributions from net realized gain	-	(.01)	(.25)	(.57)	(.37)
Total distributions	(.25)	(.24)	(.52)	(.84) C	(.50)
Net asset value, end of period	$10.68	$10.40	$9.63	$10.90	$11.64
Total Return D	5.18%	10.59%	(6.72)%	.51%	30.71%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.43%	.44%	.44%	.49%	.49%
Expenses net of fee waivers, if any	.43%	.44%	.44%	.49%	.49%
Expenses net of all reductions	.43%	.44%	.44%	.49%	.49%
Net investment income (loss)	2.43%	2.47%	2.92%	1.75%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$5,011	$5,332	$8,616	$9,095	$8,555
Portfolio turnover rate G	29 % H	24%	36%	44%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2020 Fund Class Z

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.42	$9.66	$10.93	$11.68	$9.34
Income from Investment Operations
Net investment income (loss) A,B	.27	.25	.29	.22	.13
Net realized and unrealized gain (loss)	.27	.78	(1.02)	(.11)	2.71
Total from investment operations	.54	1.03	(.73)	.11	2.84
Distributions from net investment income	(.26)	(.26)	(.29)	(.29)	(.14)
Distributions from net realized gain	-	(.01)	(.25)	(.57)	(.37)
Total distributions	(.26)	(.27)	(.54)	(.86)	(.50) C
Net asset value, end of period	$10.70	$10.42	$9.66	$10.93	$11.68
Total Return D	5.25%	10.75%	(6.56)%	.55%	30.77%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.33%	.34%	.34%	.39%	.39%
Expenses net of fee waivers, if any	.33%	.34%	.34%	.39%	.39%
Expenses net of all reductions	.33%	.34%	.34%	.39%	.39%
Net investment income (loss)	2.53%	2.57%	3.02%	1.85%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$1,323	$1,945	$787	$740	$158
Portfolio turnover rate G	29 % H	24%	36%	44%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2020 Fund Premier Class

Years ended March 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.43	$9.67	$10.94	$11.85
Income from Investment Operations
Net investment income (loss) B,C	.28	.27	.30	.43
Net realized and unrealized gain (loss)	.28	.76	(1.02)	(.47)
Total from investment operations	.56	1.03	(.72)	(.04)
Distributions from net investment income	(.28)	(.26)	(.30)	(.31)
Distributions from net realized gain	-	(.01)	(.25)	(.57)
Total distributions	(.28)	(.27)	(.55)	(.87) D
Net asset value, end of period	$10.71	$10.43	$9.67	$10.94
Total Return E,F	5.41%	10.78%	(6.45)%	(.69)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.21%	.21%	.21%	.26% I
Expenses net of fee waivers, if any	.21%	.21%	.21%	.26% I
Expenses net of all reductions	.21%	.21%	.21%	.26% I
Net investment income (loss)	2.65%	2.70%	3.15%	3.69% I
Supplemental Data
Net assets, end of period (000 omitted)	$303,781	$283,850	$294,577	$364,143
Portfolio turnover rate J	29 % K	24%	36%	44%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2025 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 45.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	117,851	1,172,621
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	30,081,573	233,132,190
Fidelity Series Corporate Bond Fund (b)	12,060,175	112,400,834
Fidelity Series Emerging Markets Debt Fund (b)	1,554,304	12,387,803
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	398,824	3,561,497
Fidelity Series Floating Rate High Income Fund (b)	250,504	2,214,451
Fidelity Series Government Bond Index Fund (b)	19,823,071	182,174,019
Fidelity Series High Income Fund (b)	1,467,279	12,545,237
Fidelity Series International Developed Markets Bond Index Fund (b)	13,349,116	114,935,886
Fidelity Series Investment Grade Bond Fund (b)	17,172,204	172,924,094
Fidelity Series Investment Grade Securitized Fund (b)	12,124,228	108,754,321
Fidelity Series Long-Term Treasury Bond Index Fund (b)	18,370,121	101,403,069
Fidelity Series Real Estate Income Fund (b)	235,478	2,350,071
TOTAL BOND FUNDS (Cost $1,149,816,992)		1,059,956,093

Domestic Equity Funds - 30.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	9,464,279	162,974,877
Fidelity Series Commodity Strategy Fund (b)	50,311	4,720,179
Fidelity Series Large Cap Growth Index Fund (b)	4,516,441	103,291,014
Fidelity Series Large Cap Stock Fund (b)	4,234,695	95,026,560
Fidelity Series Large Cap Value Index Fund (b)	12,126,933	201,549,623
Fidelity Series Small Cap Core Fund (b)	4,286,212	46,419,671
Fidelity Series Small Cap Opportunities Fund (b)	1,552,928	20,700,534
Fidelity Series Value Discovery Fund (b)	4,631,753	72,672,212
TOTAL DOMESTIC EQUITY FUNDS (Cost $588,067,574)		707,354,670

International Equity Funds - 24.1%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	2,419,474	38,663,189
Fidelity Series Emerging Markets Fund (b)	4,027,370	36,769,891
Fidelity Series Emerging Markets Opportunities Fund (b)	7,709,257	147,169,722
Fidelity Series International Growth Fund (b)	4,965,967	88,493,525
Fidelity Series International Index Fund (b)	2,687,876	34,377,937
Fidelity Series International Small Cap Fund (b)	1,872,403	31,250,407
Fidelity Series International Value Fund (b)	7,237,070	98,351,781
Fidelity Series Overseas Fund (b)	6,301,919	90,306,492
Fidelity Series Select International Small Cap Fund (b)	36,749	426,291
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $493,260,444)		565,809,235

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/10/2025 (d)	4.25	260,000	259,724
US Treasury Bills 0% 4/17/2025 (d)	4.24 to 4.26	230,000	229,565
US Treasury Bills 0% 4/24/2025 (d)	4.26	1,990,000	1,984,616
US Treasury Bills 0% 4/3/2025 (d)	4.26	330,000	329,922
US Treasury Bills 0% 5/1/2025 (d)	4.23 to 4.24	2,030,000	2,022,840
US Treasury Bills 0% 5/29/2025 (d)	4.24	710,000	705,153
US Treasury Bills 0% 5/8/2025 (d)	4.26	30,000	29,868
US Treasury Bills 0% 6/12/2025 (d)	4.25	50,000	49,581
US Treasury Bills 0% 6/20/2025 (d)	4.24	40,000	39,627
US Treasury Bills 0% 6/5/2025 (d)	4.21 to 4.25	200,000	198,485
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,849,540)			5,849,381

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $7,602,562)	4.32	7,601,042	7,602,563

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,244,597,112)	2,346,571,942
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,130,136)
NET ASSETS - 100.0%	2,345,441,806

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	247	Jun 2025	29,841,305	(1,050,550)	(1,050,550)
ICE MSCI Emerging Markets Index Contracts (United States)	363	Jun 2025	20,161,020	(673,551)	(673,551)

TOTAL EQUITY CONTRACTS					(1,724,101)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	665	Jun 2025	73,960,469	1,379,174	1,379,174
CBOT Long Term US Treasury Bond Contracts (United States)	183	Jun 2025	21,462,469	429,507	429,507

TOTAL INTEREST RATE CONTRACTS					1,808,681

TOTAL PURCHASED					84,580

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	89	Jun 2025	25,156,963	196,598	196,598

TOTAL FUTURES CONTRACTS					281,178
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 1.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,759,401.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,934,782	52,990,468	47,322,671	139,318	(17)	1	7,602,563	7,601,042	0.0%
Total	1,934,782	52,990,468	47,322,671	139,318	(17)	1	7,602,563

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	152,165	14,672,432	13,707,486	246,127	25,277	30,233	1,172,621	117,851
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	144,245,792	107,811,362	23,160,668	5,843,143	(898,309)	4,128,641	233,132,190	30,081,573
Fidelity Series Blue Chip Growth Fund	110,402,100	99,881,521	39,156,339	11,100,373	1,639,880	(10,490,329)	162,974,877	9,464,279
Fidelity Series Canada Fund	27,183,937	16,846,814	6,657,049	943,262	(30,178)	1,137,327	38,663,189	2,419,474
Fidelity Series Commodity Strategy Fund	10,343,867	6,357,006	11,744,107	420,467	(6,634,516)	6,373,785	4,720,179	50,311
Fidelity Series Corporate Bond Fund	79,826,627	47,836,603	16,269,929	4,071,771	(6,004)	595,270	112,400,834	12,060,175
Fidelity Series Emerging Markets Debt Fund	8,141,637	5,413,740	1,288,370	547,620	1,637	64,494	12,387,803	1,554,304
Fidelity Series Emerging Markets Debt Local Currency Fund	2,530,305	1,362,778	329,247	129,434	439	(17,817)	3,561,497	398,824
Fidelity Series Emerging Markets Fund	29,418,611	15,618,119	9,673,008	824,414	(160,933)	1,382,533	36,769,891	4,027,370
Fidelity Series Emerging Markets Opportunities Fund	118,058,676	61,206,331	40,758,044	2,456,428	(1,382,342)	9,305,729	147,169,722	7,709,257
Fidelity Series Floating Rate High Income Fund	1,452,927	1,031,210	235,134	150,295	(414)	(44,346)	2,214,451	250,504
Fidelity Series Government Bond Index Fund	116,798,838	83,544,352	20,121,685	4,813,982	(405)	1,279,773	182,174,019	19,823,071
Fidelity Series Government Money Market Fund	7,427	461,619	469,046	4,203	-	-	-	-
Fidelity Series High Income Fund	8,096,321	5,958,898	1,546,868	644,861	(6,191)	32,853	12,545,237	1,467,279
Fidelity Series International Developed Markets Bond Index Fund	62,601,973	63,752,814	9,989,692	2,797,875	(34,064)	(1,887,875)	114,935,886	13,349,116
Fidelity Series International Growth Fund	68,204,368	42,444,908	18,688,892	2,958,174	41,618	(3,923,118)	88,493,525	4,965,967
Fidelity Series International Index Fund	25,822,078	14,355,706	6,629,247	808,795	(89,317)	760,967	34,377,937	2,687,876
Fidelity Series International Small Cap Fund	23,953,342	14,811,792	6,364,532	2,417,754	(121,170)	(1,165,945)	31,250,407	1,872,403
Fidelity Series International Value Fund	68,530,735	40,208,434	17,129,881	3,242,497	(152,213)	6,481,756	98,351,781	7,237,070
Fidelity Series Investment Grade Bond Fund	117,550,828	74,959,322	21,482,699	5,861,728	(13,661)	1,262,616	172,924,094	17,172,204
Fidelity Series Investment Grade Securitized Fund	77,477,290	46,258,068	16,318,514	3,918,792	(289,160)	1,221,478	108,754,321	12,124,228
Fidelity Series Large Cap Growth Index Fund	69,937,332	51,962,170	22,676,609	492,495	697,666	2,920,605	103,291,014	4,516,441
Fidelity Series Large Cap Stock Fund	74,101,823	45,419,084	26,407,714	5,751,531	2,355,403	(853,056)	95,026,560	4,234,695
Fidelity Series Large Cap Value Index Fund	132,455,909	102,911,846	39,522,791	5,257,167	573,925	4,283,240	201,549,623	12,126,933
Fidelity Series Long-Term Treasury Bond Index Fund	71,071,780	52,445,485	21,177,241	2,556,532	(3,131,390)	1,598,504	101,403,069	18,370,121
Fidelity Series Overseas Fund	68,364,534	38,530,471	18,054,513	1,594,568	(194,006)	1,246,697	90,306,492	6,301,919
Fidelity Series Real Estate Income Fund	1,559,121	989,483	255,315	108,763	1,158	45,480	2,350,071	235,478
Fidelity Series Select International Small Cap Fund	-	426,291	-	-	-	-	426,291	36,749
Fidelity Series Short-Term Credit Fund	202,339	-	201,312	232	4,403	(5,430)	-	-
Fidelity Series Small Cap Core Fund	1,262,611	56,316,499	6,974,212	446,930	60,661	(4,464,422)	46,419,671	4,286,212
Fidelity Series Small Cap Opportunities Fund	32,768,582	11,197,036	20,615,126	1,752,976	1,394,366	(4,139,684)	20,700,534	1,552,928
Fidelity Series Treasury Bill Index Fund	23,289	1,537,229	1,560,700	14,507	182	-	-	-
Fidelity Series Value Discovery Fund	48,925,230	38,163,905	13,973,611	2,986,457	313,813	(1,053,580)	72,672,212	4,631,753
	1,601,472,394	1,164,693,328	453,139,581	75,164,153	(6,033,845)	16,106,379	2,333,119,998

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,059,956,093	1,059,956,093	-	-

Domestic Equity Funds	707,354,670	707,354,670	-	-

International Equity Funds	565,809,235	565,809,235	-	-

U.S. Treasury Obligations	5,849,381	-	5,849,381	-

Money Market Funds	7,602,563	7,602,563	-	-
Total Investments in Securities:	2,346,571,942	2,340,722,561	5,849,381	-
Derivative Instruments:

Assets
Futures Contracts	2,005,279	2,005,279	-	-
Total Assets	2,005,279	2,005,279	-	-

Liabilities
Futures Contracts	(1,724,101)	(1,724,101)	-	-
Total Liabilities	(1,724,101)	(1,724,101)	-	-
Total Derivative Instruments:	281,178	281,178	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	196,598	(1,724,101)
Total Equity Risk	196,598	(1,724,101)
Interest Rate Risk
Futures Contracts (a)	1,808,681	0
Total Interest Rate Risk	1,808,681	0
Total Value of Derivatives	2,005,279	(1,724,101)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2025 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,849,540)	$5,849,381
Fidelity Central Funds (cost $7,602,562)	7,602,563
Other affiliated issuers (cost $2,231,145,010)	2,333,119,998

Total Investment in Securities (cost $2,244,597,112)		$2,346,571,942
Receivable for investments sold		19,152,394
Receivable for fund shares sold		2,693,938
Distributions receivable from Fidelity Central Funds		26,607
Receivable from investment adviser for expense reductions		4,484
Other receivables		48
Total assets		2,368,449,413
Liabilities
Payable for investments purchased	$16,918,407
Payable for fund shares redeemed	4,928,926
Accrued management fee	575,719
Distribution and service plan fees payable	5,800
Payable for daily variation margin on futures contracts	578,710
Other payables and accrued expenses	45
Total liabilities		23,007,607
Net Assets		$2,345,441,806
Net Assets consist of:
Paid in capital		$2,271,567,352
Total accumulated earnings (loss)		73,874,454
Net Assets		$2,345,441,806

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($16,669,924 ÷ 1,517,717 shares)(a)		$10.98
Maximum offering price per share (100/94.25 of $10.98)		$11.65
Class M :
Net Asset Value and redemption price per share ($1,401,646 ÷ 126,367 shares)(a)		$11.09
Maximum offering price per share (100/96.50 of $11.09)		$11.49
Class C :
Net Asset Value and offering price per share ($2,043,758 ÷ 188,600 shares)(a)		$10.84
Fidelity Freedom Blend 2025 Fund :
Net Asset Value, offering price and redemption price per share ($546,523,609 ÷ 49,593,268 shares)		$11.02
Class K :
Net Asset Value, offering price and redemption price per share ($35,555,800 ÷ 3,213,204 shares)		$11.07
Class K6 :
Net Asset Value, offering price and redemption price per share ($959,540,761 ÷ 86,447,988 shares)		$11.10
Class I :
Net Asset Value, offering price and redemption price per share ($15,611,163 ÷ 1,413,101 shares)		$11.05
Class Z :
Net Asset Value, offering price and redemption price per share ($3,692,903 ÷ 333,494 shares)		$11.07
Premier Class :
Net Asset Value, offering price and redemption price per share ($764,402,242 ÷ 69,024,561 shares)		$11.07
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$51,892,410
Interest		178,484
Income from Fidelity Central Funds		139,318
Total income		52,210,212
Expenses
Management fee	$4,813,032
Distribution and service plan fees	73,755
Independent trustees' fees and expenses	4,624
Miscellaneous	4,488
Total expenses before reductions	4,895,899
Expense reductions	(4,585)
Total expenses after reductions		4,891,314
Net Investment income (loss)		47,318,898
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	16
Fidelity Central Funds	(17)
Other affiliated issuers	(6,033,845)
Futures contracts	(908,642)
Capital gain distributions from underlying funds:
Affiliated issuers	23,271,743
Total net realized gain (loss)		16,329,255
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(83)
Fidelity Central Funds	1
Other affiliated issuers	16,106,379
Futures contracts	(48,674)
Total change in net unrealized appreciation (depreciation)		16,057,623
Net gain (loss)		32,386,878
Net increase (decrease) in net assets resulting from operations		$79,705,776
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$47,318,898	$38,776,960
Net realized gain (loss)	16,329,255	(6,983,210)
Change in net unrealized appreciation (depreciation)	16,057,623	149,345,054
Net increase (decrease) in net assets resulting from operations	79,705,776	181,138,804
Distributions to shareholders	(44,669,663)	(38,268,644)

Share transactions - net increase (decrease)	705,137,399	(11,986,818)
Total increase (decrease) in net assets	740,173,512	130,883,342

Net Assets
Beginning of period	1,605,268,294	1,474,384,952
End of period	$2,345,441,806	$1,605,268,294

Financial Highlights
Fidelity Advisor Freedom® Blend 2025 Fund Class A

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.68	$9.76	$11.05	$11.71	$9.09
Income from Investment Operations
Net investment income (loss) A,B	.23	.21	.25	.19	.09
Net realized and unrealized gain (loss)	.29	.93	(1.05)	(.08)	3.01
Total from investment operations	.52	1.14	(.80)	.11	3.10
Distributions from net investment income	(.22)	(.21)	(.25)	(.25)	(.11)
Distributions from net realized gain	-	(.01)	(.24)	(.52)	(.36)
Total distributions	(.22)	(.22)	(.49)	(.77)	(.48) C
Net asset value, end of period	$10.98	$10.68	$9.76	$11.05	$11.71
Total Return D,E	4.88%	11.81%	(7.11)%	.59%	34.40%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.70%	.70%	.70%	.75%	.76%
Expenses net of fee waivers, if any	.70%	.70%	.70%	.75%	.76%
Expenses net of all reductions	.70%	.70%	.70%	.75%	.76%
Net investment income (loss)	2.09%	2.12%	2.59%	1.63%	.85%
Supplemental Data
Net assets, end of period (000 omitted)	$16,670	$15,172	$10,030	$7,622	$3,751
Portfolio turnover rate H	24 % I	24%	28%	34%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2025 Fund Class M

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.75	$9.81	$11.10	$11.77	$9.13
Income from Investment Operations
Net investment income (loss) A,B	.20	.19	.23	.16	.07
Net realized and unrealized gain (loss)	.29	.94	(1.05)	(.08)	3.00
Total from investment operations	.49	1.13	(.82)	.08	3.07
Distributions from net investment income	(.15)	(.18)	(.23)	(.24)	(.07)
Distributions from net realized gain	-	(.01)	(.24)	(.51)	(.36)
Total distributions	(.15)	(.19)	(.47)	(.75)	(.43)
Net asset value, end of period	$11.09	$10.75	$9.81	$11.10	$11.77
Total Return C,D	4.58%	11.59%	(7.30)%	.32%	33.97%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.95%	.95%	.95%	1.00%	1.01%
Expenses net of fee waivers, if any	.95%	.95%	.95%	1.00%	1.01%
Expenses net of all reductions	.95%	.95%	.95%	1.00%	1.01%
Net investment income (loss)	1.85%	1.87%	2.34%	1.38%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$1,402	$2,309	$2,166	$2,249	$1,838
Portfolio turnover rate G	24 % H	24%	28%	34%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2025 Fund Class C

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.56	$9.65	$10.96	$11.64	$9.05
Income from Investment Operations
Net investment income (loss) A,B	.15	.14	.18	.10	.01
Net realized and unrealized gain (loss)	.28	.93	(1.05)	(.08)	2.98
Total from investment operations	.43	1.07	(.87)	.02	2.99
Distributions from net investment income	(.15)	(.15)	(.20)	(.19)	(.05)
Distributions from net realized gain	-	(.01)	(.24)	(.51)	(.36)
Total distributions	(.15)	(.16)	(.44)	(.70)	(.40) C
Net asset value, end of period	$10.84	$10.56	$9.65	$10.96	$11.64
Total Return D,E	4.08%	11.14%	(7.87)%	(.16)%	33.37%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.45%	1.45%	1.45%	1.50%	1.51%
Expenses net of fee waivers, if any	1.45%	1.45%	1.45%	1.50%	1.51%
Expenses net of all reductions	1.45%	1.45%	1.45%	1.50%	1.51%
Net investment income (loss)	1.34%	1.37%	1.84%	.88%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$2,044	$2,117	$2,008	$1,696	$1,273
Portfolio turnover rate H	24 % I	24%	28%	34%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2025 Fund

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.72	$9.78	$11.06	$11.73	$9.10
Income from Investment Operations
Net investment income (loss) A,B	.25	.24	.28	.22	.12
Net realized and unrealized gain (loss)	.29	.94	(1.05)	(.09)	3.01
Total from investment operations	.54	1.18	(.77)	.13	3.13
Distributions from net investment income	(.24)	(.23)	(.27)	(.28)	(.14)
Distributions from net realized gain	-	(.01)	(.24)	(.53)	(.36)
Total distributions	(.24)	(.24)	(.51)	(.80) C	(.50)
Net asset value, end of period	$11.02	$10.72	$9.78	$11.06	$11.73
Total Return D	5.09%	12.14%	(6.82)%	.79%	34.74%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.46% G	.45%	.45%	.50%	.51%
Expenses net of fee waivers, if any	.46 % G	.45%	.45%	.50%	.51%
Expenses net of all reductions	.46% G	.45%	.45%	.50%	.51%
Net investment income (loss)	2.34%	2.37%	2.84%	1.88%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$546,524	$99,372	$88,783	$93,025	$43,207
Portfolio turnover rate H	24 % I	24%	28%	34%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2025 Fund Class K

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.76	$9.81	$11.09	$11.75	$9.11
Income from Investment Operations
Net investment income (loss) A,B	.27	.25	.29	.24	.13
Net realized and unrealized gain (loss)	.29	.94	(1.05)	(.09)	3.01
Total from investment operations	.56	1.19	(.76)	.15	3.14
Distributions from net investment income	(.25)	(.23)	(.28)	(.28)	(.14)
Distributions from net realized gain	-	(.01)	(.24)	(.53)	(.36)
Total distributions	(.25)	(.24)	(.52)	(.81)	(.50)
Net asset value, end of period	$11.07	$10.76	$9.81	$11.09	$11.75
Total Return C	5.26%	12.28%	(6.75)%	.90%	34.83%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.35%	.35%	.35%	.40%	.41%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.40%	.41%
Expenses net of all reductions	.35%	.35%	.35%	.40%	.41%
Net investment income (loss)	2.44%	2.47%	2.94%	1.98%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$35,556	$32,358	$27,361	$36,357	$31,964
Portfolio turnover rate F	24 % G	24%	28%	34%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2025 Fund Class K6

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.79	$9.84	$11.13	$11.77	$9.13
Income from Investment Operations
Net investment income (loss) A,B	.29	.26	.30	.25	.14
Net realized and unrealized gain (loss)	.29	.95	(1.06)	(.09)	3.01
Total from investment operations	.58	1.21	(.76)	.16	3.15
Distributions from net investment income	(.27)	(.25)	(.29)	(.28)	(.15)
Distributions from net realized gain	-	(.01)	(.24)	(.53)	(.36)
Total distributions	(.27)	(.26)	(.53)	(.80) C	(.51)
Net asset value, end of period	$11.10	$10.79	$9.84	$11.13	$11.77
Total Return D	5.38%	12.37%	(6.69)%	1.05%	34.86%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.25%	.25%	.25%	.30%	.31%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.30%	.31%
Expenses net of all reductions	.25%	.25%	.25%	.30%	.31%
Net investment income (loss)	2.60%	2.57%	3.04%	2.08%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$959,541	$731,890	$616,407	$585,570	$1,055,963
Portfolio turnover rate G	24 % H	24%	28%	34%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2025 Fund Class I

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.74	$9.79	$11.07	$11.73	$9.10
Income from Investment Operations
Net investment income (loss) A,B	.26	.24	.28	.22	.12
Net realized and unrealized gain (loss)	.29	.94	(1.05)	(.08)	3.00
Total from investment operations	.55	1.18	(.77)	.14	3.12
Distributions from net investment income	(.24)	(.22)	(.27)	(.27)	(.13)
Distributions from net realized gain	-	(.01)	(.24)	(.53)	(.36)
Total distributions	(.24)	(.23)	(.51)	(.80)	(.49)
Net asset value, end of period	$11.05	$10.74	$9.79	$11.07	$11.73
Total Return C	5.16%	12.14%	(6.83)%	.80%	34.69%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.45%	.45%	.45%	.50%	.51%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.50%	.51%
Expenses net of all reductions	.45%	.45%	.45%	.50%	.51%
Net investment income (loss)	2.34%	2.37%	2.84%	1.88%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$15,611	$17,917	$23,383	$26,357	$24,503
Portfolio turnover rate F	24 % G	24%	28%	34%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
GThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2025 Fund Class Z

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.77	$9.82	$11.11	$11.77	$9.13
Income from Investment Operations
Net investment income (loss) A,B	.27	.25	.29	.23	.13
Net realized and unrealized gain (loss)	.28	.95	(1.07)	(.07)	3.01
Total from investment operations	.55	1.20	(.78)	.16	3.14
Distributions from net investment income	(.25)	(.24)	(.27)	(.30)	(.13)
Distributions from net realized gain	-	(.01)	(.24)	(.53)	(.36)
Total distributions	(.25)	(.25)	(.51)	(.82) C	(.50) C
Net asset value, end of period	$11.07	$10.77	$9.82	$11.11	$11.77
Total Return D	5.18%	12.32%	(6.83)%	1.01%	34.72%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.35%	.35%	.35%	.40%	.41%
Expenses net of fee waivers, if any	.35%	.35%	.35%	.40%	.41%
Expenses net of all reductions	.35%	.35%	.35%	.40%	.41%
Net investment income (loss)	2.44%	2.47%	2.94%	1.97%	1.20%
Supplemental Data
Net assets, end of period (000 omitted)	$3,693	$3,666	$2,134	$2,226	$130
Portfolio turnover rate G	24 % H	24%	28%	34%	31%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2025 Fund Premier Class

Years ended March 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$10.77	$9.82	$11.11	$11.95
Income from Investment Operations
Net investment income (loss) B,C	.29	.26	.30	.44
Net realized and unrealized gain (loss)	.28	.95	(1.06)	(.45)
Total from investment operations	.57	1.21	(.76)	(.01)
Distributions from net investment income	(.27)	(.25)	(.29)	(.31)
Distributions from net realized gain	-	(.01)	(.24)	(.53)
Total distributions	(.27)	(.26)	(.53)	(.83) D
Net asset value, end of period	$11.07	$10.77	$9.82	$11.11
Total Return E,F	5.32%	12.42%	(6.67)%	(.43)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.22%	.22%	.22%	.26% I
Expenses net of fee waivers, if any	.22%	.22%	.22%	.26% I
Expenses net of all reductions	.22%	.22%	.22%	.26% I
Net investment income (loss)	2.57%	2.60%	3.07%	3.72% I
Supplemental Data
Net assets, end of period (000 omitted)	$764,402	$601,194	$549,028	$613,010
Portfolio turnover rate J	24 % K	24%	28%	34% I

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2030 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 38.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	175,793	1,749,141
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	25,874,146	200,524,630
Fidelity Series Corporate Bond Fund (b)	15,945,718	148,614,096
Fidelity Series Emerging Markets Debt Fund (b)	2,329,413	18,565,419
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	587,450	5,245,930
Fidelity Series Floating Rate High Income Fund (b)	373,779	3,304,203
Fidelity Series Government Bond Index Fund (b)	26,209,684	240,866,996
Fidelity Series High Income Fund (b)	2,194,342	18,761,626
Fidelity Series International Developed Markets Bond Index Fund (b)	19,879,421	171,161,814
Fidelity Series Investment Grade Bond Fund (b)	22,704,769	228,637,023
Fidelity Series Investment Grade Securitized Fund (b)	16,030,408	143,792,763
Fidelity Series Long-Term Treasury Bond Index Fund (b)	30,090,752	166,100,952
Fidelity Series Real Estate Income Fund (b)	351,248	3,505,458
TOTAL BOND FUNDS (Cost $1,439,274,337)		1,350,830,051

Domestic Equity Funds - 34.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	15,951,818	274,690,307
Fidelity Series Commodity Strategy Fund (b)	75,047	7,040,926
Fidelity Series Large Cap Growth Index Fund (b)	7,617,957	174,222,681
Fidelity Series Large Cap Stock Fund (b)	7,143,877	160,308,607
Fidelity Series Large Cap Value Index Fund (b)	20,438,879	339,694,172
Fidelity Series Small Cap Core Fund (b)	7,236,405	78,370,263
Fidelity Series Small Cap Opportunities Fund (b)	2,620,094	34,925,847
Fidelity Series Value Discovery Fund (b)	7,812,010	122,570,441
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,021,887,876)		1,191,823,244

International Equity Funds - 26.7%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	4,044,272	64,627,473
Fidelity Series Emerging Markets Fund (b)	6,592,977	60,193,880
Fidelity Series Emerging Markets Opportunities Fund (b)	12,620,260	240,920,772
Fidelity Series International Growth Fund (b)	8,326,612	148,380,223
Fidelity Series International Index Fund (b)	4,508,738	57,666,763
Fidelity Series International Small Cap Fund (b)	2,712,945	45,279,045
Fidelity Series International Value Fund (b)	12,192,971	165,702,473
Fidelity Series Overseas Fund (b)	10,570,845	151,480,206
Fidelity Series Select International Small Cap Fund (b)	54,748	635,073
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $833,716,572)		934,885,908

Short-Term Funds - 0.0%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $367)	37	376

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/10/2025 (d)	4.25	390,000	389,586
US Treasury Bills 0% 4/17/2025 (d)	4.24 to 4.26	390,000	389,262
US Treasury Bills 0% 4/24/2025 (d)	4.26	2,290,000	2,283,805
US Treasury Bills 0% 4/3/2025 (d)	4.26	480,000	479,887
US Treasury Bills 0% 5/1/2025 (d)	4.23 to 4.24	3,150,000	3,138,890
US Treasury Bills 0% 5/29/2025 (d)	4.24	780,000	774,675
US Treasury Bills 0% 5/8/2025 (d)	4.26	90,000	89,608
US Treasury Bills 0% 6/12/2025 (d)	4.25	70,000	69,413
US Treasury Bills 0% 6/20/2025 (d)	4.24	70,000	69,346
US Treasury Bills 0% 6/26/2025 (d)	4.24	480,000	475,190
US Treasury Bills 0% 6/5/2025 (d)	4.21 to 4.25	350,000	347,349
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,507,234)			8,507,011

Money Market Funds - 0.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $11,771,886)	4.32	11,769,532	11,771,886

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,315,158,272)	3,497,818,476
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,695,842)
NET ASSETS - 100.0%	3,496,122,634

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	367	Jun 2025	44,339,105	(1,561,433)	(1,561,433)
ICE MSCI Emerging Markets Index Contracts (United States)	543	Jun 2025	30,158,220	(1,007,075)	(1,007,075)

TOTAL EQUITY CONTRACTS					(2,568,508)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	990	Jun 2025	110,106,563	2,092,921	2,092,921
CBOT Long Term US Treasury Bond Contracts (United States)	273	Jun 2025	32,017,781	656,729	656,729

TOTAL INTEREST RATE CONTRACTS					2,749,650

TOTAL PURCHASED					181,142

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	129	Jun 2025	36,463,463	286,150	286,150

TOTAL FUTURES CONTRACTS					467,292
The notional amount of futures purchased as a percentage of Net Assets is 6.2%
The notional amount of futures sold as a percentage of Net Assets is 1.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,507,011.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,337,806	76,173,523	66,739,422	203,305	(21)	-	11,771,886	11,769,532	0.0%
Total	2,337,806	76,173,523	66,739,422	203,305	(21)	-	11,771,886

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	582,785	21,315,381	20,236,201	367,047	35,333	51,843	1,749,141	175,793
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	106,959,180	100,205,589	9,413,522	4,747,559	(42,166)	2,781,046	200,524,630	25,874,146
Fidelity Series Blue Chip Growth Fund	173,797,243	167,192,204	50,726,704	18,279,546	977,084	(16,595,733)	274,690,307	15,951,818
Fidelity Series Canada Fund	42,148,204	27,427,965	6,689,417	1,576,574	(28,674)	1,757,432	64,627,473	4,044,272
Fidelity Series Commodity Strategy Fund	14,544,646	9,061,833	16,206,330	612,917	(8,102,550)	7,741,908	7,040,926	75,047
Fidelity Series Corporate Bond Fund	98,031,987	63,546,482	13,736,109	5,253,342	33,254	716,957	148,614,096	15,945,718
Fidelity Series Emerging Markets Debt Fund	11,189,066	8,190,129	910,159	798,826	9,336	83,844	18,565,419	2,329,413
Fidelity Series Emerging Markets Debt Local Currency Fund	3,475,019	2,029,640	231,763	188,536	896	(28,753)	5,245,930	587,450
Fidelity Series Emerging Markets Fund	44,047,884	25,225,089	10,905,574	1,335,888	(34,937)	1,849,671	60,193,880	6,592,977
Fidelity Series Emerging Markets Opportunities Fund	176,792,560	98,371,126	46,299,887	3,981,953	(633,335)	12,643,250	240,920,772	12,620,260
Fidelity Series Floating Rate High Income Fund	2,001,761	1,533,134	165,483	218,120	(199)	(65,609)	3,304,203	373,779
Fidelity Series Government Bond Index Fund	143,464,570	111,014,362	15,320,728	6,219,599	(123,993)	1,798,226	240,866,996	26,209,684
Fidelity Series Government Money Market Fund	10,242	739,632	749,874	6,009	-	-	-	-
Fidelity Series High Income Fund	11,236,521	8,874,126	1,378,878	941,856	(32,043)	61,299	18,761,626	2,194,342
Fidelity Series International Developed Markets Bond Index Fund	86,063,632	94,661,444	6,765,035	4,053,115	(7,991)	(2,819,059)	171,161,814	19,879,421
Fidelity Series International Growth Fund	105,753,041	69,379,594	20,347,963	4,944,103	523,115	(6,954,758)	148,380,223	8,326,612
Fidelity Series International Index Fund	40,037,710	23,871,601	7,367,694	1,351,676	(119,210)	1,234,001	57,666,763	4,508,738
Fidelity Series International Small Cap Fund	33,230,417	21,809,094	7,821,052	3,588,810	(253,799)	(1,693,656)	45,279,045	2,712,945
Fidelity Series International Value Fund	106,257,633	66,922,731	18,063,590	5,419,977	(258,013)	10,816,628	165,702,473	12,192,971
Fidelity Series Investment Grade Bond Fund	144,388,324	99,967,327	17,382,504	7,564,860	58,849	1,572,266	228,637,023	22,704,769
Fidelity Series Investment Grade Securitized Fund	95,149,879	61,503,583	14,093,097	5,059,891	(9,287)	1,220,960	143,792,763	16,030,408
Fidelity Series Large Cap Growth Index Fund	110,098,024	87,135,295	28,437,474	813,257	870,268	4,526,686	174,222,681	7,617,957
Fidelity Series Large Cap Stock Fund	116,649,527	75,797,711	34,373,064	9,435,354	2,867,980	(660,808)	160,308,607	7,143,877
Fidelity Series Large Cap Value Index Fund	208,514,079	171,296,727	47,992,745	8,773,992	852,806	6,966,805	339,694,172	20,438,879
Fidelity Series Long-Term Treasury Bond Index Fund	107,962,286	84,094,097	23,610,241	4,126,736	(2,855,079)	472,452	166,100,952	30,090,752
Fidelity Series Overseas Fund	106,000,652	64,300,885	20,559,146	2,664,931	(305,893)	2,016,601	151,480,206	10,570,845
Fidelity Series Real Estate Income Fund	2,149,093	1,472,589	183,415	157,503	1,533	65,062	3,505,458	351,248
Fidelity Series Select International Small Cap Fund	-	635,073	-	-	-	-	635,073	54,748
Fidelity Series Short-Term Credit Fund	307,407	366	305,846	367	6,815	(8,366)	376	37
Fidelity Series Small Cap Core Fund	2,021,726	92,041,528	8,122,827	744,202	112,382	(7,697,067)	78,370,263	7,236,405
Fidelity Series Small Cap Opportunities Fund	51,579,187	19,175,460	31,151,861	2,887,349	1,794,357	(6,477,616)	34,925,847	2,620,094
Fidelity Series Treasury Bill Index Fund	31,766	2,199,720	2,231,819	20,863	333	-	-	-
Fidelity Series Value Discovery Fund	77,014,435	64,063,021	17,224,067	4,986,092	412,902	(1,715,529)	122,570,441	7,812,010
	2,221,490,486	1,745,054,538	499,004,069	111,120,850	(4,249,926)	13,659,983	3,477,539,579

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Purchases and sales proceeds exclude the value of securities received and delivered through reorganization transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,350,830,051	1,350,830,051	-	-

Domestic Equity Funds	1,191,823,244	1,191,823,244	-	-

International Equity Funds	934,885,908	934,885,908	-	-

Short-Term Funds	376	376	-	-

U.S. Treasury Obligations	8,507,011	-	8,507,011	-

Money Market Funds	11,771,886	11,771,886	-	-
Total Investments in Securities:	3,497,818,476	3,489,311,465	8,507,011	-
Derivative Instruments:

Assets
Futures Contracts	3,035,800	3,035,800	-	-
Total Assets	3,035,800	3,035,800	-	-

Liabilities
Futures Contracts	(2,568,508)	(2,568,508)	-	-
Total Liabilities	(2,568,508)	(2,568,508)	-	-
Total Derivative Instruments:	467,292	467,292	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	286,150	(2,568,508)
Total Equity Risk	286,150	(2,568,508)
Interest Rate Risk
Futures Contracts (a)	2,749,650	0
Total Interest Rate Risk	2,749,650	0
Total Value of Derivatives	3,035,800	(2,568,508)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2030 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $8,507,234)	$8,507,011
Fidelity Central Funds (cost $11,771,886)	11,771,886
Other affiliated issuers (cost $3,294,879,152)	3,477,539,579

Total Investment in Securities (cost $3,315,158,272)		$3,497,818,476
Receivable for investments sold		30,141,798
Receivable for fund shares sold		2,651,931
Distributions receivable from Fidelity Central Funds		40,976
Receivable from investment adviser for expense reductions		974
Other receivables		77
Total assets		3,530,654,232
Liabilities
Payable for investments purchased	$28,955,997
Payable for fund shares redeemed	3,840,196
Accrued management fee	870,274
Distribution and service plan fees payable	9,978
Payable for daily variation margin on futures contracts	855,106
Other payables and accrued expenses	47
Total liabilities		34,531,598
Net Assets		$3,496,122,634
Net Assets consist of:
Paid in capital		$3,324,606,159
Total accumulated earnings (loss)		171,516,475
Net Assets		$3,496,122,634

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($25,278,289 ÷ 2,246,741 shares)(a)		$11.25
Maximum offering price per share (100/94.25 of $11.25)		$11.94
Class M :
Net Asset Value and redemption price per share ($3,107,885 ÷ 276,251 shares)(a)		$11.25
Maximum offering price per share (100/96.50 of $11.25)		$11.66
Class C :
Net Asset Value and offering price per share ($3,428,248 ÷ 308,219 shares)(a)		$11.12
Fidelity Freedom Blend 2030 Fund :
Net Asset Value, offering price and redemption price per share ($706,868,583 ÷ 62,472,356 shares)		$11.31
Class K :
Net Asset Value, offering price and redemption price per share ($79,232,153 ÷ 6,975,315 shares)		$11.36
Class K6 :
Net Asset Value, offering price and redemption price per share ($1,426,533,418 ÷ 125,119,088 shares)		$11.40
Class I :
Net Asset Value, offering price and redemption price per share ($36,198,253 ÷ 3,192,337 shares)		$11.34
Class Z :
Net Asset Value, offering price and redemption price per share ($12,188,885 ÷ 1,072,795 shares)		$11.36
Premier Class :
Net Asset Value, offering price and redemption price per share ($1,203,286,920 ÷ 105,777,315 shares)		$11.38
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$72,976,699
Interest		258,273
Income from Fidelity Central Funds		203,305
Total income		73,438,277
Expenses
Management fee	$7,300,882
Distribution and service plan fees	115,606
Independent trustees' fees and expenses	6,682
Miscellaneous	977
Total expenses before reductions	7,424,147
Expense reductions	(1,010)
Total expenses after reductions		7,423,137
Net Investment income (loss)		66,015,140
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	31
Fidelity Central Funds	(21)
Other affiliated issuers	(4,249,926)
Futures contracts	(1,289,184)
Capital gain distributions from underlying funds:
Affiliated issuers	38,144,151
Total net realized gain (loss)		32,605,051
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(139)
Affiliated issuers	13,659,983
Futures contracts	16,130
Total change in net unrealized appreciation (depreciation)		13,675,974
Net gain (loss)		46,281,025
Net increase (decrease) in net assets resulting from operations		$112,296,165
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$66,015,140	$48,440,101
Net realized gain (loss)	32,605,051	(1,120,756)
Change in net unrealized appreciation (depreciation)	13,675,974	223,726,624
Net increase (decrease) in net assets resulting from operations	112,296,165	271,045,969
Distributions to shareholders	(63,841,138)	(48,884,420)

Share transactions - net increase (decrease)	1,221,001,306	204,011,945
Total increase (decrease) in net assets	1,269,456,333	426,173,494

Net Assets
Beginning of period	2,226,666,301	1,800,492,807
End of period	$3,496,122,634	$2,226,666,301

Financial Highlights
Fidelity Advisor Freedom® Blend 2030 Fund Class A

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.93	$9.83	$11.11	$11.76	$8.81
Income from Investment Operations
Net investment income (loss) A,B	.23	.21	.23	.19	.10
Net realized and unrealized gain (loss)	.31	1.11	(1.03)	(.02)	3.36
Total from investment operations	.54	1.32	(.80)	.17	3.46
Distributions from net investment income	(.21)	(.21)	(.23)	(.26)	(.12)
Distributions from net realized gain	(.01)	(.01)	(.26)	(.56)	(.39)
Total distributions	(.22)	(.22)	(.48) C	(.82)	(.51)
Net asset value, end of period	$11.25	$10.93	$9.83	$11.11	$11.76
Total Return D,E	4.91%	13.55%	(7.03)%	1.05%	39.73%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.71%	.71%	.71%	.77%	.77%
Expenses net of fee waivers, if any	.71%	.71%	.71%	.77%	.77%
Expenses net of all reductions	.71%	.71%	.71%	.77%	.77%
Net investment income (loss)	2.00%	2.02%	2.39%	1.59%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$25,278	$22,388	$12,749	$9,930	$5,650
Portfolio turnover rate H	18 % I	18%	23%	29%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2030 Fund Class M

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.93	$9.82	$11.10	$11.76	$8.79
Income from Investment Operations
Net investment income (loss) A,B	.20	.18	.21	.16	.07
Net realized and unrealized gain (loss)	.31	1.12	(1.03)	(.02)	3.37
Total from investment operations	.51	1.30	(.82)	.14	3.44
Distributions from net investment income	(.18)	(.18)	(.20)	(.24)	(.09)
Distributions from net realized gain	(.01)	(.01)	(.26)	(.56)	(.38)
Total distributions	(.19)	(.19)	(.46)	(.80)	(.47)
Net asset value, end of period	$11.25	$10.93	$9.82	$11.10	$11.76
Total Return C,D	4.66%	13.29%	(7.28)%	.78%	39.53%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.96%	.96%	.96%	1.02%	1.02%
Expenses net of fee waivers, if any	.96%	.96%	.96%	1.02%	1.02%
Expenses net of all reductions	.96%	.96%	.96%	1.02%	1.02%
Net investment income (loss)	1.75%	1.77%	2.14%	1.34%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$3,108	$3,008	$2,585	$2,726	$2,306
Portfolio turnover rate G	18 % H	18%	23%	29%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2030 Fund Class C

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.83	$9.74	$11.02	$11.68	$8.77
Income from Investment Operations
Net investment income (loss) A,B	.14	.13	.16	.10	.01
Net realized and unrealized gain (loss)	.30	1.11	(1.02)	(.02)	3.35
Total from investment operations	.44	1.24	(.86)	.08	3.36
Distributions from net investment income	(.14)	(.14)	(.16)	(.19)	(.06)
Distributions from net realized gain	(.01)	(.01)	(.26)	(.55)	(.39)
Total distributions	(.15)	(.15)	(.42)	(.74)	(.45)
Net asset value, end of period	$11.12	$10.83	$9.74	$11.02	$11.68
Total Return C,D	4.05%	12.75%	(7.72)%	.35%	38.75%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.46%	1.46%	1.46%	1.52%	1.52%
Expenses net of fee waivers, if any	1.46%	1.46%	1.46%	1.52%	1.52%
Expenses net of all reductions	1.46%	1.46%	1.46%	1.52%	1.52%
Net investment income (loss)	1.24%	1.27%	1.64%	.84%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$3,428	$3,439	$2,798	$3,242	$3,003
Portfolio turnover rate G	18 % H	18%	23%	29%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2030 Fund

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$10.99	$9.87	$11.15	$11.80	$8.82
Income from Investment Operations
Net investment income (loss) A,B	.25	.23	.26	.22	.12
Net realized and unrealized gain (loss)	.31	1.12	(1.04)	(.01)	3.38
Total from investment operations	.56	1.35	(.78)	.21	3.50
Distributions from net investment income	(.24)	(.22)	(.24)	(.29)	(.13)
Distributions from net realized gain	(.01)	(.01)	(.26)	(.57)	(.39)
Total distributions	(.24) C	(.23)	(.50)	(.86)	(.52)
Net asset value, end of period	$11.31	$10.99	$9.87	$11.15	$11.80
Total Return D	5.13%	13.83%	(6.84)%	1.37%	40.16%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47% G	.46%	.46%	.52%	.52%
Expenses net of fee waivers, if any	.47 % G	.46%	.46%	.52%	.52%
Expenses net of all reductions	.47% G	.46%	.46%	.52%	.52%
Net investment income (loss)	2.24%	2.27%	2.64%	1.84%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$706,869	$128,200	$97,873	$91,428	$32,244
Portfolio turnover rate H	18 % I	18%	23%	29%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2030 Fund Class K

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.03	$9.90	$11.18	$11.82	$8.83
Income from Investment Operations
Net investment income (loss) A,B	.27	.24	.27	.23	.13
Net realized and unrealized gain (loss)	.31	1.13	(1.04)	(.02)	3.39
Total from investment operations	.58	1.37	(.77)	.21	3.52
Distributions from net investment income	(.25)	(.23)	(.25)	(.28)	(.14)
Distributions from net realized gain	(.01)	(.01)	(.26)	(.57)	(.39)
Total distributions	(.25) C	(.24)	(.51)	(.85)	(.53)
Net asset value, end of period	$11.36	$11.03	$9.90	$11.18	$11.82
Total Return D	5.31%	13.95%	(6.76)%	1.43%	40.29%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.36%	.36%	.36%	.42%	.42%
Expenses net of fee waivers, if any	.36%	.36%	.36%	.42%	.42%
Expenses net of all reductions	.36%	.36%	.36%	.42%	.42%
Net investment income (loss)	2.35%	2.37%	2.74%	1.94%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$79,232	$53,110	$43,937	$48,882	$31,624
Portfolio turnover rate G	18 % H	18%	23%	29%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2030 Fund Class K6

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.08	$9.94	$11.22	$11.84	$8.85
Income from Investment Operations
Net investment income (loss) A,B	.28	.25	.28	.25	.14
Net realized and unrealized gain (loss)	.30	1.14	(1.04)	(.02)	3.39
Total from investment operations	.58	1.39	(.76)	.23	3.53
Distributions from net investment income	(.26)	(.24)	(.26)	(.28)	(.15)
Distributions from net realized gain	(.01)	(.01)	(.26)	(.57)	(.39)
Total distributions	(.26) C	(.25)	(.52)	(.85)	(.54)
Net asset value, end of period	$11.40	$11.08	$9.94	$11.22	$11.84
Total Return D	5.30%	14.12%	(6.62)%	1.56%	40.33%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.26%	.26%	.26%	.32%	.32%
Expenses net of fee waivers, if any	.26%	.26%	.26%	.32%	.32%
Expenses net of all reductions	.26%	.26%	.26%	.32%	.32%
Net investment income (loss)	2.48%	2.47%	2.84%	2.04%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$1,426,533	$950,796	$707,260	$613,817	$1,111,589
Portfolio turnover rate G	18 % H	18%	23%	29%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2030 Fund Class I

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.01	$9.88	$11.16	$11.80	$8.82
Income from Investment Operations
Net investment income (loss) A,B	.26	.23	.26	.22	.12
Net realized and unrealized gain (loss)	.31	1.13	(1.04)	(.02)	3.38
Total from investment operations	.57	1.36	(.78)	.20	3.50
Distributions from net investment income	(.23)	(.22)	(.24)	(.28)	(.13)
Distributions from net realized gain	(.01)	(.01)	(.26)	(.57)	(.39)
Total distributions	(.24)	(.23)	(.50)	(.84) C	(.52)
Net asset value, end of period	$11.34	$11.01	$9.88	$11.16	$11.80
Total Return D	5.18%	13.85%	(6.85)%	1.35%	40.19%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.46%	.46%	.46%	.52%	.52%
Expenses net of fee waivers, if any	.46%	.46%	.46%	.52%	.52%
Expenses net of all reductions	.46%	.46%	.46%	.52%	.52%
Net investment income (loss)	2.25%	2.27%	2.64%	1.84%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$36,198	$36,663	$40,936	$37,047	$30,890
Portfolio turnover rate G	18 % H	18%	23%	29%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Advisor Freedom® Blend 2030 Fund Class Z

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.04	$9.91	$11.19	$11.84	$8.85
Income from Investment Operations
Net investment income (loss) A,B	.27	.24	.27	.23	.13
Net realized and unrealized gain (loss)	.30	1.14	(1.04)	(.01)	3.39
Total from investment operations	.57	1.38	(.77)	.22	3.52
Distributions from net investment income	(.25)	(.24)	(.25)	(.30)	(.14)
Distributions from net realized gain	(.01)	(.01)	(.26)	(.57)	(.39)
Total distributions	(.25) C	(.25)	(.51)	(.87)	(.53)
Net asset value, end of period	$11.36	$11.04	$9.91	$11.19	$11.84
Total Return D	5.20%	14.02%	(6.73)%	1.44%	40.22%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.36%	.36%	.36%	.42%	.42%
Expenses net of fee waivers, if any	.36%	.36%	.36%	.42%	.42%
Expenses net of all reductions	.36%	.36%	.36%	.42%	.42%
Net investment income (loss)	2.35%	2.37%	2.74%	1.94%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$12,189	$11,731	$5,564	$5,101	$290
Portfolio turnover rate G	18 % H	18%	23%	29%	30%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2030 Fund Premier Class

Years ended March 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.05	$9.92	$11.20	$12.04
Income from Investment Operations
Net investment income (loss) B,C	.28	.26	.28	.45
Net realized and unrealized gain (loss)	.32	1.12	(1.04)	(.41)
Total from investment operations	.60	1.38	(.76)	.04
Distributions from net investment income	(.26)	(.24)	(.27)	(.31)
Distributions from net realized gain	(.01)	(.01)	(.26)	(.57)
Total distributions	(.27)	(.25)	(.52) D	(.88)
Net asset value, end of period	$11.38	$11.05	$9.92	$11.20
Total Return E,F	5.44%	14.08%	(6.60)%	(.06)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.23%	.23%	.23%	.27% I
Expenses net of fee waivers, if any	.23%	.23%	.23%	.27% I
Expenses net of all reductions	.23%	.23%	.23%	.27% I
Net investment income (loss)	2.48%	2.50%	2.87%	3.76% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,203,287	$855,064	$710,791	$714,942
Portfolio turnover rate J	18 % K	18%	23%	29% I

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KThe portfolio turnover rate does not include the assets acquired in the reorganization.
Fidelity Freedom® Blend 2035 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 29.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	187,727	1,867,882
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	6,668,401	51,680,111
Fidelity Series Corporate Bond Fund (b)	13,102,360	122,113,999
Fidelity Series Emerging Markets Debt Fund (b)	2,495,504	19,889,164
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	623,748	5,570,069
Fidelity Series Floating Rate High Income Fund (b)	393,114	3,475,126
Fidelity Series Government Bond Index Fund (b)	21,536,264	197,918,267
Fidelity Series High Income Fund (b)	2,359,962	20,177,678
Fidelity Series International Developed Markets Bond Index Fund (b)	18,979,540	163,413,835
Fidelity Series Investment Grade Bond Fund (b)	18,656,201	187,867,948
Fidelity Series Investment Grade Securitized Fund (b)	13,172,000	118,152,844
Fidelity Series Long-Term Treasury Bond Index Fund (b)	34,938,419	192,860,071
Fidelity Series Real Estate Income Fund (b)	372,840	3,720,947
TOTAL BOND FUNDS (Cost $1,147,595,215)		1,088,707,941

Domestic Equity Funds - 39.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	19,814,467	341,205,129
Fidelity Series Commodity Strategy Fund (b)	80,149	7,519,576
Fidelity Series Large Cap Growth Index Fund (b)	9,477,264	216,745,033
Fidelity Series Large Cap Stock Fund (b)	8,890,779	199,509,078
Fidelity Series Large Cap Value Index Fund (b)	25,439,747	422,808,598
Fidelity Series Small Cap Core Fund (b)	9,040,707	97,910,862
Fidelity Series Small Cap Opportunities Fund (b)	3,265,940	43,534,981
Fidelity Series Value Discovery Fund (b)	9,752,813	153,021,636
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,266,903,637)		1,482,254,893

International Equity Funds - 30.5%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	5,013,873	80,121,684
Fidelity Series Emerging Markets Fund (b)	7,909,242	72,211,379
Fidelity Series Emerging Markets Opportunities Fund (b)	15,139,858	289,019,897
Fidelity Series International Growth Fund (b)	10,376,849	184,915,457
Fidelity Series International Index Fund (b)	5,570,006	71,240,371
Fidelity Series International Small Cap Fund (b)	3,034,004	50,637,520
Fidelity Series International Value Fund (b)	14,960,274	203,310,118
Fidelity Series Overseas Fund (b)	13,057,730	187,117,276
Fidelity Series Select International Small Cap Fund (b)	58,449	678,005
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,021,180,211)		1,139,251,707

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/10/2025 (d)	4.25	400,000	399,575
US Treasury Bills 0% 4/17/2025 (d)	4.24	60,000	59,886
US Treasury Bills 0% 4/24/2025 (d)	4.26	2,660,000	2,652,804
US Treasury Bills 0% 4/3/2025 (d)	4.26	690,000	689,837
US Treasury Bills 0% 5/1/2025 (d)	4.23 to 4.24	3,690,000	3,676,985
US Treasury Bills 0% 5/29/2025 (d)	4.24	250,000	248,293
US Treasury Bills 0% 5/8/2025 (d)	4.26	90,000	89,608
US Treasury Bills 0% 6/12/2025 (d)	4.23 to 4.25	90,000	89,246
US Treasury Bills 0% 6/20/2025 (d)	4.24	70,000	69,347
US Treasury Bills 0% 6/26/2025 (d)	4.24	670,000	663,286
US Treasury Bills 0% 6/5/2025 (d)	4.21 to 4.25	430,000	426,743
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,065,823)			9,065,610

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $13,542,683)	4.32	13,539,975	13,542,683

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $3,458,287,569)	3,732,822,834
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(2,672,096)
NET ASSETS - 100.0%	3,730,150,738

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	352	Jun 2025	42,526,880	(1,491,225)	(1,491,225)
ICE MSCI Emerging Markets Index Contracts (United States)	586	Jun 2025	32,546,440	(1,086,689)	(1,086,689)

TOTAL EQUITY CONTRACTS					(2,577,914)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	1,055	Jun 2025	117,335,781	2,344,070	2,344,070
CBOT Long Term US Treasury Bond Contracts (United States)	291	Jun 2025	34,128,844	747,921	747,921

TOTAL INTEREST RATE CONTRACTS					3,091,991

TOTAL PURCHASED					514,077

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	151	Jun 2025	42,682,038	332,846	332,846

TOTAL FUTURES CONTRACTS					846,923
The notional amount of futures purchased as a percentage of Net Assets is 6.0%
The notional amount of futures sold as a percentage of Net Assets is 1.1%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,065,610.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,427,675	83,626,531	72,511,505	220,217	(18)	-	13,542,683	13,539,975	0.0%
Total	2,427,675	83,626,531	72,511,505	220,217	(18)	-	13,542,683

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	789,022	23,336,603	22,363,990	412,821	46,026	60,221	1,867,882	187,727
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	15,710,820	36,605,825	1,270,335	1,057,537	(108,328)	742,129	51,680,111	6,668,401
Fidelity Series Blue Chip Growth Fund	230,451,459	194,958,304	65,814,931	23,829,649	1,750,715	(20,140,418)	341,205,129	19,814,467
Fidelity Series Canada Fund	54,850,485	30,034,605	6,969,294	2,063,669	(67,695)	2,273,583	80,121,684	5,013,873
Fidelity Series Commodity Strategy Fund	16,094,392	9,158,488	17,341,826	676,141	(8,476,762)	8,085,284	7,519,576	80,149
Fidelity Series Corporate Bond Fund	75,644,109	52,697,601	6,803,855	4,231,865	31,017	545,127	122,113,999	13,102,360
Fidelity Series Emerging Markets Debt Fund	12,407,997	8,034,590	667,482	883,649	7,555	106,504	19,889,164	2,495,504
Fidelity Series Emerging Markets Debt Local Currency Fund	3,809,140	1,968,523	169,905	208,793	588	(38,277)	5,570,069	623,748
Fidelity Series Emerging Markets Fund	54,658,983	26,661,293	11,221,420	1,711,603	116,639	1,995,884	72,211,379	7,909,242
Fidelity Series Emerging Markets Opportunities Fund	219,381,008	106,333,235	51,268,647	5,053,817	334,209	14,240,092	289,019,897	15,139,858
Fidelity Series Floating Rate High Income Fund	2,173,549	1,493,088	121,360	236,139	(193)	(69,958)	3,475,126	393,114
Fidelity Series Government Bond Index Fund	110,736,944	94,118,144	8,291,683	5,020,026	(38,902)	1,393,764	197,918,267	21,536,264
Fidelity Series Government Money Market Fund	11,432	1,020,590	1,032,022	8,042	-	-	-	-
Fidelity Series High Income Fund	12,469,047	8,841,113	1,174,323	1,044,620	(7,591)	49,432	20,177,678	2,359,962
Fidelity Series International Developed Markets Bond Index Fund	74,990,662	95,488,988	4,266,316	3,813,024	(2,196)	(2,797,303)	163,413,835	18,979,540
Fidelity Series International Growth Fund	137,622,579	77,411,047	22,181,959	6,471,482	750,026	(8,686,236)	184,915,457	10,376,849
Fidelity Series International Index Fund	52,103,862	26,333,128	8,643,696	1,769,160	(76,588)	1,523,665	71,240,371	5,570,006
Fidelity Series International Small Cap Fund	36,715,962	21,300,223	5,153,657	4,047,440	45,396	(2,270,404)	50,637,520	3,034,004
Fidelity Series International Value Fund	138,279,865	74,496,125	22,910,788	7,096,213	(342,237)	13,787,153	203,310,118	14,960,274
Fidelity Series Investment Grade Bond Fund	111,449,870	84,318,475	9,216,405	6,101,403	45,985	1,270,023	187,867,948	18,656,201
Fidelity Series Investment Grade Securitized Fund	73,422,608	50,950,120	7,191,803	4,081,501	16,734	955,185	118,152,844	13,172,000
Fidelity Series Large Cap Growth Index Fund	145,999,157	99,486,850	36,761,141	1,065,576	1,183,451	6,836,716	216,745,033	9,477,264
Fidelity Series Large Cap Stock Fund	154,671,199	86,267,483	44,930,808	12,285,268	3,952,887	(451,683)	199,509,078	8,890,779
Fidelity Series Large Cap Value Index Fund	276,491,722	192,132,985	56,683,830	11,445,210	1,122,089	9,745,632	422,808,598	25,439,747
Fidelity Series Long-Term Treasury Bond Index Fund	129,218,257	91,981,209	25,542,849	4,981,406	(3,117,948)	321,402	192,860,071	34,938,419
Fidelity Series Overseas Fund	137,945,123	72,858,310	25,998,014	3,488,094	(399,974)	2,711,831	187,117,276	13,057,730
Fidelity Series Real Estate Income Fund	2,341,792	1,427,759	121,368	170,800	1,537	71,227	3,720,947	372,840
Fidelity Series Select International Small Cap Fund	-	678,005	-	-	-	-	678,005	58,449
Fidelity Series Short-Term Credit Fund	369,296	-	367,421	424	7,799	(9,674)	-	-
Fidelity Series Small Cap Core Fund	2,746,601	115,832,707	11,237,401	976,072	225,577	(9,656,622)	97,910,862	9,040,707
Fidelity Series Small Cap Opportunities Fund	68,385,197	22,706,430	41,521,892	3,763,003	2,421,318	(8,456,072)	43,534,981	3,265,940
Fidelity Series Treasury Bill Index Fund	34,713	2,300,235	2,336,117	21,604	1,169	-	-	-
Fidelity Series Value Discovery Fund	102,113,452	73,660,554	21,197,608	6,453,774	424,950	(1,979,712)	153,021,636	9,752,813
	2,454,090,304	1,784,892,635	540,774,146	124,469,825	(152,747)	12,158,495	3,710,214,541

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	1,088,707,941	1,088,707,941	-	-

Domestic Equity Funds	1,482,254,893	1,482,254,893	-	-

International Equity Funds	1,139,251,707	1,139,251,707	-	-

U.S. Treasury Obligations	9,065,610	-	9,065,610	-

Money Market Funds	13,542,683	13,542,683	-	-
Total Investments in Securities:	3,732,822,834	3,723,757,224	9,065,610	-
Derivative Instruments:

Assets
Futures Contracts	3,424,837	3,424,837	-	-
Total Assets	3,424,837	3,424,837	-	-

Liabilities
Futures Contracts	(2,577,914)	(2,577,914)	-	-
Total Liabilities	(2,577,914)	(2,577,914)	-	-
Total Derivative Instruments:	846,923	846,923	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	332,846	(2,577,914)
Total Equity Risk	332,846	(2,577,914)
Interest Rate Risk
Futures Contracts (a)	3,091,991	0
Total Interest Rate Risk	3,091,991	0
Total Value of Derivatives	3,424,837	(2,577,914)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2035 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $9,065,823)	$9,065,610
Fidelity Central Funds (cost $13,542,683)	13,542,683
Other affiliated issuers (cost $3,435,679,063)	3,710,214,541

Total Investment in Securities (cost $3,458,287,569)		$3,732,822,834
Receivable for investments sold		32,718,932
Receivable for fund shares sold		3,492,196
Distributions receivable from Fidelity Central Funds		47,079
Other receivables		84
Total assets		3,769,081,125
Liabilities
Payable for investments purchased	$33,974,853
Payable for fund shares redeemed	3,129,779
Accrued management fee	920,338
Distribution and service plan fees payable	10,526
Payable for daily variation margin on futures contracts	894,833
Other payables and accrued expenses	58
Total liabilities		38,930,387
Net Assets		$3,730,150,738
Net Assets consist of:
Paid in capital		$3,462,114,674
Total accumulated earnings (loss)		268,036,064
Net Assets		$3,730,150,738

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($29,696,409 ÷ 2,516,810 shares)(a)		$11.80
Maximum offering price per share (100/94.25 of $11.80)		$12.52
Class M :
Net Asset Value and redemption price per share ($3,640,673 ÷ 309,650 shares)(a)		$11.76
Maximum offering price per share (100/96.50 of $11.76)		$12.19
Class C :
Net Asset Value and offering price per share ($3,311,103 ÷ 284,909 shares)(a)		$11.62
Fidelity Freedom Blend 2035 Fund :
Net Asset Value, offering price and redemption price per share ($630,421,611 ÷ 53,100,715 shares)		$11.87
Class K :
Net Asset Value, offering price and redemption price per share ($50,067,826 ÷ 4,200,379 shares)		$11.92
Class K6 :
Net Asset Value, offering price and redemption price per share ($1,567,830,134 ÷ 130,936,787 shares)		$11.97
Class I :
Net Asset Value, offering price and redemption price per share ($34,543,706 ÷ 2,906,706 shares)		$11.88
Class Z :
Net Asset Value, offering price and redemption price per share ($3,714,331 ÷ 311,874 shares)		$11.91
Premier Class :
Net Asset Value, offering price and redemption price per share ($1,406,924,945 ÷ 117,755,184 shares)		$11.95
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$75,218,585
Interest		285,584
Income from Fidelity Central Funds		220,217
Total income		75,724,386
Expenses
Management fee	$8,215,386
Distribution and service plan fees	120,309
Independent trustees' fees and expenses	7,394
Miscellaneous	6
Total expenses before reductions	8,343,095
Expense reductions	(35)
Total expenses after reductions		8,343,060
Net Investment income (loss)		67,381,326
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	27
Fidelity Central Funds	(18)
Other affiliated issuers	(152,747)
Futures contracts	(2,181,335)
Capital gain distributions from underlying funds:
Affiliated issuers	49,251,240
Total net realized gain (loss)		46,917,167
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(124)
Affiliated issuers	12,158,495
Futures contracts	354,374
Total change in net unrealized appreciation (depreciation)		12,512,745
Net gain (loss)		59,429,912
Net increase (decrease) in net assets resulting from operations		$126,811,238
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$67,381,326	$47,307,319
Net realized gain (loss)	46,917,167	(167,587)
Change in net unrealized appreciation (depreciation)	12,512,745	302,728,895
Net increase (decrease) in net assets resulting from operations	126,811,238	349,868,627
Distributions to shareholders	(78,785,539)	(49,083,882)

Share transactions - net increase (decrease)	1,222,341,024	285,762,869
Total increase (decrease) in net assets	1,270,366,723	586,547,614

Net Assets
Beginning of period	2,459,784,015	1,873,236,401
End of period	$3,730,150,738	$2,459,784,015

Financial Highlights
Fidelity Advisor Freedom® Blend 2035 Fund Class A

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.48	$10.04	$11.42	$12.05	$8.46
Income from Investment Operations
Net investment income (loss) A,B	.22	.19	.21	.18	.10
Net realized and unrealized gain (loss)	.36	1.46	(1.05)	.14	4.03
Total from investment operations	.58	1.65	(.84)	.32	4.13
Distributions from net investment income	(.20)	(.19)	(.22)	(.28)	(.12)
Distributions from net realized gain	(.05)	(.02)	(.31)	(.67)	(.42)
Total distributions	(.26) C	(.21)	(.54) C	(.95)	(.54)
Net asset value, end of period	$11.80	$11.48	$10.04	$11.42	$12.05
Total Return D,E	5.02%	16.51%	(7.23)%	2.19%	49.46%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.72%	.72%	.73%	.78%	.78%
Expenses net of fee waivers, if any	.72%	.72%	.73%	.78%	.78%
Expenses net of all reductions	.72%	.72%	.73%	.78%	.78%
Net investment income (loss)	1.82%	1.79%	2.14%	1.46%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$29,696	$23,639	$13,309	$6,186	$2,089
Portfolio turnover rate H	18%	17%	19%	24%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2035 Fund Class M

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.45	$10.01	$11.39	$12.01	$8.46
Income from Investment Operations
Net investment income (loss) A,B	.19	.16	.18	.15	.07
Net realized and unrealized gain (loss)	.35	1.46	(1.05)	.14	4.02
Total from investment operations	.54	1.62	(.87)	.29	4.09
Distributions from net investment income	(.18)	(.16)	(.19)	(.24)	(.12)
Distributions from net realized gain	(.05)	(.02)	(.31)	(.67)	(.41)
Total distributions	(.23)	(.18)	(.51) C	(.91)	(.54) C
Net asset value, end of period	$11.76	$11.45	$10.01	$11.39	$12.01
Total Return D,E	4.74%	16.28%	(7.51)%	2.00%	48.92%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.97%	.97%	.98%	1.03%	1.03%
Expenses net of fee waivers, if any	.97%	.97%	.98%	1.03%	1.03%
Expenses net of all reductions	.97%	.97%	.98%	1.03%	1.03%
Net investment income (loss)	1.57%	1.55%	1.89%	1.21%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$3,641	$3,027	$2,874	$1,913	$887
Portfolio turnover rate H	18%	17%	19%	24%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2035 Fund Class C

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.33	$9.93	$11.30	$11.96	$8.44
Income from Investment Operations
Net investment income (loss) A,B	.12	.11	.13	.09	.02
Net realized and unrealized gain (loss)	.35	1.44	(1.03)	.12	4.00
Total from investment operations	.47	1.55	(.90)	.21	4.02
Distributions from net investment income	(.13)	(.13)	(.16)	(.21)	(.09)
Distributions from net realized gain	(.05)	(.02)	(.31)	(.67)	(.41)
Total distributions	(.18)	(.15)	(.47)	(.87) C	(.50)
Net asset value, end of period	$11.62	$11.33	$9.93	$11.30	$11.96
Total Return D,E	4.17%	15.64%	(7.85)%	1.36%	48.25%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.47%	1.47%	1.48%	1.53%	1.54% H
Expenses net of fee waivers, if any	1.47%	1.47%	1.48%	1.53%	1.54% H
Expenses net of all reductions	1.47%	1.47%	1.48%	1.53%	1.54% H
Net investment income (loss)	1.07%	1.04%	1.39%	.71%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$3,311	$3,100	$2,301	$1,958	$1,362
Portfolio turnover rate I	18%	17%	19%	24%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2035 Fund

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.55	$10.09	$11.45	$12.07	$8.48
Income from Investment Operations
Net investment income (loss) A,B	.24	.22	.24	.21	.13
Net realized and unrealized gain (loss)	.36	1.46	(1.06)	.14	4.03
Total from investment operations	.60	1.68	(.82)	.35	4.16
Distributions from net investment income	(.23)	(.21)	(.23)	(.30)	(.14)
Distributions from net realized gain	(.05)	(.02)	(.31)	(.68)	(.43)
Total distributions	(.28)	(.22) C	(.54)	(.97) C	(.57)
Net asset value, end of period	$11.87	$11.55	$10.09	$11.45	$12.07
Total Return D	5.22%	16.82%	(6.99)%	2.48%	49.72%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.47%	.47%	.48%	.53%	.53%
Expenses net of fee waivers, if any	.47%	.47%	.48%	.53%	.53%
Expenses net of all reductions	.47%	.47%	.48%	.53%	.53%
Net investment income (loss)	2.06%	2.04%	2.39%	1.71%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$630,422	$187,807	$127,296	$109,569	$37,661
Portfolio turnover rate G	18%	17%	19%	24%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2035 Fund Class K

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.59	$10.12	$11.48	$12.09	$8.48
Income from Investment Operations
Net investment income (loss) A,B	.26	.23	.25	.22	.14
Net realized and unrealized gain (loss)	.36	1.47	(1.06)	.14	4.04
Total from investment operations	.62	1.70	(.81)	.36	4.18
Distributions from net investment income	(.24)	(.21)	(.23)	(.29)	(.14)
Distributions from net realized gain	(.05)	(.02)	(.31)	(.68)	(.43)
Total distributions	(.29)	(.23)	(.55) C	(.97)	(.57)
Net asset value, end of period	$11.92	$11.59	$10.12	$11.48	$12.09
Total Return D	5.40%	16.91%	(6.91)%	2.55%	49.96%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.37%	.37%	.38%	.43%	.43%
Expenses net of fee waivers, if any	.37%	.37%	.38%	.43%	.43%
Expenses net of all reductions	.37%	.37%	.38%	.43%	.43%
Net investment income (loss)	2.17%	2.14%	2.49%	1.81%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$50,068	$36,927	$29,257	$35,991	$24,728
Portfolio turnover rate G	18%	17%	19%	24%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2035 Fund Class K6

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.64	$10.17	$11.53	$12.12	$8.50
Income from Investment Operations
Net investment income (loss) A,B	.28	.24	.26	.24	.15
Net realized and unrealized gain (loss)	.36	1.47	(1.06)	.13	4.04
Total from investment operations	.64	1.71	(.80)	.37	4.19
Distributions from net investment income	(.25)	(.22)	(.24)	(.28)	(.15)
Distributions from net realized gain	(.05)	(.02)	(.31)	(.68)	(.43)
Total distributions	(.31) C	(.24)	(.56) C	(.96)	(.57) C
Net asset value, end of period	$11.97	$11.64	$10.17	$11.53	$12.12
Total Return D	5.49%	16.97%	(6.79)%	2.62%	50.08%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.27%	.27%	.28%	.33%	.33%
Expenses net of fee waivers, if any	.27%	.27%	.28%	.33%	.33%
Expenses net of all reductions	.27%	.27%	.28%	.33%	.33%
Net investment income (loss)	2.28%	2.24%	2.59%	1.91%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$1,567,830	$1,001,075	$690,861	$562,284	$1,067,514
Portfolio turnover rate G	18%	17%	19%	24%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2035 Fund Class I

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.56	$10.09	$11.46	$12.07	$8.48
Income from Investment Operations
Net investment income (loss) A,B	.25	.22	.24	.21	.13
Net realized and unrealized gain (loss)	.35	1.47	(1.07)	.14	4.02
Total from investment operations	.60	1.69	(.83)	.35	4.15
Distributions from net investment income	(.23)	(.20)	(.23)	(.28)	(.13)
Distributions from net realized gain	(.05)	(.02)	(.31)	(.68)	(.43)
Total distributions	(.28)	(.22)	(.54)	(.96)	(.56)
Net asset value, end of period	$11.88	$11.56	$10.09	$11.46	$12.07
Total Return C	5.21%	16.87%	(7.03)%	2.47%	49.67%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.47%	.47%	.48%	.53%	.53%
Expenses net of fee waivers, if any	.47%	.47%	.48%	.53%	.53%
Expenses net of all reductions	.47%	.47%	.48%	.53%	.53%
Net investment income (loss)	2.07%	2.05%	2.39%	1.71%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$34,544	$34,472	$32,413	$24,436	$17,238
Portfolio turnover rate F	18%	17%	19%	24%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2035 Fund Class Z

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.58	$10.12	$11.49	$12.10	$8.49
Income from Investment Operations
Net investment income (loss) A,B	.26	.23	.25	.22	.14
Net realized and unrealized gain (loss)	.36	1.47	(1.06)	.14	4.03
Total from investment operations	.62	1.70	(.81)	.36	4.17
Distributions from net investment income	(.24)	(.22)	(.24)	(.29)	(.14)
Distributions from net realized gain	(.05)	(.02)	(.31)	(.69)	(.43)
Total distributions	(.29)	(.24)	(.56) C	(.97) C	(.56) C
Net asset value, end of period	$11.91	$11.58	$10.12	$11.49	$12.10
Total Return D	5.40%	16.90%	(6.90)%	2.58%	49.87%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.37%	.37%	.38%	.43%	.43%
Expenses net of fee waivers, if any	.37%	.37%	.38%	.43%	.43%
Expenses net of all reductions	.37%	.37%	.38%	.43%	.43%
Net investment income (loss)	2.17%	2.14%	2.49%	1.81%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$3,714	$3,389	$1,738	$1,262	$345
Portfolio turnover rate G	18%	17%	19%	24%	27%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2035 Fund Premier Class

Years ended March 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$11.62	$10.15	$11.50	$12.36
Income from Investment Operations
Net investment income (loss) B,C	.28	.24	.26	.46
Net realized and unrealized gain (loss)	.36	1.47	(1.05)	(.33)
Total from investment operations	.64	1.71	(.79)	.13
Distributions from net investment income	(.26)	(.23)	(.24)	(.31)
Distributions from net realized gain	(.05)	(.02)	(.31)	(.68)
Total distributions	(.31)	(.24) D	(.56) D	(.99)
Net asset value, end of period	$11.95	$11.62	$10.15	$11.50
Total Return E,F	5.54%	17.04%	(6.70)%	.65%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.23%	.23%	.24%	.28% I
Expenses net of fee waivers, if any	.23%	.23%	.24%	.28% I
Expenses net of all reductions	.23%	.23%	.24%	.28% I
Net investment income (loss)	2.31%	2.28%	2.63%	3.75% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,406,925	$978,508	$772,627	$750,109
Portfolio turnover rate J	18%	17%	19%	24%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2040 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 14.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	176,351	1,754,697
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	218,564	1,693,868
Fidelity Series Corporate Bond Fund (b)	3,769,699	35,133,594
Fidelity Series Emerging Markets Debt Fund (b)	2,328,309	18,556,624
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	603,905	5,392,874
Fidelity Series Floating Rate High Income Fund (b)	391,029	3,456,700
Fidelity Series Government Bond Index Fund (b)	6,249,036	57,428,644
Fidelity Series High Income Fund (b)	2,216,976	18,955,144
Fidelity Series International Developed Markets Bond Index Fund (b)	9,245,433	79,603,183
Fidelity Series Investment Grade Bond Fund (b)	5,426,504	54,644,897
Fidelity Series Investment Grade Securitized Fund (b)	3,821,681	34,280,476
Fidelity Series Long-Term Treasury Bond Index Fund (b)	33,785,640	186,496,735
Fidelity Series Real Estate Income Fund (b)	352,356	3,516,513
TOTAL BOND FUNDS (Cost $531,585,031)		500,913,949

Domestic Equity Funds - 48.7%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	22,805,239	392,706,211
Fidelity Series Commodity Strategy Fund (b)	75,294	7,064,095
Fidelity Series Large Cap Growth Index Fund (b)	10,935,997	250,106,247
Fidelity Series Large Cap Stock Fund (b)	10,265,619	230,360,500
Fidelity Series Large Cap Value Index Fund (b)	29,228,740	485,781,655
Fidelity Series Small Cap Core Fund (b)	10,358,308	112,180,477
Fidelity Series Small Cap Opportunities Fund (b)	3,742,062	49,881,689
Fidelity Series Value Discovery Fund (b)	11,175,414	175,342,253
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,471,990,570)		1,703,423,127

International Equity Funds - 36.5%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	5,729,149	91,551,795
Fidelity Series Emerging Markets Fund (b)	8,741,886	79,813,417
Fidelity Series Emerging Markets Opportunities Fund (b)	16,733,746	319,447,218
Fidelity Series International Growth Fund (b)	11,942,791	212,820,542
Fidelity Series International Index Fund (b)	6,364,298	81,399,366
Fidelity Series International Small Cap Fund (b)	2,903,366	48,457,184
Fidelity Series International Value Fund (b)	16,857,977	229,099,905
Fidelity Series Overseas Fund (b)	14,919,666	213,798,809
Fidelity Series Select International Small Cap Fund (b)	54,925	637,134
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,152,108,294)		1,277,025,370

U.S. Treasury Obligations - 0.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/10/2025 (d)	4.25	420,000	419,554
US Treasury Bills 0% 4/17/2025 (d)	4.24 to 4.25	90,000	89,830
US Treasury Bills 0% 4/24/2025 (d)	4.26	2,350,000	2,343,642
US Treasury Bills 0% 4/3/2025 (d)	4.26	690,000	689,837
US Treasury Bills 0% 5/1/2025 (d)	4.23 to 4.24	3,630,000	3,617,197
US Treasury Bills 0% 5/29/2025 (d)	4.24	200,000	198,635
US Treasury Bills 0% 5/8/2025 (d)	4.26	80,000	79,652
US Treasury Bills 0% 6/12/2025 (d)	4.23 to 4.25	90,000	89,246
US Treasury Bills 0% 6/20/2025 (d)	4.24	70,000	69,346
US Treasury Bills 0% 6/26/2025 (d)	4.24	770,000	762,284
US Treasury Bills 0% 6/5/2025 (d)	4.21 to 4.25	330,000	327,500
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,686,922)			8,686,723

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $13,312,212)	4.32	13,309,550	13,312,212

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $3,177,683,029)	3,503,361,381
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(3,096,628)
NET ASSETS - 100.0%	3,500,264,753

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	308	Jun 2025	37,211,020	(1,299,839)	(1,299,839)
ICE MSCI Emerging Markets Index Contracts (United States)	530	Jun 2025	29,436,200	(973,405)	(973,405)

TOTAL EQUITY CONTRACTS					(2,273,244)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	989	Jun 2025	109,995,344	2,264,820	2,264,820
CBOT Long Term US Treasury Bond Contracts (United States)	273	Jun 2025	32,017,781	731,577	731,577

TOTAL INTEREST RATE CONTRACTS					2,996,397

TOTAL PURCHASED					723,153

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	155	Jun 2025	43,812,688	338,654	338,654

TOTAL FUTURES CONTRACTS					1,061,807
The notional amount of futures purchased as a percentage of Net Assets is 5.9%
The notional amount of futures sold as a percentage of Net Assets is 1.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,686,723.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,242,574	79,583,654	68,513,997	212,248	(19)	-	13,312,212	13,309,550	0.0%
Total	2,242,574	79,583,654	68,513,997	212,248	(19)	-	13,312,212

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,128,037	21,899,448	21,368,071	399,677	32,555	62,728	1,754,697	176,351
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,069,316	652,145	49,697	43,894	227	21,877	1,693,868	218,564
Fidelity Series Blue Chip Growth Fund	264,260,152	220,323,797	70,893,979	27,409,001	2,112,069	(23,095,828)	392,706,211	22,805,239
Fidelity Series Canada Fund	61,840,744	32,786,380	5,467,060	2,419,726	(70,497)	2,462,228	91,551,795	5,729,149
Fidelity Series Commodity Strategy Fund	15,502,544	8,185,362	16,259,149	641,955	(7,522,400)	7,157,738	7,064,095	75,294
Fidelity Series Corporate Bond Fund	18,010,627	19,680,107	2,691,035	1,118,045	(40,588)	174,483	35,133,594	3,769,699
Fidelity Series Emerging Markets Debt Fund	11,848,756	7,140,587	537,873	839,713	5,944	99,210	18,556,624	2,328,309
Fidelity Series Emerging Markets Debt Local Currency Fund	3,769,047	1,803,602	136,914	207,534	370	(43,231)	5,392,874	603,905
Fidelity Series Emerging Markets Fund	58,836,693	28,330,922	9,516,418	1,922,524	27,722	2,134,498	79,813,417	8,741,886
Fidelity Series Emerging Markets Opportunities Fund	236,492,544	113,931,783	46,315,136	5,688,199	275,252	15,062,775	319,447,218	16,733,746
Fidelity Series Floating Rate High Income Fund	2,243,507	1,381,836	97,795	241,787	(185)	(70,663)	3,456,700	391,029
Fidelity Series Government Bond Index Fund	26,478,008	34,012,585	3,431,160	1,336,007	(51,605)	420,816	57,428,644	6,249,036
Fidelity Series Government Money Market Fund	9,159	756,226	765,385	7,365	-	-	-	-
Fidelity Series High Income Fund	12,101,922	7,958,332	1,147,490	1,004,688	(8,365)	50,745	18,955,144	2,216,976
Fidelity Series International Developed Markets Bond Index Fund	21,181,294	61,386,868	1,319,255	1,598,598	(16,947)	(1,628,777)	79,603,183	9,245,433
Fidelity Series International Growth Fund	155,178,738	85,748,181	18,798,101	7,587,952	542,042	(9,850,318)	212,820,542	11,942,791
Fidelity Series International Index Fund	58,751,190	29,016,009	7,978,449	2,074,082	(79,888)	1,690,504	81,399,366	6,364,298
Fidelity Series International Small Cap Fund	34,582,957	19,836,539	3,737,006	3,939,122	(18,876)	(2,206,430)	48,457,184	2,903,366
Fidelity Series International Value Fund	155,915,541	81,269,906	23,377,313	8,316,913	(136,411)	15,428,182	229,099,905	16,857,977
Fidelity Series Investment Grade Bond Fund	26,648,991	31,973,879	4,322,814	1,619,161	(51,132)	395,973	54,644,897	5,426,504
Fidelity Series Investment Grade Securitized Fund	17,476,355	19,199,782	2,650,506	1,080,297	(24,763)	279,608	34,280,476	3,821,681
Fidelity Series Large Cap Growth Index Fund	167,465,226	112,452,344	39,089,675	1,243,786	1,269,469	8,008,883	250,106,247	10,935,997
Fidelity Series Large Cap Stock Fund	177,337,953	96,473,948	47,431,873	14,233,319	4,101,389	(120,917)	230,360,500	10,265,619
Fidelity Series Large Cap Value Index Fund	317,076,251	214,214,384	57,850,779	13,392,227	1,682,848	10,658,951	485,781,655	29,228,740
Fidelity Series Long-Term Treasury Bond Index Fund	123,020,303	88,642,333	22,438,154	4,857,351	(3,204,360)	476,613	186,496,735	33,785,640
Fidelity Series Overseas Fund	155,540,087	78,847,301	23,103,782	4,089,598	(327,470)	2,842,673	213,798,809	14,919,666
Fidelity Series Real Estate Income Fund	2,244,238	1,304,032	101,136	163,973	1,380	67,999	3,516,513	352,356
Fidelity Series Select International Small Cap Fund	-	637,134	-	-	-	-	637,134	54,925
Fidelity Series Short-Term Credit Fund	290,629	-	289,154	334	6,201	(7,676)	-	-
Fidelity Series Small Cap Core Fund	3,203,140	132,266,565	12,177,048	1,143,500	167,681	(11,279,861)	112,180,477	10,358,308
Fidelity Series Small Cap Opportunities Fund	78,353,698	25,185,525	46,473,076	4,338,923	2,135,280	(9,319,738)	49,881,689	3,742,062
Fidelity Series Treasury Bill Index Fund	29,735	2,416,822	2,447,508	21,188	951	-	-	-
Fidelity Series Value Discovery Fund	117,034,120	83,044,236	22,822,573	7,533,884	514,400	(2,427,930)	175,342,253	11,175,414
	2,324,921,502	1,662,758,900	515,085,364	120,514,323	1,322,293	7,445,115	3,481,362,446

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	500,913,949	500,913,949	-	-

Domestic Equity Funds	1,703,423,127	1,703,423,127	-	-

International Equity Funds	1,277,025,370	1,277,025,370	-	-

U.S. Treasury Obligations	8,686,723	-	8,686,723	-

Money Market Funds	13,312,212	13,312,212	-	-
Total Investments in Securities:	3,503,361,381	3,494,674,658	8,686,723	-
Derivative Instruments:

Assets
Futures Contracts	3,335,051	3,335,051	-	-
Total Assets	3,335,051	3,335,051	-	-

Liabilities
Futures Contracts	(2,273,244)	(2,273,244)	-	-
Total Liabilities	(2,273,244)	(2,273,244)	-	-
Total Derivative Instruments:	1,061,807	1,061,807	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	338,654	(2,273,244)
Total Equity Risk	338,654	(2,273,244)
Interest Rate Risk
Futures Contracts (a)	2,996,397	0
Total Interest Rate Risk	2,996,397	0
Total Value of Derivatives	3,335,051	(2,273,244)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2040 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $8,686,922)	$8,686,723
Fidelity Central Funds (cost $13,312,212)	13,312,212
Other affiliated issuers (cost $3,155,683,895)	3,481,362,446

Total Investment in Securities (cost $3,177,683,029)		$3,503,361,381
Receivable for investments sold		37,359,523
Receivable for fund shares sold		3,387,473
Distributions receivable from Fidelity Central Funds		46,190
Other receivables		82
Total assets		3,544,154,649
Liabilities
Payable for investments purchased	$37,666,858
Payable for fund shares redeemed	4,463,975
Accrued management fee	894,792
Distribution and service plan fees payable	9,061
Payable for daily variation margin on futures contracts	855,156
Other payables and accrued expenses	54
Total liabilities		43,889,896
Net Assets		$3,500,264,753
Net Assets consist of:
Paid in capital		$3,179,731,987
Total accumulated earnings (loss)		320,532,766
Net Assets		$3,500,264,753

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($22,716,244 ÷ 1,848,694 shares)(a)		$12.29
Maximum offering price per share (100/94.25 of $12.29)		$13.04
Class M :
Net Asset Value and redemption price per share ($3,518,259 ÷ 286,614 shares)(a)		$12.28
Maximum offering price per share (100/96.50 of $12.28)		$12.73
Class C :
Net Asset Value and offering price per share ($3,312,766 ÷ 274,339 shares)(a)		$12.08
Fidelity Freedom Blend 2040 Fund :
Net Asset Value, offering price and redemption price per share ($591,602,881 ÷ 47,797,162 shares)		$12.38
Class K :
Net Asset Value, offering price and redemption price per share ($48,618,194 ÷ 3,908,238 shares)		$12.44
Class K6 :
Net Asset Value, offering price and redemption price per share ($1,447,206,374 ÷ 115,791,147 shares)		$12.50
Class I :
Net Asset Value, offering price and redemption price per share ($34,365,359 ÷ 2,772,038 shares)		$12.40
Class Z :
Net Asset Value, offering price and redemption price per share ($8,903,081 ÷ 714,746 shares)		$12.46
Premier Class :
Net Asset Value, offering price and redemption price per share ($1,340,021,595 ÷ 107,411,763 shares)		$12.48
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$64,053,323
Interest		275,614
Income from Fidelity Central Funds		212,248
Total income		64,541,185
Expenses
Management fee	$8,219,731
Distribution and service plan fees	100,301
Independent trustees' fees and expenses	7,064
Miscellaneous	6
Total expenses before reductions	8,327,102
Expense reductions	(91)
Total expenses after reductions		8,327,011
Net Investment income (loss)		56,214,174
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	27
Fidelity Central Funds	(19)
Other affiliated issuers	1,322,293
Futures contracts	(2,181,965)
Capital gain distributions from underlying funds:
Affiliated issuers	56,461,000
Total net realized gain (loss)		55,601,336
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(118)
Affiliated issuers	7,445,115
Futures contracts	571,661
Total change in net unrealized appreciation (depreciation)		8,016,658
Net gain (loss)		63,617,994
Net increase (decrease) in net assets resulting from operations		$119,832,168
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$56,214,174	$38,381,847
Net realized gain (loss)	55,601,336	(2,637,694)
Change in net unrealized appreciation (depreciation)	8,016,658	342,218,034
Net increase (decrease) in net assets resulting from operations	119,832,168	377,962,187
Distributions to shareholders	(77,783,794)	(40,508,311)

Share transactions - net increase (decrease)	1,128,017,413	317,499,021
Total increase (decrease) in net assets	1,170,065,787	654,952,897

Net Assets
Beginning of period	2,330,198,966	1,675,246,069
End of period	$3,500,264,753	$2,330,198,966

Financial Highlights
Fidelity Advisor Freedom® Blend 2040 Fund Class A

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.95	$10.16	$11.62	$12.24	$8.27
Income from Investment Operations
Net investment income (loss) A,B	.19	.17	.20	.17	.10
Net realized and unrealized gain (loss)	.43	1.81	(1.08)	.25	4.43
Total from investment operations	.62	1.98	(.88)	.42	4.53
Distributions from net investment income	(.19)	(.18)	(.22)	(.28)	(.13)
Distributions from net realized gain	(.09)	(.02)	(.36)	(.76)	(.43)
Total distributions	(.28)	(.19) C	(.58)	(1.04)	(.56)
Net asset value, end of period	$12.29	$11.95	$10.16	$11.62	$12.24
Total Return D,E	5.19%	19.65%	(7.38)%	2.97%	55.55%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.73%	.73%	.74%	.79%	.79%
Expenses net of fee waivers, if any	.73%	.73%	.74%	.79%	.79%
Expenses net of all reductions	.73%	.73%	.74%	.79%	.79%
Net investment income (loss)	1.54%	1.54%	2.05%	1.39%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$22,716	$19,061	$10,150	$5,920	$2,843
Portfolio turnover rate H	18%	15%	18%	22%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2040 Fund Class M

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.95	$10.16	$11.62	$12.24	$8.28
Income from Investment Operations
Net investment income (loss) A,B	.16	.14	.18	.14	.07
Net realized and unrealized gain (loss)	.43	1.81	(1.08)	.25	4.43
Total from investment operations	.59	1.95	(.90)	.39	4.50
Distributions from net investment income	(.17)	(.15)	(.20)	(.25)	(.11)
Distributions from net realized gain	(.09)	(.02)	(.36)	(.76)	(.43)
Total distributions	(.26)	(.16) C	(.56)	(1.01)	(.54)
Net asset value, end of period	$12.28	$11.95	$10.16	$11.62	$12.24
Total Return D,E	4.92%	19.33%	(7.59)%	2.72%	55.06%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.98%	.98%	.99%	1.04%	1.04%
Expenses net of fee waivers, if any	.98%	.98%	.99%	1.04%	1.04%
Expenses net of all reductions	.98%	.98%	.99%	1.04%	1.04%
Net investment income (loss)	1.28%	1.29%	1.79%	1.14%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$3,518	$2,454	$1,733	$1,381	$853
Portfolio turnover rate H	18%	15%	18%	22%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2040 Fund Class C

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.78	$10.03	$11.50	$12.15	$8.25
Income from Investment Operations
Net investment income (loss) A,B	.10	.08	.13	.08	.02
Net realized and unrealized gain (loss)	.42	1.80	(1.07)	.24	4.39
Total from investment operations	.52	1.88	(.94)	.32	4.41
Distributions from net investment income	(.12)	(.11)	(.17)	(.21)	(.09)
Distributions from net realized gain	(.09)	(.02)	(.36)	(.76)	(.43)
Total distributions	(.22) C	(.13)	(.53)	(.97)	(.51) C
Net asset value, end of period	$12.08	$11.78	$10.03	$11.50	$12.15
Total Return D,E	4.37%	18.80%	(8.05)%	2.19%	54.23%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.48%	1.48%	1.49%	1.54%	1.55%
Expenses net of fee waivers, if any	1.48%	1.48%	1.49%	1.54%	1.55%
Expenses net of all reductions	1.48%	1.48%	1.49%	1.54%	1.55%
Net investment income (loss)	.79%	.79%	1.29%	.64%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$3,313	$3,256	$2,670	$2,207	$1,451
Portfolio turnover rate H	18%	15%	18%	22%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2040 Fund

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.03	$10.21	$11.66	$12.28	$8.29
Income from Investment Operations
Net investment income (loss) A,B	.22	.19	.23	.20	.12
Net realized and unrealized gain (loss)	.43	1.84	(1.09)	.26	4.44
Total from investment operations	.65	2.03	(.86)	.46	4.56
Distributions from net investment income	(.21)	(.19)	(.23)	(.31)	(.14)
Distributions from net realized gain	(.09)	(.02)	(.36)	(.77)	(.44)
Total distributions	(.30)	(.21)	(.59)	(1.08)	(.57) C
Net asset value, end of period	$12.38	$12.03	$10.21	$11.66	$12.28
Total Return D	5.44%	19.97%	(7.17)%	3.27%	55.89%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.48%	.48%	.49%	.54%	.54%
Expenses net of fee waivers, if any	.48%	.48%	.49%	.54%	.54%
Expenses net of all reductions	.48%	.48%	.49%	.54%	.54%
Net investment income (loss)	1.78%	1.79%	2.30%	1.64%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$591,603	$221,527	$131,293	$117,037	$33,442
Portfolio turnover rate G	18%	15%	18%	22%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2040 Fund Class K

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.09	$10.25	$11.70	$12.30	$8.30
Income from Investment Operations
Net investment income (loss) A,B	.24	.20	.24	.22	.13
Net realized and unrealized gain (loss)	.42	1.85	(1.09)	.26	4.45
Total from investment operations	.66	2.05	(.85)	.48	4.58
Distributions from net investment income	(.22)	(.19)	(.24)	(.30)	(.14)
Distributions from net realized gain	(.09)	(.02)	(.36)	(.77)	(.43)
Total distributions	(.31)	(.21)	(.60)	(1.08) C	(.58) C
Net asset value, end of period	$12.44	$12.09	$10.25	$11.70	$12.30
Total Return D	5.50%	20.11%	(7.07)%	3.39%	55.97%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.38%	.38%	.39%	.44%	.44%
Expenses net of fee waivers, if any	.38%	.38%	.39%	.44%	.44%
Expenses net of all reductions	.38%	.38%	.39%	.44%	.44%
Net investment income (loss)	1.89%	1.89%	2.40%	1.74%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$48,618	$30,797	$24,872	$27,424	$19,429
Portfolio turnover rate G	18%	15%	18%	22%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2040 Fund Class K6

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.14	$10.30	$11.75	$12.33	$8.32
Income from Investment Operations
Net investment income (loss) A,B	.25	.22	.25	.23	.15
Net realized and unrealized gain (loss)	.44	1.84	(1.10)	.25	4.45
Total from investment operations	.69	2.06	(.85)	.48	4.60
Distributions from net investment income	(.24)	(.20)	(.24)	(.29)	(.15)
Distributions from net realized gain	(.09)	(.02)	(.36)	(.78)	(.44)
Total distributions	(.33)	(.22)	(.60)	(1.06) C	(.59)
Net asset value, end of period	$12.50	$12.14	$10.30	$11.75	$12.33
Total Return D	5.67%	20.16%	(6.98)%	3.46%	56.11%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.28%	.28%	.29%	.34%	.34%
Expenses net of fee waivers, if any	.28%	.28%	.29%	.34%	.34%
Expenses net of all reductions	.28%	.28%	.29%	.34%	.34%
Net investment income (loss)	2.00%	1.99%	2.50%	1.84%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$1,447,206	$929,284	$611,076	$509,486	$972,867
Portfolio turnover rate G	18%	15%	18%	22%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2040 Fund Class I

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.04	$10.22	$11.67	$12.28	$8.30
Income from Investment Operations
Net investment income (loss) A,B	.22	.19	.23	.21	.12
Net realized and unrealized gain (loss)	.44	1.83	(1.08)	.25	4.44
Total from investment operations	.66	2.02	(.85)	.46	4.56
Distributions from net investment income	(.21)	(.18)	(.23)	(.30)	(.14)
Distributions from net realized gain	(.09)	(.02)	(.36)	(.77)	(.44)
Total distributions	(.30)	(.20)	(.60) C	(1.07)	(.58)
Net asset value, end of period	$12.40	$12.04	$10.22	$11.67	$12.28
Total Return D	5.47%	19.89%	(7.10)%	3.23%	55.73%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.48%	.48%	.49%	.54%	.54%
Expenses net of fee waivers, if any	.48%	.48%	.49%	.54%	.54%
Expenses net of all reductions	.48%	.48%	.49%	.54%	.54%
Net investment income (loss)	1.79%	1.79%	2.30%	1.64%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$34,365	$33,703	$30,849	$19,664	$11,759
Portfolio turnover rate G	18%	15%	18%	22%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2040 Fund Class Z

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.10	$10.27	$11.72	$12.33	$8.32
Income from Investment Operations
Net investment income (loss) A,B	.24	.21	.24	.22	.13
Net realized and unrealized gain (loss)	.43	1.84	(1.09)	.26	4.45
Total from investment operations	.67	2.05	(.85)	.48	4.58
Distributions from net investment income	(.22)	(.20)	(.23)	(.30)	(.14)
Distributions from net realized gain	(.09)	(.02)	(.36)	(.78)	(.43)
Total distributions	(.31)	(.22)	(.60) C	(1.09) C	(.57)
Net asset value, end of period	$12.46	$12.10	$10.27	$11.72	$12.33
Total Return D	5.56%	20.06%	(7.07)%	3.38%	55.93%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.38%	.38%	.39%	.44%	.44%
Expenses net of fee waivers, if any	.38%	.38%	.39%	.44%	.44%
Expenses net of all reductions	.38%	.38%	.39%	.44%	.44%
Net investment income (loss)	1.89%	1.89%	2.40%	1.74%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$8,903	$7,431	$3,728	$3,618	$138
Portfolio turnover rate G	18%	15%	18%	22%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2040 Fund Premier Class

Years ended March 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.12	$10.28	$11.72	$12.60
Income from Investment Operations
Net investment income (loss) B,C	.26	.22	.25	.48
Net realized and unrealized gain (loss)	.43	1.84	(1.08)	(.26)
Total from investment operations	.69	2.06	(.83)	.22
Distributions from net investment income	(.24)	(.21)	(.24)	(.33)
Distributions from net realized gain	(.09)	(.02)	(.36)	(.78)
Total distributions	(.33)	(.22) D	(.61) D	(1.10) D
Net asset value, end of period	$12.48	$12.12	$10.28	$11.72
Total Return E,F	5.72%	20.22%	(6.90)%	1.28%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.24%	.24%	.25%	.29% I
Expenses net of fee waivers, if any	.24%	.24%	.25%	.29% I
Expenses net of all reductions	.24%	.24%	.25%	.29% I
Net investment income (loss)	2.03%	2.03%	2.54%	3.87% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,340,022	$914,542	$704,498	$688,642
Portfolio turnover rate J	18%	15%	18%	22%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2045 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 6.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	202,608	1,570,210
Fidelity Series Corporate Bond Fund (b)	3,378	31,481
Fidelity Series Emerging Markets Debt Fund (b)	2,086,820	16,631,956
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	537,080	4,796,122
Fidelity Series Floating Rate High Income Fund (b)	348,733	3,082,798
Fidelity Series Government Bond Index Fund (b)	17,753	163,151
Fidelity Series High Income Fund (b)	1,978,077	16,912,555
Fidelity Series International Developed Markets Bond Index Fund (b)	3,481,458	29,975,351
Fidelity Series Investment Grade Bond Fund (b)	10,849	109,248
Fidelity Series Investment Grade Securitized Fund (b)	3,521	31,580
Fidelity Series Long-Term Treasury Bond Index Fund (b)	24,699,615	136,341,875
Fidelity Series Real Estate Income Fund (b)	314,385	3,137,559
TOTAL BOND FUNDS (Cost $235,213,364)		212,783,886

Domestic Equity Funds - 53.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	22,267,951	383,454,121
Fidelity Series Commodity Strategy Fund (b)	67,181	6,302,929
Fidelity Series Large Cap Growth Index Fund (b)	10,674,904	244,135,065
Fidelity Series Large Cap Stock Fund (b)	10,019,693	224,841,922
Fidelity Series Large Cap Value Index Fund (b)	28,559,940	474,666,211
Fidelity Series Small Cap Core Fund (b)	10,120,312	109,602,981
Fidelity Series Small Cap Opportunities Fund (b)	3,656,024	48,734,798
Fidelity Series Value Discovery Fund (b)	10,917,588	171,296,956
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,452,721,039)		1,663,034,983

International Equity Funds - 39.3%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	5,588,022	89,296,584
Fidelity Series Emerging Markets Fund (b)	8,364,808	76,370,699
Fidelity Series Emerging Markets Opportunities Fund (b)	16,011,914	305,667,434
Fidelity Series International Growth Fund (b)	11,655,967	207,709,337
Fidelity Series International Index Fund (b)	6,207,754	79,397,175
Fidelity Series International Small Cap Fund (b)	2,444,045	40,791,110
Fidelity Series International Value Fund (b)	16,160,158	219,616,544
Fidelity Series Overseas Fund (b)	14,552,712	208,540,364
Fidelity Series Select International Small Cap Fund (b)	48,975	568,107
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,111,656,673)		1,227,957,354

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/10/2025 (d)	4.25	260,000	259,724
US Treasury Bills 0% 4/17/2025 (d)	4.24	40,000	39,924
US Treasury Bills 0% 4/24/2025 (d)	4.26	1,730,000	1,725,320
US Treasury Bills 0% 4/3/2025 (d)	4.26	780,000	779,816
US Treasury Bills 0% 5/1/2025 (d)	4.23 to 4.24	3,610,000	3,597,268
US Treasury Bills 0% 5/15/2025 (d)	4.28	30,000	29,844
US Treasury Bills 0% 5/29/2025 (d)	4.24	550,000	546,245
US Treasury Bills 0% 5/8/2025 (d)	4.26	70,000	69,695
US Treasury Bills 0% 6/12/2025 (d)	4.23 to 4.25	360,000	356,983
US Treasury Bills 0% 6/20/2025 (d)	4.24	60,000	59,440
US Treasury Bills 0% 6/26/2025 (d)	4.24	530,000	524,689
US Treasury Bills 0% 6/5/2025 (d)	4.21 to 4.25	480,000	476,364
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,465,517)			8,465,312

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $11,011,438)	4.32	11,009,236	11,011,438

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,819,068,031)	3,123,252,973
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,740,947)
NET ASSETS - 100.0%	3,121,512,026

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	311	Jun 2025	37,573,465	(1,317,309)	(1,317,309)
ICE MSCI Emerging Markets Index Contracts (United States)	503	Jun 2025	27,936,620	(922,740)	(922,740)

TOTAL EQUITY CONTRACTS					(2,240,049)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	436	Jun 2025	48,491,375	1,018,478	1,018,478
CBOT Long Term US Treasury Bond Contracts (United States)	647	Jun 2025	75,880,969	1,782,130	1,782,130

TOTAL INTEREST RATE CONTRACTS					2,800,608

TOTAL PURCHASED					560,559

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	135	Jun 2025	38,159,438	295,845	295,845

TOTAL FUTURES CONTRACTS					856,404
The notional amount of futures purchased as a percentage of Net Assets is 6.1%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,465,312.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,950,260	77,741,930	68,680,725	189,329	(27)	-	11,011,438	11,009,236	0.0%
Total	1,950,260	77,741,930	68,680,725	189,329	(27)	-	11,011,438

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,004,554	18,951,468	20,007,972	323,779	56,184	(4,234)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,011,768	579,393	41,601	41,637	149	20,501	1,570,210	202,608
Fidelity Series Blue Chip Growth Fund	250,485,006	216,324,020	62,588,671	26,347,967	1,550,580	(22,316,814)	383,454,121	22,267,951
Fidelity Series Canada Fund	58,029,702	33,603,677	4,556,295	2,365,224	(42,037)	2,261,537	89,296,584	5,588,022
Fidelity Series Commodity Strategy Fund	13,758,499	7,330,042	14,452,504	576,720	(6,451,157)	6,118,049	6,302,929	67,181
Fidelity Series Corporate Bond Fund	-	578,100	551,187	1,810	4,711	(143)	31,481	3,378
Fidelity Series Emerging Markets Debt Fund	10,516,077	6,473,829	452,837	756,224	4,190	90,697	16,631,956	2,086,820
Fidelity Series Emerging Markets Debt Local Currency Fund	3,343,811	1,610,198	115,140	186,858	(251)	(42,496)	4,796,122	537,080
Fidelity Series Emerging Markets Fund	54,484,705	27,928,877	7,961,231	1,848,035	1,644	1,916,704	76,370,699	8,364,808
Fidelity Series Emerging Markets Opportunities Fund	219,881,668	109,777,772	38,064,374	5,486,697	(225,260)	14,297,628	305,667,434	16,011,914
Fidelity Series Floating Rate High Income Fund	1,994,812	1,233,439	82,246	216,769	(118)	(63,089)	3,082,798	348,733
Fidelity Series Government Bond Index Fund	-	1,255,164	1,094,441	2,917	1,999	429	163,151	17,753
Fidelity Series Government Money Market Fund	5,149	710,272	715,421	6,575	-	-	-	-
Fidelity Series High Income Fund	10,740,891	7,206,287	1,072,576	899,841	10,011	27,942	16,912,555	1,978,077
Fidelity Series International Developed Markets Bond Index Fund	-	31,334,584	470,907	445,037	(2,529)	(885,797)	29,975,351	3,481,458
Fidelity Series International Growth Fund	146,251,401	83,703,872	13,029,018	7,465,427	105,198	(9,322,116)	207,709,337	11,655,967
Fidelity Series International Index Fund	55,113,484	28,777,578	6,033,542	2,025,171	(81,366)	1,621,021	79,397,175	6,207,754
Fidelity Series International Small Cap Fund	30,872,435	17,421,151	5,458,435	3,549,263	(194,789)	(1,849,252)	40,791,110	2,444,045
Fidelity Series International Value Fund	147,358,808	77,471,335	19,881,650	8,159,897	15,489	14,652,562	219,616,544	16,160,158
Fidelity Series Investment Grade Bond Fund	-	1,147,029	1,043,355	3,327	5,467	107	109,248	10,849
Fidelity Series Investment Grade Securitized Fund	-	568,698	540,205	1,638	3,121	(34)	31,580	3,521
Fidelity Series Large Cap Growth Index Fund	158,593,575	110,878,316	33,938,642	1,210,268	1,048,508	7,553,308	244,135,065	10,674,904
Fidelity Series Large Cap Stock Fund	168,348,694	92,724,461	39,842,330	13,742,134	3,476,448	134,649	224,841,922	10,019,693
Fidelity Series Large Cap Value Index Fund	300,999,376	207,929,631	45,825,063	13,161,009	1,249,943	10,312,324	474,666,211	28,559,940
Fidelity Series Long-Term Treasury Bond Index Fund	99,577,937	67,301,557	28,513,984	3,692,667	(5,690,417)	3,666,782	136,341,875	24,699,615
Fidelity Series Overseas Fund	146,591,358	76,272,757	16,628,510	4,023,768	(261,706)	2,566,465	208,540,364	14,552,712
Fidelity Series Real Estate Income Fund	1,995,074	1,162,862	82,246	147,011	1,049	60,820	3,137,559	314,385
Fidelity Series Select International Small Cap Fund	-	568,107	-	-	-	-	568,107	48,975
Fidelity Series Short-Term Credit Fund	378,439	-	376,518	434	8,626	(10,547)	-	-
Fidelity Series Small Cap Core Fund	3,043,633	127,044,240	9,370,802	1,127,303	120,002	(11,234,092)	109,602,981	10,120,312
Fidelity Series Small Cap Opportunities Fund	74,276,214	24,202,219	42,635,163	4,178,596	1,713,475	(8,821,947)	48,734,798	3,656,024
Fidelity Series Treasury Bill Index Fund	23,455	2,083,604	2,107,202	20,502	143	-	-	-
Fidelity Series Value Discovery Fund	110,717,142	81,257,117	18,668,873	7,384,771	433,807	(2,442,237)	171,296,956	10,917,588
	2,069,397,667	1,465,411,656	436,202,941	109,399,276	(3,138,886)	8,308,727	3,103,776,223

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	212,783,886	212,783,886	-	-

Domestic Equity Funds	1,663,034,983	1,663,034,983	-	-

International Equity Funds	1,227,957,354	1,227,957,354	-	-

U.S. Treasury Obligations	8,465,312	-	8,465,312	-

Money Market Funds	11,011,438	11,011,438	-	-
Total Investments in Securities:	3,123,252,973	3,114,787,661	8,465,312	-
Derivative Instruments:

Assets
Futures Contracts	3,096,453	3,096,453	-	-
Total Assets	3,096,453	3,096,453	-	-

Liabilities
Futures Contracts	(2,240,049)	(2,240,049)	-	-
Total Liabilities	(2,240,049)	(2,240,049)	-	-
Total Derivative Instruments:	856,404	856,404	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	295,845	(2,240,049)
Total Equity Risk	295,845	(2,240,049)
Interest Rate Risk
Futures Contracts (a)	2,800,608	0
Total Interest Rate Risk	2,800,608	0
Total Value of Derivatives	3,096,453	(2,240,049)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2045 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $8,465,517)	$8,465,312
Fidelity Central Funds (cost $11,011,438)	11,011,438
Other affiliated issuers (cost $2,799,591,076)	3,103,776,223

Total Investment in Securities (cost $2,819,068,031)		$3,123,252,973
Receivable for investments sold		36,079,058
Receivable for fund shares sold		3,286,301
Distributions receivable from Fidelity Central Funds		39,391
Other receivables		76
Total assets		3,162,657,799
Liabilities
Payable for investments purchased	$37,474,829
Payable for fund shares redeemed	2,146,794
Accrued management fee	802,784
Distribution and service plan fees payable	8,820
Payable for daily variation margin on futures contracts	712,498
Other payables and accrued expenses	48
Total liabilities		41,145,773
Net Assets		$3,121,512,026
Net Assets consist of:
Paid in capital		$2,822,420,784
Total accumulated earnings (loss)		299,091,242
Net Assets		$3,121,512,026

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($20,698,971 ÷ 1,667,661 shares)(a)		$12.41
Maximum offering price per share (100/94.25 of $12.41)		$13.17
Class M :
Net Asset Value and redemption price per share ($3,277,911 ÷ 265,001 shares)(a)		$12.37
Maximum offering price per share (100/96.50 of $12.37)		$12.82
Class C :
Net Asset Value and offering price per share ($3,569,052 ÷ 292,817 shares)(a)		$12.19
Fidelity Freedom Blend 2045 Fund :
Net Asset Value, offering price and redemption price per share ($417,606,390 ÷ 33,424,748 shares)		$12.49
Class K :
Net Asset Value, offering price and redemption price per share ($33,010,601 ÷ 2,631,005 shares)		$12.55
Class K6 :
Net Asset Value, offering price and redemption price per share ($1,306,965,200 ÷ 103,655,693 shares)		$12.61
Class I :
Net Asset Value, offering price and redemption price per share ($38,803,435 ÷ 3,106,242 shares)		$12.49
Class Z :
Net Asset Value, offering price and redemption price per share ($6,524,442 ÷ 519,653 shares)		$12.56
Premier Class :
Net Asset Value, offering price and redemption price per share ($1,291,056,024 ÷ 102,624,268 shares)		$12.58
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$54,979,321
Interest		255,670
Income from Fidelity Central Funds		189,329
Total income		55,424,320
Expenses
Management fee	$7,494,708
Distribution and service plan fees	100,781
Independent trustees' fees and expenses	6,346
Miscellaneous	4
Total expenses before reductions	7,601,839
Expense reductions	(46)
Total expenses after reductions		7,601,793
Net Investment income (loss)		47,822,527
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	20
Fidelity Central Funds	(27)
Other affiliated issuers	(3,138,886)
Futures contracts	(2,243,574)
Capital gain distributions from underlying funds:
Affiliated issuers	54,419,955
Total net realized gain (loss)		49,037,488
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(130)
Affiliated issuers	8,308,727
Futures contracts	274,001
Total change in net unrealized appreciation (depreciation)		8,582,598
Net gain (loss)		57,620,086
Net increase (decrease) in net assets resulting from operations		$105,442,613
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$47,822,527	$32,632,856
Net realized gain (loss)	49,037,488	(3,324,152)
Change in net unrealized appreciation (depreciation)	8,582,598	319,495,940
Net increase (decrease) in net assets resulting from operations	105,442,613	348,804,644
Distributions to shareholders	(67,442,718)	(36,726,946)

Share transactions - net increase (decrease)	1,009,158,060	296,321,015
Total increase (decrease) in net assets	1,047,157,955	608,398,713

Net Assets
Beginning of period	2,074,354,071	1,465,955,358
End of period	$3,121,512,026	$2,074,354,071

Financial Highlights
Fidelity Advisor Freedom® Blend 2045 Fund Class A

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.06	$10.18	$11.64	$12.26	$8.29
Income from Investment Operations
Net investment income (loss) A,B	.18	.16	.20	.17	.10
Net realized and unrealized gain (loss)	.44	1.92	(1.07)	.26	4.42
Total from investment operations	.62	2.08	(.87)	.43	4.52
Distributions from net investment income	(.18)	(.17)	(.22)	(.28)	(.12)
Distributions from net realized gain	(.09)	(.03)	(.37)	(.77)	(.43)
Total distributions	(.27)	(.20)	(.59)	(1.05)	(.55)
Net asset value, end of period	$12.41	$12.06	$10.18	$11.64	$12.26
Total Return C,D	5.15%	20.59%	(7.27)%	3.02%	55.30%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.74%	.74%	.74%	.79%	.79%
Expenses net of fee waivers, if any	.74%	.74%	.74%	.79%	.79%
Expenses net of all reductions	.74%	.74%	.74%	.79%	.79%
Net investment income (loss)	1.43%	1.47%	2.05%	1.38%	.89%
Supplemental Data
Net assets, end of period (000 omitted)	$20,699	$15,911	$7,582	$3,782	$1,963
Portfolio turnover rate G	17%	13%	16%	21%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2045 Fund Class M

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.03	$10.15	$11.61	$12.23	$8.27
Income from Investment Operations
Net investment income (loss) A,B	.15	.13	.18	.14	.07
Net realized and unrealized gain (loss)	.44	1.92	(1.08)	.26	4.42
Total from investment operations	.59	2.05	(.90)	.40	4.49
Distributions from net investment income	(.16)	(.14)	(.19)	(.25)	(.10)
Distributions from net realized gain	(.09)	(.03)	(.37)	(.77)	(.43)
Total distributions	(.25)	(.17)	(.56)	(1.02)	(.53)
Net asset value, end of period	$12.37	$12.03	$10.15	$11.61	$12.23
Total Return C,D	4.90%	20.35%	(7.55)%	2.78%	55.04%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.99%	.99%	.99%	1.04%	1.04%
Expenses net of fee waivers, if any	.99%	.99%	.99%	1.04%	1.04%
Expenses net of all reductions	.99%	.99%	.99%	1.04%	1.04%
Net investment income (loss)	1.18%	1.22%	1.80%	1.13%	.64%
Supplemental Data
Net assets, end of period (000 omitted)	$3,278	$3,136	$2,301	$2,547	$1,787
Portfolio turnover rate G	17%	13%	16%	21%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2045 Fund Class C

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.87	$10.03	$11.50	$12.16	$8.26
Income from Investment Operations
Net investment income (loss) A,B	.08	.08	.13	.08	.02
Net realized and unrealized gain (loss)	.44	1.89	(1.07)	.25	4.40
Total from investment operations	.52	1.97	(.94)	.33	4.42
Distributions from net investment income	(.11)	(.10)	(.16)	(.22)	(.09)
Distributions from net realized gain	(.09)	(.03)	(.37)	(.77)	(.42)
Total distributions	(.20)	(.13)	(.53)	(.99)	(.52) C
Net asset value, end of period	$12.19	$11.87	$10.03	$11.50	$12.16
Total Return D,E	4.39%	19.78%	(8.03)%	2.21%	54.21%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.49%	1.49%	1.49%	1.54%	1.54%
Expenses net of fee waivers, if any	1.49%	1.49%	1.49%	1.54%	1.54%
Expenses net of all reductions	1.49%	1.49%	1.49%	1.54%	1.54%
Net investment income (loss)	.68%	.72%	1.30%	.63%	.14%
Supplemental Data
Net assets, end of period (000 omitted)	$3,569	$3,417	$2,728	$2,380	$1,151
Portfolio turnover rate H	17%	13%	16%	21%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2045 Fund

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.13	$10.22	$11.67	$12.29	$8.30
Income from Investment Operations
Net investment income (loss) A,B	.21	.19	.23	.20	.12
Net realized and unrealized gain (loss)	.44	1.93	(1.08)	.26	4.44
Total from investment operations	.65	2.12	(.85)	.46	4.56
Distributions from net investment income	(.20)	(.18)	(.23)	(.31)	(.14)
Distributions from net realized gain	(.09)	(.03)	(.37)	(.77)	(.44)
Total distributions	(.29)	(.21)	(.60)	(1.08)	(.57) C
Net asset value, end of period	$12.49	$12.13	$10.22	$11.67	$12.29
Total Return D	5.38%	20.94%	(7.08)%	3.27%	55.82%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.49%	.49%	.49%	.54%	.54%
Expenses net of fee waivers, if any	.49%	.49%	.49%	.54%	.54%
Expenses net of all reductions	.49%	.49%	.49%	.54%	.54%
Net investment income (loss)	1.68%	1.72%	2.30%	1.63%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$417,606	$140,492	$78,179	$63,196	$23,283
Portfolio turnover rate G	17%	13%	16%	21%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2045 Fund Class K

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.18	$10.25	$11.69	$12.30	$8.30
Income from Investment Operations
Net investment income (loss) A,B	.23	.20	.24	.22	.13
Net realized and unrealized gain (loss)	.44	1.94	(1.08)	.25	4.45
Total from investment operations	.67	2.14	(.84)	.47	4.58
Distributions from net investment income	(.21)	(.19)	(.23)	(.31)	(.15)
Distributions from net realized gain	(.09)	(.03)	(.37)	(.77)	(.43)
Total distributions	(.30)	(.21) C	(.60)	(1.08)	(.58)
Net asset value, end of period	$12.55	$12.18	$10.25	$11.69	$12.30
Total Return D	5.49%	21.09%	(6.94)%	3.35%	56.03%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.39%	.39%	.39%	.44%	.44%
Expenses net of fee waivers, if any	.39%	.39%	.39%	.44%	.44%
Expenses net of all reductions	.39%	.39%	.39%	.44%	.44%
Net investment income (loss)	1.78%	1.82%	2.40%	1.73%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$33,011	$25,058	$19,815	$24,152	$20,125
Portfolio turnover rate G	17%	13%	16%	21%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2045 Fund Class K6

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.24	$10.30	$11.75	$12.33	$8.32
Income from Investment Operations
Net investment income (loss) A,B	.24	.21	.25	.23	.15
Net realized and unrealized gain (loss)	.45	1.96	(1.09)	.26	4.45
Total from investment operations	.69	2.17	(.84)	.49	4.60
Distributions from net investment income	(.23)	(.20)	(.24)	(.29)	(.15)
Distributions from net realized gain	(.09)	(.03)	(.37)	(.78)	(.44)
Total distributions	(.32)	(.23)	(.61)	(1.07)	(.59)
Net asset value, end of period	$12.61	$12.24	$10.30	$11.75	$12.33
Total Return C	5.59%	21.22%	(6.91)%	3.51%	56.12%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.29%	.29%	.29%	.34%	.34%
Expenses net of fee waivers, if any	.29%	.29%	.29%	.34%	.34%
Expenses net of all reductions	.29%	.29%	.29%	.34%	.34%
Net investment income (loss)	1.88%	1.92%	2.50%	1.83%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$1,306,965	$832,662	$540,024	$445,959	$828,827
Portfolio turnover rate F	17%	13%	16%	21%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2045 Fund Class I

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.13	$10.21	$11.67	$12.28	$8.30
Income from Investment Operations
Net investment income (loss) A,B	.21	.19	.23	.21	.12
Net realized and unrealized gain (loss)	.44	1.94	(1.08)	.25	4.44
Total from investment operations	.65	2.13	(.85)	.46	4.56
Distributions from net investment income	(.20)	(.18)	(.24)	(.30)	(.14)
Distributions from net realized gain	(.09)	(.03)	(.37)	(.77)	(.44)
Total distributions	(.29)	(.21)	(.61)	(1.07)	(.58)
Net asset value, end of period	$12.49	$12.13	$10.21	$11.67	$12.28
Total Return C	5.36%	20.99%	(7.09)%	3.28%	55.74%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.49%	.49%	.49%	.54%	.54%
Expenses net of fee waivers, if any	.49%	.49%	.49%	.54%	.54%
Expenses net of all reductions	.49%	.49%	.49%	.54%	.54%
Net investment income (loss)	1.68%	1.72%	2.30%	1.63%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$38,803	$36,557	$32,946	$17,038	$10,354
Portfolio turnover rate F	17%	13%	16%	21%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2045 Fund Class Z

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.19	$10.26	$11.71	$12.33	$8.32
Income from Investment Operations
Net investment income (loss) A,B	.23	.20	.24	.22	.13
Net realized and unrealized gain (loss)	.44	1.95	(1.09)	.25	4.46
Total from investment operations	.67	2.15	(.85)	.47	4.59
Distributions from net investment income	(.21)	(.19)	(.23)	(.31)	(.14)
Distributions from net realized gain	(.09)	(.03)	(.37)	(.79)	(.43)
Total distributions	(.30)	(.22)	(.60)	(1.09) C	(.58) C
Net asset value, end of period	$12.56	$12.19	$10.26	$11.71	$12.33
Total Return D	5.51%	21.14%	(7.00)%	3.37%	55.96%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.39%	.39%	.39%	.44%	.44%
Expenses net of fee waivers, if any	.39%	.39%	.39%	.44%	.44%
Expenses net of all reductions	.39%	.39%	.39%	.44%	.44%
Net investment income (loss)	1.78%	1.82%	2.40%	1.73%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$6,524	$5,574	$2,715	$2,779	$329
Portfolio turnover rate G	17%	13%	16%	21%	23%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2045 Fund Premier Class

Years ended March 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.21	$10.27	$11.72	$12.60
Income from Investment Operations
Net investment income (loss) B,C	.25	.21	.26	.48
Net realized and unrealized gain (loss)	.44	1.96	(1.10)	(.25)
Total from investment operations	.69	2.17	(.84)	.23
Distributions from net investment income	(.23)	(.20)	(.24)	(.33)
Distributions from net realized gain	(.09)	(.03)	(.37)	(.78)
Total distributions	(.32)	(.23)	(.61)	(1.11)
Net asset value, end of period	$12.58	$12.21	$10.27	$11.72
Total Return D,E	5.65%	21.30%	(6.90)%	1.32%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.25%	.25%	.25%	.29% H
Expenses net of fee waivers, if any	.25%	.25%	.25%	.29% H
Expenses net of all reductions	.25%	.25%	.25%	.29% H
Net investment income (loss)	1.92%	1.96%	2.54%	3.87% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,291,056	$861,581	$644,664	$625,889
Portfolio turnover rate I	17%	13%	16%	21%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2050 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 6.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	177,409	1,374,918
Fidelity Series Corporate Bond Fund (b)	2,865	26,703
Fidelity Series Emerging Markets Debt Fund (b)	1,830,460	14,588,766
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	471,692	4,212,208
Fidelity Series Floating Rate High Income Fund (b)	305,589	2,701,403
Fidelity Series Government Bond Index Fund (b)	15,787	145,079
Fidelity Series High Income Fund (b)	1,735,238	14,836,282
Fidelity Series International Developed Markets Bond Index Fund (b)	3,051,421	26,272,735
Fidelity Series Investment Grade Bond Fund (b)	9,726	97,945
Fidelity Series Investment Grade Securitized Fund (b)	2,986	26,784
Fidelity Series Long-Term Treasury Bond Index Fund (b)	21,667,292	119,603,454
Fidelity Series Real Estate Income Fund (b)	275,702	2,751,511
TOTAL BOND FUNDS (Cost $206,283,330)		186,637,788

Domestic Equity Funds - 53.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	19,534,567	336,385,241
Fidelity Series Commodity Strategy Fund (b)	58,933	5,529,134
Fidelity Series Large Cap Growth Index Fund (b)	9,364,626	214,168,998
Fidelity Series Large Cap Stock Fund (b)	8,789,796	197,243,016
Fidelity Series Large Cap Value Index Fund (b)	25,053,979	416,397,127
Fidelity Series Small Cap Core Fund (b)	8,878,199	96,150,899
Fidelity Series Small Cap Opportunities Fund (b)	3,207,259	42,752,760
Fidelity Series Value Discovery Fund (b)	9,577,056	150,264,015
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,274,504,014)		1,458,891,190

International Equity Funds - 39.3%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	4,901,906	78,332,452
Fidelity Series Emerging Markets Fund (b)	7,337,937	66,995,368
Fidelity Series Emerging Markets Opportunities Fund (b)	14,046,267	268,143,237
Fidelity Series International Growth Fund (b)	10,225,146	182,212,097
Fidelity Series International Index Fund (b)	5,445,693	69,650,407
Fidelity Series International Small Cap Fund (b)	2,144,392	35,789,900
Fidelity Series International Value Fund (b)	14,176,342	192,656,494
Fidelity Series Overseas Fund (b)	12,766,266	182,940,590
Fidelity Series Select International Small Cap Fund (b)	42,936	498,058
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $972,245,765)		1,077,218,603

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/10/2025 (d)	4.25	220,000	219,766
US Treasury Bills 0% 4/17/2025 (d)	4.24	60,000	59,886
US Treasury Bills 0% 4/24/2025 (d)	4.26	1,460,000	1,456,050
US Treasury Bills 0% 4/3/2025 (d)	4.26	770,000	769,818
US Treasury Bills 0% 5/1/2025 (d)	4.23 to 4.24	3,180,000	3,168,784
US Treasury Bills 0% 5/15/2025 (d)	4.28	30,000	29,845
US Treasury Bills 0% 5/29/2025 (d)	4.24	460,000	456,860
US Treasury Bills 0% 6/12/2025 (d)	4.23 to 4.25	300,000	297,486
US Treasury Bills 0% 6/20/2025 (d)	4.24	60,000	59,440
US Treasury Bills 0% 6/26/2025 (d)	4.24	440,000	435,591
US Treasury Bills 0% 6/5/2025 (d)	4.21 to 4.25	480,000	476,364
TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,430,067)			7,429,890

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $9,737,244)	4.32	9,735,297	9,737,244

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $2,470,200,420)	2,739,914,715
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,609,369)
NET ASSETS - 100.0%	2,738,305,346

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	273	Jun 2025	32,982,495	(1,156,227)	(1,156,227)
ICE MSCI Emerging Markets Index Contracts (United States)	441	Jun 2025	24,493,140	(808,881)	(808,881)

TOTAL EQUITY CONTRACTS					(1,965,108)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	383	Jun 2025	42,596,781	899,721	899,721
CBOT Long Term US Treasury Bond Contracts (United States)	567	Jun 2025	66,498,469	1,578,976	1,578,976

TOTAL INTEREST RATE CONTRACTS					2,478,697

TOTAL PURCHASED					513,589

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	119	Jun 2025	33,636,838	260,811	260,811

TOTAL FUTURES CONTRACTS					774,400
The notional amount of futures purchased as a percentage of Net Assets is 6.1%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,429,890.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,697,763	69,751,170	61,711,668	166,344	(21)	-	9,737,244	9,735,297	0.0%
Total	1,697,763	69,751,170	61,711,668	166,344	(21)	-	9,737,244

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	890,067	16,847,850	17,786,002	286,394	51,845	(3,760)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	901,481	499,157	44,508	36,956	200	18,588	1,374,918	177,409
Fidelity Series Blue Chip Growth Fund	223,193,092	188,660,105	57,434,518	23,627,199	1,333,327	(19,366,765)	336,385,241	19,534,567
Fidelity Series Canada Fund	51,713,696	28,969,359	4,412,833	2,087,167	(37,110)	2,099,340	78,332,452	4,901,906
Fidelity Series Commodity Strategy Fund	12,259,675	6,553,888	12,977,400	515,913	(5,469,856)	5,162,827	5,529,134	58,933
Fidelity Series Corporate Bond Fund	-	517,670	495,067	1,616	4,212	(112)	26,703	2,865
Fidelity Series Emerging Markets Debt Fund	9,367,686	5,612,929	483,763	670,842	1,733	90,181	14,588,766	1,830,460
Fidelity Series Emerging Markets Debt Local Currency Fund	2,980,328	1,390,479	123,052	165,082	(410)	(35,137)	4,212,208	471,692
Fidelity Series Emerging Markets Fund	48,564,170	24,007,201	7,343,144	1,630,907	56,506	1,710,635	66,995,368	7,337,937
Fidelity Series Emerging Markets Opportunities Fund	195,929,014	94,456,736	35,027,711	4,841,732	(1,357,270)	14,142,468	268,143,237	14,046,267
Fidelity Series Floating Rate High Income Fund	1,777,191	1,067,748	87,894	192,465	(66)	(55,576)	2,701,403	305,589
Fidelity Series Government Bond Index Fund	-	1,123,923	981,001	2,610	1,765	392	145,079	15,787
Fidelity Series Government Money Market Fund	4,909	636,526	641,435	5,968	-	-	-	-
Fidelity Series High Income Fund	9,569,338	6,247,391	1,021,630	798,990	7,122	34,061	14,836,282	1,735,238
Fidelity Series International Developed Markets Bond Index Fund	-	27,511,338	458,395	392,563	(2,189)	(778,019)	26,272,735	3,051,421
Fidelity Series International Growth Fund	130,317,936	72,215,050	12,306,351	6,588,242	167,808	(8,182,346)	182,212,097	10,225,146
Fidelity Series International Index Fund	49,114,740	24,728,912	5,595,147	1,787,148	(77,841)	1,479,743	69,650,407	5,445,693
Fidelity Series International Small Cap Fund	27,507,027	15,035,363	4,981,366	3,132,189	(142,126)	(1,628,998)	35,789,900	2,144,392
Fidelity Series International Value Fund	131,295,786	66,374,788	18,058,192	7,199,388	17,143	13,026,969	192,656,494	14,176,342
Fidelity Series Investment Grade Bond Fund	-	1,028,092	935,119	2,981	4,863	109	97,945	9,726
Fidelity Series Investment Grade Securitized Fund	-	509,226	485,210	1,463	2,790	(22)	26,784	2,986
Fidelity Series Large Cap Growth Index Fund	141,319,315	96,156,903	31,326,563	1,072,659	1,008,622	7,010,721	214,168,998	9,364,626
Fidelity Series Large Cap Stock Fund	149,997,355	80,464,546	36,603,123	12,254,563	3,161,959	222,279	197,243,016	8,789,796
Fidelity Series Large Cap Value Index Fund	268,187,939	179,678,890	42,145,617	11,609,314	1,235,666	9,440,249	416,397,127	25,053,979
Fidelity Series Long-Term Treasury Bond Index Fund	88,721,076	58,426,391	25,815,802	3,279,830	(4,462,427)	2,734,216	119,603,454	21,667,292
Fidelity Series Overseas Fund	130,620,895	65,459,128	15,287,428	3,551,015	(296,318)	2,444,313	182,940,590	12,766,266
Fidelity Series Real Estate Income Fund	1,777,542	1,005,748	87,898	130,462	1,580	54,539	2,751,511	275,702
Fidelity Series Select International Small Cap Fund	-	498,058	-	-	-	-	498,058	42,936
Fidelity Series Short-Term Credit Fund	231,051	-	229,878	265	5,049	(6,222)	-	-
Fidelity Series Small Cap Core Fund	2,711,028	111,606,617	8,475,729	996,964	131,908	(9,822,925)	96,150,899	8,878,199
Fidelity Series Small Cap Opportunities Fund	66,180,174	21,021,243	38,197,027	3,743,192	1,649,454	(7,901,084)	42,752,760	3,207,259
Fidelity Series Treasury Bill Index Fund	21,221	1,851,061	1,872,442	18,421	160	-	-	-
Fidelity Series Value Discovery Fund	98,661,231	70,546,670	17,309,755	6,506,849	389,847	(2,023,978)	150,264,015	9,577,056
	1,843,814,963	1,270,708,986	399,031,000	97,131,349	(2,612,054)	9,866,686	2,722,747,581

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	186,637,788	186,637,788	-	-

Domestic Equity Funds	1,458,891,190	1,458,891,190	-	-

International Equity Funds	1,077,218,603	1,077,218,603	-	-

U.S. Treasury Obligations	7,429,890	-	7,429,890	-

Money Market Funds	9,737,244	9,737,244	-	-
Total Investments in Securities:	2,739,914,715	2,732,484,825	7,429,890	-
Derivative Instruments:

Assets
Futures Contracts	2,739,508	2,739,508	-	-
Total Assets	2,739,508	2,739,508	-	-

Liabilities
Futures Contracts	(1,965,108)	(1,965,108)	-	-
Total Liabilities	(1,965,108)	(1,965,108)	-	-
Total Derivative Instruments:	774,400	774,400	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	260,811	(1,965,108)
Total Equity Risk	260,811	(1,965,108)
Interest Rate Risk
Futures Contracts (a)	2,478,697	0
Total Interest Rate Risk	2,478,697	0
Total Value of Derivatives	2,739,508	(1,965,108)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2050 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $7,430,067)	$7,429,890
Fidelity Central Funds (cost $9,737,244)	9,737,244
Other affiliated issuers (cost $2,453,033,109)	2,722,747,581

Total Investment in Securities (cost $2,470,200,420)		$2,739,914,715
Receivable for investments sold		31,188,061
Receivable for fund shares sold		4,075,396
Distributions receivable from Fidelity Central Funds		34,808
Other receivables		68
Total assets		2,775,213,048
Liabilities
Payable for investments purchased	$33,548,495
Payable for fund shares redeemed	2,019,812
Accrued management fee	705,834
Distribution and service plan fees payable	7,954
Payable for daily variation margin on futures contracts	625,548
Other payables and accrued expenses	59
Total liabilities		36,907,702
Net Assets		$2,738,305,346
Net Assets consist of:
Paid in capital		$2,472,127,540
Total accumulated earnings (loss)		266,177,806
Net Assets		$2,738,305,346

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($17,216,373 ÷ 1,387,415 shares)(a)		$12.41
Maximum offering price per share (100/94.25 of $12.41)		$13.17
Class M :
Net Asset Value and redemption price per share ($2,593,876 ÷ 210,170 shares)(a)		$12.34
Maximum offering price per share (100/96.50 of $12.34)		$12.79
Class C :
Net Asset Value and offering price per share ($3,854,233 ÷ 317,278 shares)(a)		$12.15
Fidelity Freedom Blend 2050 Fund :
Net Asset Value, offering price and redemption price per share ($351,364,466 ÷ 28,176,340 shares)		$12.47
Class K :
Net Asset Value, offering price and redemption price per share ($34,768,017 ÷ 2,777,310 shares)		$12.52
Class K6 :
Net Asset Value, offering price and redemption price per share ($1,206,793,485 ÷ 95,902,973 shares)		$12.58
Class I :
Net Asset Value, offering price and redemption price per share ($47,582,510 ÷ 3,814,511 shares)		$12.47
Class Z :
Net Asset Value, offering price and redemption price per share ($4,130,851 ÷ 329,266 shares)		$12.55
Premier Class :
Net Asset Value, offering price and redemption price per share ($1,070,001,535 ÷ 85,246,289 shares)		$12.55
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$48,608,329
Interest		227,016
Income from Fidelity Central Funds		166,344
Total income		49,001,689
Expenses
Management fee	$6,720,479
Distribution and service plan fees	85,427
Independent trustees' fees and expenses	5,647
Miscellaneous	4
Total expenses before reductions	6,811,557
Expense reductions	(96)
Total expenses after reductions		6,811,461
Net Investment income (loss)		42,190,228
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	16
Fidelity Central Funds	(21)
Other affiliated issuers	(2,612,054)
Futures contracts	(2,078,564)
Capital gain distributions from underlying funds:
Affiliated issuers	48,523,020
Total net realized gain (loss)		43,832,397
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(106)
Affiliated issuers	9,866,686
Futures contracts	255,828
Total change in net unrealized appreciation (depreciation)		10,122,408
Net gain (loss)		53,954,805
Net increase (decrease) in net assets resulting from operations		$96,145,033
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$42,190,228	$28,404,549
Net realized gain (loss)	43,832,397	(1,766,131)
Change in net unrealized appreciation (depreciation)	10,122,408	280,500,090
Net increase (decrease) in net assets resulting from operations	96,145,033	307,138,508
Distributions to shareholders	(61,328,716)	(31,562,455)

Share transactions - net increase (decrease)	855,258,203	304,606,039
Total increase (decrease) in net assets	890,074,520	580,182,092

Net Assets
Beginning of period	1,848,230,826	1,268,048,734
End of period	$2,738,305,346	$1,848,230,826

Financial Highlights
Fidelity Advisor Freedom® Blend 2050 Fund Class A

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.07	$10.18	$11.63	$12.24	$8.26
Income from Investment Operations
Net investment income (loss) A,B	.18	.16	.20	.18	.10
Net realized and unrealized gain (loss)	.44	1.92	(1.07)	.24	4.42
Total from investment operations	.62	2.08	(.87)	.42	4.52
Distributions from net investment income	(.18)	(.17)	(.22)	(.28)	(.12)
Distributions from net realized gain	(.10)	(.02)	(.36)	(.75)	(.41)
Total distributions	(.28)	(.19)	(.58)	(1.03)	(.54) C
Net asset value, end of period	$12.41	$12.07	$10.18	$11.63	$12.24
Total Return D,E	5.14%	20.61%	(7.26)%	2.97%	55.43%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.74%	.74%	.74%	.79%	.79%
Expenses net of fee waivers, if any	.74%	.74%	.74%	.79%	.79%
Expenses net of all reductions	.74%	.74%	.74%	.79%	.79%
Net investment income (loss)	1.41%	1.46%	2.07%	1.47%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$17,216	$13,216	$8,070	$4,292	$2,103
Portfolio turnover rate H	18%	13%	15%	21%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2050 Fund Class M

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.01	$10.14	$11.59	$12.20	$8.24
Income from Investment Operations
Net investment income (loss) A,B	.15	.13	.18	.15	.07
Net realized and unrealized gain (loss)	.44	1.91	(1.07)	.25	4.40
Total from investment operations	.59	2.04	(.89)	.40	4.47
Distributions from net investment income	(.16)	(.15)	(.20)	(.25)	(.10)
Distributions from net realized gain	(.10)	(.02)	(.36)	(.75)	(.41)
Total distributions	(.26)	(.17)	(.56)	(1.01) C	(.51)
Net asset value, end of period	$12.34	$12.01	$10.14	$11.59	$12.20
Total Return D,E	4.90%	20.27%	(7.51)%	2.77%	55.03%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.99%	.99%	.99%	1.04%	1.04%
Expenses net of fee waivers, if any	.99%	.99%	.99%	1.04%	1.04%
Expenses net of all reductions	.99%	.99%	.99%	1.04%	1.04%
Net investment income (loss)	1.16%	1.21%	1.82%	1.22%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$2,594	$1,735	$1,167	$965	$686
Portfolio turnover rate H	18%	13%	15%	21%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2050 Fund Class C

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.85	$10.02	$11.49	$12.12	$8.21
Income from Investment Operations
Net investment income (loss) A,B	.08	.08	.13	.09	.02
Net realized and unrealized gain (loss)	.44	1.89	(1.07)	.25	4.37
Total from investment operations	.52	1.97	(.94)	.34	4.39
Distributions from net investment income	(.12)	(.11)	(.16)	(.22)	(.07)
Distributions from net realized gain	(.10)	(.02)	(.36)	(.75)	(.41)
Total distributions	(.22)	(.14) C	(.53) C	(.97)	(.48)
Net asset value, end of period	$12.15	$11.85	$10.02	$11.49	$12.12
Total Return D,E	4.40%	19.72%	(8.06)%	2.35%	54.21%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.49%	1.49%	1.49%	1.54%	1.54%
Expenses net of fee waivers, if any	1.49%	1.49%	1.49%	1.54%	1.54%
Expenses net of all reductions	1.49%	1.49%	1.49%	1.54%	1.54%
Net investment income (loss)	.66%	.71%	1.32%	.72%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$3,854	$3,133	$2,095	$1,540	$978
Portfolio turnover rate H	18%	13%	15%	21%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2050 Fund

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.12	$10.20	$11.65	$12.25	$8.26
Income from Investment Operations
Net investment income (loss) A,B	.21	.19	.23	.21	.13
Net realized and unrealized gain (loss)	.44	1.94	(1.09)	.25	4.42
Total from investment operations	.65	2.13	(.86)	.46	4.55
Distributions from net investment income	(.20)	(.19)	(.23)	(.30)	(.14)
Distributions from net realized gain	(.10)	(.02)	(.36)	(.76)	(.42)
Total distributions	(.30)	(.21)	(.59)	(1.06)	(.56)
Net asset value, end of period	$12.47	$12.12	$10.20	$11.65	$12.25
Total Return C	5.37%	21.03%	(7.16)%	3.30%	55.91%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.49%	.49%	.49%	.54%	.54%
Expenses net of fee waivers, if any	.49%	.49%	.49%	.54%	.54%
Expenses net of all reductions	.49%	.49%	.49%	.54%	.54%
Net investment income (loss)	1.66%	1.71%	2.32%	1.72%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$351,364	$133,617	$78,142	$61,158	$27,448
Portfolio turnover rate F	18%	13%	15%	21%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2050 Fund Class K

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.16	$10.23	$11.68	$12.27	$8.27
Income from Investment Operations
Net investment income (loss) A,B	.22	.20	.24	.23	.13
Net realized and unrealized gain (loss)	.45	1.94	(1.09)	.25	4.43
Total from investment operations	.67	2.14	(.85)	.48	4.56
Distributions from net investment income	(.22)	(.19)	(.23)	(.31)	(.14)
Distributions from net realized gain	(.10)	(.02)	(.36)	(.76)	(.42)
Total distributions	(.31) C	(.21)	(.60) C	(1.07)	(.56)
Net asset value, end of period	$12.52	$12.16	$10.23	$11.68	$12.27
Total Return D	5.54%	21.09%	(7.08)%	3.43%	55.95%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.39%	.39%	.39%	.44%	.44%
Expenses net of fee waivers, if any	.39%	.39%	.39%	.44%	.44%
Expenses net of all reductions	.39%	.39%	.39%	.44%	.44%
Net investment income (loss)	1.76%	1.81%	2.42%	1.82%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$34,768	$18,519	$13,390	$15,640	$11,248
Portfolio turnover rate G	18%	13%	15%	21%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2050 Fund Class K6

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.22	$10.28	$11.72	$12.29	$8.28
Income from Investment Operations
Net investment income (loss) A,B	.24	.21	.25	.24	.15
Net realized and unrealized gain (loss)	.44	1.95	(1.08)	.25	4.43
Total from investment operations	.68	2.16	(.83)	.49	4.58
Distributions from net investment income	(.23)	(.20)	(.24)	(.30)	(.15)
Distributions from net realized gain	(.10)	(.02)	(.36)	(.77)	(.42)
Total distributions	(.32) C	(.22)	(.61) C	(1.06) C	(.57)
Net asset value, end of period	$12.58	$12.22	$10.28	$11.72	$12.29
Total Return D	5.59%	21.19%	(6.89)%	3.52%	56.13%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.29%	.29%	.29%	.34%	.34%
Expenses net of fee waivers, if any	.29%	.29%	.29%	.34%	.34%
Expenses net of all reductions	.29%	.29%	.29%	.34%	.34%
Net investment income (loss)	1.88%	1.91%	2.52%	1.92%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$1,206,793	$798,740	$508,454	$417,397	$681,408
Portfolio turnover rate G	18%	13%	15%	21%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2050 Fund Class I

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.12	$10.20	$11.65	$12.25	$8.26
Income from Investment Operations
Net investment income (loss) A,B	.21	.18	.23	.22	.12
Net realized and unrealized gain (loss)	.44	1.94	(1.08)	.24	4.42
Total from investment operations	.65	2.12	(.85)	.46	4.54
Distributions from net investment income	(.20)	(.18)	(.24)	(.30)	(.14)
Distributions from net realized gain	(.10)	(.02)	(.36)	(.76)	(.42)
Total distributions	(.30)	(.20)	(.60)	(1.06)	(.55) C
Net asset value, end of period	$12.47	$12.12	$10.20	$11.65	$12.25
Total Return D	5.36%	20.96%	(7.06)%	3.27%	55.81%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.49%	.49%	.49%	.54%	.54%
Expenses net of fee waivers, if any	.49%	.49%	.49%	.54%	.54%
Expenses net of all reductions	.49%	.49%	.49%	.54%	.54%
Net investment income (loss)	1.66%	1.71%	2.32%	1.72%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$47,583	$45,783	$38,986	$15,494	$7,177
Portfolio turnover rate G	18%	13%	15%	21%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2050 Fund Class Z

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.18	$10.25	$11.70	$12.30	$8.28
Income from Investment Operations
Net investment income (loss) A,B	.22	.20	.24	.23	.13
Net realized and unrealized gain (loss)	.46	1.95	(1.09)	.25	4.45
Total from investment operations	.68	2.15	(.85)	.48	4.58
Distributions from net investment income	(.21)	(.19)	(.23)	(.31)	(.14)
Distributions from net realized gain	(.10)	(.02)	(.36)	(.77)	(.42)
Total distributions	(.31)	(.22) C	(.60) C	(1.08)	(.56)
Net asset value, end of period	$12.55	$12.18	$10.25	$11.70	$12.30
Total Return D	5.56%	21.10%	(7.07)%	3.40%	56.08%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.39%	.39%	.39%	.44%	.44%
Expenses net of fee waivers, if any	.39%	.39%	.39%	.44%	.44%
Expenses net of all reductions	.39%	.39%	.39%	.44%	.44%
Net investment income (loss)	1.76%	1.81%	2.42%	1.81%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$4,131	$3,962	$1,985	$2,142	$138
Portfolio turnover rate G	18%	13%	15%	21%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2050 Fund Premier Class

Years ended March 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.19	$10.26	$11.70	$12.56
Income from Investment Operations
Net investment income (loss) B,C	.24	.21	.26	.48
Net realized and unrealized gain (loss)	.45	1.95	(1.09)	(.25)
Total from investment operations	.69	2.16	(.83)	.23
Distributions from net investment income	(.23)	(.20)	(.24)	(.33)
Distributions from net realized gain	(.10)	(.02)	(.36)	(.77)
Total distributions	(.33)	(.23) D	(.61) D	(1.09) D
Net asset value, end of period	$12.55	$12.19	$10.26	$11.70
Total Return E,F	5.66%	21.18%	(6.88)%	1.38%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.25%	.25%	.25%	.29% I
Expenses net of fee waivers, if any	.25%	.25%	.25%	.29% I
Expenses net of all reductions	.25%	.25%	.25%	.29% I
Net investment income (loss)	1.90%	1.95%	2.56%	3.87% I
Supplemental Data
Net assets, end of period (000 omitted)	$1,070,002	$705,793	$514,263	$484,158
Portfolio turnover rate J	18%	13%	15%	21%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2055 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 6.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	121,830	944,185
Fidelity Series Corporate Bond Fund (b)	2,062	19,214
Fidelity Series Emerging Markets Debt Fund (b)	1,258,532	10,030,501
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	322,181	2,877,079
Fidelity Series Floating Rate High Income Fund (b)	209,805	1,854,677
Fidelity Series Government Bond Index Fund (b)	12,234	112,432
Fidelity Series High Income Fund (b)	1,189,444	10,169,743
Fidelity Series International Developed Markets Bond Index Fund (b)	2,092,385	18,015,433
Fidelity Series Investment Grade Bond Fund (b)	7,977	80,328
Fidelity Series Investment Grade Securitized Fund (b)	2,148	19,264
Fidelity Series Long-Term Treasury Bond Index Fund (b)	14,852,224	81,984,275
Fidelity Series Real Estate Income Fund (b)	189,046	1,886,682
TOTAL BOND FUNDS (Cost $139,688,211)		127,993,813

Domestic Equity Funds - 53.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	13,390,725	230,588,286
Fidelity Series Commodity Strategy Fund (b)	40,397	3,790,068
Fidelity Series Large Cap Growth Index Fund (b)	6,419,406	146,811,812
Fidelity Series Large Cap Stock Fund (b)	6,025,319	135,208,160
Fidelity Series Large Cap Value Index Fund (b)	17,173,246	285,419,349
Fidelity Series Small Cap Core Fund (b)	6,086,057	65,912,002
Fidelity Series Small Cap Opportunities Fund (b)	2,198,557	29,306,768
Fidelity Series Value Discovery Fund (b)	6,564,719	103,000,438
TOTAL DOMESTIC EQUITY FUNDS (Cost $887,198,684)		1,000,036,883

International Equity Funds - 39.3%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	3,360,032	53,693,309
Fidelity Series Emerging Markets Fund (b)	5,029,994	45,923,841
Fidelity Series Emerging Markets Opportunities Fund (b)	9,628,398	183,806,127
Fidelity Series International Growth Fund (b)	7,010,754	124,931,645
Fidelity Series International Index Fund (b)	3,732,905	47,743,851
Fidelity Series International Small Cap Fund (b)	1,469,415	24,524,541
Fidelity Series International Value Fund (b)	9,714,457	132,019,474
Fidelity Series Overseas Fund (b)	8,751,038	125,402,369
Fidelity Series Select International Small Cap Fund (b)	29,405	341,097
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $671,089,277)		738,386,254

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/10/2025 (d)	4.25	150,000	149,841
US Treasury Bills 0% 4/17/2025 (d)	4.24	20,000	19,961
US Treasury Bills 0% 4/24/2025 (d)	4.26	1,000,000	997,295
US Treasury Bills 0% 4/3/2025 (d)	4.26	510,000	509,880
US Treasury Bills 0% 5/1/2025 (d)	4.23 to 4.24	2,160,000	2,152,382
US Treasury Bills 0% 5/15/2025 (d)	4.28	20,000	19,896
US Treasury Bills 0% 5/29/2025 (d)	4.24	280,000	278,089
US Treasury Bills 0% 6/12/2025 (d)	4.25	210,000	208,240
US Treasury Bills 0% 6/20/2025 (d)	4.24	30,000	29,720
US Treasury Bills 0% 6/26/2025 (d)	4.24	300,000	296,994
US Treasury Bills 0% 6/5/2025 (d)	4.21 to 4.25	400,000	396,970
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,059,386)			5,059,268

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $6,645,849)	4.32	6,644,520	6,645,849

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $1,709,681,407)	1,878,122,067
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,085,895)
NET ASSETS - 100.0%	1,877,036,172

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	187	Jun 2025	22,592,405	(792,393)	(792,393)
ICE MSCI Emerging Markets Index Contracts (United States)	302	Jun 2025	16,773,080	(553,910)	(553,910)

TOTAL EQUITY CONTRACTS					(1,346,303)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	262	Jun 2025	29,139,313	615,990	615,990
CBOT Long Term US Treasury Bond Contracts (United States)	388	Jun 2025	45,505,125	1,082,473	1,082,473

TOTAL INTEREST RATE CONTRACTS					1,698,463

TOTAL PURCHASED					352,160

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	81	Jun 2025	22,895,663	177,114	177,114

TOTAL FUTURES CONTRACTS					529,274
The notional amount of futures purchased as a percentage of Net Assets is 6.1%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,059,268.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,103,667	47,229,761	41,687,561	111,342	(18)	-	6,645,849	6,644,520	0.0%
Total	1,103,667	47,229,761	41,687,561	111,342	(18)	-	6,645,849

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	585,811	11,513,915	12,132,020	193,560	34,778	(2,484)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	591,411	367,585	28,012	24,898	25	13,176	944,185	121,830
Fidelity Series Blue Chip Growth Fund	146,393,860	134,703,815	37,853,268	15,797,387	881,407	(13,537,528)	230,588,286	13,390,725
Fidelity Series Canada Fund	33,917,087	21,216,764	2,787,867	1,420,804	(24,813)	1,372,138	53,693,309	3,360,032
Fidelity Series Commodity Strategy Fund	8,044,130	4,590,231	8,640,269	345,838	(3,348,412)	3,144,388	3,790,068	40,397
Fidelity Series Corporate Bond Fund	-	346,512	329,991	1,075	2,757	(64)	19,214	2,062
Fidelity Series Emerging Markets Debt Fund	6,147,171	4,129,756	307,663	453,072	3,421	57,816	10,030,501	1,258,532
Fidelity Series Emerging Markets Debt Local Currency Fund	1,954,079	1,026,055	78,308	111,953	(570)	(24,177)	2,877,079	322,181
Fidelity Series Emerging Markets Fund	31,848,618	17,696,057	4,758,423	1,110,273	29,593	1,107,996	45,923,841	5,029,994
Fidelity Series Emerging Markets Opportunities Fund	128,511,916	69,633,299	22,715,283	3,295,800	(782,344)	9,158,539	183,806,127	9,628,398
Fidelity Series Floating Rate High Income Fund	1,165,965	782,526	55,934	129,596	(49)	(37,831)	1,854,677	209,805
Fidelity Series Government Bond Index Fund	-	759,732	648,736	1,771	1,121	315	112,432	12,234
Fidelity Series Government Money Market Fund	3,158	431,938	435,096	4,040	-	-	-	-
Fidelity Series High Income Fund	6,278,669	4,538,214	672,257	538,429	8,941	16,176	10,169,743	1,189,444
Fidelity Series International Developed Markets Bond Index Fund	-	18,829,930	285,108	267,065	(2,141)	(527,248)	18,015,433	2,092,385
Fidelity Series International Growth Fund	85,474,615	52,567,506	7,670,428	4,484,421	119,760	(5,559,808)	124,931,645	7,010,754
Fidelity Series International Index Fund	32,212,867	18,158,020	3,582,893	1,216,511	(77,490)	1,033,347	47,743,851	3,732,905
Fidelity Series International Small Cap Fund	18,042,832	10,989,116	3,292,485	2,131,933	(94,472)	(1,120,450)	24,524,541	1,469,415
Fidelity Series International Value Fund	86,118,053	48,642,049	11,609,958	4,901,466	(29,208)	8,898,538	132,019,474	9,714,457
Fidelity Series Investment Grade Bond Fund	-	695,162	618,101	2,019	3,158	109	80,328	7,977
Fidelity Series Investment Grade Securitized Fund	-	340,870	323,422	973	1,823	(7)	19,264	2,148
Fidelity Series Large Cap Growth Index Fund	92,690,379	69,720,740	20,663,764	725,498	555,871	4,508,586	146,811,812	6,419,406
Fidelity Series Large Cap Stock Fund	98,385,272	58,171,039	23,442,244	8,239,939	1,597,223	496,870	135,208,160	6,025,319
Fidelity Series Large Cap Value Index Fund	175,908,487	129,028,560	26,553,056	7,900,547	781,727	6,253,631	285,419,349	17,173,246
Fidelity Series Long-Term Treasury Bond Index Fund	58,197,064	41,577,216	16,687,935	2,206,657	(2,584,363)	1,482,293	81,984,275	14,852,224
Fidelity Series Overseas Fund	85,673,720	47,923,384	9,655,227	2,417,035	(174,976)	1,635,468	125,402,369	8,751,038
Fidelity Series Real Estate Income Fund	1,166,180	738,992	55,935	87,962	864	36,581	1,886,682	189,046
Fidelity Series Select International Small Cap Fund	-	341,097	-	-	-	-	341,097	29,405
Fidelity Series Short-Term Credit Fund	187,041	-	186,091	215	4,036	(4,986)	-	-
Fidelity Series Small Cap Core Fund	1,767,782	76,462,149	5,607,955	678,987	70,922	(6,780,896)	65,912,002	6,086,057
Fidelity Series Small Cap Opportunities Fund	43,411,424	15,224,047	25,078,025	2,505,457	946,446	(5,197,124)	29,306,768	2,198,557
Fidelity Series Treasury Bill Index Fund	13,801	1,249,962	1,263,861	12,364	98	-	-	-
Fidelity Series Value Discovery Fund	64,711,475	50,525,480	11,089,130	4,429,064	162,496	(1,309,883)	103,000,438	6,564,719
	1,209,402,867	912,921,718	259,108,745	65,636,609	(1,912,371)	5,113,481	1,866,416,950

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	127,993,813	127,993,813	-	-

Domestic Equity Funds	1,000,036,883	1,000,036,883	-	-

International Equity Funds	738,386,254	738,386,254	-	-

U.S. Treasury Obligations	5,059,268	-	5,059,268	-

Money Market Funds	6,645,849	6,645,849	-	-
Total Investments in Securities:	1,878,122,067	1,873,062,799	5,059,268	-
Derivative Instruments:

Assets
Futures Contracts	1,875,577	1,875,577	-	-
Total Assets	1,875,577	1,875,577	-	-

Liabilities
Futures Contracts	(1,346,303)	(1,346,303)	-	-
Total Liabilities	(1,346,303)	(1,346,303)	-	-
Total Derivative Instruments:	529,274	529,274	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	177,114	(1,346,303)
Total Equity Risk	177,114	(1,346,303)
Interest Rate Risk
Futures Contracts (a)	1,698,463	0
Total Interest Rate Risk	1,698,463	0
Total Value of Derivatives	1,875,577	(1,346,303)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2055 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $5,059,386)	$5,059,268
Fidelity Central Funds (cost $6,645,849)	6,645,849
Other affiliated issuers (cost $1,697,976,172)	1,866,416,950

Total Investment in Securities (cost $1,709,681,407)		$1,878,122,067
Receivable for investments sold		21,089,605
Receivable for fund shares sold		3,655,261
Distributions receivable from Fidelity Central Funds		23,757
Other receivables		47
Total assets		1,902,890,737
Liabilities
Payable for investments purchased	$23,202,336
Payable for fund shares redeemed	1,734,094
Accrued management fee	484,945
Distribution and service plan fees payable	6,369
Payable for daily variation margin on futures contracts	426,775
Other payables and accrued expenses	46
Total liabilities		25,854,565
Net Assets		$1,877,036,172
Net Assets consist of:
Paid in capital		$1,710,127,378
Total accumulated earnings (loss)		166,908,794
Net Assets		$1,877,036,172

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($16,338,615 ÷ 1,311,158 shares)(a)		$12.46
Maximum offering price per share (100/94.25 of $12.46)		$13.22
Class M :
Net Asset Value and redemption price per share ($2,465,400 ÷ 198,745 shares)(a)		$12.40
Maximum offering price per share (100/96.50 of $12.40)		$12.85
Class C :
Net Asset Value and offering price per share ($2,228,809 ÷ 182,716 shares)(a)		$12.20
Fidelity Freedom Blend 2055 Fund :
Net Asset Value, offering price and redemption price per share ($231,215,061 ÷ 18,404,892 shares)		$12.56
Class K :
Net Asset Value, offering price and redemption price per share ($19,899,337 ÷ 1,578,888 shares)		$12.60
Class K6 :
Net Asset Value, offering price and redemption price per share ($910,555,544 ÷ 71,953,463 shares)		$12.65
Class I :
Net Asset Value, offering price and redemption price per share ($40,284,416 ÷ 3,208,045 shares)		$12.56
Class Z :
Net Asset Value, offering price and redemption price per share ($3,405,895 ÷ 269,730 shares)		$12.63
Premier Class :
Net Asset Value, offering price and redemption price per share ($650,643,095 ÷ 51,523,036 shares)		$12.63
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$32,998,610
Interest		153,099
Income from Fidelity Central Funds		111,342
Total income		33,263,051
Expenses
Management fee	$4,580,666
Distribution and service plan fees	70,966
Independent trustees' fees and expenses	3,784
Total expenses before reductions	4,655,416
Expense reductions	(77)
Total expenses after reductions		4,655,339
Net Investment income (loss)		28,607,712
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	9
Fidelity Central Funds	(18)
Other affiliated issuers	(1,912,371)
Futures contracts	(1,346,440)
Capital gain distributions from underlying funds:
Affiliated issuers	32,637,999
Total net realized gain (loss)		29,379,179
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(78)
Affiliated issuers	5,113,481
Futures contracts	190,110
Total change in net unrealized appreciation (depreciation)		5,303,513
Net gain (loss)		34,682,692
Net increase (decrease) in net assets resulting from operations		$63,290,404
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,607,712	$18,441,379
Net realized gain (loss)	29,379,179	333,311
Change in net unrealized appreciation (depreciation)	5,303,513	179,873,363
Net increase (decrease) in net assets resulting from operations	63,290,404	198,648,053
Distributions to shareholders	(42,695,673)	(21,237,590)

Share transactions - net increase (decrease)	644,156,781	245,607,666
Total increase (decrease) in net assets	664,751,512	423,018,129

Net Assets
Beginning of period	1,212,284,660	789,266,531
End of period	$1,877,036,172	$1,212,284,660

Financial Highlights
Fidelity Advisor Freedom® Blend 2055 Fund Class A

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.13	$10.24	$11.70	$12.28	$8.27
Income from Investment Operations
Net investment income (loss) A,B	.18	.16	.21	.21	.10
Net realized and unrealized gain (loss)	.44	1.94	(1.09)	.23	4.43
Total from investment operations	.62	2.10	(.88)	.44	4.53
Distributions from net investment income	(.18)	(.17)	(.22)	(.28)	(.13)
Distributions from net realized gain	(.11)	(.04)	(.36)	(.74)	(.39)
Total distributions	(.29)	(.21)	(.58)	(1.02)	(.52)
Net asset value, end of period	$12.46	$12.13	$10.24	$11.70	$12.28
Total Return C,D	5.11%	20.66%	(7.33)%	3.10%	55.44%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.74%	.74%	.74%	.79%	.79%
Expenses net of fee waivers, if any	.74%	.74%	.74%	.79%	.79%
Expenses net of all reductions	.74%	.74%	.74%	.79%	.79%
Net investment income (loss)	1.45%	1.49%	2.09%	1.66%	.92%
Supplemental Data
Net assets, end of period (000 omitted)	$16,339	$12,328	$5,788	$2,479	$1,296
Portfolio turnover rate G	17%	13%	14%	20%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2055 Fund Class M

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.09	$10.21	$11.66	$12.26	$8.27
Income from Investment Operations
Net investment income (loss) A,B	.15	.13	.18	.18	.07
Net realized and unrealized gain (loss)	.43	1.93	(1.08)	.21	4.42
Total from investment operations	.58	2.06	(.90)	.39	4.49
Distributions from net investment income	(.16)	(.15)	(.20)	(.25)	(.11)
Distributions from net realized gain	(.11)	(.04)	(.36)	(.74)	(.39)
Total distributions	(.27)	(.18) C	(.55) C	(.99)	(.50)
Net asset value, end of period	$12.40	$12.09	$10.21	$11.66	$12.26
Total Return D,E	4.79%	20.35%	(7.50)%	2.73%	54.95%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.99%	.99%	.99%	1.04%	1.04%
Expenses net of fee waivers, if any	.99%	.99%	.99%	1.04%	1.04%
Expenses net of all reductions	.99%	.99%	.99%	1.04%	1.04%
Net investment income (loss)	1.20%	1.24%	1.84%	1.40%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$2,465	$1,828	$1,213	$822	$671
Portfolio turnover rate H	17%	13%	14%	20%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2055 Fund Class C

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$11.90	$10.08	$11.57	$12.19	$8.24
Income from Investment Operations
Net investment income (loss) A,B	.09	.08	.13	.11	.02
Net realized and unrealized gain (loss)	.43	1.90	(1.08)	.23	4.40
Total from investment operations	.52	1.98	(.95)	.34	4.42
Distributions from net investment income	(.12)	(.12)	(.18)	(.22)	(.08)
Distributions from net realized gain	(.11)	(.04)	(.36)	(.74)	(.39)
Total distributions	(.22) C	(.16)	(.54)	(.96)	(.47)
Net asset value, end of period	$12.20	$11.90	$10.08	$11.57	$12.19
Total Return D,E	4.39%	19.72%	(8.06)%	2.31%	54.23%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.49%	1.49%	1.49%	1.54%	1.55% H
Expenses net of fee waivers, if any	1.49%	1.49%	1.49%	1.54%	1.55% H
Expenses net of all reductions	1.49%	1.49%	1.49%	1.54%	1.55% H
Net investment income (loss)	.70%	.74%	1.34%	.90%	.16%
Supplemental Data
Net assets, end of period (000 omitted)	$2,229	$1,854	$1,162	$631	$391
Portfolio turnover rate I	17%	13%	14%	20%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2055 Fund

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.22	$10.30	$11.74	$12.32	$8.29
Income from Investment Operations
Net investment income (loss) A,B	.21	.19	.23	.24	.13
Net realized and unrealized gain (loss)	.44	1.95	(1.08)	.23	4.43
Total from investment operations	.65	2.14	(.85)	.47	4.56
Distributions from net investment income	(.21)	(.18)	(.23)	(.31)	(.14)
Distributions from net realized gain	(.11)	(.04)	(.36)	(.75)	(.39)
Total distributions	(.31) C	(.22)	(.59)	(1.05) C	(.53)
Net asset value, end of period	$12.56	$12.22	$10.30	$11.74	$12.32
Total Return D	5.34%	20.94%	(7.06)%	3.36%	55.75%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.49%	.49%	.49%	.54%	.54%
Expenses net of fee waivers, if any	.49%	.49%	.49%	.54%	.54%
Expenses net of all reductions	.49%	.49%	.49%	.54%	.54%
Net investment income (loss)	1.70%	1.74%	2.34%	1.90%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$231,215	$89,294	$51,504	$38,090	$13,739
Portfolio turnover rate G	17%	13%	14%	20%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2055 Fund Class K

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.25	$10.32	$11.76	$12.33	$8.29
Income from Investment Operations
Net investment income (loss) A,B	.23	.20	.25	.25	.14
Net realized and unrealized gain (loss)	.44	1.95	(1.10)	.23	4.44
Total from investment operations	.67	2.15	(.85)	.48	4.58
Distributions from net investment income	(.21)	(.19)	(.23)	(.30)	(.15)
Distributions from net realized gain	(.11)	(.04)	(.36)	(.75)	(.39)
Total distributions	(.32)	(.22) C	(.59)	(1.05)	(.54)
Net asset value, end of period	$12.60	$12.25	$10.32	$11.76	$12.33
Total Return D	5.48%	21.03%	(7.00)%	3.43%	55.92%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.39%	.39%	.39%	.44%	.44%
Expenses net of fee waivers, if any	.39%	.39%	.39%	.44%	.44%
Expenses net of all reductions	.39%	.39%	.39%	.44%	.44%
Net investment income (loss)	1.80%	1.84%	2.44%	2.00%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$19,899	$11,486	$7,512	$8,995	$7,108
Portfolio turnover rate G	17%	13%	14%	20%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2055 Fund Class K6

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.30	$10.36	$11.80	$12.35	$8.30
Income from Investment Operations
Net investment income (loss) A,B	.24	.21	.26	.27	.15
Net realized and unrealized gain (loss)	.44	1.96	(1.10)	.23	4.44
Total from investment operations	.68	2.17	(.84)	.50	4.59
Distributions from net investment income	(.23)	(.20)	(.24)	(.30)	(.15)
Distributions from net realized gain	(.11)	(.04)	(.36)	(.75)	(.40)
Total distributions	(.33) C	(.23) C	(.60)	(1.05)	(.54) C
Net asset value, end of period	$12.65	$12.30	$10.36	$11.80	$12.35
Total Return D	5.55%	21.17%	(6.90)%	3.60%	56.09%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.29%	.29%	.29%	.34%	.34%
Expenses net of fee waivers, if any	.29%	.29%	.29%	.34%	.34%
Expenses net of all reductions	.29%	.29%	.29%	.34%	.34%
Net investment income (loss)	1.88%	1.94%	2.54%	2.10%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$910,556	$584,683	$366,099	$287,129	$361,200
Portfolio turnover rate G	17%	13%	14%	20%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2055 Fund Class I

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.21	$10.29	$11.74	$12.32	$8.28
Income from Investment Operations
Net investment income (loss) A,B	.22	.19	.23	.24	.13
Net realized and unrealized gain (loss)	.44	1.94	(1.09)	.23	4.44
Total from investment operations	.66	2.13	(.86)	.47	4.57
Distributions from net investment income	(.20)	(.18)	(.24)	(.30)	(.14)
Distributions from net realized gain	(.11)	(.04)	(.36)	(.75)	(.39)
Total distributions	(.31)	(.21) C	(.59) C	(1.05)	(.53)
Net asset value, end of period	$12.56	$12.21	$10.29	$11.74	$12.32
Total Return D	5.41%	20.91%	(7.07)%	3.32%	55.85%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.49%	.49%	.49%	.54%	.54%
Expenses net of fee waivers, if any	.49%	.49%	.49%	.54%	.54%
Expenses net of all reductions	.49%	.49%	.49%	.54%	.54%
Net investment income (loss)	1.70%	1.74%	2.34%	1.91%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$40,284	$37,002	$29,458	$12,306	$3,995
Portfolio turnover rate G	17%	13%	14%	20%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2055 Fund Class Z

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.27	$10.34	$11.78	$12.36	$8.30
Income from Investment Operations
Net investment income (loss) A,B	.23	.20	.25	.25	.14
Net realized and unrealized gain (loss)	.45	1.95	(1.10)	.23	4.45
Total from investment operations	.68	2.15	(.85)	.48	4.59
Distributions from net investment income	(.21)	(.19)	(.23)	(.30)	(.14)
Distributions from net realized gain	(.11)	(.04)	(.36)	(.76)	(.39)
Total distributions	(.32)	(.22) C	(.59)	(1.06)	(.53)
Net asset value, end of period	$12.63	$12.27	$10.34	$11.78	$12.36
Total Return D	5.54%	21.00%	(6.96)%	3.41%	56.03%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.39%	.39%	.39%	.44%	.44%
Expenses net of fee waivers, if any	.39%	.39%	.39%	.44%	.44%
Expenses net of all reductions	.39%	.39%	.39%	.44%	.44%
Net investment income (loss)	1.80%	1.84%	2.44%	2.00%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$3,406	$2,852	$2,025	$1,649	$217
Portfolio turnover rate G	17%	13%	14%	20%	21%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2055 Fund Premier Class

Years ended March 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.28	$10.34	$11.77	$12.62
Income from Investment Operations
Net investment income (loss) B,C	.25	.22	.26	.48
Net realized and unrealized gain (loss)	.44	1.96	(1.09)	(.25)
Total from investment operations	.69	2.18	(.83)	.23
Distributions from net investment income	(.23)	(.20)	(.24)	(.33)
Distributions from net realized gain	(.11)	(.04)	(.36)	(.75)
Total distributions	(.34)	(.24)	(.60)	(1.08)
Net asset value, end of period	$12.63	$12.28	$10.34	$11.77
Total Return D,E	5.62%	21.23%	(6.81)%	1.34%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.25%	.25%	.25%	.29% H
Expenses net of fee waivers, if any	.25%	.25%	.25%	.29% H
Expenses net of all reductions	.25%	.25%	.25%	.29% H
Net investment income (loss)	1.94%	1.98%	2.58%	3.85% H
Supplemental Data
Net assets, end of period (000 omitted)	$650,643	$383,150	$259,689	$228,564
Portfolio turnover rate I	17%	13%	14%	20%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2060 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 6.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	63,828	494,668
Fidelity Series Corporate Bond Fund (b)	1,068	9,953
Fidelity Series Emerging Markets Debt Fund (b)	659,386	5,255,306
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	167,758	1,498,078
Fidelity Series Floating Rate High Income Fund (b)	109,818	970,791
Fidelity Series Government Bond Index Fund (b)	7,251	66,635
Fidelity Series High Income Fund (b)	621,685	5,315,404
Fidelity Series International Developed Markets Bond Index Fund (b)	1,094,452	9,423,235
Fidelity Series Investment Grade Bond Fund (b)	4,964	49,984
Fidelity Series Investment Grade Securitized Fund (b)	1,112	9,978
Fidelity Series Long-Term Treasury Bond Index Fund (b)	7,762,842	42,850,890
Fidelity Series Real Estate Income Fund (b)	98,810	986,124
TOTAL BOND FUNDS (Cost $71,633,877)		66,931,046

Domestic Equity Funds - 53.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	6,998,710	120,517,786
Fidelity Series Commodity Strategy Fund (b)	21,115	1,980,972
Fidelity Series Large Cap Growth Index Fund (b)	3,355,047	76,729,914
Fidelity Series Large Cap Stock Fund (b)	3,149,042	70,664,498
Fidelity Series Large Cap Value Index Fund (b)	8,976,309	149,186,263
Fidelity Series Small Cap Core Fund (b)	3,181,128	34,451,616
Fidelity Series Small Cap Opportunities Fund (b)	1,149,153	15,318,205
Fidelity Series Value Discovery Fund (b)	3,431,347	53,837,832
TOTAL DOMESTIC EQUITY FUNDS (Cost $471,650,342)		522,687,086

International Equity Funds - 39.3%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	1,756,165	28,063,512
Fidelity Series Emerging Markets Fund (b)	2,629,053	24,003,254
Fidelity Series Emerging Markets Opportunities Fund (b)	5,032,525	96,070,893
Fidelity Series International Growth Fund (b)	3,664,608	65,303,313
Fidelity Series International Index Fund (b)	1,951,096	24,954,521
Fidelity Series International Small Cap Fund (b)	767,295	12,806,160
Fidelity Series International Value Fund (b)	5,076,144	68,984,800
Fidelity Series Overseas Fund (b)	4,573,965	65,544,917
Fidelity Series Select International Small Cap Fund (b)	15,359	178,160
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $352,356,931)		385,909,530

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/10/2025 (d)	4.25	80,000	79,915
US Treasury Bills 0% 4/17/2025 (d)	4.24	20,000	19,961
US Treasury Bills 0% 4/24/2025 (d)	4.26	360,000	359,026
US Treasury Bills 0% 4/3/2025 (d)	4.26	290,000	289,932
US Treasury Bills 0% 5/1/2025 (d)	4.23 to 4.24	1,130,000	1,126,015
US Treasury Bills 0% 5/29/2025 (d)	4.24	160,000	158,908
US Treasury Bills 0% 5/8/2025 (d)	4.26	40,000	39,826
US Treasury Bills 0% 6/12/2025 (d)	4.25	130,000	128,911
US Treasury Bills 0% 6/20/2025 (d)	4.24	20,000	19,812
US Treasury Bills 0% 6/26/2025 (d)	4.24	210,000	207,896
US Treasury Bills 0% 6/5/2025 (d)	4.21 to 4.25	220,000	218,334
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,648,598)			2,648,536

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $3,441,108)	4.32	3,440,420	3,441,108

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $901,730,856)	981,617,306
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(587,603)
NET ASSETS - 100.0%	981,029,703

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	98	Jun 2025	11,839,870	(415,482)	(415,482)
ICE MSCI Emerging Markets Index Contracts (United States)	158	Jun 2025	8,775,320	(290,092)	(290,092)

TOTAL EQUITY CONTRACTS					(705,574)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	137	Jun 2025	15,236,969	321,199	321,199
CBOT Long Term US Treasury Bond Contracts (United States)	203	Jun 2025	23,808,094	566,302	566,302

TOTAL INTEREST RATE CONTRACTS					887,501

TOTAL PURCHASED					181,927

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	43	Jun 2025	12,154,488	93,416	93,416

TOTAL FUTURES CONTRACTS					275,343
The notional amount of futures purchased as a percentage of Net Assets is 6.1%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,648,536.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	536,847	22,826,079	19,921,811	56,771	(7)	-	3,441,108	3,440,420	0.0%
Total	536,847	22,826,079	19,921,811	56,771	(7)	-	3,441,108

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	287,985	6,006,032	6,311,679	98,702	18,880	(1,218)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	293,159	208,961	14,774	12,684	76	7,246	494,668	63,828
Fidelity Series Blue Chip Growth Fund	72,538,769	73,790,844	18,814,935	8,088,530	168,323	(7,165,215)	120,517,786	6,998,710
Fidelity Series Canada Fund	16,804,832	12,004,277	1,440,129	727,262	(9,170)	703,702	28,063,512	1,756,165
Fidelity Series Commodity Strategy Fund	3,984,904	2,492,647	4,392,442	177,041	(1,421,105)	1,316,968	1,980,972	21,115
Fidelity Series Corporate Bond Fund	-	176,948	168,365	547	1,398	(28)	9,953	1,068
Fidelity Series Emerging Markets Debt Fund	3,046,906	2,337,486	161,537	232,120	(83)	32,534	5,255,306	659,386
Fidelity Series Emerging Markets Debt Local Currency Fund	967,668	583,060	41,105	57,098	(185)	(11,360)	1,498,078	167,758
Fidelity Series Emerging Markets Fund	15,778,053	10,105,648	2,466,366	568,290	(55,070)	640,989	24,003,254	2,629,053
Fidelity Series Emerging Markets Opportunities Fund	63,677,833	39,823,696	11,710,913	1,687,044	(721,375)	5,001,652	96,070,893	5,032,525
Fidelity Series Floating Rate High Income Fund	577,824	441,987	29,364	66,300	(13)	(19,643)	970,791	109,818
Fidelity Series Government Bond Index Fund	-	395,840	329,988	924	588	195	66,635	7,251
Fidelity Series Government Money Market Fund	1,507	219,720	221,227	2,056	-	-	-	-
Fidelity Series High Income Fund	3,111,699	2,534,574	342,834	275,484	3,405	8,560	5,315,404	621,685
Fidelity Series International Developed Markets Bond Index Fund	-	9,799,243	104,541	136,604	(185)	(271,282)	9,423,235	1,094,452
Fidelity Series International Growth Fund	42,351,946	29,628,192	3,897,855	2,295,353	(4,942)	(2,774,028)	65,303,313	3,664,608
Fidelity Series International Index Fund	15,960,567	10,312,016	1,834,221	622,654	(41,598)	557,757	24,954,521	1,951,096
Fidelity Series International Small Cap Fund	8,940,768	6,190,149	1,708,656	1,091,125	(36,219)	(579,882)	12,806,160	767,295
Fidelity Series International Value Fund	42,671,318	27,853,834	6,209,331	2,509,508	(30,363)	4,699,342	68,984,800	5,076,144
Fidelity Series Investment Grade Bond Fund	-	362,622	314,349	1,053	1,633	78	49,984	4,964
Fidelity Series Investment Grade Securitized Fund	-	174,071	165,018	495	924	1	9,978	1,112
Fidelity Series Large Cap Growth Index Fund	45,927,889	38,836,188	10,364,586	370,221	172,079	2,158,344	76,729,914	3,355,047
Fidelity Series Large Cap Stock Fund	48,750,044	32,779,721	11,825,208	4,204,091	608,332	351,609	70,664,498	3,149,042
Fidelity Series Large Cap Value Index Fund	87,163,080	72,380,787	13,970,130	4,048,180	289,725	3,322,801	149,186,263	8,976,309
Fidelity Series Long-Term Treasury Bond Index Fund	28,839,256	22,912,821	8,389,790	1,128,296	(978,658)	467,261	42,850,890	7,762,842
Fidelity Series Overseas Fund	42,450,666	27,261,523	4,961,949	1,237,140	(94,163)	888,840	65,544,917	4,573,965
Fidelity Series Real Estate Income Fund	578,026	419,752	30,934	44,994	783	18,497	986,124	98,810
Fidelity Series Select International Small Cap Fund	-	178,160	-	-	-	-	178,160	15,359
Fidelity Series Short-Term Credit Fund	119,133	-	118,529	137	2,597	(3,201)	-	-
Fidelity Series Small Cap Core Fund	866,165	40,231,578	3,104,654	348,138	20,353	(3,561,826)	34,451,616	3,181,128
Fidelity Series Small Cap Opportunities Fund	21,511,685	8,535,016	12,523,573	1,282,852	439,315	(2,644,238)	15,318,205	1,149,153
Fidelity Series Treasury Bill Index Fund	6,740	636,629	643,424	6,309	55	-	-	-
Fidelity Series Value Discovery Fund	32,064,911	28,158,215	5,817,345	2,275,473	58,850	(626,799)	53,837,832	3,431,347
	599,273,333	507,772,237	132,429,751	33,596,705	(1,605,813)	2,517,656	975,527,662

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	66,931,046	66,931,046	-	-

Domestic Equity Funds	522,687,086	522,687,086	-	-

International Equity Funds	385,909,530	385,909,530	-	-

U.S. Treasury Obligations	2,648,536	-	2,648,536	-

Money Market Funds	3,441,108	3,441,108	-	-
Total Investments in Securities:	981,617,306	978,968,770	2,648,536	-
Derivative Instruments:

Assets
Futures Contracts	980,917	980,917	-	-
Total Assets	980,917	980,917	-	-

Liabilities
Futures Contracts	(705,574)	(705,574)	-	-
Total Liabilities	(705,574)	(705,574)	-	-
Total Derivative Instruments:	275,343	275,343	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	93,416	(705,574)
Total Equity Risk	93,416	(705,574)
Interest Rate Risk
Futures Contracts (a)	887,501	0
Total Interest Rate Risk	887,501	0
Total Value of Derivatives	980,917	(705,574)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2060 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $2,648,598)	$2,648,536
Fidelity Central Funds (cost $3,441,108)	3,441,108
Other affiliated issuers (cost $895,641,150)	975,527,662

Total Investment in Securities (cost $901,730,856)		$981,617,306
Receivable for investments sold		11,069,224
Receivable for fund shares sold		2,154,041
Distributions receivable from Fidelity Central Funds		12,298
Other receivables		24
Total assets		994,852,893
Liabilities
Payable for investments purchased	$12,059,864
Payable for fund shares redeemed	1,282,452
Accrued management fee	253,106
Distribution and service plan fees payable	4,398
Payable for daily variation margin on futures contracts	223,370
Total liabilities		13,823,190
Net Assets		$981,029,703
Net Assets consist of:
Paid in capital		$902,290,174
Total accumulated earnings (loss)		78,739,529
Net Assets		$981,029,703

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($10,085,286 ÷ 800,082 shares)(a)		$12.61
Maximum offering price per share (100/94.25 of $12.61)		$13.38
Class M :
Net Asset Value and redemption price per share ($1,674,025 ÷ 133,557 shares)(a)		$12.53
Maximum offering price per share (100/96.50 of $12.53)		$12.98
Class C :
Net Asset Value and offering price per share ($1,890,689 ÷ 153,072 shares)(a)		$12.35
Fidelity Freedom Blend 2060 Fund :
Net Asset Value, offering price and redemption price per share ($107,169,774 ÷ 8,438,749 shares)		$12.70
Class K :
Net Asset Value, offering price and redemption price per share ($12,110,667 ÷ 951,722 shares)		$12.73
Class K6 :
Net Asset Value, offering price and redemption price per share ($541,837,171 ÷ 42,425,857 shares)		$12.77
Class I :
Net Asset Value, offering price and redemption price per share ($21,983,933 ÷ 1,732,957 shares)		$12.69
Class Z :
Net Asset Value, offering price and redemption price per share ($1,531,010 ÷ 120,081 shares)		$12.75
Premier Class :
Net Asset Value, offering price and redemption price per share ($282,747,148 ÷ 22,159,494 shares)		$12.76
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$16,890,189
Interest		79,188
Income from Fidelity Central Funds		56,771
Total income		17,026,148
Expenses
Management fee	$2,357,154
Distribution and service plan fees	47,271
Independent trustees' fees and expenses	1,925
Total expenses before reductions	2,406,350
Expense reductions	(182)
Total expenses after reductions		2,406,168
Net Investment income (loss)		14,619,980
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(4)
Fidelity Central Funds	(7)
Other affiliated issuers	(1,605,813)
Futures contracts	(588,338)
Capital gain distributions from underlying funds:
Affiliated issuers	16,706,516
Total net realized gain (loss)		14,512,354
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(46)
Affiliated issuers	2,517,656
Futures contracts	108,679
Total change in net unrealized appreciation (depreciation)		2,626,289
Net gain (loss)		17,138,643
Net increase (decrease) in net assets resulting from operations		$31,758,623
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,619,980	$8,762,505
Net realized gain (loss)	14,512,354	16,435
Change in net unrealized appreciation (depreciation)	2,626,289	86,542,847
Net increase (decrease) in net assets resulting from operations	31,758,623	95,321,787
Distributions to shareholders	(23,059,514)	(10,175,259)

Share transactions - net increase (decrease)	371,633,617	166,694,804
Total increase (decrease) in net assets	380,332,726	251,841,332

Net Assets
Beginning of period	600,696,977	348,855,645
End of period	$981,029,703	$600,696,977

Financial Highlights
Fidelity Advisor Freedom® Blend 2060 Fund Class A

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.29	$10.37	$11.82	$12.38	$8.30
Income from Investment Operations
Net investment income (loss) A,B	.19	.17	.21	.24	.10
Net realized and unrealized gain (loss)	.44	1.96	(1.10)	.20	4.45
Total from investment operations	.63	2.13	(.89)	.44	4.55
Distributions from net investment income	(.18)	(.17)	(.21)	(.28)	(.12)
Distributions from net realized gain	(.13)	(.04)	(.35)	(.72)	(.35)
Total distributions	(.31)	(.21)	(.56)	(1.00)	(.47)
Net asset value, end of period	$12.61	$12.29	$10.37	$11.82	$12.38
Total Return C,D	5.14%	20.72%	(7.33)%	3.08%	55.38%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.74%	.74%	.74%	.79%	.79%
Expenses net of fee waivers, if any	.74%	.74%	.74%	.79%	.79%
Expenses net of all reductions	.74%	.74%	.74%	.79%	.79%
Net investment income (loss)	1.47%	1.51%	2.12%	1.90%	.93%
Supplemental Data
Net assets, end of period (000 omitted)	$10,085	$7,707	$3,697	$2,021	$1,205
Portfolio turnover rate G	17%	14%	14%	22%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2060 Fund Class M

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.23	$10.33	$11.78	$12.35	$8.29
Income from Investment Operations
Net investment income (loss) A,B	.15	.14	.19	.21	.07
Net realized and unrealized gain (loss)	.44	1.95	(1.10)	.19	4.45
Total from investment operations	.59	2.09	(.91)	.40	4.52
Distributions from net investment income	(.16)	(.15)	(.19)	(.25)	(.11)
Distributions from net realized gain	(.13)	(.04)	(.35)	(.72)	(.35)
Total distributions	(.29)	(.19)	(.54)	(.97)	(.46)
Net asset value, end of period	$12.53	$12.23	$10.33	$11.78	$12.35
Total Return C,D	4.83%	20.34%	(7.55)%	2.79%	55.06%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.99%	.99%	.99%	1.04%	1.04%
Expenses net of fee waivers, if any	.99%	.99%	.99%	1.04%	1.04%
Expenses net of all reductions	.99%	.99%	.99%	1.04%	1.04%
Net investment income (loss)	1.22%	1.26%	1.87%	1.65%	.68%
Supplemental Data
Net assets, end of period (000 omitted)	$1,674	$1,299	$836	$589	$414
Portfolio turnover rate G	17%	14%	14%	22%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2060 Fund Class C

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.08	$10.22	$11.68	$12.27	$8.26
Income from Investment Operations
Net investment income (loss) A,B	.09	.08	.14	.14	.02
Net realized and unrealized gain (loss)	.43	1.93	(1.09)	.20	4.41
Total from investment operations	.52	2.01	(.95)	.34	4.43
Distributions from net investment income	(.12)	(.11)	(.16)	(.21)	(.07)
Distributions from net realized gain	(.13)	(.04)	(.35)	(.72)	(.35)
Total distributions	(.25)	(.15)	(.51)	(.93)	(.42)
Net asset value, end of period	$12.35	$12.08	$10.22	$11.68	$12.27
Total Return C,D	4.31%	19.77%	(8.01)%	2.30%	54.17%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.49%	1.49%	1.49%	1.54%	1.54%
Expenses net of fee waivers, if any	1.49%	1.49%	1.49%	1.54%	1.54%
Expenses net of all reductions	1.49%	1.49%	1.49%	1.54%	1.54%
Net investment income (loss)	.71%	.76%	1.37%	1.15%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$1,891	$1,451	$1,023	$644	$484
Portfolio turnover rate G	17%	14%	14%	22%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2060 Fund

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.37	$10.42	$11.86	$12.41	$8.31
Income from Investment Operations
Net investment income (loss) A,B	.22	.20	.24	.27	.13
Net realized and unrealized gain (loss)	.45	1.97	(1.11)	.20	4.46
Total from investment operations	.67	2.17	(.87)	.47	4.59
Distributions from net investment income	(.21)	(.18)	(.22)	(.30)	(.14)
Distributions from net realized gain	(.13)	(.04)	(.35)	(.72)	(.35)
Total distributions	(.34)	(.22)	(.57)	(1.02)	(.49)
Net asset value, end of period	$12.70	$12.37	$10.42	$11.86	$12.41
Total Return C	5.37%	21.04%	(7.13)%	3.31%	55.78%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.49%	.49%	.49%	.54%	.54%
Expenses net of fee waivers, if any	.49%	.49%	.49%	.54%	.54%
Expenses net of all reductions	.49%	.49%	.49%	.54%	.54%
Net investment income (loss)	1.71%	1.76%	2.37%	2.15%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$107,170	$38,290	$18,866	$14,201	$6,778
Portfolio turnover rate F	17%	14%	14%	22%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2060 Fund Class K

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.39	$10.44	$11.87	$12.42	$8.31
Income from Investment Operations
Net investment income (loss) A,B	.23	.21	.25	.29	.14
Net realized and unrealized gain (loss)	.46	1.97	(1.10)	.19	4.47
Total from investment operations	.69	2.18	(.85)	.48	4.61
Distributions from net investment income	(.22)	(.19)	(.23)	(.30)	(.14)
Distributions from net realized gain	(.13)	(.04)	(.35)	(.72)	(.35)
Total distributions	(.35)	(.23)	(.58)	(1.03) C	(.50) C
Net asset value, end of period	$12.73	$12.39	$10.44	$11.87	$12.42
Total Return D	5.54%	21.04%	(6.96)%	3.38%	56.01%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.39%	.39%	.39%	.44%	.44%
Expenses net of fee waivers, if any	.39%	.39%	.39%	.44%	.44%
Expenses net of all reductions	.39%	.39%	.39%	.44%	.44%
Net investment income (loss)	1.82%	1.86%	2.47%	2.25%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$12,111	$5,688	$3,416	$3,292	$2,363
Portfolio turnover rate G	17%	14%	14%	22%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2060 Fund Class K6

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.43	$10.47	$11.90	$12.44	$8.32
Income from Investment Operations
Net investment income (loss) A,B	.24	.22	.26	.30	.15
Net realized and unrealized gain (loss)	.46	1.98	(1.11)	.19	4.47
Total from investment operations	.70	2.20	(.85)	.49	4.62
Distributions from net investment income	(.23)	(.20)	(.24)	(.31)	(.15)
Distributions from net realized gain	(.13)	(.04)	(.35)	(.73)	(.35)
Total distributions	(.36)	(.24)	(.58) C	(1.03) C	(.50)
Net asset value, end of period	$12.77	$12.43	$10.47	$11.90	$12.44
Total Return D	5.60%	21.18%	(6.88)%	3.49%	56.17%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.29%	.29%	.29%	.34%	.34%
Expenses net of fee waivers, if any	.29%	.29%	.29%	.34%	.34%
Expenses net of all reductions	.29%	.29%	.29%	.34%	.34%
Net investment income (loss)	1.87%	1.96%	2.57%	2.35%	1.38%
Supplemental Data
Net assets, end of period (000 omitted)	$541,837	$334,726	$191,249	$133,842	$116,569
Portfolio turnover rate G	17%	14%	14%	22%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2060 Fund Class I

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.35	$10.41	$11.85	$12.40	$8.30
Income from Investment Operations
Net investment income (loss) A,B	.22	.19	.24	.27	.13
Net realized and unrealized gain (loss)	.45	1.97	(1.10)	.20	4.46
Total from investment operations	.67	2.16	(.86)	.47	4.59
Distributions from net investment income	(.20)	(.18)	(.23)	(.30)	(.13)
Distributions from net realized gain	(.13)	(.04)	(.35)	(.72)	(.35)
Total distributions	(.33)	(.22)	(.58)	(1.02)	(.49) C
Net asset value, end of period	$12.69	$12.35	$10.41	$11.85	$12.40
Total Return D	5.44%	20.91%	(7.05)%	3.33%	55.83%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.49%	.49%	.49%	.54%	.54%
Expenses net of fee waivers, if any	.49%	.49%	.49%	.54%	.54%
Expenses net of all reductions	.49%	.49%	.49%	.54%	.54%
Net investment income (loss)	1.72%	1.76%	2.37%	2.15%	1.18%
Supplemental Data
Net assets, end of period (000 omitted)	$21,984	$19,592	$14,510	$5,359	$2,284
Portfolio turnover rate G	17%	14%	14%	22%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2060 Fund Class Z

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.41	$10.45	$11.89	$12.45	$8.33
Income from Investment Operations
Net investment income (loss) A,B	.24	.21	.25	.29	.14
Net realized and unrealized gain (loss)	.44	1.98	(1.11)	.19	4.47
Total from investment operations	.68	2.19	(.86)	.48	4.61
Distributions from net investment income	(.21)	(.19)	(.23)	(.31)	(.14)
Distributions from net realized gain	(.13)	(.04)	(.35)	(.73)	(.35)
Total distributions	(.34)	(.23)	(.58)	(1.04)	(.49)
Net asset value, end of period	$12.75	$12.41	$10.45	$11.89	$12.45
Total Return C	5.50%	21.12%	(7.02)%	3.38%	55.93%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.39%	.39%	.39%	.44%	.44%
Expenses net of fee waivers, if any	.39%	.39%	.39%	.44%	.44%
Expenses net of all reductions	.39%	.39%	.39%	.44%	.44%
Net investment income (loss)	1.82%	1.86%	2.47%	2.25%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$1,531	$1,148	$832	$545	$139
Portfolio turnover rate F	17%	14%	14%	22%	22%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2060 Fund Premier Class

Years ended March 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.42	$10.46	$11.89	$12.71
Income from Investment Operations
Net investment income (loss) B,C	.25	.22	.27	.48
Net realized and unrealized gain (loss)	.45	1.98	(1.11)	(.25)
Total from investment operations	.70	2.20	(.84)	.23
Distributions from net investment income	(.24)	(.20)	(.24)	(.33)
Distributions from net realized gain	(.13)	(.04)	(.35)	(.73)
Total distributions	(.36) D	(.24)	(.59)	(1.05) D
Net asset value, end of period	$12.76	$12.42	$10.46	$11.89
Total Return E,F	5.67%	21.22%	(6.86)%	1.36%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.25%	.25%	.25%	.29% I
Expenses net of fee waivers, if any	.25%	.25%	.25%	.29% I
Expenses net of all reductions	.25%	.25%	.25%	.29% I
Net investment income (loss)	1.96%	2.00%	2.61%	3.82% I
Supplemental Data
Net assets, end of period (000 omitted)	$282,747	$144,882	$85,062	$62,129
Portfolio turnover rate J	17%	14%	14%	22%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2065 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 6.8%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	21,204	164,333
Fidelity Series Corporate Bond Fund (b)	458	4,271
Fidelity Series Emerging Markets Debt Fund (b)	219,838	1,752,113
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	53,876	481,111
Fidelity Series Floating Rate High Income Fund (b)	36,289	320,798
Fidelity Series Government Bond Index Fund (b)	2,666	24,496
Fidelity Series High Income Fund (b)	204,245	1,746,298
Fidelity Series International Developed Markets Bond Index Fund (b)	360,356	3,102,662
Fidelity Series Investment Grade Bond Fund (b)	1,890	19,033
Fidelity Series Investment Grade Securitized Fund (b)	477	4,280
Fidelity Series Long-Term Treasury Bond Index Fund (b)	2,550,460	14,078,539
Fidelity Series Real Estate Income Fund (b)	32,465	323,999
TOTAL BOND FUNDS (Cost $22,633,113)		22,021,933

Domestic Equity Funds - 53.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	2,299,492	39,597,246
Fidelity Series Commodity Strategy Fund (b)	6,937	650,860
Fidelity Series Large Cap Growth Index Fund (b)	1,102,347	25,210,685
Fidelity Series Large Cap Stock Fund (b)	1,034,658	23,217,727
Fidelity Series Large Cap Value Index Fund (b)	2,948,821	49,009,413
Fidelity Series Small Cap Core Fund (b)	1,045,196	11,319,472
Fidelity Series Small Cap Opportunities Fund (b)	377,565	5,032,939
Fidelity Series Value Discovery Fund (b)	1,127,393	17,688,804
TOTAL DOMESTIC EQUITY FUNDS (Cost $160,303,323)		171,727,146

International Equity Funds - 39.3%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	576,983	9,220,194
Fidelity Series Emerging Markets Fund (b)	863,782	7,886,325
Fidelity Series Emerging Markets Opportunities Fund (b)	1,653,449	31,564,346
Fidelity Series International Growth Fund (b)	1,204,747	21,468,595
Fidelity Series International Index Fund (b)	641,035	8,198,842
Fidelity Series International Small Cap Fund (b)	251,749	4,201,693
Fidelity Series International Value Fund (b)	1,666,378	22,646,077
Fidelity Series Overseas Fund (b)	1,502,787	21,534,939
Fidelity Series Select International Small Cap Fund (b)	5,043	58,494
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $117,330,266)		126,779,505

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/10/2025 (d)	4.25	40,000	39,957
US Treasury Bills 0% 4/3/2025 (d)	4.26	90,000	89,979
US Treasury Bills 0% 5/1/2025 (d)	4.23 to 4.24	310,000	308,907
US Treasury Bills 0% 5/29/2025 (d)	4.24	50,000	49,659
US Treasury Bills 0% 5/8/2025 (d)	4.26	20,000	19,912
US Treasury Bills 0% 6/26/2025 (d)	4.24	70,000	69,299
US Treasury Bills 0% 6/5/2025 (d)	4.21 to 4.25	280,000	277,879
TOTAL U.S. TREASURY OBLIGATIONS (Cost $855,607)			855,592

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $1,210,595)	4.32	1,210,353	1,210,595

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $302,332,904)	322,594,771
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(265,076)
NET ASSETS - 100.0%	322,329,695

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	32	Jun 2025	3,866,080	(135,662)	(135,662)
ICE MSCI Emerging Markets Index Contracts (United States)	52	Jun 2025	2,888,080	(95,706)	(95,706)

TOTAL EQUITY CONTRACTS					(231,368)

Interest Rate Contracts
CBOT 10 Year US Treasury Notes Contracts (United States)	45	Jun 2025	5,004,844	103,722	103,722
CBOT Long Term US Treasury Bond Contracts (United States)	67	Jun 2025	7,857,844	180,198	180,198

TOTAL INTEREST RATE CONTRACTS					283,920

TOTAL PURCHASED					52,552

Sold

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	14	Jun 2025	3,957,275	31,146	31,146

TOTAL FUTURES CONTRACTS					83,698
The notional amount of futures purchased as a percentage of Net Assets is 6.1%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $855,592.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	161,331	6,379,025	5,329,757	15,798	(4)	-	1,210,595	1,210,353	0.0%
Total	161,331	6,379,025	5,329,757	15,798	(4)	-	1,210,595

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	77,335	1,918,971	2,001,607	30,409	5,631	(330)	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	79,424	86,753	4,247	3,868	(30)	2,433	164,333	21,204
Fidelity Series Blue Chip Growth Fund	19,641,632	28,156,774	5,624,599	2,448,359	(54,103)	(2,522,458)	39,597,246	2,299,492
Fidelity Series Canada Fund	4,552,963	4,912,272	437,888	227,224	(4,628)	197,475	9,220,194	576,983
Fidelity Series Commodity Strategy Fund	1,074,582	899,258	1,291,965	53,838	(145,214)	114,199	650,860	6,937
Fidelity Series Corporate Bond Fund	-	53,405	49,428	155	302	(8)	4,271	458
Fidelity Series Emerging Markets Debt Fund	824,339	965,648	46,659	71,436	645	8,140	1,752,113	219,838
Fidelity Series Emerging Markets Debt Local Currency Fund	261,278	240,131	16,624	17,588	(267)	(3,407)	481,111	53,876
Fidelity Series Emerging Markets Fund	4,279,797	4,203,187	757,608	177,624	9,454	151,495	7,886,325	863,782
Fidelity Series Emerging Markets Opportunities Fund	17,246,365	16,599,971	3,493,897	527,037	127,582	1,084,325	31,564,346	1,653,449
Fidelity Series Floating Rate High Income Fund	156,375	179,139	8,488	20,155	(3)	(6,225)	320,798	36,289
Fidelity Series Government Bond Index Fund	-	110,896	86,609	256	136	73	24,496	2,666
Fidelity Series Government Money Market Fund	532	72,842	73,374	775	-	-	-	-
Fidelity Series High Income Fund	841,473	1,011,299	108,199	84,093	(1,063)	2,788	1,746,298	204,245
Fidelity Series International Developed Markets Bond Index Fund	-	3,207,452	19,658	42,555	(348)	(84,784)	3,102,662	360,356
Fidelity Series International Growth Fund	11,469,086	11,964,907	1,063,396	717,110	(12,725)	(889,277)	21,468,595	1,204,747
Fidelity Series International Index Fund	4,324,517	4,293,498	575,215	194,504	(15,637)	171,679	8,198,842	641,035
Fidelity Series International Small Cap Fund	2,402,993	2,525,583	527,715	340,868	(15,075)	(184,093)	4,201,693	251,749
Fidelity Series International Value Fund	11,549,856	11,477,442	1,842,064	784,598	(31,211)	1,492,054	22,646,077	1,666,378
Fidelity Series Investment Grade Bond Fund	-	100,592	81,982	287	391	32	19,033	1,890
Fidelity Series Investment Grade Securitized Fund	-	52,550	48,466	140	193	3	4,280	477
Fidelity Series Large Cap Growth Index Fund	12,437,494	15,427,827	3,117,761	113,463	(3,829)	466,954	25,210,685	1,102,347
Fidelity Series Large Cap Stock Fund	13,195,397	13,230,488	3,374,349	1,264,572	70,624	95,567	23,217,727	1,034,658
Fidelity Series Large Cap Value Index Fund	23,592,839	28,422,865	4,010,137	1,266,694	33,817	970,029	49,009,413	2,948,821
Fidelity Series Long-Term Treasury Bond Index Fund	7,808,061	8,808,613	2,396,284	342,206	(29,462)	(112,389)	14,078,539	2,550,460
Fidelity Series Overseas Fund	11,495,767	11,327,796	1,511,132	386,492	(40,801)	263,309	21,534,939	1,502,787
Fidelity Series Real Estate Income Fund	156,524	172,729	10,810	13,771	139	5,417	323,999	32,465
Fidelity Series Select International Small Cap Fund	-	58,494	-	-	-	-	58,494	5,043
Fidelity Series Small Cap Core Fund	230,696	13,362,482	1,085,894	109,322	(7,837)	(1,179,975)	11,319,472	1,045,196
Fidelity Series Small Cap Opportunities Fund	5,822,394	3,349,669	3,437,891	389,241	132,252	(833,485)	5,032,939	377,565
Fidelity Series Treasury Bill Index Fund	1,925	197,886	199,922	1,780	111	-	-	-
Fidelity Series Value Discovery Fund	8,685,489	10,844,151	1,644,516	716,008	59,251	(255,571)	17,688,804	1,127,393
	162,209,133	198,235,570	38,948,384	10,346,428	78,295	(1,046,030)	320,528,584

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	22,021,933	22,021,933	-	-

Domestic Equity Funds	171,727,146	171,727,146	-	-

International Equity Funds	126,779,505	126,779,505	-	-

U.S. Treasury Obligations	855,592	-	855,592	-

Money Market Funds	1,210,595	1,210,595	-	-
Total Investments in Securities:	322,594,771	321,739,179	855,592	-
Derivative Instruments:

Assets
Futures Contracts	315,066	315,066	-	-
Total Assets	315,066	315,066	-	-

Liabilities
Futures Contracts	(231,368)	(231,368)	-	-
Total Liabilities	(231,368)	(231,368)	-	-
Total Derivative Instruments:	83,698	83,698	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	31,146	(231,368)
Total Equity Risk	31,146	(231,368)
Interest Rate Risk
Futures Contracts (a)	283,920	0
Total Interest Rate Risk	283,920	0
Total Value of Derivatives	315,066	(231,368)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity Freedom® Blend 2065 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $855,607)	$855,592
Fidelity Central Funds (cost $1,210,595)	1,210,595
Other affiliated issuers (cost $300,266,702)	320,528,584

Total Investment in Securities (cost $302,332,904)		$322,594,771
Receivable for investments sold		3,759,559
Receivable for fund shares sold		631,478
Distributions receivable from Fidelity Central Funds		3,964
Other receivables		7
Total assets		326,989,779
Liabilities
Payable for investments purchased	$3,789,426
Payable for fund shares redeemed	711,223
Accrued management fee	84,581
Distribution and service plan fees payable	3,108
Payable for daily variation margin on futures contracts	71,737
Other payables and accrued expenses	9
Total liabilities		4,660,084
Net Assets		$322,329,695
Net Assets consist of:
Paid in capital		$302,560,360
Total accumulated earnings (loss)		19,769,335
Net Assets		$322,329,695

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($6,792,098 ÷ 520,149 shares)(a)		$13.06
Maximum offering price per share (100/94.25 of $13.06)		$13.86
Class M :
Net Asset Value and redemption price per share ($836,407 ÷ 64,186 shares)(a)		$13.03
Maximum offering price per share (100/96.50 of $13.03)		$13.50
Class C :
Net Asset Value and offering price per share ($1,557,906 ÷ 121,021 shares)(a)		$12.87
Fidelity Freedom Blend 2065 Fund :
Net Asset Value, offering price and redemption price per share ($38,967,824 ÷ 2,962,185 shares)		$13.16
Class K :
Net Asset Value, offering price and redemption price per share ($6,535,849 ÷ 495,340 shares)		$13.19
Class K6 :
Net Asset Value, offering price and redemption price per share ($189,149,125 ÷ 14,332,545 shares)		$13.20
Class I :
Net Asset Value, offering price and redemption price per share ($6,209,497 ÷ 471,455 shares)		$13.17
Class Z :
Net Asset Value, offering price and redemption price per share ($833,392 ÷ 63,071 shares)		$13.21
Premier Class :
Net Asset Value, offering price and redemption price per share ($71,447,597 ÷ 5,414,522 shares)		$13.20
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$5,246,565
Interest		24,567
Income from Fidelity Central Funds		15,798
Total income		5,286,930
Expenses
Management fee	$736,284
Distribution and service plan fees	32,501
Independent trustees' fees and expenses	574
Total expenses before reductions	769,359
Expense reductions	(496)
Total expenses after reductions		768,863
Net Investment income (loss)		4,518,067
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1)
Fidelity Central Funds	(4)
Other affiliated issuers	78,295
Futures contracts	(160,967)
Capital gain distributions from underlying funds:
Affiliated issuers	5,099,863
Total net realized gain (loss)		5,017,186
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(19)
Affiliated issuers	(1,046,030)
Futures contracts	37,496
Total change in net unrealized appreciation (depreciation)		(1,008,553)
Net gain (loss)		4,008,633
Net increase (decrease) in net assets resulting from operations		$8,526,700
Statement of Changes in Net Assets

	Year ended March 31, 2025	Year ended March 31, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,518,067	$2,396,826
Net realized gain (loss)	5,017,186	207,034
Change in net unrealized appreciation (depreciation)	(1,008,553)	22,697,650
Net increase (decrease) in net assets resulting from operations	8,526,700	25,301,510
Distributions to shareholders	(7,536,724)	(2,787,322)

Share transactions - net increase (decrease)	158,755,706	63,956,469
Total increase (decrease) in net assets	159,745,682	86,470,657

Net Assets
Beginning of period	162,584,013	76,113,356
End of period	$322,329,695	$162,584,013

Financial Highlights
Fidelity Advisor Freedom® Blend 2065 Fund Class A

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.76	$10.77	$12.21	$12.64	$8.42
Income from Investment Operations
Net investment income (loss) A,B	.20	.19	.23	.27	.11
Net realized and unrealized gain (loss)	.45	2.01	(1.15)	.17	4.51
Total from investment operations	.65	2.20	(.92)	.44	4.62
Distributions from net investment income	(.19)	(.17)	(.22)	(.27)	(.11)
Distributions from net realized gain	(.16)	(.05)	(.31)	(.61)	(.29)
Total distributions	(.35)	(.21) C	(.52) C	(.87) C	(.40)
Net asset value, end of period	$13.06	$12.76	$10.77	$12.21	$12.64
Total Return D,E	5.12%	20.63%	(7.34)%	3.10%	55.34%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.74%	.75% H	.74%	.79%	.79%
Expenses net of fee waivers, if any	.74%	.75% H	.74%	.79%	.79%
Expenses net of all reductions	.74%	.75% H	.74%	.79%	.79%
Net investment income (loss)	1.52%	1.70%	2.20%	2.05%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$6,792	$4,683	$2,077	$869	$466
Portfolio turnover rate I	16%	36%	26%	33%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2065 Fund Class M

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.73	$10.76	$12.19	$12.63	$8.42
Income from Investment Operations
Net investment income (loss) A,B	.17	.16	.20	.23	.08
Net realized and unrealized gain (loss)	.45	2.00	(1.13)	.17	4.51
Total from investment operations	.62	2.16	(.93)	.40	4.59
Distributions from net investment income	(.16)	(.15)	(.19)	(.23)	(.09)
Distributions from net realized gain	(.16)	(.05)	(.31)	(.61)	(.29)
Total distributions	(.32)	(.19) C	(.50)	(.84)	(.38)
Net asset value, end of period	$13.03	$12.73	$10.76	$12.19	$12.63
Total Return D,E	4.89%	20.25%	(7.50)%	2.76%	54.90%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.99%	1.00% H	.99%	1.04%	1.04%
Expenses net of fee waivers, if any	.99%	1.00% H	.99%	1.04%	1.04%
Expenses net of all reductions	.99%	1.00% H	.99%	1.04%	1.04%
Net investment income (loss)	1.27%	1.45%	1.95%	1.79%	.75%
Supplemental Data
Net assets, end of period (000 omitted)	$836	$653	$422	$338	$358
Portfolio turnover rate I	16%	36%	26%	33%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2065 Fund Class C

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.61	$10.67	$12.11	$12.58	$8.40
Income from Investment Operations
Net investment income (loss) A,B	.10	.11	.15	.17	.03
Net realized and unrealized gain (loss)	.44	1.98	(1.13)	.16	4.49
Total from investment operations	.54	2.09	(.98)	.33	4.52
Distributions from net investment income	(.12)	(.10)	(.16)	(.19)	(.05)
Distributions from net realized gain	(.16)	(.05)	(.31)	(.61)	(.29)
Total distributions	(.28)	(.15)	(.46) C	(.80)	(.34)
Net asset value, end of period	$12.87	$12.61	$10.67	$12.11	$12.58
Total Return D,E	4.29%	19.71%	(7.95)%	2.21%	54.22%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.49%	1.50%	1.49%	1.54%	1.54%
Expenses net of fee waivers, if any	1.49%	1.49%	1.49%	1.54%	1.54%
Expenses net of all reductions	1.49%	1.49%	1.49%	1.54%	1.54%
Net investment income (loss)	.77%	.95%	1.45%	1.29%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$1,558	$1,123	$606	$501	$339
Portfolio turnover rate H	16%	36%	26%	33%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2065 Fund

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.84	$10.83	$12.25	$12.67	$8.43
Income from Investment Operations
Net investment income (loss) A,B	.24	.22	.26	.30	.14
Net realized and unrealized gain (loss)	.45	2.02	(1.15)	.18	4.52
Total from investment operations	.69	2.24	(.89)	.48	4.66
Distributions from net investment income	(.21)	(.19)	(.23)	(.29)	(.13)
Distributions from net realized gain	(.16)	(.05)	(.31)	(.61)	(.29)
Total distributions	(.37)	(.23) C	(.53) C	(.90)	(.42)
Net asset value, end of period	$13.16	$12.84	$10.83	$12.25	$12.67
Total Return D	5.41%	20.87%	(7.05)%	3.34%	55.69%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.49%	.50%	.49%	.54%	.54%
Expenses net of fee waivers, if any	.49%	.49%	.49%	.54%	.54%
Expenses net of all reductions	.49%	.49%	.49%	.54%	.54%
Net investment income (loss)	1.77%	1.95%	2.45%	2.30%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$38,968	$11,927	$5,708	$3,662	$1,767
Portfolio turnover rate G	16%	36%	26%	33%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2065 Fund Class K

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.87	$10.85	$12.28	$12.69	$8.43
Income from Investment Operations
Net investment income (loss) A,B	.25	.24	.27	.32	.15
Net realized and unrealized gain (loss)	.45	2.01	(1.15)	.17	4.53
Total from investment operations	.70	2.25	(.88)	.49	4.68
Distributions from net investment income	(.22)	(.19)	(.24)	(.29)	(.13)
Distributions from net realized gain	(.16)	(.05)	(.31)	(.61)	(.29)
Total distributions	(.38)	(.23) C	(.55)	(.90)	(.42)
Net asset value, end of period	$13.19	$12.87	$10.85	$12.28	$12.69
Total Return D	5.48%	20.93%	(6.96)%	3.47%	55.98%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.39%	.40% G	.39%	.44%	.44%
Expenses net of fee waivers, if any	.39%	.40% G	.39%	.44%	.44%
Expenses net of all reductions	.39%	.40% G	.39%	.44%	.44%
Net investment income (loss)	1.87%	2.04%	2.55%	2.40%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$6,536	$2,432	$1,095	$393	$259
Portfolio turnover rate H	16%	36%	26%	33%	38%

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BCalculated based on average shares outstanding during the period.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2065 Fund Class K6

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.87	$10.85	$12.26	$12.68	$8.43
Income from Investment Operations
Net investment income (loss) A,B	.26	.25	.28	.32	.17
Net realized and unrealized gain (loss)	.46	2.02	(1.14)	.18	4.52
Total from investment operations	.72	2.27	(.86)	.50	4.69
Distributions from net investment income	(.23)	(.20)	(.24)	(.30)	(.15)
Distributions from net realized gain	(.16)	(.05)	(.31)	(.62)	(.29)
Total distributions	(.39)	(.25)	(.55)	(.92)	(.44)
Net asset value, end of period	$13.20	$12.87	$10.85	$12.26	$12.68
Total Return C	5.63%	21.10%	(6.83)%	3.50%	56.09%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.29%	.30%	.29%	.34%	.34%
Expenses net of fee waivers, if any	.29%	.29%	.29%	.34%	.34%
Expenses net of all reductions	.29%	.29%	.29%	.34%	.34%
Net investment income (loss)	1.93%	2.15%	2.65%	2.50%	1.45%
Supplemental Data
Net assets, end of period (000 omitted)	$189,149	$100,971	$47,534	$22,401	$8,863
Portfolio turnover rate F	16%	36%	26%	33%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2065 Fund Class I

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.85	$10.83	$12.26	$12.68	$8.43
Income from Investment Operations
Net investment income (loss) A,B	.24	.22	.26	.30	.14
Net realized and unrealized gain (loss)	.45	2.03	(1.16)	.18	4.52
Total from investment operations	.69	2.25	(.90)	.48	4.66
Distributions from net investment income	(.21)	(.18)	(.23)	(.29)	(.13)
Distributions from net realized gain	(.16)	(.05)	(.31)	(.61)	(.29)
Total distributions	(.37)	(.23)	(.53) C	(.90)	(.41) C
Net asset value, end of period	$13.17	$12.85	$10.83	$12.26	$12.68
Total Return D	5.37%	20.95%	(7.12)%	3.37%	55.77%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.49%	.50%	.49%	.54%	.54%
Expenses net of fee waivers, if any	.49%	.49%	.49%	.54%	.54%
Expenses net of all reductions	.49%	.49%	.49%	.54%	.54%
Net investment income (loss)	1.77%	1.95%	2.45%	2.30%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$6,209	$4,265	$2,374	$1,305	$428
Portfolio turnover rate G	16%	36%	26%	33%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2065 Fund Class Z

Years ended March 31,	2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$12.89	$10.87	$12.29	$12.70	$8.44
Income from Investment Operations
Net investment income (loss) A,B	.25	.24	.27	.32	.15
Net realized and unrealized gain (loss)	.46	2.02	(1.15)	.17	4.53
Total from investment operations	.71	2.26	(.88)	.49	4.68
Distributions from net investment income	(.22)	(.19)	(.23)	(.29)	(.13)
Distributions from net realized gain	(.16)	(.05)	(.31)	(.61)	(.29)
Total distributions	(.39) C	(.24)	(.54)	(.90)	(.42)
Net asset value, end of period	$13.21	$12.89	$10.87	$12.29	$12.70
Total Return D	5.48%	20.96%	(6.97)%	3.43%	55.86%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.39%	.40%	.39%	.44%	.44%
Expenses net of fee waivers, if any	.39%	.39%	.39%	.44%	.44%
Expenses net of all reductions	.39%	.39%	.39%	.44%	.44%
Net investment income (loss)	1.87%	2.05%	2.55%	2.40%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$833	$438	$234	$172	$150
Portfolio turnover rate G	16%	36%	26%	33%	38%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2065 Fund Premier Class

Years ended March 31,	2025	2024	2023	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$12.87	$10.85	$12.26	$12.96
Income from Investment Operations
Net investment income (loss) B,C	.27	.25	.28	.47
Net realized and unrealized gain (loss)	.46	2.02	(1.14)	(.24)
Total from investment operations	.73	2.27	(.86)	.23
Distributions from net investment income	(.24)	(.20)	(.24)	(.31)
Distributions from net realized gain	(.16)	(.05)	(.31)	(.62)
Total distributions	(.40)	(.25)	(.55)	(.93)
Net asset value, end of period	$13.20	$12.87	$10.85	$12.26
Total Return D,E	5.71%	21.10%	(6.81)%	1.36%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.25%	.26%	.25%	.29% H
Expenses net of fee waivers, if any	.25%	.25%	.25%	.29% H
Expenses net of all reductions	.25%	.25%	.25%	.29% H
Net investment income (loss)	2.01%	2.19%	2.69%	3.68% H
Supplemental Data
Net assets, end of period (000 omitted)	$71,448	$25,073	$11,138	$5,864
Portfolio turnover rate I	16%	36%	26%	33%

AFor the period April 6, 2021 (commencement of sale of shares) through March 31, 2022.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2070 Fund
Schedule of Investments March 31, 2025
Showing Percentage of Net Assets
Bond Funds - 7.0%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	114	884
Fidelity Series Corporate Bond Fund (a)	74	689
Fidelity Series Government Bond Index Fund (a)	121	1,111
Fidelity Series Investment Grade Bond Fund (a)	105	1,055
Fidelity Series Investment Grade Securitized Fund (a)	74	667
Fidelity Series Long-Term Treasury Bond Index Fund (a)	109,577	604,864
TOTAL BOND FUNDS (Cost $596,070)		609,270

Domestic Equity Funds - 51.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	60,692	1,045,112
Fidelity Series Large Cap Growth Index Fund (a)	29,397	672,318
Fidelity Series Large Cap Stock Fund (a)	27,658	620,640
Fidelity Series Large Cap Value Index Fund (a)	76,839	1,277,068
Fidelity Series Small Cap Core Fund (a)	27,093	293,413
Fidelity Series Small Cap Opportunities Fund (a)	9,786	130,447
Fidelity Series Value Discovery Fund (a)	29,215	458,384
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,732,077)		4,497,382

International Equity Funds - 41.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	16,702	266,900
Fidelity Series Emerging Markets Fund (a)	24,729	225,780
Fidelity Series Emerging Markets Opportunities Fund (a)	47,336	903,637
Fidelity Series International Growth Fund (a)	35,149	626,349
Fidelity Series International Index Fund (a)	18,559	237,366
Fidelity Series International Small Cap Fund (a)	6,955	116,075
Fidelity Series International Value Fund (a)	45,803	622,456
Fidelity Series Overseas Fund (a)	43,508	623,469
Fidelity Series Select International Small Cap Fund (a)	136	1,576
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,584,959)		3,623,608

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $8,913,106)	8,730,260
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,017)
NET ASSETS - 100.0%	8,728,243

Legend

(a)	Affiliated Fund

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	500,000	500,000	221	-	-	-	-	0.0%
Total	-	500,000	500,000	221	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	7,354	7,388	26	34	-	-	-
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	6,638	5,789	55	28	7	884	114
Fidelity Series Blue Chip Growth Fund	-	1,266,411	104,695	6,594	183	(116,787)	1,045,112	60,692
Fidelity Series Canada Fund	-	295,840	27,230	1,291	(1,709)	(1)	266,900	16,702
Fidelity Series Commodity Strategy Fund	-	5,817	5,543	124	(274)	-	-	-
Fidelity Series Corporate Bond Fund	-	2,007	1,317	7	(2)	1	689	74
Fidelity Series Emerging Markets Debt Fund	-	1,441	1,466	17	25	-	-	-
Fidelity Series Emerging Markets Debt Local Currency Fund	-	400	406	-	6	-	-	-
Fidelity Series Emerging Markets Fund	-	255,436	30,875	1,064	(1,216)	2,435	225,780	24,729
Fidelity Series Emerging Markets Opportunities Fund	-	1,021,955	121,147	3,154	(3,605)	6,434	903,637	47,336
Fidelity Series Floating Rate High Income Fund	-	1,047	1,053	22	6	-	-	-
Fidelity Series Government Bond Index Fund	-	3,211	2,103	8	(1)	4	1,111	121
Fidelity Series Government Money Market Fund	-	231	231	1	-	-	-	-
Fidelity Series International Developed Markets Bond Index Fund	-	49,124	49,032	238	(92)	-	-	-
Fidelity Series International Growth Fund	-	709,574	64,014	4,026	(3,946)	(15,265)	626,349	35,149
Fidelity Series International Index Fund	-	265,776	31,786	1,100	(1,383)	4,759	237,366	18,559
Fidelity Series International Small Cap Fund	-	134,776	17,037	1,877	(1,272)	(392)	116,075	6,955
Fidelity Series International Value Fund	-	695,914	103,835	4,593	(5,248)	35,625	622,456	45,803
Fidelity Series Investment Grade Bond Fund	-	3,112	2,061	9	-	4	1,055	105
Fidelity Series Investment Grade Securitized Fund	-	1,975	1,311	6	-	3	667	74
Fidelity Series Large Cap Growth Index Fund	-	792,749	67,038	446	(311)	(53,082)	672,318	29,397
Fidelity Series Large Cap Stock Fund	-	711,192	65,211	4,454	(1,764)	(23,577)	620,640	27,658
Fidelity Series Large Cap Value Index Fund	-	1,415,438	126,184	7,827	(9,490)	(2,696)	1,277,068	76,839
Fidelity Series Long-Term Treasury Bond Index Fund	-	666,635	71,320	3,814	(3,631)	13,180	604,864	109,577
Fidelity Series Overseas Fund	-	705,229	83,560	2,167	(3,253)	5,053	623,469	43,508
Fidelity Series Real Estate Income Fund	-	1,011	1,035	8	24	-	-	-
Fidelity Series Select International Small Cap Fund	-	1,576	-	-	-	-	1,576	136
Fidelity Series Small Cap Core Fund	-	359,228	34,957	539	(2,534)	(28,324)	293,413	27,093
Fidelity Series Small Cap Opportunities Fund	-	158,473	16,045	1,111	(1,120)	(10,861)	130,447	9,786
Fidelity Series Treasury Bill Index Fund	-	591	591	2	-	-	-	-
Fidelity Series Value Discovery Fund	-	507,046	45,458	5,910	(3,838)	634	458,384	29,215
	-	10,047,207	1,089,718	50,490	(44,383)	(182,846)	8,730,260

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Bond Funds	609,270	609,270	-	-

Domestic Equity Funds	4,497,382	4,497,382	-	-

International Equity Funds	3,623,608	3,623,608	-	-
Total Investments in Securities:	8,730,260	8,730,260	-	-
Fidelity Freedom® Blend 2070 Fund
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2025
Assets
Investment in securities, at value - See accompanying schedule:
Affiliated issuers (cost $8,913,106)	$8,730,260

Total Investment in Securities (cost $8,913,106)		$8,730,260
Receivable for investments sold		147,136
Receivable for fund shares sold		23,788
Total assets		8,901,184
Liabilities
Payable for investments purchased	$164,340
Payable for fund shares redeemed	6,583
Accrued management fee	1,933
Distribution and service plan fees payable	85
Total liabilities		172,941
Net Assets		$8,728,243
Net Assets consist of:
Paid in capital		$8,942,763
Total accumulated earnings (loss)		(214,520)
Net Assets		$8,728,243

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($75,787 ÷ 7,438 shares)(a)		$10.19
Maximum offering price per share (100/94.25 of $10.19)		$10.81
Class M :
Net Asset Value and redemption price per share ($54,583 ÷ 5,358 shares)(a)		$10.19
Maximum offering price per share (100/96.50 of $10.19)		$10.56
Class C :
Net Asset Value and offering price per share ($55,610 ÷ 5,467 shares)(a)		$10.17
Fidelity Freedom Blend 2070 Fund :
Net Asset Value, offering price and redemption price per share ($1,285,156 ÷ 126,149 shares)		$10.19
Class K :
Net Asset Value, offering price and redemption price per share ($211,280 ÷ 20,726 shares)		$10.19
Class K6 :
Net Asset Value, offering price and redemption price per share ($5,299,086 ÷ 519,967 shares)		$10.19
Class I :
Net Asset Value, offering price and redemption price per share ($132,787 ÷ 13,029 shares)		$10.19
Class Z :
Net Asset Value, offering price and redemption price per share ($51,765 ÷ 5,074 shares)		$10.20
Premier Class :
Net Asset Value, offering price and redemption price per share ($1,562,189 ÷ 153,211 shares)		$10.20
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
For the period June 28, 2024 (commencement of operations) through March 31, 2025
Investment Income
Dividends:
Affiliated issuers		$29,668
Income from Fidelity Central Funds		221
Total income		29,889
Expenses
Management fee	$5,431
Distribution and service plan fees	717
Independent trustees' fees and expenses	2
Total expenses		6,150
Net Investment income (loss)		23,739
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Affiliated issuers	(44,383)
Capital gain distributions from underlying funds:
Affiliated issuers	20,822
Total net realized gain (loss)		(23,561)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Affiliated issuers	(182,846)
Total change in net unrealized appreciation (depreciation)		(182,846)
Net gain (loss)		(206,407)
Net increase (decrease) in net assets resulting from operations		$(182,668)
Statement of Changes in Net Assets

For the period June 28, 2024 (commencement of operations) through March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$23,739
Net realized gain (loss)	(23,561)
Change in net unrealized appreciation (depreciation)	(182,846)
Net increase (decrease) in net assets resulting from operations	(182,668)
Distributions to shareholders	(31,851)

Share transactions - net increase (decrease)	8,942,762
Total increase (decrease) in net assets	8,728,243

Net Assets
Beginning of period	-
End of period	$8,728,243

Financial Highlights
Fidelity Advisor Freedom® Blend 2070 Fund Class A

Years ended March 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.09
Net realized and unrealized gain (loss)	.24 D
Total from investment operations	.33
Distributions from net investment income	(.10)
Distributions from net realized gain	(.04)
Total distributions	(.14)
Net asset value, end of period	$10.19
Total Return E,F	3.27%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.74% I
Expenses net of fee waivers, if any	.74 % I
Expenses net of all reductions	.74% I
Net investment income (loss)	1.15% I
Supplemental Data
Net assets, end of period (000 omitted)	$76
Portfolio turnover rate J	58 % I

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2070 Fund Class M

Years ended March 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.07
Net realized and unrealized gain (loss)	.24 D
Total from investment operations	.31
Distributions from net investment income	(.08)
Distributions from net realized gain	(.04)
Total distributions	(.12)
Net asset value, end of period	$10.19
Total Return E,F	3.11%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.99% I
Expenses net of fee waivers, if any	.99 % I
Expenses net of all reductions	.99% I
Net investment income (loss)	.90% I
Supplemental Data
Net assets, end of period (000 omitted)	$55
Portfolio turnover rate J	58 % I

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2070 Fund Class C

Years ended March 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.03
Net realized and unrealized gain (loss)	.24 D
Total from investment operations	.27
Distributions from net investment income	(.05)
Distributions from net realized gain	(.04)
Total distributions	(.10) E
Net asset value, end of period	$10.17
Total Return F,G	2.65%
Ratios to Average Net Assets C,H,I
Expenses before reductions	1.49% J
Expenses net of fee waivers, if any	1.49 % J
Expenses net of all reductions	1.49% J
Net investment income (loss)	.39% J
Supplemental Data
Net assets, end of period (000 omitted)	$56
Portfolio turnover rate K	58 % J

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal distributions per share do not sum due to rounding.
FTotal returns for periods of less than one year are not annualized.
GTotal returns do not include the effect of the contingent deferred sales charge.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAnnualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2070 Fund

Years ended March 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11
Net realized and unrealized gain (loss)	.24 D
Total from investment operations	.35
Distributions from net investment income	(.12)
Distributions from net realized gain	(.04)
Total distributions	(.16)
Net asset value, end of period	$10.19
Total Return E	3.48%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.50% H,I
Expenses net of fee waivers, if any	.50 % H,I
Expenses net of all reductions	.50% H,I
Net investment income (loss)	1.39% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,285
Portfolio turnover rate J	58 % H

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2070 Fund Class K

Years ended March 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12
Net realized and unrealized gain (loss)	.23 D
Total from investment operations	.35
Distributions from net investment income	(.12)
Distributions from net realized gain	(.04)
Total distributions	(.16)
Net asset value, end of period	$10.19
Total Return E	3.50%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.39% H
Expenses net of fee waivers, if any	.39 % H
Expenses net of all reductions	.39% H
Net investment income (loss)	1.49% H
Supplemental Data
Net assets, end of period (000 omitted)	$211
Portfolio turnover rate I	58 % H

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2070 Fund Class K6

Years ended March 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12
Net realized and unrealized gain (loss)	.24 D
Total from investment operations	.36
Distributions from net investment income	(.13)
Distributions from net realized gain	(.04)
Total distributions	(.17)
Net asset value, end of period	$10.19
Total Return E	3.60%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.30% H,I
Expenses net of fee waivers, if any	.30 % H,I
Expenses net of all reductions	.30% H,I
Net investment income (loss)	1.59% I
Supplemental Data
Net assets, end of period (000 omitted)	$5,299
Portfolio turnover rate J	58 % I

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2070 Fund Class I

Years ended March 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.11
Net realized and unrealized gain (loss)	.23 D
Total from investment operations	.34
Distributions from net investment income	(.11)
Distributions from net realized gain	(.04)
Total distributions	(.15)
Net asset value, end of period	$10.19
Total Return E	3.44%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.49% H
Expenses net of fee waivers, if any	.49 % H
Expenses net of all reductions	.49% H
Net investment income (loss)	1.39% H
Supplemental Data
Net assets, end of period (000 omitted)	$133
Portfolio turnover rate I	58 % H

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor Freedom® Blend 2070 Fund Class Z

Years ended March 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.12
Net realized and unrealized gain (loss)	.23 D
Total from investment operations	.35
Distributions from net investment income	(.11)
Distributions from net realized gain	(.04)
Total distributions	(.15)
Net asset value, end of period	$10.20
Total Return E	3.52%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.39% H
Expenses net of fee waivers, if any	.39 % H
Expenses net of all reductions	.39% H
Net investment income (loss)	1.50% H
Supplemental Data
Net assets, end of period (000 omitted)	$52
Portfolio turnover rate I	58 % H

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Freedom® Blend 2070 Fund Premier Class

Years ended March 31,	2025 A
Selected Per-Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.13
Net realized and unrealized gain (loss)	.24 D
Total from investment operations	.37
Distributions from net investment income	(.13)
Distributions from net realized gain	(.04)
Total distributions	(.17)
Net asset value, end of period	$10.20
Total Return E	3.68%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.26% H,I
Expenses net of fee waivers, if any	.26 % H,I
Expenses net of all reductions	.26% H,I
Net investment income (loss)	1.63% H
Supplemental Data
Net assets, end of period (000 omitted)	$1,562
Portfolio turnover rate J	58 % H

AFor the period June 28, 2024 (commencement of operations) through March 31, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IOn certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended March 31, 2025

1. Organization.
Fidelity Freedom Blend Income Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend 2040 Fund, Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund, Fidelity Freedom Blend 2060 Fund, Fidelity Freedom Blend 2065 Fund and Fidelity Freedom Blend 2070 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Fidelity Freedom Blend, Class K, Class K6, Class I, Class Z and Premier Class shares, each of which has equal rights as to assets and voting privileges. Class Z6 was consolidated into Class K6 on May 24, 2024. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2025 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date. Distributions from any underlying mutual funds or exchange-traded funds (ETFs) that are deemed to be return of capital are recorded as a reduction of cost of investments. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2025, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Freedom Blend Income Fund	180,635,916	6,950,605	(8,394,778)	(1,444,173)
Fidelity Freedom Blend 2010 Fund	153,590,512	6,448,417	(6,929,455)	(481,038)
Fidelity Freedom Blend 2015 Fund	325,781,503	21,283,391	(17,451,038)	3,832,353
Fidelity Freedom Blend 2020 Fund	1,090,552,033	91,367,146	(61,989,471)	29,377,675
Fidelity Freedom Blend 2025 Fund	2,266,145,517	204,758,105	(124,331,680)	80,426,425
Fidelity Freedom Blend 2030 Fund	3,347,282,348	296,830,944	(146,294,816)	150,536,128
Fidelity Freedom Blend 2035 Fund	3,490,365,617	366,899,914	(124,442,697)	242,457,217
Fidelity Freedom Blend 2040 Fund	3,206,922,811	394,634,753	(98,196,183)	296,438,570
Fidelity Freedom Blend 2045 Fund	2,845,555,727	362,789,207	(85,091,961)	277,697,246
Fidelity Freedom Blend 2050 Fund	2,492,345,031	319,918,002	(72,348,318)	247,569,684
Fidelity Freedom Blend 2055 Fund	1,724,288,242	203,021,992	(49,188,167)	153,833,825
Fidelity Freedom Blend 2060 Fund	909,539,085	96,597,921	(24,519,700)	72,078,221
Fidelity Freedom Blend 2065 Fund	304,821,296	25,226,890	(7,453,415)	17,773,475
Fidelity Freedom Blend 2070 FundA	8,958,457	94,914	(323,111)	(228,197)

A For the period June 28, 2024 (commencement of operations) through March 31, 2025.

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Fidelity Freedom Blend Income Fund	389,456	-	(6,118,238)	(1,444,173)
Fidelity Freedom Blend 2010 Fund	371,077	-	(2,166,506)	(481,038)
Fidelity Freedom Blend 2015 Fund	858,760	-	(4,539,218)	3,832,353
Fidelity Freedom Blend 2020 Fund	2,323,265	-	(6,061,112)	29,377,675
Fidelity Freedom Blend 2025 Fund	4,564,401	-	(11,116,371)	80,426,425
Fidelity Freedom Blend 2030 Fund	7,547,110	13,433,235	-	150,536,128
Fidelity Freedom Blend 2035 Fund	5,996,858	19,581,988	-	242,457,217
Fidelity Freedom Blend 2040 Fund	1,847,305	22,246,887	-	296,438,570
Fidelity Freedom Blend 2045 Fund	-	21,393,996	-	277,697,246
Fidelity Freedom Blend 2050 Fund	-	18,608,124	-	247,569,684
Fidelity Freedom Blend 2055 Fund	-	13,074,973	-	153,833,825
Fidelity Freedom Blend 2060 Fund	106,169	6,555,140	-	72,078,221
Fidelity Freedom Blend 2065 Fund	16,458	1,979,404	-	17,773,475
Fidelity Freedom Blend 2070 FundA	6,440	7,238	-	(228,197)

A For the period June 28, 2024 (commencement of operations) through March 31, 2025.

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Freedom Blend Income Fund	(885,509)	(5,232,729)	(6,118,238)
Fidelity Freedom Blend 2010 Fund	(751,873)	(1,414,633)	(2,166,506)
Fidelity Freedom Blend 2015 Fund	(1,588,568)	(2,950,650)	(4,539,218)
Fidelity Freedom Blend 2020 Fund	(4,764,791)	(1,296,321)	(6,061,112)
Fidelity Freedom Blend 2025 Fund	(6,019,852)	(5,096,519)	(11,116,371)

Due to a merger in the period, approximately $2,343,780 of Fidelity Freedom Blend Income Fund's realized losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $918,286 of those capital losses per year to offset capital gains. These realized capital losses were acquired from Fidelity Simplicity RMD Income Fund when it merged into the Fidelity Freedom Blend Income Fund on January 10, 2025.

Due to a merger in the period, approximately $422,425 of Fidelity Freedom Blend 2010 Fund's realized losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $321,771 of those capital losses per year to offset capital gains. These realized capital losses were acquired from Fidelity Simplicity RMD 2010 Fund when it merged into the Fidelity Freedom Blend 2010 Fund on January 10, 2025.

Due to a merger in the period, approximately $1,112,840 of Fidelity Freedom Blend 2015 Fund's realized losses are subject to limitation. Due to this limitation, the Fund will only be permitted to use approximately $574,547 of those capital losses per year to offset capital gains. These realized capital losses were acquired from Fidelity Simplicity RMD 2015 Fund when it merged into the Fidelity Freedom Blend 2015 Fund on January 10, 2025.

The tax character of distributions paid was as follows:

March 31, 2025
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Freedom Blend Income Fund	4,055,070	-	4,055,070
Fidelity Freedom Blend 2010 Fund	2,692,971	-	2,692,971
Fidelity Freedom Blend 2015 Fund	6,340,323	-	6,340,323
Fidelity Freedom Blend 2020 Fund	21,147,161	-	21,147,161
Fidelity Freedom Blend 2025 Fund	44,669,663	-	44,669,663
Fidelity Freedom Blend 2030 Fund	62,368,473	1,472,665	63,841,138
Fidelity Freedom Blend 2035 Fund	64,969,187	13,816,352	78,785,539
Fidelity Freedom Blend 2040 Fund	55,562,326	22,221,468	77,783,794
Fidelity Freedom Blend 2045 Fund	48,335,164	19,107,554	67,442,718
Fidelity Freedom Blend 2050 Fund	42,584,709	18,744,007	61,328,716
Fidelity Freedom Blend 2055 Fund	28,838,800	13,856,873	42,695,673
Fidelity Freedom Blend 2060 Fund	14,917,280	8,142,234	23,059,514
Fidelity Freedom Blend 2065 Fund	4,558,962	2,977,762	7,536,724
Fidelity Freedom Blend 2070 FundA	24,415	7,436	31,851

A For the period June 28, 2024 (commencement of operations) through March 31, 2025.

March 31, 2024
	Ordinary Income ($)	Long-term Capital Gains ($)	Total ($)
Fidelity Freedom Blend Income Fund	2,913,520	-	2,913,520
Fidelity Freedom Blend 2010 Fund	2,131,742	-	2,131,742
Fidelity Freedom Blend 2015 Fund	6,258,312	-	6,258,312
Fidelity Freedom Blend 2020 Fund	19,922,482	-	19,922,482
Fidelity Freedom Blend 2025 Fund	38,268,644	-	38,268,644
Fidelity Freedom Blend 2030 Fund	48,884,420	-	48,884,420
Fidelity Freedom Blend 2035 Fund	48,336,335	747,547	49,083,882
Fidelity Freedom Blend 2040 Fund	40,508,311	-	40,508,311
Fidelity Freedom Blend 2045 Fund	35,281,519	1,445,427	36,726,946
Fidelity Freedom Blend 2050 Fund	30,683,979	878,476	31,562,455
Fidelity Freedom Blend 2055 Fund	19,912,299	1,325,291	21,237,590
Fidelity Freedom Blend 2060 Fund	9,450,440	724,819	10,175,259
Fidelity Freedom Blend 2065 Fund	2,577,317	210,005	2,787,322

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Freedom Blend Income Fund
Equity Risk
Futures Contracts	113,775	(114,321)
Total Equity Risk	113,775	(114,321)
Interest Rate Risk
Futures Contracts	(105,647)	122,655
Total Interest Rate Risk	(105,647)	122,655
Totals	8,128	8,334
Fidelity Freedom Blend 2010 Fund
Equity Risk
Futures Contracts	146,809	(103,627)
Total Equity Risk	146,809	(103,627)
Interest Rate Risk
Futures Contracts	(80,932)	78,300
Total Interest Rate Risk	(80,932)	78,300
Totals	65,877	(25,327)
Fidelity Freedom Blend 2015 Fund
Equity Risk
Futures Contracts	259,569	(210,506)
Total Equity Risk	259,569	(210,506)
Interest Rate Risk
Futures Contracts	(230,531)	181,213
Total Interest Rate Risk	(230,531)	181,213
Totals	29,038	(29,293)
Fidelity Freedom Blend 2020 Fund
Equity Risk
Futures Contracts	707,408	(679,054)
Total Equity Risk	707,408	(679,054)
Interest Rate Risk
Futures Contracts	(791,907)	611,794
Total Interest Rate Risk	(791,907)	611,794
Totals	(84,499)	(67,260)
Fidelity Freedom Blend 2025 Fund
Equity Risk
Futures Contracts	1,008,274	(1,419,028)
Total Equity Risk	1,008,274	(1,419,028)
Interest Rate Risk
Futures Contracts	(1,916,916)	1,370,354
Total Interest Rate Risk	(1,916,916)	1,370,354
Totals	(908,642)	(48,674)
Fidelity Freedom Blend 2030 Fund
Equity Risk
Futures Contracts	1,608,271	(2,131,702)
Total Equity Risk	1,608,271	(2,131,702)
Interest Rate Risk
Futures Contracts	(2,897,455)	2,147,832
Total Interest Rate Risk	(2,897,455)	2,147,832
Totals	(1,289,184)	16,130
Fidelity Freedom Blend 2035 Fund
Equity Risk
Futures Contracts	1,210,226	(2,078,262)
Total Equity Risk	1,210,226	(2,078,262)
Interest Rate Risk
Futures Contracts	(3,391,561)	2,432,636
Total Interest Rate Risk	(3,391,561)	2,432,636
Totals	(2,181,335)	354,374
Fidelity Freedom Blend 2040 Fund
Equity Risk
Futures Contracts	1,120,751	(1,805,582)
Total Equity Risk	1,120,751	(1,805,582)
Interest Rate Risk
Futures Contracts	(3,302,716)	2,377,243
Total Interest Rate Risk	(3,302,716)	2,377,243
Totals	(2,181,965)	571,661
Fidelity Freedom Blend 2045 Fund
Equity Risk
Futures Contracts	1,770,374	(1,862,819)
Total Equity Risk	1,770,374	(1,862,819)
Interest Rate Risk
Futures Contracts	(4,013,948)	2,136,820
Total Interest Rate Risk	(4,013,948)	2,136,820
Totals	(2,243,574)	274,001
Fidelity Freedom Blend 2050 Fund
Equity Risk
Futures Contracts	1,446,788	(1,633,516)
Total Equity Risk	1,446,788	(1,633,516)
Interest Rate Risk
Futures Contracts	(3,525,352)	1,889,344
Total Interest Rate Risk	(3,525,352)	1,889,344
Totals	(2,078,564)	255,828
Fidelity Freedom Blend 2055 Fund
Equity Risk
Futures Contracts	1,033,861	(1,124,632)
Total Equity Risk	1,033,861	(1,124,632)
Interest Rate Risk
Futures Contracts	(2,380,301)	1,314,742
Total Interest Rate Risk	(2,380,301)	1,314,742
Totals	(1,346,440)	190,110
Fidelity Freedom Blend 2060 Fund
Equity Risk
Futures Contracts	607,457	(590,654)
Total Equity Risk	607,457	(590,654)
Interest Rate Risk
Futures Contracts	(1,195,795)	699,333
Total Interest Rate Risk	(1,195,795)	699,333
Totals	(588,338)	108,679
Fidelity Freedom Blend 2065 Fund
Equity Risk
Futures Contracts	219,385	(194,649)
Total Equity Risk	219,385	(194,649)
Interest Rate Risk
Futures Contracts	(380,352)	232,145
Total Interest Rate Risk	(380,352)	232,145
Totals	(160,967)	37,496

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities, securities acquired in the reorganization and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Blend Income Fund	82,741,374	49,811,540
Fidelity Freedom Blend 2010 Fund	91,834,595	35,180,699
Fidelity Freedom Blend 2015 Fund	167,349,735	73,508,060
Fidelity Freedom Blend 2020 Fund	551,285,716	249,365,598
Fidelity Freedom Blend 2025 Fund	1,164,693,328	453,139,581
Fidelity Freedom Blend 2030 Fund	1,745,054,538	499,004,069
Fidelity Freedom Blend 2035 Fund	1,784,892,635	540,774,146
Fidelity Freedom Blend 2040 Fund	1,662,758,900	515,085,364
Fidelity Freedom Blend 2045 Fund	1,465,411,656	436,202,941
Fidelity Freedom Blend 2050 Fund	1,270,708,986	399,031,000
Fidelity Freedom Blend 2055 Fund	912,921,718	259,108,745
Fidelity Freedom Blend 2060 Fund	507,772,237	132,429,751
Fidelity Freedom Blend 2065 Fund	198,235,570	38,948,384
Fidelity Freedom Blend 2070 Fund	10,047,207	1,089,718
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I, Fidelity Freedom Blend Class)	Annual % of Class-Level Average Net Assets (Classes K, K6, Z, Z6, Premier Class)
Fidelity Freedom Blend Income Fund	.41%	.31%
Fidelity Freedom Blend 2010 Fund	.41%	.31%
Fidelity Freedom Blend 2015 Fund	.42%	.32%
Fidelity Freedom Blend 2020 Fund	.43%	.33%
Fidelity Freedom Blend 2025 Fund	.45%	.35%
Fidelity Freedom Blend 2030 Fund	.46%	.36%
Fidelity Freedom Blend 2035 Fund	.47%	.37%
Fidelity Freedom Blend 2040 Fund	.48%	.38%
Fidelity Freedom Blend 2045 Fund	.49%	.39%
Fidelity Freedom Blend 2050 Fund	.49%	.39%
Fidelity Freedom Blend 2055 Fund	.49%	.39%
Fidelity Freedom Blend 2060 Fund	.49%	.39%
Fidelity Freedom Blend 2065 Fund	.49%	.39%
Fidelity Freedom Blend 2070 Fund	.49%	.39%

Under the expense contract, the investment adviser pays class-level expenses for Class K6, Class Z6 and Premier Class of each Fund as necessary so that Class K6, Class Z6 and Premier Class total expenses do not exceed certain amounts of Class K6, Class Z6 and Premier Class average net assets, respectively, on an annual basis with certain exceptions, as noted in the following table:

	Annual % of Class-Level Average Net Assets (Classes K6, Z6)	Annual % of Class-Level Average Net Assets (Premier Class)
Fidelity Freedom Blend Income Fund	.21%	.19%
Fidelity Freedom Blend 2010 Fund	.21%	.19%
Fidelity Freedom Blend 2015 Fund	.22%	.20%
Fidelity Freedom Blend 2020 Fund	.23%	.21%
Fidelity Freedom Blend 2025 Fund	.25%	.22%
Fidelity Freedom Blend 2030 Fund	.26%	.23%
Fidelity Freedom Blend 2035 Fund	.27%	.23%
Fidelity Freedom Blend 2040 Fund	.28%	.24%
Fidelity Freedom Blend 2045 Fund	.29%	.25%
Fidelity Freedom Blend 2050 Fund	.29%	.25%
Fidelity Freedom Blend 2055 Fund	.29%	.25%
Fidelity Freedom Blend 2060 Fund	.29%	.25%
Fidelity Freedom Blend 2065 Fund	.29%	.25%
Fidelity Freedom Blend 2070 Fund	.29%	.25%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Fidelity Freedom Blend Income Fund
Class A	- %	.25%	7,798	168
Class M	.25%	.25%	820	335
Class C	.75%	.25%	3,403	228
			12,021	731
Fidelity Freedom Blend 2010 Fund
Class A	- %	.25%	1,399	59
Class M	.25%	.25%	1,558	353
Class C	.75%	.25%	1,797	787
			4,754	1,199
Fidelity Freedom Blend 2015 Fund
Class A	- %	.25%	5,994	731
Class M	.25%	.25%	3,284	104
Class C	.75%	.25%	7,164	601
			16,442	1,436
Fidelity Freedom Blend 2020 Fund
Class A	- %	.25%	16,238	260
Class M	.25%	.25%	5,910	-
Class C	.75%	.25%	13,547	1,932
			35,695	2,192
Fidelity Freedom Blend 2025 Fund
Class A	- %	.25%	43,143	994
Class M	.25%	.25%	9,984	296
Class C	.75%	.25%	20,628	3,052
			73,755	4,342
Fidelity Freedom Blend 2030 Fund
Class A	- %	.25%	62,295	3,046
Class M	.25%	.25%	15,408	73
Class C	.75%	.25%	37,903	7,188
			115,606	10,307
Fidelity Freedom Blend 2035 Fund
Class A	- %	.25%	70,601	1,559
Class M	.25%	.25%	16,947	50
Class C	.75%	.25%	32,761	6,097
			120,309	7,706
Fidelity Freedom Blend 2040 Fund
Class A	- %	.25%	53,681	1,168
Class M	.25%	.25%	14,400	-
Class C	.75%	.25%	32,220	5,768
			100,301	6,936
Fidelity Freedom Blend 2045 Fund
Class A	- %	.25%	47,856	1,710
Class M	.25%	.25%	17,494	-
Class C	.75%	.25%	35,431	5,282
			100,781	6,992
Fidelity Freedom Blend 2050 Fund
Class A	- %	.25%	39,661	2,621
Class M	.25%	.25%	10,350	54
Class C	.75%	.25%	35,416	8,725
			85,427	11,400
Fidelity Freedom Blend 2055 Fund
Class A	- %	.25%	38,137	2,218
Class M	.25%	.25%	10,850	59
Class C	.75%	.25%	21,979	7,635
			70,966	9,912
Fidelity Freedom Blend 2060 Fund
Class A	- %	.25%	22,930	2,278
Class M	.25%	.25%	7,692	60
Class C	.75%	.25%	16,649	4,291
			47,271	6,629
Fidelity Freedom Blend 2065 Fund
Class A	- %	.25%	15,119	813
Class M	.25%	.25%	3,666	185
Class C	.75%	.25%	13,716	6,225
			32,501	7,223
Fidelity Freedom Blend 2070 Fund
Class A	- %	.25%	114	99
Class M	.25%	.25%	200	196
Class C	.75%	.25%	403	403
			717	698

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Fidelity Freedom Blend Income Fund
Class A	523
Class M	74
Class C A	75
672
Fidelity Freedom Blend 2010 Fund
Class A	293
Class C A	18
311
Fidelity Freedom Blend 2015 Fund
Class A	160
Class M	192
Class C A	14
366
Fidelity Freedom Blend 2020 Fund
Class A	563
Class M	266
Class C A	317
1,146
Fidelity Freedom Blend 2025 Fund
Class A	2,425
Class M	250
Class C A	70
2,745
Fidelity Freedom Blend 2030 Fund
Class A	7,252
Class M	1,318
Class C A	1,905
10,475
Fidelity Freedom Blend 2035 Fund
Class A	7,895
Class M	1,205
Class C A	196
9,296
Fidelity Freedom Blend 2040 Fund
Class A	9,213
Class M	1,616
Class C A	257
11,086
Fidelity Freedom Blend 2045 Fund
Class A	10,525
Class M	1,323
Class C A	285
12,133
Fidelity Freedom Blend 2050 Fund
Class A	9,037
Class M	1,118
Class C A	340
10,495
Fidelity Freedom Blend 2055 Fund
Class A	9,688
Class M	1,270
Class C A	510
11,468
Fidelity Freedom Blend 2060 Fund
Class A	9,015
Class M	1,145
Class C A	163
10,323
Fidelity Freedom Blend 2065 Fund
Class A	10,152
Class M	913
Class C A	67
11,132
Fidelity Freedom Blend 2070 Fund
Class A	137
Class M	39
176

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Freedom Blend Income Fund	638
Fidelity Freedom Blend 2010 Fund	798
Fidelity Freedom Blend 2015 Fund	483
Fidelity Freedom Blend 2020 Fund	131
Fidelity Freedom Blend 2025 Fund	101
Fidelity Freedom Blend 2030 Fund	36
Fidelity Freedom Blend 2035 Fund	35
Fidelity Freedom Blend 2040 Fund	91
Fidelity Freedom Blend 2045 Fund	46
Fidelity Freedom Blend 2050 Fund	96
Fidelity Freedom Blend 2055 Fund	77
Fidelity Freedom Blend 2060 Fund	182
Fidelity Freedom Blend 2065 Fund	496

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses as follows:

Fund-Level Amount ($)
Fidelity Freedom Blend Income Fund	10,167
Fidelity Freedom Blend 2010 Fund	3,224
Fidelity Freedom Blend 2015 Fund	4,771
Fidelity Freedom Blend 2020 Fund	10,077
Fidelity Freedom Blend 2025 Fund	4,484
Fidelity Freedom Blend 2030 Fund	974
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended March 31, 2025A	Year ended March 31, 2024
Fidelity Freedom Blend Income Fund
Distributions to shareholders
Class A	$83,059	$79,902
Class M	3,987	2,996
Class C	6,481	6,512
Fidelity Freedom Blend Income Fund	230,945	112,733
Class K	103,731	85,854
Class K6	2,416,630	1,197,256
Class I	38,693	56,427
Class Z	44,069	39,108
Class Z6	48,655	625,039
Premier Class	1,078,820	707,693
Total	$4,055,070	$2,913,520
Fidelity Freedom Blend 2010 Fund
Distributions to shareholders
Class A	$11,340	$13,690
Class M	6,956	6,351
Class C	2,697	3,713
Fidelity Freedom Blend 2010 Fund	136,818	136,931
Class K	96,502	75,407
Class K6	1,412,423	858,517
Class I	20,920	18,462
Class Z	2,717	3,120
Class Z6	26,863	192,290
Premier Class	975,735	823,261
Total	$2,692,971	$2,131,742
Fidelity Freedom Blend 2015 Fund
Distributions to shareholders
Class A	$61,090	$25,183
Class M	12,702	12,927
Class C	10,427	15,612
Fidelity Freedom Blend 2015 Fund	310,087	328,798
Class K	148,391	143,848
Class K6	3,112,075	2,345,936
Class I	122,903	117,595
Class Z	6,195	5,421
Class Z6	33,525	900,277
Premier Class	2,522,928	2,362,715
Total	$6,340,323	$6,258,312
Fidelity Freedom Blend 2020 Fund
Distributions to shareholders
Class A	$131,116	$148,037
Class M	24,706	22,019
Class C	20,069	19,319
Fidelity Freedom Blend 2020 Fund	1,179,871	1,239,778
Class K	612,523	376,958
Class K6	10,922,756	8,533,284
Class I	116,969	146,915
Class Z	38,838	46,110
Class Z6	74,442	1,842,721
Premier Class	8,025,871	7,547,341
Total	$21,147,161	$19,922,482
Fidelity Freedom Blend 2025 Fund
Distributions to shareholders
Class A	$343,286	$297,652
Class M	20,525	41,720
Class C	28,333	36,867
Fidelity Freedom Blend 2025 Fund	2,204,685	2,231,659
Class K	798,357	562,917
Class K6	22,306,802	16,553,056
Class I	346,709	389,338
Class Z	88,341	78,713
Class Z6	166,726	3,899,578
Premier Class	18,365,899	14,177,144
Total	$44,669,663	$38,268,644
Fidelity Freedom Blend 2030 Fund
Distributions to shareholders
Class A	$485,014	$424,619
Class M	53,791	53,424
Class C	51,031	44,964
Fidelity Freedom Blend 2030 Fund	2,986,802	2,679,794
Class K	1,709,362	914,689
Class K6	30,098,275	19,934,548
Class I	739,858	792,573
Class Z	273,992	245,686
Class Z6	268,374	4,759,866
Premier Class	27,174,639	19,034,257
Total	$63,841,138	$48,884,420
Fidelity Freedom Blend 2035 Fund
Distributions to shareholders
Class A	$620,055	$386,475
Class M	70,375	52,968
Class C	50,520	38,476
Fidelity Freedom Blend 2035 Fund	4,749,770	3,474,637
Class K	1,192,775	525,127
Class K6	36,277,884	19,080,663
Class I	825,253	665,604
Class Z	91,981	64,714
Class Z6	255,371	5,034,490
Premier Class	34,651,555	19,760,728
Total	$78,785,539	$49,083,882
Fidelity Freedom Blend 2040 Fund
Distributions to shareholders
Class A	$495,931	$282,366
Class M	58,979	27,910
Class C	57,866	34,304
Fidelity Freedom Blend 2040 Fund	6,069,753	3,641,211
Class K	1,176,267	442,393
Class K6	34,858,036	15,423,569
Class I	811,776	578,188
Class Z	197,165	129,648
Class Z6	97,779	3,684,797
Premier Class	33,960,242	16,263,925
Total	$77,783,794	$40,508,311
Fidelity Freedom Blend 2045 Fund
Distributions to shareholders
Class A	$429,619	$224,347
Class M	75,279	42,643
Class C	58,140	37,868
Fidelity Freedom Blend 2045 Fund	3,799,354	2,327,648
Class K	768,341	373,542
Class K6	30,087,913	14,220,432
Class I	876,714	640,754
Class Z	163,729	93,744
Class Z6	24,980	3,278,887
Premier Class	31,158,649	15,487,081
Total	$67,442,718	$36,726,946
Fidelity Freedom Blend 2050 Fund
Distributions to shareholders
Class A	$363,216	$196,933
Class M	42,168	23,665
Class C	67,298	33,618
Fidelity Freedom Blend 2050 Fund	3,535,780	2,194,556
Class K	827,867	269,914
Class K6	28,656,584	13,041,494
Class I	1,111,972	782,769
Class Z	96,271	66,623
Class Z6	20,948	2,574,075
Premier Class	26,606,612	12,378,808
Total	$61,328,716	$31,562,455
Fidelity Freedom Blend 2055 Fund
Distributions to shareholders
Class A	$364,523	$183,379
Class M	47,260	26,973
Class C	40,524	23,048
Fidelity Freedom Blend 2055 Fund	2,605,369	1,479,054
Class K	477,238	166,660
Class K6	21,795,226	10,011,636
Class I	947,017	665,129
Class Z	80,406	48,602
Class Z6	14,799	1,762,496
Premier Class	16,323,311	6,870,613
Total	$42,695,673	$21,237,590
Fidelity Freedom Blend 2060 Fund
Distributions to shareholders
Class A	$234,901	$117,186
Class M	36,660	18,161
Class C	35,130	16,427
Fidelity Freedom Blend 2060 Fund	1,215,838	616,591
Class K	305,924	79,041
Class K6	13,367,252	5,606,874
Class I	546,406	341,648
Class Z	38,133	19,565
Class Z6	30,500	859,244
Premier Class	7,248,770	2,500,522
Total	$23,059,514	$10,175,259
Fidelity Freedom Blend 2065 Fund
Distributions to shareholders
Class A	$173,615	$58,331
Class M	17,912	9,007
Class C	30,293	10,153
Fidelity Freedom Blend 2065 Fund	470,725	188,049
Class K	158,787	19,124
Class K6	4,695,897	1,844,539
Class I	148,970	70,727
Class Z	21,482	7,408
Class Z6	35,546	186,176
Premier Class	1,783,497	393,808
Total	$7,536,724	$2,787,322
Fidelity Freedom Blend 2070 FundB
Distributions to shareholders
Class A	$830	$ -
Class M	618	-
Class C	494	-
Fidelity Freedom Blend 2070 Fund	3,001	-
Class K	1,301	-
Class K6	17,064	-
Class I	1,079	-
Class Z	760	-
Premier Class	6,704	-
Total	$31,851	$ -

A Distributions for Class Z6 of each Fund are for the period April 1, 2024 through May 24, 2024.
B For the period June 28, 2024 (commencement of operations) through March 31, 2025.
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2025 A	Year ended March 31, 2024	Year ended March 31, 2025 A	Year ended March 31, 2024
Fidelity Freedom Blend Income Fund
Class A
Shares sold	43,624	28,575	$430,757	$270,837
Issued in exchange for the shares of the Acquired Fund(s)	58,580	-	572,909	-
Reinvestment of distributions	8,420	8,381	82,617	79,902
Shares redeemed	(102,969)	(47,912)	(1,018,887)	(455,477)
Net increase (decrease)	7,655	(10,956)	$67,396	$(104,738)
Class M
Shares sold	2,389	2,035	$23,671	$19,306
Issued in exchange for the shares of the Acquired Fund(s)	2,382	-	23,274	-
Reinvestment of distributions	406	314	3,987	2,996
Shares redeemed	(1,130)	(645)	(11,291)	(5,988)
Net increase (decrease)	4,047	1,704	$39,641	$16,314
Class C
Shares sold	2,703	983	$26,464	$9,194
Issued in exchange for the shares of the Acquired Fund(s)	5,586	-	53,959	-
Reinvestment of distributions	668	690	6,481	6,512
Shares redeemed	(10,089)	(5,853)	(99,173)	(54,628)
Net increase (decrease)	(1,132)	(4,180)	$(12,269)	$(38,922)
Fidelity Freedom Blend Income Fund
Shares sold	1,901,297	109,397	$18,943,406	$1,036,963
Issued in exchange for the shares of the Acquired Fund(s)	96,617	-	945,880	-
Issued in exchange for the shares of the Acquired Fund(s)	2,765,723	-	26,772,177	-
Reinvestment of distributions	22,086	11,154	217,746	106,383
Shares redeemed	(464,481)	(226,740)	(4,578,265)	(2,140,528)
Net increase (decrease)	4,321,242	(106,189)	$42,300,944	$(997,182)
Class K
Shares sold	147,451	76,616	$1,434,322	$726,829
Issued in exchange for the shares of the Acquired Fund(s)	21,178	-	207,335	-
Reinvestment of distributions	10,564	9,013	103,731	85,854
Shares redeemed	(138,914)	(89,122)	(1,371,590)	(842,844)
Net increase (decrease)	40,279	(3,493)	$373,798	$(30,161)
Class K6
Shares sold	5,870,406	2,557,268	$57,826,097	$24,307,591
Issued in exchange for the shares of the Acquired Fund(s)	1,051,838	-	10,297,550	-
Reinvestment of distributions	245,577	125,496	2,416,630	1,197,256
Shares redeemed	(3,451,996)	(1,957,691)	(34,269,126)	(18,614,334)
Net increase (decrease)	3,715,825	725,073	$36,271,151	$6,890,513
Class I
Shares sold	34,688	19,758	$344,250	$186,952
Issued in exchange for the shares of the Acquired Fund(s)	23,858	-	233,567	-
Reinvestment of distributions	3,937	5,923	38,693	56,427
Shares redeemed	(47,838)	(131,548)	(467,315)	(1,250,935)
Net increase (decrease)	14,645	(105,867)	$149,195	$(1,007,556)
Class Z
Shares sold	13,505	46,971	$134,253	$441,120
Reinvestment of distributions	4,483	4,071	44,025	38,842
Shares redeemed	(2,665)	(10,005)	(26,589)	(94,860)
Net increase (decrease)	15,323	41,037	$151,689	$385,102
Class Z6
Shares sold	156,471	308,737	$1,513,598	$2,927,576
Reinvestment of distributions	5,039	65,592	48,655	625,039
Shares redeemed	(1,399,925)	(1,210,353)	(13,602,287)	(11,639,153)
Net increase (decrease)	(1,238,415)	(836,024)	$(12,040,034)	$(8,086,538)
Premier Class
Shares sold	1,260,848	406,360	$12,594,699	$3,842,906
Issued in exchange for the shares of the Acquired Fund(s)	954,930	-	9,348,777	-
Reinvestment of distributions	109,781	74,285	1,078,820	707,693
Shares redeemed	(912,301)	(358,867)	(9,037,376)	(3,377,688)
Net increase (decrease)	1,413,258	121,778	$13,984,920	$1,172,911
Fidelity Freedom Blend 2010 Fund
Class A
Shares sold	10,027	4,096	$100,360	$38,773
Reinvestment of distributions	1,143	1,409	11,340	13,690
Shares redeemed	(25,708)	(7,787)	(264,275)	(73,987)
Net increase (decrease)	(14,538)	(2,282)	$(152,575)	$(21,524)
Class M
Shares sold	-	4,688	-	$44,619
Reinvestment of distributions	700	653	6,956	6,351
Shares redeemed	(485)	(3,805)	(4,912)	(35,510)
Net increase (decrease)	215	1,536	$2,044	$15,460
Class C
Shares sold	6,415	1,356	$64,444	$12,780
Reinvestment of distributions	274	386	2,697	3,713
Shares redeemed	(7,992)	(3,036)	(78,944)	(28,184)
Net increase (decrease)	(1,303)	(1,294)	$(11,803)	$(11,691)
Fidelity Freedom Blend 2010 Fund
Shares sold	4,867,160	184,912	$49,676,232	$1,759,376
Issued in exchange for the shares of the Acquired Fund(s)	951,428	-	9,381,083	-
Reinvestment of distributions	13,096	13,395	130,015	130,155
Shares redeemed	(483,531)	(250,328)	(4,904,032)	(2,396,875)
Net increase (decrease)	5,348,153	(52,021)	$54,283,298	$(507,344)
Class K
Shares sold	48,009	85,659	$479,552	$830,192
Reinvestment of distributions	9,682	7,729	96,502	75,407
Shares redeemed	(73,060)	(49,371)	(739,292)	(476,923)
Net increase (decrease)	(15,369)	44,017	$(163,238)	$428,676
Class K6
Shares sold	3,380,248	1,089,217	$34,191,562	$10,561,141
Reinvestment of distributions	141,502	87,941	1,412,423	858,517
Shares redeemed	(1,738,718)	(871,588)	(17,706,418)	(8,379,121)
Net increase (decrease)	1,783,032	305,570	$17,897,567	$3,040,537
Class I
Shares sold	3,729	5,890	$37,511	$56,476
Reinvestment of distributions	2,103	1,896	20,920	18,463
Shares redeemed	(1,365)	(8,579)	(13,886)	(82,295)
Net increase (decrease)	4,467	(793)	$44,545	$(7,356)
Class Z
Shares sold	729	-	$7,499	$ -
Reinvestment of distributions	271	322	2,717	3,110
Shares redeemed	-	(67,645)	-	(646,000)
Net increase (decrease)	1,000	(67,323)	$10,216	$(642,890)
Class Z6
Shares sold	11,100	587,287	$109,500	$5,698,799
Reinvestment of distributions	2,722	19,708	26,863	192,290
Shares redeemed	(913,632)	(320,621)	(9,059,406)	(3,090,821)
Net increase (decrease)	(899,810)	286,374	$(8,923,043)	$2,800,268
Premier Class
Shares sold	917,371	230,385	$9,344,208	$2,207,620
Reinvestment of distributions	97,889	84,512	975,735	823,261
Shares redeemed	(755,202)	(556,402)	(7,701,126)	(5,329,720)
Net increase (decrease)	260,058	(241,505)	$2,618,817	$(2,298,839)
Fidelity Freedom Blend 2015 Fund
Class A
Shares sold	65,474	93,712	$676,930	$915,108
Reinvestment of distributions	6,049	2,578	61,090	25,183
Shares redeemed	(16,417)	(7,687)	(170,428)	(74,020)
Net increase (decrease)	55,106	88,603	$567,592	$866,271
Class M
Shares sold	1,478	1,141	$15,181	$10,919
Reinvestment of distributions	1,255	1,323	12,702	12,928
Shares redeemed	(6,201)	(22,443)	(64,469)	(205,224)
Net increase (decrease)	(3,468)	(19,979)	$(36,586)	$(181,377)
Class C
Shares sold	457	27,693	$4,603	$266,081
Reinvestment of distributions	1,044	1,616	10,427	15,612
Shares redeemed	(21,149)	(3,996)	(211,004)	(37,515)
Net increase (decrease)	(19,648)	25,313	$(195,974)	$244,178
Fidelity Freedom Blend 2015 Fund
Shares sold	7,734,321	259,663	$80,632,812	$2,472,049
Issued in exchange for the shares of the Acquired Fund(s)	1,666,730	-	16,750,641	-
Reinvestment of distributions	26,665	28,768	270,003	281,166
Shares redeemed	(694,037)	(457,372)	(7,154,497)	(4,382,093)
Net increase (decrease)	8,733,679	(168,941)	$90,498,959	$(1,628,878)
Class K
Shares sold	200,752	161,130	$2,035,460	$1,574,263
Reinvestment of distributions	14,625	14,673	148,391	143,848
Shares redeemed	(292,483)	(123,263)	(2,950,680)	(1,200,092)
Net increase (decrease)	(77,106)	52,540	$(766,829)	$518,019
Class K6
Shares sold	6,678,533	3,029,230	$68,751,900	$29,400,666
Reinvestment of distributions	305,746	238,588	3,112,075	2,345,936
Shares redeemed	(4,058,165)	(2,863,348)	(41,817,665)	(27,671,658)
Net increase (decrease)	2,926,114	404,470	$30,046,310	$4,074,944
Class I
Shares sold	21,796	15,783	$225,667	$150,775
Reinvestment of distributions	12,137	12,024	122,903	117,595
Shares redeemed	(7,774)	(85,977)	(80,928)	(822,068)
Net increase (decrease)	26,159	(58,170)	$267,642	$(553,698)
Class Z
Shares sold	1,778	9,130	$18,393	$89,104
Reinvestment of distributions	609	552	6,195	5,421
Shares redeemed	(739)	(272)	(7,486)	(2,646)
Net increase (decrease)	1,648	9,410	$17,102	$91,879
Class Z6
Shares sold	59,711	534,768	$595,047	$5,146,764
Reinvestment of distributions	3,346	91,943	33,525	900,276
Shares redeemed	(1,447,519)	(2,551,520)	(14,570,393)	(24,913,700)
Net increase (decrease)	(1,384,462)	(1,924,809)	$(13,941,821)	$(18,866,660)
Premier Class
Shares sold	1,920,095	832,315	$20,028,476	$8,059,835
Reinvestment of distributions	248,455	241,111	2,522,928	2,362,715
Shares redeemed	(1,916,450)	(1,796,034)	(19,818,485)	(17,415,479)
Net increase (decrease)	252,100	(722,608)	$2,732,919	$(6,992,929)
Fidelity Freedom Blend 2020 Fund
Class A
Shares sold	145,587	180,123	$1,525,164	$1,736,139
Reinvestment of distributions	12,521	14,784	131,116	148,038
Shares redeemed	(236,233)	(167,886)	(2,487,080)	(1,612,960)
Net increase (decrease)	(78,125)	27,021	$(830,800)	$271,217
Class M
Shares sold	14,713	8,440	$154,816	$82,315
Reinvestment of distributions	2,323	2,198	24,341	22,019
Shares redeemed	(46,333)	(29,730)	(493,693)	(285,139)
Net increase (decrease)	(29,297)	(19,092)	$(314,536)	$(180,805)
Class C
Shares sold	7,705	19,630	$80,075	$195,817
Reinvestment of distributions	1,935	1,944	20,069	19,319
Shares redeemed	(14,390)	(24,016)	(150,036)	(231,133)
Net increase (decrease)	(4,750)	(2,442)	$(49,892)	$(15,997)
Fidelity Freedom Blend 2020 Fund
Shares sold	25,695,125	2,039,429	$277,600,531	$20,076,133
Issued in exchange for the shares of the Acquired Fund(s)	4,114,643	-	42,792,278	-
Reinvestment of distributions	91,684	96,257	961,690	965,005
Shares redeemed	(3,199,414)	(2,751,552)	(34,156,928)	(27,025,521)
Net increase (decrease)	26,702,038	(615,866)	$287,197,571	$(5,984,383)
Class K
Shares sold	895,779	1,107,135	$9,385,803	$11,122,035
Reinvestment of distributions	58,214	37,525	612,523	376,958
Shares redeemed	(733,818)	(788,280)	(7,891,332)	(7,860,168)
Net increase (decrease)	220,175	356,380	$2,106,994	$3,638,825
Class K6
Shares sold	18,741,279	10,931,738	$200,397,065	$108,312,004
Reinvestment of distributions	1,033,669	845,900	10,922,756	8,533,284
Shares redeemed	(11,968,081)	(10,448,164)	(128,832,601)	(103,793,719)
Net increase (decrease)	7,806,867	1,329,474	$82,487,220	$13,051,569
Class I
Shares sold	51,563	53,101	$555,447	$519,320
Reinvestment of distributions	11,122	14,658	116,969	146,915
Shares redeemed	(106,161)	(449,739)	(1,115,705)	(4,399,444)
Net increase (decrease)	(43,476)	(381,980)	$(443,289)	$(3,733,209)
Class Z
Shares sold	17,078	107,767	$183,857	$1,051,798
Reinvestment of distributions	3,690	4,548	38,838	45,806
Shares redeemed	(83,850)	(7,018)	(900,320)	(68,650)
Net increase (decrease)	(63,082)	105,297	$(677,625)	$1,028,954
Class Z6
Shares sold	608,090	1,381,268	$6,291,333	$13,500,355
Reinvestment of distributions	7,186	183,211	74,442	1,842,720
Shares redeemed	(4,869,432)	(4,482,948)	(50,596,001)	(44,661,597)
Net increase (decrease)	(4,254,156)	(2,918,469)	$(44,230,226)	$(29,318,522)
Premier Class
Shares sold	8,050,594	3,135,450	$87,234,803	$30,823,123
Reinvestment of distributions	761,800	749,966	8,025,871	7,547,341
Shares redeemed	(7,661,431)	(7,152,200)	(82,345,678)	(70,407,666)
Net increase (decrease)	1,150,963	(3,266,784)	$12,914,996	$(32,037,202)
Fidelity Freedom Blend 2025 Fund
Class A
Shares sold	583,343	658,507	$6,283,137	$6,600,371
Reinvestment of distributions	31,643	28,924	343,286	297,652
Shares redeemed	(517,330)	(295,286)	(5,651,153)	(2,952,720)
Net increase (decrease)	97,656	392,145	$975,270	$3,945,303
Class M
Shares sold	32,458	14,631	$365,930	$146,731
Reinvestment of distributions	1,871	4,023	20,525	41,719
Shares redeemed	(122,776)	(24,701)	(1,373,247)	(248,570)
Net increase (decrease)	(88,447)	(6,047)	$(986,792)	$(60,120)
Class C
Shares sold	19,740	84,559	$214,111	$824,216
Reinvestment of distributions	2,641	3,618	28,333	36,867
Shares redeemed	(34,341)	(95,600)	(367,346)	(958,703)
Net increase (decrease)	(11,960)	(7,423)	$(124,902)	$(97,620)
Fidelity Freedom Blend 2025 Fund
Shares sold	44,728,982	4,011,619	$501,317,213	$40,374,408
Issued in exchange for the shares of the Acquired Fund(s)	930,670	-	10,023,316	-
Reinvestment of distributions	163,867	168,500	1,782,545	1,735,215
Shares redeemed	(5,502,933)	(3,989,977)	(60,730,734)	(40,178,709)
Net increase (decrease)	40,320,586	190,142	$452,392,340	$1,930,914
Class K
Shares sold	1,280,279	1,344,030	$13,896,128	$13,818,762
Reinvestment of distributions	73,188	54,512	798,357	562,918
Shares redeemed	(1,148,014)	(1,180,102)	(12,802,436)	(11,853,811)
Net increase (decrease)	205,453	218,440	$1,892,049	$2,527,869
Class K6
Shares sold	42,216,083	22,054,641	$467,477,018	$223,143,885
Reinvestment of distributions	2,037,963	1,598,155	22,306,802	16,553,056
Shares redeemed	(25,611,752)	(18,475,478)	(285,005,267)	(187,773,082)
Net increase (decrease)	18,642,294	5,177,318	$204,778,553	$51,923,859
Class I
Shares sold	185,611	392,709	$2,057,525	$3,884,954
Reinvestment of distributions	31,824	37,742	346,709	389,338
Shares redeemed	(472,512)	(1,151,102)	(5,225,383)	(11,457,996)
Net increase (decrease)	(255,077)	(720,651)	$(2,821,149)	$(7,183,704)
Class Z
Shares sold	51,843	225,777	$573,445	$2,261,481
Reinvestment of distributions	7,476	7,417	81,670	76,774
Shares redeemed	(66,277)	(109,967)	(726,984)	(1,070,091)
Net increase (decrease)	(6,958)	123,227	$(71,869)	$1,268,164
Class Z6
Shares sold	811,314	2,907,631	$8,626,013	$29,335,314
Reinvestment of distributions	15,582	377,637	166,726	3,899,578
Shares redeemed	(10,052,184)	(9,659,922)	(108,321,591)	(98,971,479)
Net increase (decrease)	(9,225,288)	(6,374,654)	$(99,528,852)	$(65,736,587)
Premier Class
Shares sold	25,686,146	8,229,607	$287,803,157	$82,949,433
Reinvestment of distributions	1,682,778	1,371,543	18,365,899	14,177,144
Shares redeemed	(14,169,383)	(9,688,317)	(157,536,305)	(97,631,473)
Net increase (decrease)	13,199,541	(87,167)	$148,632,751	$(504,896)
Fidelity Freedom Blend 2030 Fund
Class A
Shares sold	671,505	933,465	$7,526,154	$9,407,570
Reinvestment of distributions	43,497	40,635	485,014	424,619
Shares redeemed	(515,956)	(223,119)	(5,836,549)	(2,239,066)
Net increase (decrease)	199,046	750,981	$2,174,619	$7,593,123
Class M
Shares sold	44,311	38,415	$503,353	$385,406
Reinvestment of distributions	4,820	5,104	53,791	53,424
Shares redeemed	(47,997)	(31,476)	(528,534)	(332,523)
Net increase (decrease)	1,134	12,043	$28,610	$106,307
Class C
Shares sold	75,314	74,096	$836,286	$738,376
Reinvestment of distributions	4,618	4,328	51,031	44,964
Shares redeemed	(89,311)	(48,041)	(1,001,797)	(476,684)
Net increase (decrease)	(9,379)	30,383	$(114,480)	$306,656
Fidelity Freedom Blend 2030 Fund
Shares sold	55,139,748	5,047,734	$636,208,599	$51,541,536
Issued in exchange for the shares of the Acquired Fund(s)	53,033	-	588,662	-
Reinvestment of distributions	234,993	218,887	2,630,767	2,294,732
Shares redeemed	(4,617,634)	(3,519,279)	(52,611,507)	(36,223,277)
Net increase (decrease)	50,810,140	1,747,342	$586,816,521	$17,612,991
Class K
Shares sold	3,964,465	2,531,318	$44,046,594	$26,559,076
Reinvestment of distributions	152,284	87,076	1,709,362	914,689
Shares redeemed	(1,954,779)	(2,241,559)	(22,523,061)	(22,981,284)
Net increase (decrease)	2,161,970	376,835	$23,232,895	$4,492,481
Class K6
Shares sold	61,445,073	30,358,023	$700,090,944	$313,027,444
Reinvestment of distributions	2,669,674	1,889,094	30,098,275	19,934,548
Shares redeemed	(24,845,940)	(17,551,885)	(284,850,864)	(181,582,748)
Net increase (decrease)	39,268,807	14,695,232	$445,338,355	$151,379,244
Class I
Shares sold	382,645	618,604	$4,363,384	$6,379,056
Reinvestment of distributions	65,930	75,582	739,858	792,572
Shares redeemed	(585,463)	(1,507,046)	(6,645,264)	(15,409,127)
Net increase (decrease)	(136,888)	(812,860)	$(1,542,022)	$(8,237,499)
Class Z
Shares sold	109,391	600,997	$1,243,766	$6,101,894
Reinvestment of distributions	23,684	22,416	266,239	236,085
Shares redeemed	(123,348)	(121,632)	(1,410,945)	(1,211,753)
Net increase (decrease)	9,727	501,781	$99,060	$5,126,226
Class Z6
Shares sold	1,008,803	4,388,780	$11,026,305	$44,804,062
Reinvestment of distributions	24,420	452,382	268,374	4,759,866
Shares redeemed	(15,725,944)	(7,901,960)	(174,006,579)	(82,373,618)
Net increase (decrease)	(14,692,721)	(3,060,798)	$(162,711,900)	$(32,809,690)
Premier Class
Shares sold	39,287,984	11,300,201	$452,811,819	$115,287,530
Reinvestment of distributions	2,415,194	1,809,682	27,174,639	19,034,257
Shares redeemed	(13,300,382)	(7,397,763)	(152,306,810)	(75,879,681)
Net increase (decrease)	28,402,796	5,712,120	$327,679,648	$58,442,106
Fidelity Freedom Blend 2035 Fund
Class A
Shares sold	757,123	1,011,706	$8,903,012	$10,618,185
Reinvestment of distributions	52,799	35,578	620,055	386,475
Shares redeemed	(352,285)	(313,529)	(4,240,089)	(3,266,252)
Net increase (decrease)	457,637	733,755	$5,282,978	$7,738,408
Class M
Shares sold	97,558	71,730	$1,167,934	$749,704
Reinvestment of distributions	6,010	4,885	70,375	52,968
Shares redeemed	(58,351)	(99,247)	(688,232)	(1,053,616)
Net increase (decrease)	45,217	(22,632)	$550,077	$(250,944)
Class C
Shares sold	54,802	60,884	$638,017	$626,338
Reinvestment of distributions	4,359	3,583	50,520	38,476
Shares redeemed	(47,941)	(22,607)	(557,610)	(233,728)
Net increase (decrease)	11,220	41,860	$130,927	$431,086
Fidelity Freedom Blend 2035 Fund
Shares sold	40,667,353	6,903,623	$494,156,215	$72,683,072
Reinvestment of distributions	333,903	253,693	3,939,268	2,765,355
Shares redeemed	(4,166,082)	(3,508,617)	(49,789,565)	(37,279,688)
Net increase (decrease)	36,835,174	3,648,699	$448,305,918	$38,168,739
Class K
Shares sold	2,167,428	1,463,711	$25,520,289	$15,992,887
Reinvestment of distributions	100,762	48,136	1,192,775	525,127
Shares redeemed	(1,253,532)	(1,216,652)	(15,317,568)	(12,736,606)
Net increase (decrease)	1,014,658	295,195	$11,395,496	$3,781,408
Class K6
Shares sold	61,203,245	32,262,508	$735,136,844	$344,234,595
Reinvestment of distributions	3,049,524	1,739,745	36,277,884	19,080,663
Shares redeemed	(19,291,199)	(15,963,243)	(233,777,418)	(172,145,867)
Net increase (decrease)	44,961,570	18,039,010	$537,637,310	$191,169,391
Class I
Shares sold	467,212	441,180	$5,580,871	$4,641,126
Reinvestment of distributions	69,842	61,073	825,253	665,604
Shares redeemed	(613,310)	(730,344)	(7,311,538)	(7,689,566)
Net increase (decrease)	(76,256)	(228,091)	$(905,414)	$(2,382,836)
Class Z
Shares sold	45,910	194,352	$549,988	$2,064,870
Reinvestment of distributions	7,739	5,884	91,586	64,346
Shares redeemed	(34,383)	(79,382)	(410,120)	(830,124)
Net increase (decrease)	19,266	120,854	$231,454	$1,299,092
Class Z6
Shares sold	791,468	4,594,343	$9,055,981	$48,795,123
Reinvestment of distributions	22,091	460,910	255,371	5,034,490
Shares redeemed	(17,008,457)	(8,659,259)	(198,366,390)	(93,888,007)
Net increase (decrease)	(16,194,898)	(3,604,006)	$(189,055,038)	$(40,058,394)
Premier Class
Shares sold	40,338,408	12,575,305	$491,494,658	$133,177,021
Reinvestment of distributions	2,920,460	1,806,223	34,651,555	19,760,728
Shares redeemed	(9,719,368)	(6,310,187)	(117,378,897)	(67,070,830)
Net increase (decrease)	33,539,500	8,071,341	$408,767,316	$85,866,919
Fidelity Freedom Blend 2040 Fund
Class A
Shares sold	487,977	762,630	$6,031,337	$8,240,726
Reinvestment of distributions	40,319	25,256	495,929	282,359
Shares redeemed	(274,411)	(191,983)	(3,389,158)	(2,066,039)
Net increase (decrease)	253,885	595,903	$3,138,108	$6,457,046
Class M
Shares sold	103,623	71,498	$1,299,449	$783,389
Reinvestment of distributions	4,799	2,494	58,979	27,910
Shares redeemed	(27,186)	(39,241)	(344,052)	(422,810)
Net increase (decrease)	81,236	34,751	$1,014,376	$388,489
Class C
Shares sold	46,852	58,648	$572,028	$621,994
Reinvestment of distributions	4,778	3,107	57,866	34,304
Shares redeemed	(53,761)	(51,466)	(643,032)	(533,274)
Net increase (decrease)	(2,131)	10,289	$(13,138)	$123,024
Fidelity Freedom Blend 2040 Fund
Shares sold	33,000,082	8,772,572	$419,859,305	$94,152,109
Reinvestment of distributions	415,533	260,887	5,143,383	2,934,978
Shares redeemed	(4,032,401)	(3,476,289)	(50,425,889)	(37,702,715)
Net increase (decrease)	29,383,214	5,557,170	$374,576,799	$59,384,372
Class K
Shares sold	2,324,304	863,150	$28,335,537	$9,654,228
Reinvestment of distributions	94,645	39,150	1,176,267	442,393
Shares redeemed	(1,058,575)	(780,759)	(13,578,724)	(8,336,024)
Net increase (decrease)	1,360,374	121,541	$15,933,080	$1,760,597
Class K6
Shares sold	52,924,021	28,878,217	$667,206,888	$316,818,542
Reinvestment of distributions	2,792,351	1,361,006	34,858,036	15,423,569
Shares redeemed	(16,446,792)	(13,040,228)	(208,353,397)	(144,673,499)
Net increase (decrease)	39,269,580	17,198,995	$493,711,527	$187,568,612
Class I
Shares sold	438,015	822,432	$5,477,674	$8,765,641
Reinvestment of distributions	65,387	51,302	810,795	577,663
Shares redeemed	(529,677)	(1,094,501)	(6,591,168)	(11,914,864)
Net increase (decrease)	(26,275)	(220,767)	$(302,699)	$(2,571,560)
Class Z
Shares sold	127,449	274,600	$1,598,074	$2,962,191
Reinvestment of distributions	15,827	11,463	197,130	129,648
Shares redeemed	(42,575)	(35,001)	(539,181)	(384,745)
Net increase (decrease)	100,701	251,062	$1,256,023	$2,707,094
Class Z6
Shares sold	784,001	4,416,036	$9,401,476	$48,159,152
Reinvestment of distributions	8,081	325,908	97,779	3,684,797
Shares redeemed	(14,676,306)	(5,886,864)	(179,484,428)	(65,521,834)
Net increase (decrease)	(13,884,224)	(1,144,920)	$(169,985,173)	$(13,677,885)
Premier Class
Shares sold	37,114,593	10,977,701	$474,467,422	$119,123,851
Reinvestment of distributions	2,725,047	1,437,881	33,960,242	16,263,925
Shares redeemed	(7,870,511)	(5,500,600)	(99,739,154)	(60,028,544)
Net increase (decrease)	31,969,129	6,914,982	$408,688,510	$75,359,232
Fidelity Freedom Blend 2045 Fund
Class A
Shares sold	580,042	660,459	$7,302,528	$7,083,913
Reinvestment of distributions	34,507	20,032	429,611	224,347
Shares redeemed	(265,840)	(106,510)	(3,323,125)	(1,135,114)
Net increase (decrease)	348,709	573,981	$4,409,014	$6,173,146
Class M
Shares sold	100,160	53,322	$1,259,284	$576,872
Reinvestment of distributions	6,061	3,821	75,279	42,633
Shares redeemed	(101,855)	(23,154)	(1,286,839)	(251,897)
Net increase (decrease)	4,366	33,989	$47,724	$367,608
Class C
Shares sold	39,962	50,107	$493,070	$531,471
Reinvestment of distributions	4,746	3,444	58,139	37,868
Shares redeemed	(39,651)	(37,640)	(487,088)	(403,047)
Net increase (decrease)	5,057	15,911	$64,121	$166,292
Fidelity Freedom Blend 2045 Fund
Shares sold	23,734,061	5,633,833	$305,901,828	$61,027,381
Reinvestment of distributions	254,954	162,768	3,194,568	1,831,781
Shares redeemed	(2,145,294)	(1,865,295)	(27,126,712)	(20,563,027)
Net increase (decrease)	21,843,721	3,931,306	$281,969,684	$42,296,135
Class K
Shares sold	1,254,174	680,795	$15,561,051	$7,558,550
Reinvestment of distributions	61,098	33,149	768,342	373,542
Shares redeemed	(742,437)	(589,543)	(9,657,906)	(6,247,457)
Net increase (decrease)	572,835	124,401	$6,671,487	$1,684,635
Class K6
Shares sold	48,176,079	25,996,458	$613,578,846	$286,407,639
Reinvestment of distributions	2,380,909	1,254,340	30,087,913	14,220,432
Shares redeemed	(14,947,467)	(11,638,221)	(191,352,797)	(129,947,145)
Net increase (decrease)	35,609,521	15,612,577	$452,313,962	$170,680,926
Class I
Shares sold	472,766	559,934	$5,989,481	$6,054,701
Reinvestment of distributions	69,969	57,056	876,714	640,754
Shares redeemed	(450,894)	(829,296)	(5,654,509)	(9,034,942)
Net increase (decrease)	91,841	(212,306)	$1,211,686	$(2,339,487)
Class Z
Shares sold	117,489	218,288	$1,510,864	$2,380,153
Reinvestment of distributions	13,005	8,291	163,730	93,744
Shares redeemed	(68,225)	(33,725)	(866,650)	(356,521)
Net increase (decrease)	62,269	192,854	$807,944	$2,117,376
Class Z6
Shares sold	856,639	3,998,417	$10,320,482	$43,934,766
Reinvestment of distributions	2,049	290,583	24,980	3,278,887
Shares redeemed	(13,161,038)	(5,145,037)	(162,257,856)	(57,521,401)
Net increase (decrease)	(12,302,350)	(856,037)	$(151,912,394)	$(10,307,748)
Premier Class
Shares sold	36,278,038	10,764,635	$468,001,204	$117,125,010
Reinvestment of distributions	2,471,719	1,370,818	31,158,649	15,487,081
Shares redeemed	(6,690,100)	(4,313,337)	(85,585,021)	(47,129,959)
Net increase (decrease)	32,059,657	7,822,116	$413,574,832	$85,482,132
Fidelity Freedom Blend 2050 Fund
Class A
Shares sold	450,404	580,115	$5,616,432	$6,241,735
Reinvestment of distributions	29,172	17,571	363,191	196,933
Shares redeemed	(187,156)	(295,718)	(2,358,983)	(3,186,191)
Net increase (decrease)	292,420	301,968	$3,620,640	$3,252,477
Class M
Shares sold	76,614	49,377	$966,383	$536,055
Reinvestment of distributions	3,403	2,121	42,168	23,665
Shares redeemed	(14,263)	(22,150)	(180,419)	(246,568)
Net increase (decrease)	65,754	29,348	$828,132	$313,152
Class C
Shares sold	84,596	68,860	$1,043,808	$726,743
Reinvestment of distributions	5,512	3,054	67,298	33,618
Shares redeemed	(37,113)	(16,739)	(456,542)	(179,726)
Net increase (decrease)	52,995	55,175	$654,564	$580,635
Fidelity Freedom Blend 2050 Fund
Shares sold	18,878,682	5,170,289	$242,541,186	$55,559,880
Reinvestment of distributions	239,079	160,230	2,990,881	1,803,004
Shares redeemed	(1,968,168)	(1,961,078)	(24,909,500)	(21,429,204)
Net increase (decrease)	17,149,593	3,369,441	$220,622,567	$35,933,680
Class K
Shares sold	1,716,185	558,330	$21,161,048	$6,179,278
Reinvestment of distributions	65,992	23,929	827,866	269,914
Shares redeemed	(527,496)	(367,960)	(6,813,344)	(3,873,954)
Net increase (decrease)	1,254,681	214,299	$15,175,570	$2,575,238
Class K6
Shares sold	42,810,398	24,978,051	$543,924,990	$275,440,052
Reinvestment of distributions	2,272,842	1,150,684	28,656,420	13,041,494
Shares redeemed	(14,535,420)	(10,227,759)	(186,089,656)	(113,727,896)
Net increase (decrease)	30,547,820	15,900,976	$386,491,754	$174,753,650
Class I
Shares sold	514,070	762,526	$6,458,795	$8,195,653
Reinvestment of distributions	88,887	69,647	1,111,972	782,769
Shares redeemed	(566,132)	(876,569)	(7,106,157)	(9,568,941)
Net increase (decrease)	36,825	(44,396)	$464,610	$(590,519)
Class Z
Shares sold	64,059	187,233	$812,737	$2,019,595
Reinvestment of distributions	7,625	5,879	95,919	66,524
Shares redeemed	(67,672)	(61,424)	(874,041)	(649,471)
Net increase (decrease)	4,012	131,688	$34,615	$1,436,648
Class Z6
Shares sold	723,691	3,696,861	$ 8,706,829	$ 40,427,359
Reinvestment of distributions	1,718	227,919	20,947	2,574,042
Shares redeemed	(10,881,916)	(3,669,287)	(134,140,075)	(41,073,098)
Net increase (decrease)	(10,156,507)	255,493	$(125,412,299)	$1,928,303
Premier Class
Shares sold	31,806,140	10,540,567	$409,816,541	$114,506,891
Reinvestment of distributions	2,115,591	1,096,212	26,606,613	12,378,808
Shares redeemed	(6,558,366)	(3,887,221)	(83,645,104)	(42,462,924)
Net increase (decrease)	27,363,365	7,749,558	$352,778,050	$84,422,775
Fidelity Freedom Blend 2055 Fund
Class A
Shares sold	472,713	555,526	$5,907,336	$6,004,447
Reinvestment of distributions	29,162	16,319	364,522	183,379
Shares redeemed	(207,085)	(120,717)	(2,629,115)	(1,322,741)
Net increase (decrease)	294,790	451,128	$3,642,743	$4,865,085
Class M
Shares sold	76,309	48,984	$967,860	$524,113
Reinvestment of distributions	3,793	2,413	47,260	26,973
Shares redeemed	(32,625)	(18,973)	(413,638)	(208,125)
Net increase (decrease)	47,477	32,424	$601,482	$342,961
Class C
Shares sold	56,862	61,273	$686,459	$635,092
Reinvestment of distributions	3,306	2,093	40,524	23,048
Shares redeemed	(33,206)	(22,827)	(411,550)	(244,071)
Net increase (decrease)	26,962	40,539	$315,433	$414,069
Fidelity Freedom Blend 2055 Fund
Shares sold	12,074,576	3,242,405	$156,232,523	$35,224,098
Reinvestment of distributions	174,198	104,728	2,194,889	1,183,721
Shares redeemed	(1,153,398)	(1,040,246)	(14,719,456)	(11,418,321)
Net increase (decrease)	11,095,376	2,306,887	$143,707,956	$24,989,498
Class K
Shares sold	997,685	432,986	$12,426,711	$4,857,338
Reinvestment of distributions	37,771	14,733	477,238	166,660
Shares redeemed	(394,145)	(238,165)	(5,131,887)	(2,577,028)
Net increase (decrease)	641,311	209,554	$7,772,062	$2,446,970
Class K6
Shares sold	33,559,883	19,471,717	$429,661,820	$215,953,167
Reinvestment of distributions	1,719,102	881,345	21,795,226	10,011,636
Shares redeemed	(10,868,318)	(8,161,188)	(140,010,006)	(91,451,670)
Net increase (decrease)	24,410,667	12,191,874	$311,447,040	$134,513,133
Class I
Shares sold	628,049	823,731	$7,947,987	$8,935,639
Reinvestment of distributions	75,220	58,954	947,017	665,129
Shares redeemed	(525,889)	(715,942)	(6,559,842)	(7,880,080)
Net increase (decrease)	177,380	166,743	$2,335,162	$1,720,688
Class Z
Shares sold	52,354	92,976	$669,367	$1,012,814
Reinvestment of distributions	6,349	4,285	80,377	48,587
Shares redeemed	(21,359)	(60,803)	(272,207)	(649,949)
Net increase (decrease)	37,344	36,458	$477,537	$411,452
Class Z6
Shares sold	526,581	3,137,616	$6,367,197	$34,637,798
Reinvestment of distributions	1,206	155,579	14,799	1,762,496
Shares redeemed	(7,688,927)	(2,409,521)	(95,403,261)	(26,991,560)
Net increase (decrease)	(7,161,140)	883,674	$(89,021,265)	$9,408,734
Premier Class
Shares sold	22,999,223	7,871,207	$297,717,758	$86,014,139
Reinvestment of distributions	1,289,688	606,020	16,323,310	6,870,613
Shares redeemed	(3,978,144)	(2,391,471)	(51,162,437)	(26,389,676)
Net increase (decrease)	20,310,767	6,085,756	$262,878,631	$66,495,076
Fidelity Freedom Blend 2060 Fund
Class A
Shares sold	296,884	332,896	$3,783,471	$3,616,097
Reinvestment of distributions	18,577	10,317	234,900	117,186
Shares redeemed	(142,721)	(72,317)	(1,818,768)	(801,883)
Net increase (decrease)	172,740	270,896	$2,199,603	$2,931,400
Class M
Shares sold	40,976	32,325	$523,246	$353,482
Reinvestment of distributions	2,913	1,609	36,660	18,161
Shares redeemed	(16,539)	(8,625)	(213,525)	(94,897)
Net increase (decrease)	27,350	25,309	$346,381	$276,746
Class C
Shares sold	43,439	35,159	$550,000	$378,991
Reinvestment of distributions	2,830	1,477	35,131	16,428
Shares redeemed	(13,366)	(16,541)	(167,012)	(177,162)
Net increase (decrease)	32,903	20,095	$418,119	$218,257
Fidelity Freedom Blend 2060 Fund
Shares sold	5,807,162	1,624,928	$75,931,923	$17,934,437
Reinvestment of distributions	83,959	45,712	1,069,214	522,672
Shares redeemed	(548,748)	(384,050)	(7,093,794)	(4,314,197)
Net increase (decrease)	5,342,373	1,286,590	$69,907,343	$14,142,912
Class K
Shares sold	730,885	227,067	$9,216,343	$2,570,059
Reinvestment of distributions	23,998	6,917	305,924	79,041
Shares redeemed	(262,339)	(102,143)	(3,450,983)	(1,101,032)
Net increase (decrease)	492,544	131,841	$6,071,284	$1,548,068
Class K6
Shares sold	21,125,037	13,179,412	$273,449,101	$147,706,817
Reinvestment of distributions	1,044,831	488,943	13,367,252	5,606,874
Shares redeemed	(6,674,634)	(5,006,828)	(87,004,892)	(56,793,538)
Net increase (decrease)	15,495,234	8,661,527	$199,811,461	$96,520,153
Class I
Shares sold	388,901	506,303	$ 4,991,951	$ 5,573,191
Reinvestment of distributions	42,975	29,981	546,405	341,647
Shares redeemed	(285,330)	(344,164)	(3,653,854)	(3,829,577)
Net increase (decrease)	146,546	192,120	$1,884,502	$2,085,261
Class Z
Shares sold	31,273	37,921	$404,838	$416,334
Reinvestment of distributions	2,942	1,680	37,583	19,240
Shares redeemed	(6,619)	(26,691)	(87,321)	(286,543)
Net increase (decrease)	27,596	12,910	$355,100	$149,031
Class Z6
Shares sold	278,652	1,745,232	$3,420,657	$19,381,369
Reinvestment of distributions	2,458	74,989	30,500	859,244
Shares redeemed	(3,978,836)	(930,515)	(49,976,883)	(10,510,692)
Net increase (decrease)	(3,697,726)	889,706	$(46,525,726)	$9,729,921
Premier Class
Shares sold	11,791,794	4,342,133	$154,087,075	$48,098,274
Reinvestment of distributions	567,050	218,068	7,248,770	2,500,522
Shares redeemed	(1,863,782)	(1,028,627)	(24,170,295)	(11,505,741)
Net increase (decrease)	10,495,062	3,531,574	$137,165,550	$39,093,055
Fidelity Freedom Blend 2065 Fund
Class A
Shares sold	232,921	201,983	$3,090,420	$2,329,333
Reinvestment of distributions	13,285	4,956	173,615	58,331
Shares redeemed	(93,185)	(32,581)	(1,228,720)	(372,359)
Net increase (decrease)	153,021	174,358	$2,035,315	$2,015,305
Class M
Shares sold	22,321	20,691	$296,306	$233,164
Reinvestment of distributions	1,374	767	17,912	9,007
Shares redeemed	(10,824)	(9,333)	(141,996)	(105,244)
Net increase (decrease)	12,871	12,125	$172,222	$136,927
Class C
Shares sold	47,278	41,942	$617,258	$483,111
Reinvestment of distributions	2,349	876	30,293	10,153
Shares redeemed	(17,678)	(10,543)	(231,005)	(119,283)
Net increase (decrease)	31,949	32,275	$416,546	$373,981
Fidelity Freedom Blend 2065 Fund
Shares sold	2,254,600	635,220	$30,500,704	$7,281,674
Reinvestment of distributions	31,590	13,745	415,717	162,868
Shares redeemed	(253,119)	(247,082)	(3,403,830)	(2,900,716)
Net increase (decrease)	2,033,071	401,883	$27,512,591	$4,543,826
Class K
Shares sold	441,460	216,325	$5,802,115	$2,556,323
Reinvestment of distributions	12,042	1,620	158,787	19,124
Shares redeemed	(147,072)	(129,957)	(1,994,154)	(1,467,633)
Net increase (decrease)	306,430	87,988	$3,966,748	$1,107,814
Class K6
Shares sold	8,621,210	6,353,117	$115,607,345	$73,581,003
Reinvestment of distributions	355,682	155,087	4,695,896	1,844,539
Shares redeemed	(2,489,542)	(3,044,639)	(33,623,273)	(36,265,036)
Net increase (decrease)	6,487,350	3,463,565	$86,679,968	$39,160,506
Class I
Shares sold	214,001	220,317	$2,856,533	$2,517,800
Reinvestment of distributions	11,306	5,969	148,970	70,727
Shares redeemed	(85,821)	(113,405)	(1,158,217)	(1,313,453)
Net increase (decrease)	139,486	112,881	$1,847,286	$1,275,074
Class Z
Shares sold	35,345	20,941	$478,051	$244,170
Reinvestment of distributions	1,610	623	21,286	7,408
Shares redeemed	(7,886)	(9,056)	(107,029)	(107,333)
Net increase (decrease)	29,069	12,508	$392,308	$144,245
Class Z6
Shares sold	104,216	572,919	$1,326,118	$6,612,106
Reinvestment of distributions	2,766	15,647	35,546	186,176
Shares redeemed	(962,120)	(187,087)	(12,512,801)	(2,204,823)
Net increase (decrease)	(855,138)	401,479	$(11,151,137)	$4,593,459
Premier Class
Shares sold	3,832,552	1,130,373	$51,835,229	$13,023,447
Reinvestment of distributions	135,115	33,130	1,783,497	393,808
Shares redeemed	(500,813)	(242,697)	(6,734,867)	(2,811,923)
Net increase (decrease)	3,466,854	920,806	$46,883,859	$10,605,332
Fidelity Freedom Blend 2070 FundB
Class A
Shares sold	7,366	-	$74,793	$ -
Reinvestment of distributions	81	-	830	-
Shares redeemed	(9)	-	(94)	-
Net increase (decrease)	7,438	-	$75,529	$ -
Class M
Shares sold	5,301	-	$53,150	$ -
Reinvestment of distributions	60	-	618	-
Shares redeemed	(3)	-	(30)	-
Net increase (decrease)	5,358	-	$53,738	$ -
Class C
Shares sold	5,419	-	$54,397	$ -
Reinvestment of distributions	48	-	494	-
Net increase (decrease)	5,467	-	$54,891	$ -
Fidelity Freedom Blend 2070 Fund
Shares sold	130,017	-	$1,360,647	$ -
Reinvestment of distributions	250	-	2,558	-
Shares redeemed	(4,118)	-	(42,974)	-
Net increase (decrease)	126,149	-	$1,320,231	$ -
Class K
Shares sold	21,019	-	$217,504	$ -
Reinvestment of distributions	127	-	1,301	-
Shares redeemed	(420)	-	(4,410)	-
Net increase (decrease)	20,726	-	$214,395	$ -
Class K6
Shares sold	636,210	-	$6,639,652	$ -
Reinvestment of distributions	1,670	-	17,064	-
Shares redeemed	(117,913)	-	(1,221,007)	-
Net increase (decrease)	519,967	-	$5,435,709	$ -
Class I
Shares sold	13,358	-	$137,492	$ -
Reinvestment of distributions	106	-	1,079	-
Shares redeemed	(435)	-	(4,580)	-
Net increase (decrease)	13,029	-	$133,991	$ -
Class Z
Shares sold	5,000	-	$50,002	$ -
Reinvestment of distributions	74	-	760	-
Shares redeemed	-	-	(2)	-
Net increase (decrease)	5,074	-	$50,760	$ -
Premier Class
Shares sold	157,086	-	$1,644,304	$ -
Reinvestment of distributions	656	-	6,704	-
Shares redeemed	(4,531)	-	(47,490)	-
Net increase (decrease)	153,211	-	$1,603,518	$ -

A Share transactions for Class Z6 of each Fund are for the period April 1, 2024 through May 24, 2024.
B For the period June 28, 2024 (commencement of operations) through March 31, 2025.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

Funds do not invest in underlying mutual funds for the purpose of exercising management or control; however, investments by funds within their principal investment strategies may represent a significant portion of the underlying mutual fund's net assets. At the end of the period, certain Funds were the owners of record of 10% or more of the total outstanding shares of the following underlying mutual funds as shown below.

Fund	Fidelity Freedom Blend 2025 Fund	Fidelity Freedom Blend 2030 Fund	Fidelity Freedom Blend 2035 Fund	Fidelity Freedom Blend 2040 Fund	Fidelity Freedom Blend 2045 Fund	Fidelity Freedom Blend 2050 Fund
Fidelity Series Corporate Bond Fund	15%	19%	16%	-%	-%	-%
Fidelity Series Government Bond Index Fund	15%	19%	16%	-%	-%	-%
Fidelity Series International Index Fund	-%	10%	12%	14%	14%	12%
Fidelity Series Investment Grade Securitized Fund	15%	19%	16%	-%	-%	-%
Fidelity Series Large Cap Growth Index Fund	-%	10%	13%	15%	14%	12%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following underlying mutual funds.

Fund	% of shares held
Fidelity Series Blue Chip Growth Fund	20%
Fidelity Series Corporate Bond Fund	68%
Fidelity Series Government Bond Index Fund	68%
Fidelity Series International Index Fund	86%
Fidelity Series Investment Grade Securitized Fund	68%
Fidelity Series Large Cap Growth Index Fund	88%
Fidelity Series Large Cap Value Index Fund	34%
Fidelity Series Small Cap Core Fund	51%
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
12. Reorganization Information.
On June 14, 2024, Fidelity Freedom Blend Income Fund acquired all of the assets and assumed all of the liabilities of Fidelity Freedom Blend 2005 Fund ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by the Acquired Fund were the primary assets acquired by Fidelity Freedom Blend Income Fund. The acquisition was accomplished by an exchange of each class of Fidelity Freedom Blend Income Fund for corresponding shares then outstanding of the Acquired Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Acquired Fund and shares issued by Fidelity Freedom Blend Income Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward and will be utilized for purposes of Fidelity Freedom Blend Income Fund ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Freedom Blend 2005 Fund	21,665,079	(163,579)
Class A			572,909	58,580	.9986809816
Class M			23,274	2,382	1.0026100307
Class C			53,959	5,586	1.0060041408
Fidelity Freedom Blend 2005 Fund			945,880	96,617	1.0007660878
Class K			207,335	21,178	1.0064759959
Class K6			10,297,550	1,051,838	1.0021859040
Class I			233,567	23,858	1.0030745659
Premier Class			9,348,777	954,930	1.0003268641

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity Freedom Blend Income Fund	108,822,811	130,506,062

Pro forma results of operations of the combined entity for the entire period ended March 31, 2025, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$4,320,060
Total net realized gain (loss)	(66,424)
Total change in net unrealized appreciation (depreciation)	3,115,744
Net increase (decrease) in net assets resulting from operations	$7,369,380

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired funds that have been included in the Fidelity Freedom Blend Income Fund accompanying Statement of Operations since June 14, 2024.
13. Reorganization Information.
On January 10, 2025, each respective Acquiring Fund - Fidelity Freedom Blend acquired all of the assets and assumed all of the liabilities of each respective Fidelity Simplicity RMD Fund listed in the below table ("Acquired Fund") pursuant to an Agreement and Plan of Reorganization (Agreements) approved by the Board of Trustees ("The Board"). The securities held by each Acquired Funds were the primary assets acquired by each Acquiring Fund - Fidelity Freedom Blend. The acquisition was accomplished by an exchange of Acquiring Fund - Fidelity Freedom Blend for corresponding shares then outstanding of each Acquired Fund at their respective net asset value on the acquisition date. The reorganization provides shareholders of each Acquired Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of each Acquired Funds and shares issued by each Acquiring Fund - Fidelity Freedom Blend were recorded at fair value; however, the cost basis of the investments received from each Acquired Fund were carried forward and will be utilized for purposes of each Acquiring Fund's - Fidelity Freedom Blend ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Acquired Fund and Share Class	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Simplicity RMD Income Fund	26,758,013	(110,256)	26,772,177	2,765,723	5.6837913223
Fidelity Simplicity RMD 2010 Fund	9,376,762	35,602	9,381,083	951,428	5.2472008114
Fidelity Simplicity RMD 2015 Fund	16,744,414	243,913	16,750,641	1,666,730	5.8860298507
Fidelity Simplicity RMD 2020 Fund	42,780,112	501,695	42,792,278	4,114,643	5.9231826923
Fidelity Simplicity RMD 2025 Fund	10,021,323	170,582	10,023,316	930,670	1.0354874652
Fidelity Simplicity RMD 2030 Fund	588,567	26,914	588,662	53,033	.9443423423

Acquiring Fund	Net Assets $	Total net assets after the acquisition $
Fidelity Freedom Blend Income Fund	132,530,581	159,302,758
Fidelity Freedom Blend 2010 Fund	92,695,669	102,076,752
Fidelity Freedom Blend 2015 Fund	235,816,940	252,567,581
Fidelity Freedom Blend 2020 Fund	827,236,903	870,029,181
Fidelity Freedom Blend 2025 Fund	1,889,777,273	1,899,800,589
Fidelity Freedom Blend 2030 Fund	2,823,567,604	2,824,156,266

Pro forma results of operations of the combined entity for the entire period ended March 31, 2025, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Acquiring Fund	Net investment income (loss) $	Total net realized gain (loss) $	Total change in net unrealized appreciation (depreciation) $	Net increase (decrease) in net assets resulting from operations $
Fidelity Freedom Blend Income Fund	4,952,493	(901,596)	3,721,680	7,772,577
Fidelity Freedom Blend 2010 Fund	3,198,826	292,064	1,949,346	5,440,236
Fidelity Freedom Blend 2015 Fund	7,259,527	1,606,968	2,902,667	11,769,162
Fidelity Freedom Blend 2020 Fund	23,732,490	8,967,282	7,215,708	39,915,480
Fidelity Freedom Blend 2025 Fund	47,543,905	16,621,636	15,883,096	80,048,637
Fidelity Freedom Blend 2030 Fund	66,028,304	32,669,543	13,628,876	112,326,723

Because the combined investment portfolios have been managed as a single portfolio since the acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of the acquired funds that have been included in the Fund's accompanying Statement of Operations since January 10, 2025.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Aberdeen Street Trust and Shareholders of each of the fourteen funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (fourteen of the funds constituting Fidelity Aberdeen Street Trust, hereafter collectively referred to as the "Funds") as of March 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of March 31, 2025, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of operations	Statement of changes in net assets	Financial highlights
Fidelity Freedom Blend Income Fund
Fidelity Freedom Blend 2010 Fund
Fidelity Freedom Blend 2015 Fund
Fidelity Freedom Blend 2020 Fund
Fidelity Freedom Blend 2025 Fund
Fidelity Freedom Blend 2030 Fund
Fidelity Freedom Blend 2035 Fund
Fidelity Freedom Blend 2040 Fund
Fidelity Freedom Blend 2045 Fund
Fidelity Freedom Blend 2050 Fund
Fidelity Freedom Blend 2055 Fund
Fidelity Freedom Blend 2060 Fund
Fidelity Freedom Blend 2065 Fund
	For the year ended March 31, 2025	For each of the two years in the period ended March 31, 2025	For each of the five years in the period ended March 31, 2025
Fidelity Freedom Blend 2070 Fund	For the period June 28, 2024 (commencement of operations) through March 31, 2025	For the period June 28, 2024 (commencement of operations) through March 31, 2025	For the period June 28, 2024 (commencement of operations) through March 31, 2025

Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 14, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2025, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Freedom Blend 2030 Fund	$16,381,556
Fidelity Freedom Blend 2035 Fund	$33,398,341
Fidelity Freedom Blend 2040 Fund	$44,468,355
Fidelity Freedom Blend 2045 Fund	$40,847,530
Fidelity Freedom Blend 2050 Fund	$37,809,748
Fidelity Freedom Blend 2055 Fund	$27,177,752
Fidelity Freedom Blend 2060 Fund	$14,519,530
Fidelity Freedom Blend 2065 Fund	$4,568,707
Fidelity Freedom Blend 2070 Fund	$14,673
The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended January 10, 2025, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Simplicity RMD 2030 Fund	$54,427
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax.

Fidelity Freedom Blend Income Fund	48.77%
Fidelity Freedom Blend 2005 Fund	41.33%
Fidelity Freedom Blend 2010 Fund	37.94%
Fidelity Freedom Blend 2015 Fund	32.12%
Fidelity Freedom Blend 2020 Fund	35.93%
Fidelity Freedom Blend 2025 Fund	35.62%
Fidelity Freedom Blend 2030 Fund	27.27%
Fidelity Freedom Blend 2035 Fund	16.50%
Fidelity Freedom Blend 2040 Fund	10.10%
Fidelity Freedom Blend 2045 Fund	9.61%
Fidelity Freedom Blend 2050 Fund	6.59%
Fidelity Freedom Blend 2055 Fund	6.67%
Fidelity Freedom Blend 2060 Fund	6.87%
Fidelity Freedom Blend 2065 Fund	3.79%
Fidelity Freedom Blend 2070 Fund	7.77%
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax.

Fidelity Simplicity RMD Income Fund	34.35%
Fidelity Simplicity RMD 2010 Fund	28.86%
Fidelity Simplicity RMD 2015 Fund	23.54%
Fidelity Simplicity RMD 2020 Fund	19.63%
Fidelity Simplicity RMD 2025 Fund	16.61%
Fidelity Simplicity RMD 2030 Fund	13.42%
The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2025 as qualifying to be taxed as section 163(j) interest dividends:

Fidelity Freedom Blend Income Fund	$3,308,536
Fidelity Freedom Blend 2005 Fund	$144,806
Fidelity Freedom Blend 2010 Fund	$2,079,524
Fidelity Freedom Blend 2015 Fund	$4,499,536
Fidelity Freedom Blend 2020 Fund	$13,560,594
Fidelity Freedom Blend 2025 Fund	$25,809,350
Fidelity Freedom Blend 2030 Fund	$32,190,903
Fidelity Freedom Blend 2035 Fund	$25,453,413
Fidelity Freedom Blend 2040 Fund	$12,315,621
Fidelity Freedom Blend 2045 Fund	$6,464,110
Fidelity Freedom Blend 2050 Fund	$5,640,800
Fidelity Freedom Blend 2055 Fund	$3,788,679
Fidelity Freedom Blend 2060 Fund	$2,018,546
Fidelity Freedom Blend 2065 Fund	$598,814
Fidelity Freedom Blend 2070 Fund	$1,964
A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends-received deduction for corporate shareholders:

	Class A	Class M	Class C	Fidelity Freedom Blend Fund	Class K	Class K6	Class I	Class Z	Premier Class
Fidelity Freedom Blend Income Fund
May, 2024	4%	5%	9%	3%	3%	3%	3%	3%	3%
June, 2024	5%	7%	12%	5%	4%	4%	5%	4%	4%
July, 2024	5%	6%	`10%	4%	4%	4%	4%	4%	4%
August, 2024	4%	5%	6%	4%	4%	4%	4%	4%	4%
September, 2024	5%	6%	8%	4%	4%	4%	4%	4%	4%
October, 2024	5%	6%	8%	4%	4%	4%	4%	4%	4%
November, 2024	5%	5%	6%	4%	4%	4%	4%	4%	4%
December, 2024	4%	5%	5%	4%	4%	4%	4%	4%	4%
February, 2025	4%	5%	26%	2%	3%	2%	3%	3%	2%
March, 2025	3%	4%	10%	2%	2%	2%	3%	2%	2%
Fidelity Freedom Blend 2005 Fund
May, 2024	2%	2%	11%	1%	1%	1%	1%	1%	1%
Fidelity Freedom Blend 2010 Fund
May, 2024	3%	4%	16%	2%	2%	2%	2%	2%	2%
December, 2024	7%	7%	9%	6%	6%	6%	6%	6%	5%
Fidelity Freedom Blend 2015 Fund
May, 2024	4%	9%	-	4%	4%	3%	4%	4%	3%
December, 2024	9%	10%	13%	8%	8%	8%	8%	8%	8%
Fidelity Freedom Blend 2020 Fund
May, 2024	14%	31%	-	8%	6%	6%	8%	7%	5%
December, 2024	12%	13%	16%	11%	11%	10%	11%	11%	10%
Fidelity Freedom Blend 2025 Fund
May, 2024	15%	-	-	12%	8%	8%	11%	9%	7%
December, 2024	15%	21%	21%	14%	14%	13%	14%	13%	13%
Fidelity Freedom Blend 2030 Fund
May, 2024	21%	-	-	12%	8%	8%	12%	10%	8%
December, 2024	18%	20%	25%	16%	16%	15%	17%	16%	15%
Fidelity Freedom Blend 2035 Fund
May, 2024	37%	-	-	18%	12%	12%	18%	15%	12%
December, 2024	22%	24%	33%	20%	20%	19%	20%	20%	19%
Fidelity Freedom Blend 2040 Fund
May, 2024	-	-	-	100%	31%	35%	-	70%	31%
December, 2024	29%	33%	43%	26%	26%	24%	27%	26%	24%
Fidelity Freedom Blend 2045 Fund
May, 2024	-	-	-	-	79%	79%	-	-	59%
December, 2024	32%	36%	50%	29%	29%	27%	30%	28%	27%
Fidelity Freedom Blend 2050 Fund
May, 2024	-	-	-	-	44%	88%	-	-	44%
December, 2024	33%	37%	47%	30%	29%	27%	30%	29%	27%
Fidelity Freedom Blend 2055 Fund
May, 2024	-	-	-	-	43%	85%	-	-	43%
December, 2024	33%	36%	49%	29%	29%	27%	30%	28%	26%
Fidelity Freedom Blend 2060 Fund
May, 2024	-	-	-	-	47%	95%	-	-	57%
December, 2024	32%	36%	46%	29%	28%	27%	29%	28%	26%
Fidelity Freedom Blend 2065 Fund
May, 2024	-	-	-	-	42%	98%	-	100%	59%
December, 2024	32%	37%	49%	29%	29%	27%	30%	28%	26%
Fidelity Freedom Blend 2070 Fund
December, 2024	29%	35%	47%	25%	24%	23%	26%	26%	23%
A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Fidelity Freedom Blend Class	Class K	Class K6	Class I	Class Z	Class Z6	Premier Class
Fidelity Freedom Blend Income Fund
May, 2024	11.29%	13.71%	27.41%	9.60%	8.73%	8.35%	10.10%	8.73%	8.35%	8.35%
June, 2024	16.46%	20.12%	36.21%	13.93%	12.94%	12.07%	13.93%	12.94%	-	12.07%
July, 2024	16.53%	18.60%	29.75%	13.53%	12.40%	12.40%	13.53%	13.53%	-	11.45%
August, 2024	13.42%	14.35%	17.33%	12.61%	12.61%	12.24%	12.61%	12.24%	-	12.24%
September, 2024	15.92%	18.19%	25.47%	13.41%	12.74%	12.13%	13.41%	12.74%	-	12.13%
October, 2024	14.69%	16.79%	23.50%	13.06%	13.06%	12.37%	13.06%	12.37%	-	11.75%
November, 2024	13.69%	14.88%	18.01%	12.68%	12.68%	12.23%	12.68%	12.68%	-	12.23%
December, 2024	13.15%	13.75%	14.99%	12.60%	12.49%	12.29%	12.60%	12.49%	-	12.19%
February, 2025	2.70%	3.77%	18.85%	1.72%	1.89%	1.72%	2.10%	1.89%	-	1.72%
March, 2025	2.44%	3.13%	7.30%	1.83%	1.83%	1.69%	2.00%	1.83%	-	1.69%
Fidelity Freedom Blend 2005 Fund
May, 2024	0.13%	0.19%	0.87%	0.10%	0.09%	0.09%	0.10%	0.09%	0.09%	0.09%
Fidelity Freedom Blend 2010 Fund
May, 2024	3.12%	4.48%	17.92%	2.56%	2.24%	2.11%	2.48%	2.32%	2.11%	2.11%
December, 2024	19.18%	19.62%	25.65%	16.82%	16.31%	15.77%	16.76%	16.25%	-	15.71%
Fidelity Freedom Blend 2015 Fund
May, 2024	5.03%	10.05%	-	4.61%	4.25%	3.81%	4.61%	4.10%	4.25%	3.69%
December, 2024	24.63%	28.05%	35.18%	23.32%	22.67%	21.79%	23.22%	22.49%	-	21.71%
Fidelity Freedom Blend 2020 Fund
May, 2024	16.14%	36.32%	-	9.08%	6.61%	6.61%	9.08%	7.65%	7.27%	6.32%
December, 2024	32.72%	35.07%	43.91%	29.67%	29.20%	27.86%	29.79%	29.20%	-	27.76%
Fidelity Freedom Blend 2025 Fund
May, 2024	18.75%	-	-	14.43%	9.87%	9.38%	13.40%	11.03%	10.24%	8.93%
December, 2024	40.49%	54.90%	55.60%	36.92%	36.30%	34.46%	37.39%	35.72%	-	34.19%
Fidelity Freedom Blend 2030 Fund
May, 2024	17.96%	-	-	10.27%	6.85%	7.19%	10.27%	8.46%	7.57%	6.85%
December, 2024	47.73%	52.44%	66.22%	43.60%	42.86%	40.61%	44.17%	42.32%	-	40.13%
Fidelity Freedom Blend 2035 Fund
May, 2024	35.49%	-	-	17.75%	11.21%	11.83%	17.75%	14.20%	13.31%	11.21%
December, 2024	58.99%	64.23%	86.94%	53.83%	52.68%	49.69%	54.06%	51.79%	-	48.90%
Fidelity Freedom Blend 2040 Fund
May, 2024	-	-	-	100.00%	30.50%	34.31%	0.00%	68.62%	39.21%	30.50%
December, 2024	76.76%	86.12%	100.00%	69.24%	68.32%	64.09%	70.17%	67.14%	-	63.05%
Fidelity Freedom Blend 2045 Fund
May, 2024	-	-	-	-	100.00%	100.00%	-	-	100.00%	77.46%
December, 2024	84.62%	94.57%	100.00%	76.57%	75.54%	70.50%	77.27%	73.57%	-	69.34%
Fidelity Freedom Blend 2050 Fund
May, 2024	-	-	-	-	74.49%	100.00%	-	-	100.00%	74.49%
December, 2024	85.20%	95.81%	100.00%	77.05%	74.34%	70.62%	77.76%	75.00%	-	69.18%
Fidelity Freedom Blend 2055 Fund
May, 2024	-	-	-	-	72.30%	100.00%	-	-	100.00%	72.30%
December, 2024	84.95%	94.94%	100.00%	76.52%	74.84%	70.78%	77.22%	74.18%	-	69.05%
Fidelity Freedom Blend 2060 Fund
May, 2024	-	-	-	-	44.28%	88.55%	-	-	88.55%	53.13%
December, 2024	84.18%	93.85%	100.00%	75.98%	74.34%	70.37%	77.00%	73.38%	-	68.68%
Fidelity Freedom Blend 2065 Fund
May, 2024	-	-	-	-	41.20%	96.14%	-	100.00%	96.14%	57.68%
December, 2024	84.08%	98.23%	100.00%	76.38%	75.07%	71.11%	77.74%	72.89%	-	68.87%
Fidelity Freedom Blend 2070 Fund
December, 2024	87.12%	100.00%	100.00%	73.74%	72.63%	67.53%	76.08%	77.31%	-	68.49%
A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Simplicity RMD Income Fund
September 2024	12.66%
October 2024	18.25%
November 2024	18.25%
December 2024	18.25%
Fidelity Simplicity RMD 2010 Fund
September 2024	17.69%
October 2024	24.46%
November 2024	24.46%
December 2024	24.46%
Fidelity Simplicity RMD 2015 Fund
September 2024	23.03%
October 2024	31.26%
November 2024	31.26%
December 2024	31.26%
Fidelity Simplicity RMD 2020 Fund
September 2024	28.74%
October 2024	38.56%
November 2024	38.56%
December 2024	38.56%
Fidelity Simplicity RMD 2025 Fund
September 2024	30.61%
October 2024	44.04%
November 2024	44.04%
December 2024	44.04%
Fidelity Simplicity RMD 2030 Fund
September 2024	3.62%
October 2024	35.72%
November 2024	35.72%
December 2024	35.72%
A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

	Class A	Class M	Class C	Fidelity Freedom Blend Class	Class K	Class K6	Class I	Class Z	Class Z6	Premier Class
Fidelity Freedom Blend Income Fund
May, 2024	0.28%	0.34%	0.67%	0.24%	0.22%	0.21%	0.25%	0.22%	0.21%	0.21%
June, 2024	0.41%	0.50%	0.89%	0.34%	0.32%	0.30%	0.34%	0.32%	-	0.30%
July, 2024	0.41%	0.46%	0.73%	0.33%	0.31%	0.31%	0.33%	0.33%	-	0.28%
August, 2024	0.33%	0.35%	0.43%	0.31%	0.31%	0.30%	0.31%	0.30%	-	0.30%
September, 2024	0.39%	0.45%	0.63%	0.33%	0.32%	0.30%	0.33%	0.32%	-	0.30%
October, 2024	0.36%	0.41%	0.58%	0.32%	0.32%	0.31%	0.32%	0.31%	-	0.29%
November, 2024	0.34%	0.37%	0.44%	0.31%	0.31%	0.30%	0.31%	0.31%	-	0.30%
December, 2024	0.33%	0.34%	0.37%	0.31%	0.31%	0.30%	0.31%	0.31%	-	0.30%
February, 2024	0.02%	0.03%	0.11%	0.01%	0.02%	0.01%	0.02%	0.02%	-	0.01%
March,2024	0.02%	0.02%	0.05%	0.02%	0.02%	0.01%	0.02%	0.02%	-	0.01%
Fidelity Freedom Blend 2005 Fund
May, 2024	0.11%	0.15%	0.69%	0.08%	0.07%	0.07%	0.08%	0.08%	0.07%	0.07%
Fidelity Freedom Blend 2010 Fund
May, 2024	0.11%	0.16%	0.62%	0.09%	0.08%	0.08%	0.09%	0.08%	0.08%	0.08%
December, 2024	0.48%	0.49%	0.64%	0.42%	0.41%	0.39%	0.42%	0.40%	-	0.39%
Fidelity Freedom Blend 2015 Fund
May, 2024	0.10%	0.20%	-	0.09%	0.09%	0.08%	0.09%	0.08%	0.09%	0.08%
December, 2024	0.61%	0.69%	0.87%	0.58%	0.56%	0.54%	0.58%	0.56%	-	0.54%
Fidelity Freedom Blend 2020 Fund
May, 2024	0.19%	0.42%	-	0.11%	0.08%	0.08%	0.11%	0.09%	0.09%	0.08%
December, 2024	0.81%	0.87%	1.09%	0.74%	0.72%	0.69%	0.74%	0.72%	-	0.69%
Fidelity Freedom Blend 2025 Fund
May, 2024	0.16%	0.00%	-	0.12%	0.09%	0.08%	0.12%	0.10%	0.09%	0.08%
December, 2024	1.00%	1.35%	1.37	0.91%	0.90%	0.85%	0.92%	0.88%	-	0.84%
Fidelity Freedom Blend 2030 Fund
May, 2024	0.15%	-	-	0.09%	0.06%	0.06%	0.09%	0.07%	0.07%	0.06%
December, 2024	1.18%	1.29%	1.63%	1.08%	1.06%	1.00%	1.09%	1.04%	-	0.99%
Fidelity Freedom Blend 2035 Fund
May, 2024	0.34%	-	-	0.17%	0.11%	0.12%	0.17%	0.14%	0.13%	0.11%
December, 2024	1.45%	1.58%	2.14%	1.32%	1.30%	1.22%	1.33%	1.27%	-	1.20%
Fidelity Freedom Blend 2040 Fund
May, 2024	-	-	-	-	0.33%	0.37%	0.00%	0.74%	0.43%	0.33%
December, 2024	1.87%	2.10%	0.00%	1.69%	1.66%	1.56%	1.71%	1.64%	-	1.54%
Fidelity Freedom Blend 2045 Fund
May, 2024	-	-	-	-	0.00%	0.00%	-	-	0.00%	1.33%
December, 2024	2.08%	2.33%	0.00%	1.88%	1.86%	1.73%	1.90%	1.81%	-	1.71%
Fidelity Freedom Blend 2050 Fund
May, 2024	-	-	-	-	1.50%	0.00%	-	-	0.00%	1.50%
December, 2024	2.08%	2.34%	0.00%	1.88%	1.82%	1.73%	1.90%	1.83%	-	1.69%
Fidelity Freedom Blend 2055 Fund
May, 2024	-	-	-	-	1.65%	0.00%	-	-	0.00%	1.65%
December, 2024	2.08%	2.33%	0.00%	1.88%	1.84%	1.74%	1.89%	1.82%	-	1.69%
Fidelity Freedom Blend 2060 Fund
May, 2024	-	-	-	-	0.08%	0.15%	-	-	0.15%	0.09%
December, 2024	2.06%	2.30%	0.00%	1.86%	1.82%	1.72%	1.89%	1.80%	-	1.68%
Fidelity Freedom Blend 2065 Fund
May, 2024	-	-	-	-	0.09%	0.20%	-	-	0.20%	0.12%
December, 2024	2.06%	1.78%	0.00%	1.87%	1.84%	1.74%	1.91%	1.79%	-	1.69%
Fidelity Freedom Blend 2070 Fund
December, 2024	2.10%	0.00%	0.00%	1.78%	1.75%	1.63%	1.83%	1.86%	-	1.65%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity Simplicity RMD Income Fund
September, 2024	0.16%
October, 2024	0.23%
November, 2024	0.23%
December, 2024	0.23%
Fidelity Simplicity RMD 2010 Fund
September, 2024	0.34%
October, 2024	0.46%
November, 2024	0.46%
December, 2024	0.46%
Fidelity Simplicity RMD 2015 Fund
September, 2024	0.46%
October, 2024	0.62%
November, 2024	0.62%
December, 2024	0.62%
Fidelity Simplicity RMD 2020 Fund
September, 2024	0.59%
October, 2024	0.78%
November, 2024	0.78%
December, 2024	0.78%
Fidelity Simplicity RMD 2025 Fund
September, 2024	0.63%
October, 2024	0.90%
November, 2024	0.90%
December, 2024	0.90%
Fidelity Simplicity RMD 2030 Fund
September, 2024	0.08%
October, 2024	0.75%
November, 2024	0.75%
December, 2024	0.75%
The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Freedom Blend Income Fund
Class A	12/31/24	$0.0102	$0.0038
Class M	12/31/24	$0.0097	$0.0038
Class C	12/31/24	$0.0089	$0.0038
Fidelity Freedom Blend Income Fund	12/31/24	$0.0106	$0.0038
Class K	12/31/24	$0.0107	$0.0038
Class K6	12/31/24	$0.0109	$0.0038
Class I	12/31/24	$0.0106	$0.0038
Class Z	12/31/24	$0.0107	$0.0038
Premier Class	12/31/24	$0.0110	$0.0038
Fidelity Freedom Blend 2010 Fund
Class A	12/31/24	$0.0248	$0.0048
Class M	12/31/24	$0.0242	$0.0048
Class C	12/31/24	$0.0185	$0.0048
Fidelity Freedom Blend Income Fund	12/31/24	$0.0242	$0.0048
Class K	12/31/24	$0.0291	$0.0048
Class K6	12/31/24	$0.0301	$0.0048
Class I	12/31/24	$0.0283	$0.0048
Class Z	12/31/24	$0.0292	$0.0048
Premier Class	12/31/24	$0.0302	$0.0048
Fidelity Freedom Blend 2015 Fund
Class A	12/31/24	$0.0352	$0.0061
Class M	12/31/24	$0.0309	$0.0061
Class C	12/31/24	$0.0247	$0.0061
Fidelity Freedom Blend Income Fund	12/31/24	$0.0372	$0.0061
Class K	12/31/24	$0.0383	$0.0061
Class K6	12/31/24	$0.0398	$0.0061
Class I	12/31/24	$0.0374	$0.0061
Class Z	12/31/24	$0.0386	$0.0061
Premier Class	12/31/24	$0.0400	$0.0061
Fidelity Freedom Blend 2020 Fund
Class A	12/31/24	$0.0444	$0.0077
Class M	12/31/24	$0.0414	$0.0077
Class C	12/31/24	$0.0331	$0.0077
Fidelity Freedom Blend Income Fund	12/31/24	$0.0490	$0.0077
Class K	12/31/24	$0.0497	$0.0077
Class K6	12/31/24	$0.0521	$0.0077
Class I	12/31/24	$0.0488	$0.0077
Class Z	12/31/24	$0.0497	$0.0077
Premier Class	12/31/24	$0.0523	$0.0077
Fidelity Freedom Blend 2025 Fund
Class A	12/31/24	$0.0545	$0.0091
Class M	12/31/24	$0.0402	$0.0091
Class C	12/31/24	$0.0397	$0.0091
Fidelity Freedom Blend Income Fund	12/31/24	$0.0598	$0.0091
Class K	12/31/24	$0.0608	$0.0091
Class K6	12/31/24	$0.0641	$0.0091
Class I	12/31/24	$0.0590	$0.0091
Class Z	12/31/24	$0.0618	$0.0091
Premier Class	12/31/24	$0.0646	$0.0091
Fidelity Freedom Blend 2030 Fund
Class A	12/31/24	$0.0634	$0.0103
Class M	12/31/24	$0.0577	$0.0103
Class C	12/31/24	$0.0457	$0.0103
Fidelity Freedom Blend Income Fund	12/31/24	$0.0694	$0.0103
Class K	12/31/24	$0.0706	$0.0103
Class K6	12/31/24	$0.0745	$0.0103
Class I	12/31/24	$0.0685	$0.0103
Class Z	12/31/24	$0.0715	$0.0103
Premier Class	12/31/24	$0.0754	$0.0103
Fidelity Freedom Blend 2035 Fund
Class A	12/31/24	$0.0791	$0.0124
Class M	12/31/24	$0.0727	$0.0124
Class C	12/31/24	$0.0537	$0.0124
Fidelity Freedom Blend Income Fund	12/31/24	$0.0867	$0.0124
Class K	12/31/24	$0.0886	$0.0124
Class K6	12/31/24	$0.0940	$0.0124
Class I	12/31/24	$0.0864	$0.0124
Class Z	12/31/24	$0.0902	$0.0124
Premier Class	12/31/24	$0.0955	$0.0124
Fidelity Freedom Blend 2040 Fund
Class A	12/31/24	$0.1017	$0.0154
Class M	12/31/24	$0.0907	$0.0154
Class C	12/31/24	$0.0691	$0.0154
Fidelity Freedom Blend Income Fund	12/31/24	$0.1128	$0.0154
Class K	12/31/24	$0.1143	$0.0154
Class K6	12/31/24	$0.1218	$0.0154
Class I	12/31/24	$0.1113	$0.0154
Class Z	12/31/24	$0.1163	$0.0154
Premier Class	12/31/24	$0.1238	$0.0154
Fidelity Freedom Blend 2045 Fund
Class A	12/31/24	$0.1110	$0.0166
Class M	12/31/24	$0.0993	$0.0166
Class C	12/31/24	$0.0721	$0.0166
Fidelity Freedom Blend Income Fund	12/31/24	$0.1227	$0.0166
Class K	12/31/24	$0.1243	$0.0166
Class K6	12/31/24	$0.1332	$0.0166
Class I	12/31/24	$0.1215	$0.0166
Class Z	12/31/24	$0.1277	$0.0166
Premier Class	12/31/24	$0.1354	$0.0166
Fidelity Freedom Blend 2050 Fund
Class A	12/31/24	$0.1102	$0.0166
Class M	12/31/24	$0.0980	$0.0166
Class C	12/31/24	$0.0774	$0.0166
Fidelity Freedom Blend Income Fund	12/31/24	$0.1218	$0.0166
Class K	12/31/24	$0.1263	$0.0166
Class K6	12/31/24	$0.1329	$0.0166
Class I	12/31/24	$0.1207	$0.0166
Class Z	12/31/24	$0.1252	$0.0166
Premier Class	12/31/24	$0.1357	$0.0166
Fidelity Freedom Blend 2055 Fund
Class A	12/31/24	$0.1111	$0.0167
Class M	12/31/24	$0.0994	$0.0167
Class C	12/31/24	$0.0738	$0.0167
Fidelity Freedom Blend Income Fund	12/31/24	$0.1234	$0.0167
Class K	12/31/24	$0.1262	$0.0167
Class K6	12/31/24	$0.1334	$0.0167
Class I	12/31/24	$0.1223	$0.0167
Class Z	12/31/24	$0.1273	$0.0167
Premier Class	12/31/24	$0.1367	$0.0167
Fidelity Freedom Blend 2060 Fund
Class A	12/31/24	$0.1122	$0.0168
Class M	12/31/24	$0.1006	$0.0168
Class C	12/31/24	$0.0786	$0.0168
Fidelity Freedom Blend Income Fund	12/31/24	$0.1243	$0.0168
Class K	12/31/24	$0.1270	$0.0168
Class K6	12/31/24	$0.1342	$0.0168
Class I	12/31/24	$0.1226	$0.0168
Class Z	12/31/24	$0.1287	$0.0168
Premier Class	12/31/24	$0.1375	$0.0168
Fidelity Freedom Blend 2065 Fund
Class A	12/31/24	$0.1165	$0.0172
Class M	12/31/24	$0.0997	$0.0172
Class C	12/31/24	$0.0768	$0.0172
Fidelity Freedom Blend Income Fund	12/31/24	$0.1282	$0.0172
Class K	12/31/24	$0.1305	$0.0172
Class K6	12/31/24	$0.1377	$0.0172
Class I	12/31/24	$0.1260	$0.0172
Class Z	12/31/24	$0.1344	$0.0172
Premier Class	12/31/24	$0.1422	$0.0172
Fidelity Freedom Blend 2070 Fund
Class A	12/31/24	$0.0687	$0.0103
Class M	12/31/24	$0.0581	$0.0103
Class C	12/31/24	$0.0426	$0.0103
Fidelity Freedom Blend 2070 Fund	12/31/24	$0.0812	$0.0103
Class K	12/31/24	$0.0824	$0.0103
Class K6	12/31/24	$0.0887	$0.0103
Class I	12/31/24	$0.0787	$0.0103
Class Z	12/31/24	$0.0775	$0.0103
Premier Class	12/31/24	$0.0874	$0.0103
The amounts per share which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the United States are as follows:

	Pay Date	Income	Taxes
Fidelity Simplicity RMD Income Fund	12/31/24	$0.1171	$0.0272
Fidelity Simplicity RMD 2010 Fund	12/31/24	$0.1451	$0.0311
Fidelity Simplicity RMD 2015 Fund	12/31/24	$0.2141	$0.0435
Fidelity Simplicity RMD 2020 Fund	12/31/24	$0.2769	$0.0526
Fidelity Simplicity RMD 2025 Fund	12/31/24	$0.0586	$0.0107
Fidelity Simplicity RMD 2030 Fund	12/31/24	$0.0717	$0.0121
The funds will notify shareholders in January 2026 of amounts for use in preparing 2025 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9890344.106
FBF-ANN-0525

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	May 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	May 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	May 22, 2025